UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22245

First Trust Exchange-Traded Fund III
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 765-8000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

(a)	The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

First Trust Exchange-Traded Fund III
First Trust Preferred Securities and Income ETF (FPE)

First Trust Institutional Preferred Securities and Income
ETF (FPEI)
Semi-Annual Report
For the Six Months Ended
April 30, 2023

First Trust Exchange-Traded Fund III
Semi-Annual Report
April 30, 2023
Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and/or Stonebridge Advisors LLC (“Stonebridge” or the “Sub-Advisor”) and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund III (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, the “Funds”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on each Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund’s performance and investment approach.
The statistical information that follows may help you understand each Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Exchange-Traded Fund III
Semi-Annual Letter from the Chairman and CEO
April 30, 2023
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for certain series of First Trust Exchange-Traded Fund III (the “Funds”), which contains detailed information about the Funds for the six months ended April 30, 2023.
It pleases me to write that on May 5, 2023, the World Health Organization officially declared that the coronavirus (“COVID-19”) pandemic no longer qualified as a global health emergency. While the virus officially no longer poses an immediate threat, its full impact on the world economy remains to be seen, in my opinion. Recall, if you will, those early days of the pandemic; companies sent workers home, consumers were afraid or unwilling to leave their homes, supply chains dried up, and grocery shelves were left bare. Hoping to provide relief to their constituents and to bolster economic activity, governments across the globe funneled trillions of dollars in stimulus directly into the hands of their citizens. Unfortunately, economist Milton Friedman’s age-old economic adage “there’s no such thing as a free lunch” still holds. As a result of the U.S. government stimulus, gross domestic product rebounded quickly, but so did inflation.
As many investors are aware, the Federal Reserve (the “Fed”) has been locked in a battle with stubbornly high inflation for several years now. Inflation, as measured by the trailing 12-month rate of change in the Consumer Price Index (“CPI”), surged from 1.4% on December 31, 2020, to 9.1% as of June 30, 2022. Since then, the trailing rate on the CPI has come down, but remains elevated. On April 30, 2023, the CPI stood at 4.9%, well above the Fed’s goal of 2.0%. Surging prices have not been restricted to the U.S. Headline inflation rates in each of the countries that make up the so-called Group of Ten (G-10) stand above the targets set by their central banks, according to data from Bloomberg.
From the Fed’s perspective, monetary policy is the most efficient means to combat rising prices. From December 31, 2020 through May 3, 2023, the Fed increased the Federal Funds target rate (upper bound) a total of ten times, raising the rate from 0.25% to 5.25%. As mentioned, tighter monetary policy resulted in a decrease in the CPI, but there have been casualties in the Fed’s battle with rising prices. The most recent banking turmoil is one example. Another is the spike in mortgage rates. According to Bankrate, the national average for a 30-year mortgage stood at just 2.87% on December 31, 2020. As of May 1, 2023, the average 30-year mortgage rate had surged to 6.88%. Not all the news is negative, however. Driven by a strong U.S. labor market, consumer spending remained robust in April 2023. Notably, American corporations added 253,000 jobs during the month, and the unemployment rate stood at a 53-year low. Bob Carey, Chief Market Strategist at First Trust, recently summed up the current situation, noting that “we’re not out of the woods yet.” That said, even the most difficult situations don’t last forever. In my opinion, like the COVID-19 pandemic, inflation, and the tighter monetary policy it ushered in, will pass with time.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Funds again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Fund Performance Overview (Unaudited)
First Trust Preferred Securities and Income ETF (FPE)
The First Trust Preferred Securities and Income ETF’s (the “Fund”) investment objective is to seek total return and to provide current income. Under normal market conditions, the Fund invests at least 80% of its net assets (including investment borrowings) in preferred securities (“Preferred Securities”) and income-producing debt securities (“Income Securities”). The Fund invests in securities that are traded over-the-counter or listed on an exchange. For purposes of the 80% test set forth above, securities of open-end funds, closed-end funds or other exchange-traded funds (“ETFs”) registered under the Investment Company Act of 1940, as amended, that invest primarily in Preferred Securities or Income Securities are deemed to be Preferred Securities or Income Securities.
Preferred Securities held by the Fund generally pay fixed or adjustable-rate distributions to investors and have preference over common stock in the payment of distributions and the liquidation of a company’s assets, but are generally junior to all forms of the company’s debt, including both senior and subordinated debt. Certain of the Preferred Securities may be issued by trusts or other special purpose entities created by companies specifically for the purpose of issuing such securities. Income Securities that may be held by the Fund include corporate bonds, high yield securities (commonly referred to as “junk” bonds) and convertible securities. The broad category of corporate debt securities includes debt issued by U.S. and non-U.S. companies of all kinds, including those with small, mid and large capitalizations. Corporate debt may carry fixed or floating rates of interest.
Performance
			Average Annual Total Returns			Cumulative Total Returns
	6 Months Ended 4/30/23	1 Year Ended 4/30/23	5 Years Ended 4/30/23	10 Years Ended 4/30/23	Inception (2/11/13) to 4/30/23	5 Years Ended 4/30/23	10 Years Ended 4/30/23	Inception (2/11/13) to 4/30/23
Fund Performance
NAV	-0.58%	-7.40%	1.45%	3.05%	3.31%	7.46%	34.99%	39.45%
Market Price	-0.16%	-7.11%	1.40%	3.03%	3.29%	7.22%	34.73%	39.25%
Index Performance
ICE BofA US Investment Grade Institutional Capital Securities Index	6.57%	-0.17%	3.34%	4.06%	4.30%	17.83%	48.91%	53.76%
Blended Benchmark(1)(2)	2.85%	-4.66%	1.93%	N/A	N/A	10.04%	N/A	N/A
(See Notes to Fund Performance Overview Page 8.)

(1)	The Blended Benchmark consists of a 30/30/30/10 blend of the ICE BofA Core Plus Fixed Rate Preferred Securities Index, the ICE BofA US Investment Grade Institutional Capital Securities Index, the ICE USD Contingent Capital Index and the ICE BofA US High Yield Institutional Capital Securities Index. The Blended Benchmark is intended to reflect the proportional market cap of each segment of the preferred and hybrid securities market. The indices do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the performance shown. Indices are unmanaged and an investor cannot invest directly in an index. The Blended Benchmark returns are calculated by using the monthly returns of the four indices during each period shown above. At the beginning of each month the four indices are rebalanced to a 30/30/30/10 ratio to account for divergence from that ratio that occurred during the course of each month. The monthly returns are then compounded for each period shown above, giving the performance for the Blended Benchmark for each period shown above.
(2)	Since the ICE USD Contingent Capital Index had an inception date of December 31, 2013, the performance of the Blended Benchmark is not available for all of the periods disclosed.

Fund Performance Overview (Unaudited) (Continued)
First Trust Preferred Securities and Income ETF (FPE) (Continued)
Sector Allocation	% of Total Investments
Financials	72.8%
Energy	9.4
Utilities	7.7
Industrials	3.6
Consumer Staples	2.8
Real Estate	1.9
Communication Services	1.1
Materials	0.5
Consumer Discretionary	0.2
Total	100.0%

Credit Rating(3)	% of Total Fixed-Income Investments
A	0.1%
BBB+	11.2
BBB	21.0
BBB-	33.4
BB+	15.6
BB	10.8
BB-	3.5
B+	0.4
B	0.4
Not Rated	3.6
Total	100.0%

Top Ten Holdings	% of Total Investments
AerCap Holdings N.V.	2.5%
Barclays PLC	2.1
Wells Fargo & Co., Series L	2.1
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc.	1.8
Barclays PLC	1.7
Bank of America Corp., Series L	1.4
UniCredit S.p.A.	1.3
Global Atlantic Fin Co.	1.3
Intesa Sanpaolo S.p.A.	1.2
Enbridge, Inc., Series 16-A	1.1
Total	16.5%
Country Allocation	% of Total Investments
United States	54.1%
United Kingdom	10.3
Canada	8.7
Bermuda	6.1
France	4.8
Netherlands	2.9
Italy	2.9
Australia	2.7
Spain	1.8
Multinational	1.8
Mexico	1.5
Germany	1.2
Denmark	0.8
Switzerland	0.4
Total	100.0%

(3)	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Fund Performance Overview (Unaudited) (Continued)
First Trust Preferred Securities and Income ETF (FPE) (Continued)

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Institutional Preferred Securities and Income ETF (FPEI)
The First Trust Institutional Preferred Securities and Income ETF’s (the “Fund”) investment objective is to seek total return and to provide current income. Under normal market conditions, the Fund invests at least 80% of its net assets (including investment borrowings) in institutional preferred securities (“Preferred Securities”) and income-producing debt securities (“Income Securities”). Preferred Securities are a type of equity security that have preference over common stock in the payment of distributions and the liquidation of a company’s assets, but are generally junior to all forms of the company’s debt, including both senior and subordinated debt. The Fund’s investments in Preferred Securities will primarily be in institutional preferred securities. Institutional preferred securities are targeted to institutional, rather than retail, investors, are generally traded over-the-counter and may also be known as “$1,000 par preferred securities.” They are typically issued in large, institutional lot sized by U.S. and non-U.S. financial services companies and other companies. While all income-producing debt securities will be categorized as “Income Securities” for purposes of the 80% test above, the Income Securities in which the Fund intends to invest as part of its principal investment strategy include hybrid capital securities, contingent capital securities, U.S. and non-U.S. corporate bonds and convertible securities.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 4/30/23	1 Year Ended 4/30/23	5 Years Ended 4/30/23	Inception (8/22/17) to 4/30/23	5 Years Ended 4/30/23	Inception (8/22/17) to 4/30/23
Fund Performance
NAV	0.05%	-5.86%	2.17%	2.02%	11.34%	12.02%
Market Price	0.16%	-5.68%	2.24%	2.07%	11.74%	12.35%
Index Performance
Blended Benchmark(1)	1.26%	-6.00%	2.10%	1.91%	10.98%	11.34%
ICE BofA US Investment Grade Institutional Capital Securities Index	6.57%	-0.17%	3.34%	2.78%	17.83%	16.89%
(See Notes to Fund Performance Overview Page 8.)

(1)	The Blended Benchmark consists of a 45/40/15 blend of the ICE BofA US Investment Grade Institutional Capital Securities Index, the ICE USD Contingent Capital Index and the ICE BofA US High Yield Institutional Capital Securities Index. The Blended Benchmark is intended to reflect the proportional market cap of each segment within the institutional market. The Blended Benchmark returns are calculated by using the monthly returns of the three indices during each period shown above. At the beginning of each month the three indices are rebalanced to a 45/40/15 ratio to account for divergence from that ratio that occurred during the course of each month. The monthly returns are then compounded for each period shown above, giving the performance for the Blended Benchmark for each period shown above.

Fund Performance Overview (Unaudited) (Continued)
First Trust Institutional Preferred Securities and Income ETF (FPEI) (Continued)
Sector Allocation	% of Total Investments
Financials	77.1%
Energy	9.6
Utilities	9.5
Industrials	2.2
Consumer Staples	1.1
Materials	0.5
Total	100.0%

Credit Quality(2)	% of Total Investments
A+	0.1%
A	0.3
BBB+	15.4
BBB	23.2
BBB-	39.4
BB+	9.2
BB	7.3
BB-	3.8
B+	0.8
Not Rated	0.5
Total	100.0%

Top Ten Holdings	% of Total Investments
Toronto-Dominion Bank (The)	3.5%
Bank of America Corp., Series TT	2.4
Intesa Sanpaolo S.p.A.	2.3
Bank of Nova Scotia (The)	2.1
Lincoln National Corp., Series C	2.1
Corebridge Financial, Inc.	2.1
NatWest Group PLC	1.9
Barclays PLC	1.9
PNC Financial Services Group (The), Inc., Series V	1.9
HSBC Holdings PLC	1.8
Total	22.0%
Country Allocation	% of Total Investments
United States	54.6%
Canada	11.7
United Kingdom	11.1
France	5.4
Australia	3.5
Italy	3.4
Netherlands	2.1
Spain	1.7
Multinational	1.7
Mexico	1.3
Bermuda	1.3
Germany	1.2
Denmark	0.6
Switzerland	0.3
Sweden	0.1
Total	100.0%

(2)	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Fund Performance Overview (Unaudited) (Continued)
First Trust Institutional Preferred Securities and Income ETF (FPEI) (Continued)

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Notes to Fund Performance Overview (Unaudited)
Total returns for the periods since inception are calculated from the inception date of each Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.
Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Prior to January 1, 2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund’s NAV was calculated. Since shares of each Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future performance.

Portfolio Management
First Trust Exchange-Traded Fund III
Semi-Annual Report
April 30, 2023 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust”) serves as the investment advisor to the First Trust Preferred Securities and Income ETF and the First Trust Institutional Preferred Securities and Income ETF (each a “Fund” and collectively the “Funds”). First Trust is responsible for the ongoing monitoring of each Fund’s investment portfolio, managing each Fund’s business affairs and providing certain administrative services necessary for the management of each Fund.
Sub-Advisor
Stonebridge Advisors LLC
Stonebridge Advisors LLC (“Stonebridge” or the “Sub-Advisor”) is the sub-advisor to the Funds and is a registered investment advisor based in Wilton, Connecticut. Stonebridge specializes in the management of preferred and hybrid securities.
Stonebridge Advisors LLC Portfolio Management Team
Scott T. Fleming - Chief Executive Officer and President
Robert Wolf - Chief Investment Officer, Executive Vice President and Senior Portfolio Manager
Eric Weaver - Executive Vice President, Chief Strategist and Portfolio Manager
Angelo Graci, CFA - Executive Vice President, Head of Credit Research and Portfolio Manager
The portfolio managers are primarily and jointly responsible for the day-to-day management of the Funds.  Each portfolio manager has served as part of the portfolio management team of the Funds since 2013 and 2017, respectively, except for Eric Weaver and Angelo Graci, who have served as members of the portfolio management team since 2020 and 2022, respectively.

First Trust Exchange-Traded Fund III
Understanding Your Fund Expenses
April 30, 2023 (Unaudited)
As a shareholder of First Trust Preferred Securities and Income ETF or First Trust Institutional Preferred Securities and Income ETF (each a “Fund” and collectively, the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2023.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust Preferred Securities and Income ETF (FPE)
Actual	$1,000.00	$994.20	0.83%	$4.10
Hypothetical (5% return before expenses)	$1,000.00	$1,020.68	0.83%	$4.16
First Trust Institutional Preferred Securities and Income ETF (FPEI)
Actual	$1,000.00	$1,000.50	0.85%	$4.22
Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	0.85%	$4.26

(a)	Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (November 1, 2022 through April 30, 2023), multiplied by 181/365 (to reflect the six-month period).

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments
April 30, 2023 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES – 23.1%
	Automobiles – 0.2%
517,645	Ford Motor Co.	6.50%	08/15/62	$12,470,068
	Banks – 3.0%
5,461	Atlantic Union Bankshares Corp., Series A	6.88%	(a)	114,845
399,962	Bank of America Corp., Series KK	5.38%	(a)	9,471,100
30	Bank of America Corp., Series LL	5.00%	(a)	668
922,751	Bank of America Corp., Series NN	4.38%	(a)	17,947,507
87,814	Bank of America Corp., Series SS	4.75%	(a)	1,835,313
185,575	Citizens Financial Group, Inc., Series D (b)	6.35%	(a)	4,257,090
486	Citizens Financial Group, Inc., Series E	5.00%	(a)	9,526
98,808	Fifth Third Bancorp, Series A	6.00%	(a)	2,371,392
337,184	Fulton Financial Corp., Series A	5.13%	(a)	5,597,254
6,945	Huntington Bancshares, Inc., Series H	4.50%	(a)	133,066
792	JPMorgan Chase & Co., Series DD	5.75%	(a)	19,966
51	JPMorgan Chase & Co., Series JJ	4.55%	(a)	1,086
305,005	JPMorgan Chase & Co., Series LL	4.63%	(a)	6,545,407
766,584	KeyCorp (b)	6.20%	(a)	17,018,165
218,650	KeyCorp, Series F	5.65%	(a)	4,698,788
551,392	New York Community Bancorp, Inc., Series A (b)	6.38%	(a)	12,908,087
104,109	Old National Bancorp, Series A	7.00%	(a)	2,572,533
819,765	Pinnacle Financial Partners, Inc., Series B	6.75%	(a)	19,461,221
116,076	Texas Capital Bancshares, Inc., Series B	5.75%	(a)	2,360,986
146	Truist Financial Corp., Series R	4.75%	(a)	3,138
52,030	Valley National Bancorp, Series B, 3 Mo. LIBOR + 3.58% (c)	8.91%	(a)	1,005,220
172,668	Washington Federal, Inc., Series A	4.88%	(a)	2,710,888
169,290	Wells Fargo & Co., Series AA	4.70%	(a)	3,345,170
629	Wells Fargo & Co., Series Q (b)	5.85%	(a)	15,272
746,818	Wells Fargo & Co., Series Y	5.63%	(a)	17,662,246
553,987	WesBanco, Inc., Series A (b)	6.75%	(a)	12,952,216
682,362	Wintrust Financial Corp., Series E (b)	6.88%	(a)	16,151,509
				161,169,659
	Capital Markets – 2.0%
106,463	Affiliated Managers Group, Inc.	5.88%	03/30/59	2,697,772
197,282	Affiliated Managers Group, Inc.	4.75%	09/30/60	3,933,803
980,305	Affiliated Managers Group, Inc.	4.20%	09/30/61	17,214,156
1,521,354	Carlyle Finance LLC	4.63%	05/15/61	28,723,164
400,858	Goldman Sachs Group (The), Inc., Series J (b)	5.50%	(a)	10,061,536
813,286	KKR Group Finance Co., IX LLC	4.63%	04/01/61	15,509,364
276	Morgan Stanley, Series P	6.50%	(a)	7,215
511,642	Oaktree Capital Group LLC, Series A	6.63%	(a)	11,481,246
836,767	Oaktree Capital Group LLC, Series B	6.55%	(a)	18,718,478
				108,346,734
	Consumer Finance – 0.1%
229,359	Capital One Financial Corp., Series I	5.00%	(a)	4,706,447
161,439	Capital One Financial Corp., Series J	4.80%	(a)	3,141,603
				7,848,050
	Diversified REITs – 0.4%
850,146	Global Net Lease, Inc., Series A	7.25%	(a)	18,830,734
	Diversified Telecommunication Services – 0.7%
78,274	AT&T, Inc.	5.35%	11/01/66	1,856,659
368,758	AT&T, Inc., Series C	4.75%	(a)	7,699,667
959,138	Qwest Corp.	6.50%	09/01/56	12,775,718
See Notes to Financial Statements

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Diversified Telecommunication Services (Continued)
1,048,347	Qwest Corp.	6.75%	06/15/57	$14,551,057
				36,883,101
	Electric Utilities – 1.1%
14,755	BIP Bermuda Holdings I Ltd.	5.13%	(a)	253,786
891,011	Brookfield BRP Holdings Canada, Inc.	4.63%	(a)	14,363,097
641,027	Brookfield Infrastructure Finance ULC	5.00%	05/24/81	11,064,126
133,530	SCE Trust III, Series H (b)	5.75%	(a)	2,857,542
449,933	SCE Trust IV, Series J (b)	5.38%	(a)	9,156,137
972,098	SCE Trust V, Series K (b)	5.45%	(a)	21,658,344
29,644	Southern (The) Co., Series 2020	4.95%	01/30/80	684,480
35,379	Southern (The) Co., Series C	4.20%	10/15/60	717,132
				60,754,644
	Financial Services – 1.5%
529,821	Apollo Asset Management, Inc., Series B	6.38%	(a)	13,415,068
1,271,099	Equitable Holdings, Inc., Series A	5.25%	(a)	27,290,495
1,595,143	Jackson Financial, Inc. (b)	8.00%	(a)	39,766,915
				80,472,478
	Food Products – 0.7%
236,637	CHS, Inc., Series 2 (b)	7.10%	(a)	5,868,598
1,328,988	CHS, Inc., Series 3 (b)	6.75%	(a)	33,331,019
				39,199,617
	Gas Utilities – 0.3%
1,061,567	South Jersey Industries, Inc.	5.63%	09/16/79	15,482,954
331	Spire, Inc., Series A	5.90%	(a)	8,444
				15,491,398
	Independent Power & Renewable Electricity Producers – 0.2%
671,606	Brookfield Renewable Partners L.P., Series 17	5.25%	(a)	12,760,514
	Insurance – 7.6%
2,086,912	Aegon Funding Co., LLC	5.10%	12/15/49	46,392,054
3,173	Allstate (The) Corp., 3 Mo. LIBOR + 3.17% (c)	8.47%	01/15/53	80,753
18,058	Allstate (The) Corp., Series H	5.10%	(a)	430,683
1,838,148	American Equity Investment Life Holding Co., Series A (b)	5.95%	(a)	42,387,693
930,693	American Equity Investment Life Holding Co., Series B (b)	6.63%	(a)	22,224,949
312,756	AmTrust Financial Services, Inc.	7.25%	06/15/55	5,298,087
363,925	AmTrust Financial Services, Inc.	7.50%	09/15/55	5,862,832
24,750	Arch Capital Group Ltd., Series F	5.45%	(a)	574,447
536,629	Arch Capital Group Ltd., Series G	4.55%	(a)	10,292,544
120,086	Argo Group International Holdings Ltd. (b)	7.00%	(a)	2,878,461
308,062	Aspen Insurance Holdings Ltd.	5.63%	(a)	6,315,271
1,711,649	Aspen Insurance Holdings Ltd. (d)	5.63%	(a)	35,105,921
548,288	Aspen Insurance Holdings Ltd. (b)	5.95%	(a)	13,224,706
579,255	Assurant, Inc.	5.25%	01/15/61	12,320,754
913,257	Athene Holding Ltd., Series A (b)	6.35%	(a)	19,808,544
63,751	Athene Holding Ltd., Series B	5.63%	(a)	1,279,483
17,356	Athene Holding Ltd., Series C (b)	6.38%	(a)	391,378
116,860	Athene Holding Ltd., Series D	4.88%	(a)	1,952,731
1,574,033	Athene Holding Ltd., Series E (b)	7.75%	(a)	38,910,096
433,529	Axis Capital Holdings Ltd., Series E	5.50%	(a)	9,845,444
754,186	CNO Financial Group, Inc.	5.13%	11/25/60	11,908,597

See Notes to Financial Statements

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Insurance (Continued)
1,262,506	Delphi Financial Group, Inc., 3 Mo. LIBOR + 3.19% (c)	8.05%	05/15/37	$28,090,758
367,029	Enstar Group Ltd., Series D (b)	7.00%	(a)	8,404,964
372,530	Globe Life, Inc.	4.25%	06/15/61	7,197,280
1,200,894	Lincoln National Corp., Series D	9.00%	(a)	31,667,575
221,423	Phoenix Cos. (The), Inc.	7.45%	01/15/32	3,908,116
763,887	Prudential Financial, Inc.	5.95%	09/01/62	19,555,507
2	Reinsurance Group of America, Inc. (b)	7.13%	10/15/52	52
105,253	RenaissanceRe Holdings Ltd., Series F	5.75%	(a)	2,542,912
1,061,951	RenaissanceRe Holdings Ltd., Series G	4.20%	(a)	19,465,562
21,531	Selective Insurance Group, Inc., Series B	4.60%	(a)	373,563
280,958	W.R. Berkley Corp.	5.10%	12/30/59	6,321,555
				415,013,272
	Mortgage Real Estate Investment Trusts – 0.6%
3,349	AGNC Investment Corp., Series C, 3 Mo. LIBOR + 5.11% (c)	10.41%	(a)	83,022
300,285	AGNC Investment Corp., Series D (b)	6.88%	(a)	6,287,968
136,881	AGNC Investment Corp., Series E (b)	6.50%	(a)	2,949,785
661,920	AGNC Investment Corp., Series F (b)	6.13%	(a)	13,523,026
52,416	Annaly Capital Management, Inc., Series F, 3 Mo. LIBOR + 4.99% (c)	10.16%	(a)	1,307,255
276,583	Annaly Capital Management, Inc., Series I (b)	6.75%	(a)	6,615,865
				30,766,921
	Multi-Utilities – 1.2%
350,119	Algonquin Power & Utilities Corp. (b)	6.88%	10/17/78	8,108,756
729,192	Algonquin Power & Utilities Corp., Series 19-A (b)	6.20%	07/01/79	16,683,913
639,721	Brookfield Infrastructure Partners L.P., Series 13	5.13%	(a)	11,387,034
61,546	Brookfield Infrastructure Partners L.P., Series 14	5.00%	(a)	1,104,135
173,128	CMS Energy Corp.	5.88%	10/15/78	4,305,693
5,502	CMS Energy Corp.	5.88%	03/01/79	136,615
209,707	CMS Energy Corp., Series C	4.20%	(a)	4,114,451
329,174	DTE Energy Co., Series E	5.25%	12/01/77	7,857,384
574,952	Sempra Energy	5.75%	07/01/79	14,166,817
				67,864,798
	Office REITs – 0.2%
1,080,167	Hudson Pacific Properties, Inc., Series C	4.75%	(a)	10,045,553
	Oil, Gas & Consumable Fuels – 1.3%
72,481	Energy Transfer L.P., Series C (b)	7.38%	(a)	1,733,746
2,111,571	Energy Transfer L.P., Series E (b)	7.60%	(a)	48,819,522
809,860	NuStar Energy L.P., Series A, 3 Mo. LIBOR + 6.77% (c)	12.10%	(a)	20,060,232
1,397	NuStar Logistics L.P., 3 Mo. LIBOR + 6.73% (c)	11.53%	01/15/43	35,679
				70,649,179
	Real Estate Management & Development – 1.4%
1,595,793	Brookfield Property Partners L.P., Series A	5.75%	(a)	19,947,412
165,257	Brookfield Property Partners L.P., Series A-1	6.50%	(a)	2,506,949
1,311,368	Brookfield Property Partners L.P., Series A2	6.38%	(a)	18,201,788
1,542,214	Brookfield Property Preferred L.P.	6.25%	07/26/81	23,164,054
677	DigitalBridge Group, Inc., Series H	7.13%	(a)	14,041
464,411	DigitalBridge Group, Inc., Series I	7.15%	(a)	9,520,425
41,320	DigitalBridge Group, Inc., Series J	7.13%	(a)	852,432
				74,207,101
See Notes to Financial Statements

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Specialized REITs – 0.0%
333	Digital Realty Trust, Inc., Series L	5.20%	(a)	$7,419
957	National Storage Affiliates Trust, Series A	6.00%	(a)	23,303
				30,722
	Trading Companies & Distributors – 0.2%
545,021	Air Lease Corp., Series A (b)	6.15%	(a)	11,930,509
9,799	WESCO International, Inc., Series A (b)	10.63%	(a)	266,533
				12,197,042
	Wireless Telecommunication Services – 0.4%
259,030	United States Cellular Corp.	6.25%	09/01/69	4,349,114
267,143	United States Cellular Corp.	5.50%	03/01/70	4,041,873
944,499	United States Cellular Corp.	5.50%	06/01/70	14,403,610
				22,794,597
	Total $25 Par Preferred Securities			1,257,796,182
	(Cost $1,493,260,399)
$100 PAR PREFERRED SECURITIES – 0.2%
	Banks – 0.2%
49,330	CoBank ACB, Series H (b)	6.20%	(a)	4,729,514
85,015	Farm Credit Bank of Texas (b) (e)	6.75%	(a)	8,320,843
				13,050,357
	Food Products – 0.0%
700	Dairy Farmers of America, Inc. (e)	7.88%	(a)	64,750
	Total $100 Par Preferred Securities			13,115,107
	(Cost $14,076,640)
$1,000 PAR PREFERRED SECURITIES – 3.5%
	Banks – 3.4%
63,260	Bank of America Corp., Series L	7.25%	(a)	74,895,412
94,460	Wells Fargo & Co., Series L	7.50%	(a)	110,332,114
				185,227,526
	Financial Services – 0.1%
7,900	Compeer Financial ACA (b) (e)	6.75%	(a)	7,860,628
	Total $1,000 Par Preferred Securities			193,088,154
	(Cost $221,434,825)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES – 69.3%
	Banks – 32.2%
$32,549,000	Australia & New Zealand Banking Group Ltd. (b) (e) (f)	6.75%	(a)	31,432,997
35,200,000	Banco Bilbao Vizcaya Argentaria S.A., Series 9 (b) (f)	6.50%	(a)	32,187,935
11,250,000	Banco Mercantil del Norte S.A. (b) (e) (f)	7.50%	(a)	9,937,688
15,700,000	Banco Mercantil del Norte S.A. (b) (e) (f)	7.63%	(a)	14,302,707
21,630,000	Banco Mercantil del Norte S.A. (b) (e) (f)	8.38%	(a)	20,478,202
35,600,000	Banco Santander S.A. (b) (f)	4.75%	(a)	27,796,480
40,200,000	Banco Santander S.A. (b) (f) (g)	7.50%	(a)	38,810,487
14,075,000	Bank of America Corp., Series RR (b)	4.38%	(a)	12,034,125
40,283,000	Bank of America Corp., Series TT (b)	6.13%	(a)	39,157,586
6,350,000	Bank of America Corp., Series X (b)	6.25%	(a)	6,223,635
13,800,000	Bank of Nova Scotia (The) (b)	4.90%	(a)	12,660,706

See Notes to Financial Statements

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$33,764,000	Bank of Nova Scotia (The) (b)	8.63%	10/27/82	$34,643,618
3,000,000	Bank of Nova Scotia (The), Series 2 (b)	3.63%	10/27/81	2,150,960
10,575,000	Barclays PLC (b) (f)	4.38%	(a)	7,031,549
5,760,000	Barclays PLC (b) (f)	7.75%	(a)	5,434,675
100,800,000	Barclays PLC (b) (f)	8.00%	(a)	93,229,920
126,420,000	Barclays PLC (b) (f)	8.00%	(a)	111,047,328
11,600,000	BBVA Bancomer S.A. (b) (e) (f)	5.88%	09/13/34	10,507,396
11,850,000	BNP Paribas S.A. (b) (e) (f)	4.63%	(a)	9,330,690
44,450,000	BNP Paribas S.A. (b) (e) (f)	4.63%	(a)	31,643,955
27,895,000	BNP Paribas S.A. (b) (e) (f)	7.75%	(a)	26,709,462
8,300,000	BNP Paribas S.A. (b) (e) (f)	9.25%	(a)	8,556,470
37,946,000	Citigroup, Inc. (b)	3.88%	(a)	32,491,262
8,000,000	Citigroup, Inc. (b)	7.38%	(a)	7,920,000
16,365,000	Citigroup, Inc., Series M (b)	6.30%	(a)	15,498,473
16,200,000	Citigroup, Inc., Series P (b)	5.95%	(a)	15,208,037
17,355,000	Citigroup, Inc., Series T (b)	6.25%	(a)	17,064,651
19,803,000	Citigroup, Inc., Series W (b)	4.00%	(a)	17,299,901
7,860,000	Citigroup, Inc., Series Y (b)	4.15%	(a)	6,484,500
5,436,000	Citizens Financial Group, Inc., Series F (b)	5.65%	(a)	4,934,264
8,653,000	Citizens Financial Group, Inc., Series G (b)	4.00%	(a)	6,749,340
18,474,000	CoBank ACB, Series I (b)	6.25%	(a)	17,435,761
35,655,000	CoBank ACB, Series K (b)	6.45%	(a)	33,691,202
11,200,000	Commerzbank AG (b) (f) (g)	7.00%	(a)	9,885,400
11,810,000	Credit Agricole S.A. (b) (e) (f)	6.88%	(a)	11,361,811
59,405,000	Credit Agricole S.A. (b) (e) (f)	8.13%	(a)	59,131,796
26,200,000	Danske Bank A.S. (b) (f) (g)	4.38%	(a)	22,420,571
23,210,000	Danske Bank A.S. (b) (f) (g)	7.00%	(a)	21,747,886
7,650,000	Farm Credit Bank of Texas, Series 3 (b) (e)	6.20%	(a)	6,789,375
20,300,000	Farm Credit Bank of Texas, Series 4 (b) (e)	5.70%	(a)	17,864,000
18,985,000	Fifth Third Bancorp, Series L (b)	4.50%	(a)	16,861,574
12,800,000	HSBC Holdings PLC (b) (f)	4.60%	(a)	9,704,000
56,700,000	HSBC Holdings PLC (b) (f)	8.00%	(a)	56,416,500
3,250,000	Huntington Bancshares, Inc., Series G (b)	4.45%	(a)	2,697,175
17,836,000	ING Groep N.V. (b) (f)	5.75%	(a)	15,547,462
4,579,000	ING Groep N.V. (b) (f)	6.50%	(a)	4,237,656
6,800,000	ING Groep N.V. (b) (f) (g)	7.50%	(a)	6,217,750
73,545,000	Intesa Sanpaolo S.p.A. (b) (e) (f)	7.70%	(a)	67,100,603
4,800,000	JPMorgan Chase & Co., Series S (b)	6.75%	(a)	4,797,240
21,145,000	Lloyds Banking Group PLC (b) (f)	6.75%	(a)	19,491,655
39,931,668	Lloyds Banking Group PLC (b) (f)	7.50%	(a)	38,457,790
42,017,000	Lloyds Banking Group PLC (b) (f)	7.50%	(a)	39,940,940
50,095,000	Lloyds Banking Group PLC (b) (f)	8.00%	(a)	45,937,115
3,083,602	M&T Bank Corp. (b)	3.50%	(a)	2,035,177
2,195,000	M&T Bank Corp., Series F (b)	5.13%	(a)	1,708,201
7,932,000	M&T Bank Corp., Series G (b)	5.00%	(a)	6,433,172
7,700,000	NatWest Group PLC (b) (f)	6.00%	(a)	7,237,230
24,825,000	NatWest Group PLC (b) (f)	8.00%	(a)	24,605,671
8,975,000	PNC Financial Services Group (The), Inc., Series U (b)	6.00%	(a)	8,346,750
40,615,000	PNC Financial Services Group (The), Inc., Series V (b)	6.20%	(a)	38,348,990
49,832,000	PNC Financial Services Group (The), Inc., Series W (b)	6.25%	(a)	45,795,608
79,050,000	Societe Generale S.A. (b) (e) (f)	5.38%	(a)	55,532,625
33,820,000	Societe Generale S.A. (b) (e) (f)	9.38%	(a)	32,193,258
61,460,000	Standard Chartered PLC (b) (e) (f)	4.30%	(a)	43,489,096
52,790,000	Standard Chartered PLC (b) (e) (f)	7.75%	(a)	51,263,841
5,695,000	Texas Capital Bancshares, Inc. (b)	4.00%	05/06/31	4,606,162
See Notes to Financial Statements

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$56,130,000	Toronto-Dominion Bank (The) (b)	8.13%	10/31/82	$57,310,414
5,000,000	Truist Financial Corp., Series N (b)	4.80%	(a)	4,356,250
3,500,000	Truist Financial Corp., Series P (b)	4.95%	(a)	3,297,350
74,380,000	UniCredit S.p.A. (b) (f) (g)	8.00%	(a)	72,217,997
4,400,000	UniCredit S.p.A. (b) (e)	7.30%	04/02/34	4,214,753
13,500,000	UniCredit S.p.A. (b) (e)	5.46%	06/30/35	11,516,289
55,777,000	Wells Fargo & Co., Series BB (b)	3.90%	(a)	48,571,588
				1,759,774,683
	Capital Markets – 3.9%
40,096,000	Apollo Management Holdings L.P. (b) (e)	4.95%	01/14/50	33,915,960
25,033,000	Charles Schwab (The) Corp., Series G (b)	5.38%	(a)	23,953,452
7,668,000	Charles Schwab (The) Corp., Series H (b)	4.00%	(a)	5,904,360
57,820,000	Charles Schwab (The) Corp., Series I (b)	4.00%	(a)	48,569,956
15,800,000	Charles Schwab (The) Corp., Series K (b)	5.00%	(a)	13,667,000
81,425,000	Credit Suisse Group AG (b) (f) (h) (i)	5.25%	(a)	0
1,200,000	Credit Suisse Group AG (b) (f) (h) (i)	6.25%	(a)	0
51,775,000	Credit Suisse Group AG (b) (f) (h) (i)	6.38%	(a)	0
76,900,000	Credit Suisse Group AG (b) (f) (h) (i)	7.50%	(a)	0
27,200,000	Credit Suisse Group AG (b) (f) (h) (i)	9.75%	(a)	0
63,400,000	Deutsche Bank AG, Series 2020 (b) (f)	6.00%	(a)	47,543,660
25,475,000	EFG International AG (b) (f) (g)	5.50%	(a)	18,357,922
24,875,000	Goldman Sachs Group (The), Inc., Series R (b)	4.95%	(a)	23,319,372
				215,231,682
	Construction Materials – 0.5%
27,550,000	Cemex SAB de CV (b) (e)	9.13%	(a)	27,391,620
	Consumer Finance – 1.2%
31,492,000	Ally Financial, Inc., Series B (b)	4.70%	(a)	23,323,763
28,779,000	American Express Co. (b)	3.55%	(a)	24,251,464
23,077,000	Capital One Financial Corp., Series M (b)	3.95%	(a)	17,080,169
				64,655,396
	Electric Utilities – 1.3%
3,000,000	American Electric Power Co., Inc. (b)	3.88%	02/15/62	2,415,970
17,965,000	Edison International, Series B (b)	5.00%	(a)	15,401,670
5,058,000	Emera, Inc., Series 16-A (b)	6.75%	06/15/76	4,836,271
5,000,000	NextEra Energy Capital Holdings, Inc. (b)	5.65%	05/01/79	4,540,039
16,409,000	Southern (The) Co., Series 21-A (b)	3.75%	09/15/51	14,004,697
30,516,000	Southern California Edison Co., Series E, 3 Mo. LIBOR + 4.20% (c)	9.01%	(a)	30,210,840
				71,409,487
	Energy Equipment & Services – 1.0%
27,600,000	Transcanada Trust (b)	5.50%	09/15/79	23,488,919
34,700,000	Transcanada Trust (b)	5.60%	03/07/82	29,383,600
				52,872,519
	Financial Services – 3.4%
64,250,000	American AgCredit Corp. (b) (e)	5.25%	(a)	56,138,439
40,400,000	Ares Finance Co. III LLC (b) (e)	4.13%	06/30/51	30,735,063
28,250,000	Capital Farm Credit ACA, Series 1 (b) (e)	5.00%	(a)	25,495,625
13,950,000	Compeer Financial ACA (b) (e)	4.88%	(a)	12,328,312
53,491,000	Corebridge Financial, Inc. (b) (e)	6.88%	12/15/52	48,528,884

See Notes to Financial Statements

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Financial Services (Continued)
$10,548,000	Voya Financial, Inc., Series A (b)	6.13%	(a)	$10,185,992
				183,412,315
	Food Products – 2.0%
10,700,000	Dairy Farmers of America, Inc. (h)	7.13%	(a)	9,175,250
20,360,000	Land O’Lakes Capital Trust I (h)	7.45%	03/15/28	19,291,100
44,888,000	Land O’Lakes, Inc. (e)	7.00%	(a)	38,357,245
14,010,000	Land O’Lakes, Inc. (e)	7.25%	(a)	12,118,650
31,520,000	Land O’Lakes, Inc. (e)	8.00%	(a)	29,150,326
				108,092,571
	Insurance – 9.6%
6,700,000	Allianz SE (b) (e)	3.50%	(a)	5,485,109
34,710,000	Assurant, Inc. (b)	7.00%	03/27/48	33,273,423
12,999,000	Assured Guaranty Municipal Holdings, Inc. (b) (e)	6.40%	12/15/66	11,722,303
38,875,000	AXIS Specialty Finance LLC (b)	4.90%	01/15/40	31,385,787
22,400,000	CNP Assurances (b) (g)	4.88%	(a)	16,818,704
23,688,000	Enstar Finance LLC (b)	5.75%	09/01/40	19,888,570
52,217,000	Enstar Finance LLC (b)	5.50%	01/15/42	37,662,907
13,700,000	Fortegra Financial Corp. (b) (h)	8.50%	10/15/57	12,946,500
87,495,000	Global Atlantic Fin Co. (b) (e)	4.70%	10/15/51	70,032,625
42,809,000	Hartford Financial Services Group (The), Inc., 3 Mo. LIBOR + 2.13% (c) (e)	6.99%	02/12/47	34,996,357
26,429,000	Kuvare US Holdings, Inc. (b) (e)	7.00%	02/17/51	26,825,435
9,310,000	La Mondiale SAM (b) (g)	5.88%	01/26/47	8,906,681
40,630,000	Lancashire Holdings Ltd. (b) (g)	5.63%	09/18/41	33,719,162
35,910,000	Liberty Mutual Group, Inc. (b) (e)	4.13%	12/15/51	29,005,046
17,005,000	Lincoln National Corp., Series C (b)	9.25%	(a)	17,153,794
50,448,000	Prudential Financial, Inc. (b)	6.00%	09/01/52	48,556,897
47,900,000	QBE Insurance Group Ltd. (b) (e)	5.88%	(a)	45,346,186
24,999,000	QBE Insurance Group Ltd. (b) (g)	6.75%	12/02/44	24,805,230
16,000,000	QBE Insurance Group Ltd. (b) (g)	5.88%	06/17/46	15,385,574
				523,916,290
	Mortgage Real Estate Investment Trusts – 0.5%
3,700,000	Scentre Group Trust 2 (b) (e)	4.75%	09/24/80	3,334,995
27,435,000	Scentre Group Trust 2 (b) (e)	5.13%	09/24/80	23,188,999
				26,523,994
	Multi-Utilities – 3.4%
67,818,000	Algonquin Power & Utilities Corp. (b)	4.75%	01/18/82	54,924,974
20,899,000	CenterPoint Energy, Inc., Series A (b)	6.13%	(a)	19,919,359
17,052,000	CMS Energy Corp. (b)	3.75%	12/01/50	12,870,361
5,730,000	Dominion Energy, Inc., Series B (b)	4.65%	(a)	5,009,048
16,195,000	Dominion Energy, Inc., Series C (b)	4.35%	(a)	13,684,775
31,850,000	NiSource, Inc. (b)	5.65%	(a)	30,381,715
59,610,000	Sempra Energy (b)	4.13%	04/01/52	48,380,483
				185,170,715
	Oil, Gas & Consumable Fuels – 7.0%
27,792,000	Buckeye Partners L.P., 3 Mo. LIBOR + 4.02% (c)	9.29%	01/22/78	23,981,026
57,082,000	Enbridge, Inc. (b)	6.25%	03/01/78	51,591,602
47,400,000	Enbridge, Inc. (b)	7.63%	01/15/83	48,399,263
65,166,000	Enbridge, Inc., Series 16-A (b)	6.00%	01/15/77	60,951,925
40,850,000	Enbridge, Inc., Series 20-A (b)	5.75%	07/15/80	37,464,027
See Notes to Financial Statements

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Oil, Gas & Consumable Fuels (Continued)
$8,631,000	Energy Transfer L.P., Series B (b)	6.63%	(a)	$6,626,869
37,976,000	Energy Transfer L.P., Series F (b)	6.75%	(a)	33,526,859
51,646,000	Energy Transfer L.P., Series G (b)	7.13%	(a)	43,640,870
9,000,000	Energy Transfer L.P., Series H (b)	6.50%	(a)	7,987,500
1,662,000	Enterprise Products Operating LLC (b)	5.38%	02/15/78	1,358,748
54,204,000	Enterprise Products Operating LLC, 3 Mo. LIBOR + 2.78% (c)	7.74%	06/01/67	48,571,594
15,018,000	Enterprise Products Operating LLC, Series D, 3 Mo. LIBOR + 2.99% (c)	7.86%	08/16/77	14,304,523
3,330,000	Enterprise Products Operating LLC, Series E (b)	5.25%	08/16/77	2,892,105
				381,296,911
	Trading Companies & Distributors – 3.3%
142,083,000	AerCap Holdings N.V. (b)	5.88%	10/10/79	131,996,059
15,700,000	Air Lease Corp., Series B (b)	4.65%	(a)	12,932,065
46,300,000	Aircastle Ltd. (b) (e)	5.25%	(a)	33,827,576
				178,755,700
	Transportation Infrastructure – 0.0%
1,155,000	AerCap Global Aviation Trust (b) (e)	6.50%	06/15/45	1,086,476
	Total Capital Preferred Securities			3,779,590,359
	(Cost $4,424,809,692)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES – 1.8%
	Insurance – 1.8%
104,408,028	Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc. (e) (j)	7.63%	10/15/25	95,212,445
	(Cost $107,585,643)
CORPORATE BONDS AND NOTES – 0.2%
	Insurance – 0.2%
12,296,000	AmTrust Financial Services, Inc.	6.13%	08/15/23	12,122,841
	(Cost $12,296,716)

Shares	Description	Value
EXCHANGE-TRADED FUNDS – 0.4%
	Capital Markets – 0.4%
1,984,956	Invesco Preferred ETF	23,124,737
	(Cost $22,172,367)
	Total Investments – 98.5%	5,374,049,825
	(Cost $6,295,636,282)
	Net Other Assets and Liabilities – 1.5%	81,654,010
	Net Assets – 100.0%	$5,455,703,835

(a)	Perpetual maturity.
(b)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at April 30, 2023. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(c)	Floating or variable rate security.
(d)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P. (the “Advisor”).

See Notes to Financial Statements

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
(e)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by the Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2023, securities noted as such amounted to $1,233,826,911 or 22.6% of net assets.
(f)	This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At April 30, 2023, securities noted as such amounted to $1,258,478,176 or 23.1% of net assets. Of these securities, 4.4% originated in emerging markets, and 95.6% originated in foreign markets.
(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(h)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Note 2C - Restricted Securities in the Notes to Financial Statements).
(i)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements.
(j)	These notes are Senior Payment-in-kind (“PIK”) Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue on the notes at a rate of 7.63% per annum (“Cash Interest Rate”) and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. For the six months ended April 30, 2023, this security paid all of its interest in cash.

LIBOR	London Interbank Offered Rate

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 4/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
$25 Par Preferred Securities:
Financial Services	$ 80,472,478	$ 40,705,563	$ 39,766,915	$ —
Gas Utilities	15,491,398	8,444	15,482,954	—
Insurance	415,013,272	371,853,479	43,159,793	—
Other Industry Categories*	746,819,034	746,819,034	—	—
$100 Par Preferred Securities*	13,115,107	—	13,115,107	—
$1,000 Par Preferred Securities:
Banks	185,227,526	185,227,526	—	—
Financial Services	7,860,628	—	7,860,628	—
Capital Preferred Securities:
Capital Markets	215,231,682	—	215,231,682	—**
Other Industry Categories*	3,564,358,677	—	3,564,358,677	—
Foreign Corporate Bonds and Notes*	95,212,445	—	95,212,445	—
Corporate Bonds and Notes*	12,122,841	—	12,122,841	—
Exchange-Traded Funds*	23,124,737	23,124,737	—	—
Total Investments	$ 5,374,049,825	$ 1,367,738,783	$ 4,006,311,042	$—**

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. Level 3 investments values are based on unobservable and non-quantitative inputs.
See Notes to Financial Statements

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
The following table presents the activity of the Fund’s investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.
Beginning Balance at October 31, 2022
Capital Preferred Securities	$—
Net Realized Gain (Loss)	—
Net Change in Unrealized Appreciation/Depreciation	—
Purchases	—
Sales	—
Transfers In	—
Capital Preferred Securities	—*
Transfers Out	—
Ending Balance at April 30, 2023
Capital Preferred Securities	—*
Total Level 3 holdings	$—*

* Investments are valued at $0.
There was a net change of $(191,663,682) in unrealized appreciation (depreciation) from Level 3 investments held as of April 30, 2023.

See Notes to Financial Statements

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments
April 30, 2023 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$1,000 PAR PREFERRED SECURITIES – 1.9%
	Banks – 1.9%
6,831	Bank of America Corp., Series L	7.25%	(a)	$8,087,426
8,568	Wells Fargo & Co., Series L	7.50%	(a)	10,007,681
	Total $1,000 Par Preferred Securities			18,095,107
	(Cost $20,753,594)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES – 93.3%
	Banks – 45.2%
$4,950,000	Australia & New Zealand Banking Group Ltd. (b) (c) (d)	6.75%	(a)	4,780,280
1,145,000	Australia & New Zealand Banking Group Ltd. (c) (d) (e)	6.75%	(a)	1,105,742
5,400,000	Banco Bilbao Vizcaya Argentaria S.A., Series 9 (c) (d)	6.50%	(a)	4,937,922
2,000,000	Banco Mercantil del Norte S.A. (b) (c) (d)	6.63%	(a)	1,622,000
3,501,000	Banco Mercantil del Norte S.A. (b) (c) (d)	7.50%	(a)	3,092,608
842,000	Banco Mercantil del Norte S.A. (b) (c) (d)	7.63%	(a)	767,062
1,400,000	Banco Mercantil del Norte S.A. (b) (c) (d)	8.38%	(a)	1,325,450
9,000,000	Banco Santander S.A. (c) (d)	4.75%	(a)	7,027,200
4,400,000	Banco Santander S.A. (c) (d) (e)	7.50%	(a)	4,247,914
3,656,000	Bank of America Corp., Series RR (d)	4.38%	(a)	3,125,880
22,796,000	Bank of America Corp., Series TT (d)	6.13%	(a)	22,159,132
3,684,000	Bank of America Corp., Series X (d)	6.25%	(a)	3,610,688
3,200,000	Bank of Nova Scotia (The) (d)	4.90%	(a)	2,935,816
19,400,000	Bank of Nova Scotia (The) (d)	8.63%	10/27/82	19,905,408
1,000,000	Bank of Nova Scotia (The), Series 2 (d)	3.63%	10/27/81	716,987
2,300,000	Barclays PLC (c) (d)	4.38%	(a)	1,529,320
2,000,000	Barclays PLC (c) (d)	7.75%	(a)	1,887,040
11,470,000	Barclays PLC (c) (d)	8.00%	(a)	10,608,603
20,050,000	Barclays PLC (c) (d)	8.00%	(a)	17,611,920
700,000	BBVA Bancomer S.A. (b) (c) (d)	5.88%	09/13/34	634,067
3,200,000	BNP Paribas S.A. (b) (c) (d)	4.63%	(a)	2,519,680
6,800,000	BNP Paribas S.A. (b) (c) (d)	4.63%	(a)	4,840,920
7,140,000	BNP Paribas S.A. (b) (c) (d)	7.75%	(a)	6,836,550
1,000,000	BNP Paribas S.A. (b) (c) (d)	9.25%	(a)	1,030,900
8,195,000	Citigroup, Inc. (d)	3.88%	(a)	7,016,969
1,281,000	Citigroup, Inc., 3 Mo. LIBOR + 4.07% (f)	9.34%	(a)	1,280,359
3,467,000	Citigroup, Inc., Series M (d)	6.30%	(a)	3,283,422
11,414,000	Citigroup, Inc., Series P (d)	5.95%	(a)	10,715,094
4,149,000	Citigroup, Inc., Series W (d)	4.00%	(a)	3,624,566
2,979,000	Citigroup, Inc., Series Y (d)	4.15%	(a)	2,457,675
7,028,000	Citizens Financial Group, Inc., Series F (d)	5.65%	(a)	6,379,325
12,941,000	Citizens Financial Group, Inc., Series G (d)	4.00%	(a)	10,093,980
1,358,000	CoBank ACB, Series I (d)	6.25%	(a)	1,281,680
3,185,000	CoBank ACB, Series K (d)	6.45%	(a)	3,009,577
400,000	Commerzbank AG (c) (d) (e)	7.00%	(a)	353,050
1,000,000	CoreStates Capital III, 3 Mo. LIBOR + 0.57% (b) (f)	5.43%	02/15/27	930,555
2,306,000	Credit Agricole S.A. (b) (c) (d)	6.88%	(a)	2,218,487
3,000,000	Credit Agricole S.A. (c) (d) (e)	7.88%	(a)	2,956,875
5,520,000	Credit Agricole S.A. (b) (c) (d)	8.13%	(a)	5,494,614
4,800,000	Danske Bank A.S. (c) (d) (e)	4.38%	(a)	4,107,586
1,400,000	Danske Bank A.S. (c) (d) (e)	7.00%	(a)	1,311,807
800,000	Farm Credit Bank of Texas, Series 3 (b) (d)	6.20%	(a)	710,000
1,100,000	Farm Credit Bank of Texas, Series 4 (b) (d)	5.70%	(a)	968,000
3,290,000	Fifth Third Bancorp, Series L (d)	4.50%	(a)	2,922,022
400,000	HSBC Holdings PLC (c) (d)	4.60%	(a)	303,250
See Notes to Financial Statements

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$16,600,000	HSBC Holdings PLC (c) (d)	8.00%	(a)	$16,517,000
735,000	Huntington Bancshares, Inc., Series F (d)	5.63%	(a)	659,313
3,700,000	Huntington Bancshares, Inc., Series G (d)	4.45%	(a)	3,070,630
3,750,000	ING Groep N.V. (c) (d)	5.75%	(a)	3,268,837
400,000	ING Groep N.V. (c) (d)	6.50%	(a)	370,182
1,100,000	ING Groep N.V. (c) (d) (e)	7.50%	(a)	1,005,813
23,270,000	Intesa Sanpaolo S.p.A. (b) (c) (d)	7.70%	(a)	21,230,961
8,295,000	JPMorgan Chase & Co., Series KK (d)	3.65%	(a)	7,292,964
7,241,000	JPMorgan Chase & Co., Series Q, 3 Mo. LIBOR + 3.25% (f)	5.15%	(a)	7,222,897
2,533,000	JPMorgan Chase & Co., Series S (d)	6.75%	(a)	2,531,544
1,550,000	Lloyds Banking Group PLC (c) (d)	6.75%	(a)	1,428,804
7,148,424	Lloyds Banking Group PLC (c) (d)	7.50%	(a)	6,884,576
4,340,000	Lloyds Banking Group PLC (c) (d)	7.50%	(a)	4,125,561
10,980,000	Lloyds Banking Group PLC (c) (d)	8.00%	(a)	10,068,660
392,742	M&T Bank Corp. (d)	3.50%	(a)	259,210
370,000	M&T Bank Corp., Series F (d)	5.13%	(a)	287,943
2,341,000	M&T Bank Corp., Series G (d)	5.00%	(a)	1,898,645
693,000	Macquarie Bank Ltd. (b) (c) (d)	6.13%	(a)	597,975
18,781,000	NatWest Group PLC (c) (d)	6.00%	(a)	17,652,262
1,550,000	NatWest Group PLC (c) (d)	8.00%	(a)	1,536,306
6,540,000	PNC Financial Services Group (The), Inc., Series U (d)	6.00%	(a)	6,082,200
18,415,000	PNC Financial Services Group (The), Inc., Series V (d)	6.20%	(a)	17,387,582
8,153,000	PNC Financial Services Group (The), Inc., Series W (d)	6.25%	(a)	7,492,607
5,000,000	Regions Financial Corp., Series D (d)	5.75%	(a)	4,738,728
5,600,000	Societe Generale S.A. (b) (c) (d)	5.38%	(a)	3,934,000
2,639,000	Societe Generale S.A. (b) (c) (d)	8.00%	(a)	2,464,483
7,200,000	Societe Generale S.A. (b) (c) (d)	9.38%	(a)	6,853,680
3,800,000	Standard Chartered PLC (b) (c) (d)	4.30%	(a)	2,688,880
10,170,000	Standard Chartered PLC (b) (c) (d)	7.75%	(a)	9,875,985
1,200,000	Swedbank AB, Series NC5 (c) (d) (e)	5.63%	(a)	1,135,680
463,000	Texas Capital Bancshares, Inc. (d)	4.00%	05/06/31	374,478
31,370,000	Toronto-Dominion Bank (The) (d)	8.13%	10/31/82	32,029,711
7,800,000	Truist Financial Corp., Series N (d)	4.80%	(a)	6,795,750
9,300,000	UniCredit S.p.A. (c) (d) (e)	8.00%	(a)	9,029,677
600,000	UniCredit S.p.A. (b) (d)	7.30%	04/02/34	574,739
750,000	UniCredit S.p.A. (b) (d)	5.46%	06/30/35	639,794
13,695,000	Wells Fargo & Co., Series BB (d)	3.90%	(a)	11,925,846
				432,211,885
	Capital Markets – 5.4%
5,371,000	Apollo Management Holdings L.P. (b) (d)	4.95%	01/14/50	4,543,162
1,370,000	Bank of New York Mellon (The) Corp., Series I (d)	3.75%	(a)	1,148,252
13,000,000	Charles Schwab (The) Corp., Series G (d)	5.38%	(a)	12,439,375
3,000,000	Charles Schwab (The) Corp., Series H (d)	4.00%	(a)	2,310,000
15,529,000	Charles Schwab (The) Corp., Series I (d)	4.00%	(a)	13,044,671
250,000	Charles Schwab (The) Corp., Series K (d)	5.00%	(a)	216,250
6,243,000	Credit Suisse Group AG (c) (d) (g) (h)	5.25%	(a)	0
2,057,000	Credit Suisse Group AG (c) (d) (g) (h)	6.25%	(a)	0
7,770,000	Credit Suisse Group AG (c) (d) (g) (h)	6.38%	(a)	0
4,150,000	Credit Suisse Group AG (c) (d) (g) (h)	7.50%	(a)	0
18,000,000	Credit Suisse Group AG (c) (d) (g) (h)	9.75%	(a)	0
9,950,000	Deutsche Bank AG, Series 2020 (c) (d)	6.00%	(a)	7,461,505
4,180,000	EFG International AG (c) (d) (e)	5.50%	(a)	3,012,212
1,200,000	Goldman Sachs Group (The), Inc., Series R (d)	4.95%	(a)	1,124,955
2,899,000	Goldman Sachs Group (The), Inc., Series T (d)	3.80%	(a)	2,406,170

See Notes to Financial Statements

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Capital Markets (Continued)
$3,185,000	Goldman Sachs Group (The), Inc., Series U (d)	3.65%	(a)	$2,609,709
811,000	Morgan Stanley, Series M (d)	5.88%	(a)	805,210
				51,121,471
	Construction Materials – 0.5%
4,800,000	Cemex SAB de CV (b) (d)	9.13%	(a)	4,772,406
	Consumer Finance – 1.5%
3,105,000	Ally Financial, Inc., Series B (d)	4.70%	(a)	2,299,641
3,846,000	Ally Financial, Inc., Series C (d)	4.70%	(a)	2,711,430
9,347,000	American Express Co. (d)	3.55%	(a)	7,876,522
1,932,000	Capital One Financial Corp., Series M (d)	3.95%	(a)	1,429,947
				14,317,540
	Electric Utilities – 3.5%
1,349,000	American Electric Power Co., Inc. (d)	3.88%	02/15/62	1,086,381
8,641,000	Duke Energy Corp. (d)	4.88%	(a)	8,326,367
6,158,000	Edison International, Series B (d)	5.00%	(a)	5,279,348
5,462,000	Emera, Inc., Series 16-A (d)	6.75%	06/15/76	5,222,561
5,711,000	NextEra Energy Capital Holdings, Inc. (d)	5.65%	05/01/79	5,185,632
1,428,000	Southern (The) Co., Series 21-A (d)	3.75%	09/15/51	1,218,765
7,500,000	Southern California Edison Co., Series E, 3 Mo. LIBOR + 4.20% (f)	9.01%	(a)	7,425,000
				33,744,054
	Energy Equipment & Services – 1.0%
8,285,000	Transcanada Trust (d)	5.50%	09/15/79	7,050,931
2,650,000	Transcanada Trust (d)	5.60%	03/07/82	2,243,992
				9,294,923
	Financial Services – 3.7%
3,000,000	American AgCredit Corp. (b) (d)	5.25%	(a)	2,621,250
7,435,000	Ares Finance Co. III LLC (b) (d)	4.13%	06/30/51	5,656,317
4,200,000	Capital Farm Credit ACA, Series 1 (b) (d)	5.00%	(a)	3,790,500
650,000	Compeer Financial ACA (b) (d)	4.88%	(a)	574,438
21,096,000	Corebridge Financial, Inc. (b) (d)	6.88%	12/15/52	19,139,020
2,512,000	Equitable Holdings, Inc., Series B (d)	4.95%	(a)	2,295,482
500,000	Voya Financial, Inc. (d)	5.65%	05/15/53	500,077
755,000	Voya Financial, Inc., Series A (d)	6.13%	(a)	729,088
				35,306,172
	Food Products – 1.1%
1,200,000	Dairy Farmers of America, Inc. (g)	7.13%	(a)	1,029,000
1,056,000	Land O’Lakes Capital Trust I (g)	7.45%	03/15/28	1,000,560
6,146,000	Land O’Lakes, Inc. (b)	7.00%	(a)	5,251,818
2,220,000	Land O’Lakes, Inc. (b)	7.25%	(a)	1,920,300
400,000	Land O’Lakes, Inc. (e)	7.25%	(a)	346,000
535,000	Land O’Lakes, Inc. (b)	8.00%	(a)	494,779
				10,042,457
	Insurance – 13.7%
8,000,000	Aegon N.V. (d)	5.50%	04/11/48	2,915,730
3,500,000	Allianz SE (b) (d)	3.50%	(a)	2,865,355
4,288,000	Assurant, Inc. (d)	7.00%	03/27/48	4,110,528
2,300,000	Assured Guaranty Municipal Holdings, Inc. (b) (d)	6.40%	12/15/66	2,074,106
1,700,000	Assured Guaranty Municipal Holdings, Inc. (d) (e)	6.40%	12/15/66	1,533,035
See Notes to Financial Statements

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Insurance (Continued)
$5,170,000	AXIS Specialty Finance LLC (d)	4.90%	01/15/40	$4,174,007
10,200,000	CNP Assurances (d) (e)	4.88%	(a)	7,658,517
1,332,000	Enstar Finance LLC (d)	5.75%	09/01/40	1,118,354
10,538,000	Enstar Finance LLC (d)	5.50%	01/15/42	7,600,814
14,102,000	Global Atlantic Fin Co. (b) (d)	4.70%	10/15/51	11,287,503
13,880,000	Hartford Financial Services Group (The), Inc., 3 Mo. LIBOR + 2.13% (b) (f)	6.99%	02/12/47	11,346,900
2,464,000	Kuvare US Holdings, Inc. (b) (d)	7.00%	02/17/51	2,500,960
3,631,000	La Mondiale SAM (d) (e)	5.88%	01/26/47	3,473,701
6,850,000	Lancashire Holdings Ltd. (d) (e)	5.63%	09/18/41	5,684,870
7,300,000	Liberty Mutual Group, Inc. (b) (d)	4.13%	12/15/51	5,896,320
6,585,000	Liberty Mutual Group, Inc. (b)	4.30%	02/01/61	3,928,176
19,361,000	Lincoln National Corp., Series C (d)	9.25%	(a)	19,530,409
2,501,000	Markel Corp. (d)	6.00%	(a)	2,433,167
6,514,000	MetLife, Inc.	6.40%	12/15/36	6,541,782
2,900,000	MetLife, Inc. (b)	9.25%	04/08/38	3,418,708
10,415,000	Prudential Financial, Inc. (d)	6.00%	09/01/52	10,024,581
8,200,000	QBE Insurance Group Ltd. (b) (d)	5.88%	(a)	7,762,813
2,850,000	QBE Insurance Group Ltd. (d) (e)	6.75%	12/02/44	2,827,909
300,000	QBE Insurance Group Ltd. (d) (e)	5.88%	06/17/46	288,480
				130,996,725
	Mortgage Real Estate Investment Trusts – 1.6%
6,204,000	Scentre Group Trust 2 (b) (d)	4.75%	09/24/80	5,591,975
11,220,000	Scentre Group Trust 2 (b) (d)	5.13%	09/24/80	9,483,527
				15,075,502
	Multi-Utilities – 5.7%
14,427,000	Algonquin Power & Utilities Corp. (d)	4.75%	01/18/82	11,684,252
10,013,000	CenterPoint Energy, Inc., Series A (d)	6.13%	(a)	9,543,641
2,148,000	CMS Energy Corp. (d)	3.75%	12/01/50	1,621,249
9,925,000	Dominion Energy, Inc., Series B (d)	4.65%	(a)	8,676,230
5,297,000	Dominion Energy, Inc., Series C (d)	4.35%	(a)	4,475,965
10,119,000	NiSource, Inc. (d)	5.65%	(a)	9,652,514
11,003,000	Sempra Energy (d)	4.13%	04/01/52	8,930,221
				54,584,072
	Oil, Gas & Consumable Fuels – 8.3%
8,710,000	Buckeye Partners L.P., 3 Mo. LIBOR + 4.02% (f)	9.29%	01/22/78	7,515,642
1,026,000	Enbridge, Inc. (d)	6.25%	03/01/78	927,315
11,765,000	Enbridge, Inc. (d)	7.63%	01/15/83	12,013,024
7,398,000	Enbridge, Inc., Series 16-A (d)	6.00%	01/15/77	6,919,595
7,504,000	Enbridge, Inc., Series 20-A (d)	5.75%	07/15/80	6,882,009
1,069,000	Energy Transfer L.P., Series B (d)	6.63%	(a)	820,777
16,973,000	Energy Transfer L.P., Series F (d)	6.75%	(a)	14,984,500
15,403,000	Energy Transfer L.P., Series G (d)	7.13%	(a)	13,015,535
728,000	Energy Transfer L.P., Series H (d)	6.50%	(a)	646,100
278,000	Enterprise Products Operating LLC (d)	5.38%	02/15/78	227,276
4,715,000	Enterprise Products Operating LLC, 3 Mo. LIBOR + 2.78% (f)	7.74%	06/01/67	4,225,058
9,377,000	Enterprise Products Operating LLC, Series D, 3 Mo. LIBOR + 2.99% (f)	7.86%	08/16/77	8,931,516
2,950,000	Enterprise Products Operating LLC, Series E (d)	5.25%	08/16/77	2,562,075
				79,670,422

See Notes to Financial Statements

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Trading Companies & Distributors – 2.0%
$13,172,000	AerCap Holdings N.V. (d)	5.88%	10/10/79	$12,236,876
1,127,000	Air Lease Corp., Series B (d)	4.65%	(a)	928,308
8,440,000	Aircastle Ltd. (b) (d)	5.25%	(a)	6,166,409
				19,331,593
	Transportation Infrastructure – 0.1%
800,000	AerCap Global Aviation Trust (b) (d)	6.50%	06/15/45	752,538
	Total Capital Preferred Securities			891,221,760
	(Cost $976,805,273)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES – 1.6%
	Insurance – 1.6%
16,900,342	Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc. (b) (i)	7.63%	10/15/25	15,411,869
	(Cost $17,078,512)
CORPORATE BONDS AND NOTES – 0.2%
	Insurance – 0.2%
2,168,000	AmTrust Financial Services, Inc.	6.13%	08/15/23	2,137,469
	(Cost $2,173,206)

Total Investments – 97.0%	926,866,205
(Cost $1,016,810,585)
Net Other Assets and Liabilities – 3.0%	28,343,626
Net Assets – 100.0%	$955,209,831

(a)	Perpetual maturity.
(b)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2023, securities noted as such amounted to $223,882,819 or 23.4% of net assets.
(c)	This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At April 30, 2023, securities noted as such amounted to $224,293,886 or 23.5% of net assets. Of these securities, 3.3% originated in emerging markets, and 96.7% originated in foreign markets.
(d)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at April 30, 2023. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Floating or variable rate security.
(g)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Note 2C - Restricted Securities in the Notes to Financial Statements).
(h)	This security’s value was determined using significant unobservable inputs (see Note 2A – Portfolio Valuation in the Notes to Financial Statements).
(i)	These notes are Senior Payment-in-kind (“PIK”) Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue on the notes at a rate of 7.63% per annum (“Cash Interest Rate”) and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. For the six months ended April 30, 2023, this security paid all of its interest in cash.

LIBOR	London Interbank Offered Rate
See Notes to Financial Statements

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 4/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
$1,000 Par Preferred Securities*	$ 18,095,107	$ 18,095,107	$ —	$ —
Capital Preferred Securities:
Capital Markets	51,121,471	—	51,121,471	—**
Other Industry Categories*	840,100,289	—	840,100,289	—
Foreign Corporate Bonds and Notes*	15,411,869	—	15,411,869	—
Corporate Bonds and Notes*	2,137,469	—	2,137,469	—
Total Investments	$ 926,866,205	$ 18,095,107	$ 908,771,098	$—**

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. Level 3 investments values are based on unobservable and non-quantitative inputs.
The following table presents the activity of the Fund’s investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.
Beginning Balance at October 31, 2022
Capital Preferred Securities	$—
Net Realized Gain (Loss)	—
Net Change in Unrealized Appreciation/Depreciation	—
Purchases	—
Sales	—
Transfers In	—
Capital Preferred Securities	—*
Transfers Out	—
Ending Balance at April 30, 2023
Capital Preferred Securities	—*
Total Level 3 holdings	$—*

* Investments are valued at $0.
There was a net change of $(32,225,204) in unrealized appreciation (depreciation) from Level 3 investments held as of April 30, 2023.

See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Statements of Assets and Liabilities
April 30, 2023 (Unaudited)
	First Trust Preferred Securities and Income ETF (FPE)	First Trust Institutional Preferred Securities and Income ETF (FPEI)
ASSETS:
Investments, at value	$ 5,374,049,825	$ 926,866,205
Cash	21,232,023	4,546,384
Receivables:
Interest	59,568,385	13,662,655
Investment securities sold	17,303,674	8,697,636
Dividends	4,293,839	123,812
Interest reclaims	1,527,029	270,378
Dividend reclaims	172,625	—
Fund shares sold	7,585	2,524,396
Total Assets	5,478,154,985	956,691,466
LIABILITIES:
Payables:
Investment securities purchased	14,715,918	819,538
Capital shares redeemed	3,991,795	—
Investment advisory fees	3,743,437	662,097
Total Liabilities	22,451,150	1,481,635
NET ASSETS	$5,455,703,835	$955,209,831
NET ASSETS consist of:
Paid-in capital	$ 6,885,566,375	$ 1,076,332,259
Par value	3,409,050	569,000
Accumulated distributable earnings (loss)	(1,433,271,590)	(121,691,428)
NET ASSETS	$5,455,703,835	$955,209,831
NET ASSET VALUE, per share	$16.00	$16.79
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	340,905,000	56,900,002
Investments, at cost	$6,295,636,282	$1,016,810,585
See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Statements of Operations
For the Six Months Ended April 30, 2023 (Unaudited)
	First Trust Preferred Securities and Income ETF (FPE)	First Trust Institutional Preferred Securities and Income ETF (FPEI)
INVESTMENT INCOME:
Interest	$ 142,683,041	$ 29,105,404
Dividends	56,830,863	478,823
Foreign withholding tax	(342,713)	(3,585)
Other	(2,148)	—
Total investment income	199,169,043	29,580,642
EXPENSES:
Investment advisory fees	24,453,437	3,802,465
Total expenses	24,453,437	3,802,465
NET INVESTMENT INCOME (LOSS)	174,715,606	25,778,177
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(317,125,528)	(25,054,665)
In-kind redemptions	(3,071,272)	—
Foreign currency transactions	30	—
Net realized gain (loss)	(320,196,770)	(25,054,665)
Net change in unrealized appreciation (depreciation) on investments	121,881,805	(11,859,076)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(198,314,965)	(36,913,741)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(23,599,359)	$(11,135,564)

See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Statements of Changes in Net Assets
	First Trust Preferred Securities and Income ETF (FPE)		First Trust Institutional Preferred Securities and Income ETF (FPEI)
	Six Months Ended 4/30/2023 (Unaudited)	Year Ended 10/31/2022	Six Months Ended 4/30/2023 (Unaudited)	Year Ended 10/31/2022
OPERATIONS:
Net investment income (loss)	$ 174,715,606	$ 353,394,584	$ 25,778,177	$ 28,000,793
Net realized gain (loss)	(320,196,770)	(114,950,428)	(25,054,665)	(5,614,594)
Net change in unrealized appreciation (depreciation)	121,881,805	(1,384,334,348)	(11,859,076)	(96,752,605)
Net increase (decrease) in net assets resulting from operations	(23,599,359)	(1,145,890,192)	(11,135,564)	(74,366,406)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(178,089,642)	(343,498,173)	(25,817,641)	(26,784,009)
Return of capital	—	(13,679,185)	—	(1,398,898)
Total distributions to shareholders	(178,089,642)	(357,177,358)	(25,817,641)	(28,182,907)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	262,394,987	718,008,516	353,358,878	317,318,641
Cost of shares redeemed	(631,697,784)	(886,491,469)	(10,231,660)	(58,151,167)
Net increase (decrease) in net assets resulting from shareholder transactions	(369,302,797)	(168,482,953)	343,127,218	259,167,474
Total increase (decrease) in net assets	(570,991,798)	(1,671,550,503)	306,174,013	156,618,161
NET ASSETS:
Beginning of period	6,026,695,633	7,698,246,136	649,035,818	492,417,657
End of period	$5,455,703,835	$6,026,695,633	$955,209,831	$649,035,818
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	363,155,000	376,405,000	37,600,002	24,000,002
Shares sold	15,100,000	36,550,000	19,900,000	16,700,000
Shares redeemed	(37,350,000)	(49,800,000)	(600,000)	(3,100,000)
Shares outstanding, end of period	340,905,000	363,155,000	56,900,002	37,600,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Financial Highlights
For a share outstanding throughout each period
First Trust Preferred Securities and Income ETF (FPE)
	Six Months Ended 4/30/2023 (Unaudited)	Year Ended October 31,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$ 16.60	$ 20.45	$ 19.23	$ 19.89	$ 18.76	$ 20.13
Income from investment operations:
Net investment income (loss)	0.51	0.92	0.90	1.00	1.08	1.08
Net realized and unrealized gain (loss)	(0.60)	(3.84)	1.24	(0.66)	1.14	(1.37)
Total from investment operations	(0.09)	(2.92)	2.14	0.34	2.22	(0.29)
Distributions paid to shareholders from:
Net investment income	(0.51)	(0.89)	(0.88)	(0.94)	(1.07)	(1.08)
Return of capital	—	(0.04)	(0.04)	(0.06)	(0.02)	(0.00) (a)
Total distributions	(0.51)	(0.93)	(0.92)	(1.00)	(1.09)	(1.08)
Net asset value, end of period	$16.00	$16.60	$20.45	$19.23	$19.89	$18.76
Total return (b)	(0.58)%	(14.65)%	11.26%	1.94%	12.25%	(1.47)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 5,455,704	$ 6,026,696	$ 7,698,246	$ 5,422,433	$ 4,678,519	$ 3,374,372
Ratio of total expenses to average net assets	0.83% (c)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets	5.96% (c)	4.95%	4.54%	5.24%	5.69%	5.56%
Portfolio turnover rate (d)	20%	35%	27%	43%	28%	24%

(a)	Amount is less than $0.01.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Institutional Preferred Securities and Income ETF (FPEI)
	Six Months Ended 4/30/2023 (Unaudited)	Year Ended October 31,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$ 17.26	$ 20.52	$ 19.36	$ 19.85	$ 18.75	$ 20.26
Income from investment operations:
Net investment income (loss)	0.47	0.88	0.90	1.01	1.01	0.99
Net realized and unrealized gain (loss)	(0.45)	(3.22)	1.19	(0.50)	1.12	(1.47)
Total from investment operations	0.02	(2.34)	2.09	0.51	2.13	(0.48)
Distributions paid to shareholders from:
Net investment income	(0.49)	(0.87)	(0.88)	(0.97)	(1.00)	(1.03)
Return of capital	—	(0.05)	(0.05)	(0.03)	(0.03)	—
Total distributions	(0.49)	(0.92)	(0.93)	(1.00)	(1.03)	(1.03)
Net asset value, end of period	$16.79	$17.26	$20.52	$19.36	$19.85	$18.75
Total return (a)	0.05%	(11.68)%	10.91%	2.76%	11.75%	(2.42)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 955,210	$ 649,036	$ 492,418	$ 284,519	$ 235,178	$ 93,757
Ratio of total expenses to average net assets	0.85% (b)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets	5.76% (b)	4.89%	4.60%	5.22%	5.39%	5.36%
Portfolio turnover rate (c)	17%	31%	22%	48%	28%	25%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund III
April 30, 2023 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund III (the “Trust”) is a diversified open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of seventeen funds that are offering shares. This report covers the two funds (each a “Fund” and collectively, the “Funds”) listed below, each a diversified series of the Trust and listed and traded on NYSE Arca, Inc.
First Trust Preferred Securities and Income ETF – (ticker “FPE”)
First Trust Institutional Preferred Securities and Income ETF – (ticker “FPEI”)
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
Each Fund is an actively managed exchange-traded fund. The investment objective of each Fund is to seek total return and to provide current income.
Under normal market conditions, FPE seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in preferred securities and income-producing debt securities, including corporate bonds, high-yield securities (commonly referred to as “junk” bonds) and convertible securities.
Under normal market conditions, FPEI seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in institutional preferred securities and income-producing debt securities, including hybrid capital securities, contingent capital securities, U.S. and non-U.S. corporate bonds and convertible securities.
There can be no assurance that a Fund will achieve its investment objective. The Funds may not be appropriate for all investors.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Preferred stocks, real estate investment trusts (“REITs”), exchange-traded funds and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
April 30, 2023 (Unaudited)
Bonds, notes, capital preferred securities, and other debt securities are fair valued on the basis of valuations provided by a third-party pricing service approved by the Advisor’s Pricing Committee, which may use the following valuation inputs when available:
1)	benchmark yields;
2)	reported trades;
3)	broker/dealer quotes;
4)	issuer spreads;
5)	benchmark securities;
6)	bids and offers; and
7)	reference data including market research publications.
Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.
Securities traded in an over-the-counter market are valued at the mean of their most recent bid and asked price, if available, and otherwise at their last trade price.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
1)	the credit conditions in the relevant market and changes thereto;
2)	the liquidity conditions in the relevant market and changes thereto;
3)	the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
4)	issuer-specific conditions (such as significant credit deterioration); and
5)	any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the “1933 Act”)) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
2)	the type of security;
3)	the size of the holding;
4)	the initial cost of the security;
5)	transactions in comparable securities;
6)	price quotes from dealers and/or third-party pricing services;
7)	relationships among various securities;
8)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
9)	an analysis of the issuer’s financial statements;
10)	the existence of merger proposals or tender offers that might affect the value of the security; and
11)	other relevant factors.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
April 30, 2023 (Unaudited)
If the securities in question are foreign securities, the following additional information may be considered:
1)	the value of similar foreign securities traded on other foreign markets;
2)	ADR trading of similar securities;
3)	closed-end fund or exchange-traded fund trading of similar securities;
4)	foreign currency exchange activity;
5)	the trading prices of financial products that are tied to baskets of foreign securities;
6)	factors relating to the event that precipitated the pricing problem;
7)	whether the event is likely to recur;
8)	whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and
9)	other relevant factors.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of April 30, 2023, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
Distributions received from a Fund’s investments in REITs may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
The United Kingdom’s Financial Conduct Authority (the “FCA”), which regulates the London Interbank Offered Rates (“LIBOR”), announced on March 5, 2021 that it intended to phase-out all LIBOR reference rates, beginning December 31, 2021. Since that announcement, the FCA has ceased publication of all non-USD LIBOR reference rates and the 1-week and 2-month USD LIBOR reference rates as of December 31, 2021. The remaining USD LIBOR settings will cease to be published or no longer be representative immediately after June 30, 2023. The International Swaps and Derivatives Association, Inc. (“ISDA”) confirmed that the FCA’s March 5, 2021 announcement of its intention to cease providing LIBOR reference rates, constituted an index cessation event under the Interbank Offered Rates (“IBOR”) Fallbacks Supplement and the ISDA 2020 IBOR Fallbacks Protocol for all 35 LIBOR settings and confirmed that the spread adjustment to be used in ISDA fallbacks was fixed as of the date of the announcement.
In the United States, the Alternative Reference Rates Committee (the “ARRC”), a group of market participants convened by the Board of Governors of the Federal Reserve System and the Federal Reserve Bank of New York in cooperation with other federal and state government agencies, has since 2014 undertaken efforts to identify U.S. dollar reference interest rates as alternatives to LIBOR and to

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
April 30, 2023 (Unaudited)
facilitate the mitigation of LIBOR-related risks. In June 2017, the ARRC identified the Secured Overnight Financing Rate (“SOFR”), a broad measure of the cost of cash overnight borrowing collateralized by U.S. Treasury securities, as the preferred alternative for U.S. dollar LIBOR. The Federal Reserve Bank of New York began daily publishing of SOFR in April 2018. There is no assurance that any alternative reference rate, including SOFR, will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity.
At this time, it is not possible to predict the full impact of the elimination of LIBOR and the establishment of an alternative reference rate on each Fund or its investments.
C. Restricted Securities
The Funds invest in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of April 30, 2023, the Funds held restricted securities as shown in the following table that the Advisor has deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Funds do not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.
Security	Acquisition Date	Par Amount	Current Price	Carrying Cost	Value	% of Net Assets
FPE
Credit Suisse Group AG, 5.25%	08/04/20-06/07/22	$81,425,000	$—	$75,186,582	$—	—%
Credit Suisse Group AG, 6.25%	06/07/22	1,200,000	—	1,161,000	—	—
Credit Suisse Group AG, 6.38%	08/14/19-09/16/22	51,775,000	—	47,596,750	—	—
Credit Suisse Group AG, 7.50%	07/09/18-09/08/21	76,900,000	—	81,531,270	—	—
Credit Suisse Group AG, 9.75%	06/16/22-12/05/22	27,200,000	—	26,599,500	—	—
Dairy Farmers of America, Inc., 7.13%	09/15/16-12/08/21	10,700,000	85.75	10,903,500	9,175,250	0.17
Fortegra Financial Corp., 8.50%, 10/15/57	10/12/17-03/12/18	13,700,000	94.50	13,718,725	12,946,500	0.24
Land O’Lakes Capital Trust I, 7.45%, 03/15/28	03/20/15-05/08/18	20,360,000	94.75	21,663,501	19,291,100	0.35
				$278,360,828	$41,412,850	0.76%
FPEI
Credit Suisse Group AG, 5.25%	08/04/20-06/07/22	$6,243,000	$—	$5,700,079	$—	—%
Credit Suisse Group AG, 6.25%	12/02/21-06/07/22	2,057,000	—	2,049,567	—	—
Credit Suisse Group AG, 6.38%	08/14/19-10/26/22	7,770,000	—	6,580,250	—	—
Credit Suisse Group AG, 7.50%	07/09/18-02/21/20	4,150,000	—	4,406,751	—	—
Credit Suisse Group AG, 9.75%	06/16/22-12/22/22	18,000,000	—	16,656,250	—	—
Dairy Farmers of America, Inc., 7.13%	01/21/21-12/08/21	1,200,000	85.75	1,222,750	1,029,000	0.11
Land O’Lakes Capital Trust I, 7.45%, 03/15/28	05/04/18-06/15/21	1,056,000	94.75	1,138,650	1,000,560	0.10
				$37,754,297	$2,029,560	0.21%
D. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
April 30, 2023 (Unaudited)
on investment security transactions, foreign currency transactions and interest and dividends received and are shown in “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statements of Operations.
E. Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid monthly by each Fund, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. A fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended October 31, 2022, was as follows:
	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Preferred Securities and Income ETF	$ 343,498,173	$ —	$ 13,679,185
First Trust Institutional Preferred Securities and Income ETF	26,784,009	—	1,398,898
As of October 31, 2022, the components of distributable earnings on a tax basis for each Fund were as follows:
	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Preferred Securities and Income ETF	$ —	$ (214,257,211)	$ (1,017,325,378)
First Trust Institutional Preferred Securities and Income ETF	—	(8,287,742)	(76,450,481)
F. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2019, 2020, 2021, and 2022 remain open to federal and state audit. As of April 30, 2023, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
The Funds intend to utilize provisions of the federal income tax laws, which allow them to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Funds are subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2022, for federal income tax purposes, the Funds had a capital loss carryforward available that is shown in the table below, to the extent provided by regulations, to offset future capital gains.
Non-Expiring Capital Loss Carryforward
First Trust Preferred Securities and Income ETF	$ 214,257,211
First Trust Institutional Preferred Securities and Income ETF	8,287,742

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
April 30, 2023 (Unaudited)
As of April 30, 2023, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust Preferred Securities and Income ETF	$ 6,295,636,282	$ 31,046,063	$ (952,632,520)	$ (921,586,457)
First Trust Institutional Preferred Securities and Income ETF	1,016,810,585	4,622,172	(94,566,552)	(89,944,380)
G. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (See Note 3).
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
Stonebridge Advisors LLC (“Stonebridge” or the “Sub-Advisor”), a majority-owned affiliate of First Trust, serves as each Fund’s sub-advisor and manages each Fund’s portfolio subject to First Trust’s supervision. Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust will supervise Stonebridge and its management of the investment of each Fund’s assets and will pay Stonebridge for its services as each Fund’s sub-advisor. During any period in which the Advisor’s management fee is reduced in accordance with the breakpoints described below, the investment sub-advisory fee (which is based on the Advisor’s management fee) paid to Stonebridge will be reduced to reflect the reduction in the Advisor’s management fee. First Trust is responsible for each Fund’s expenses, including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a 12b-1 plan, if any, and extraordinary expenses.
Effective November 1, 2022, the annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the schedule below:
Breakpoints	FPE	FPEI
Fund net assets up to and including $2.5 billion	0.85000%	0.85000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.82875%	0.82875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.80750%	0.80750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.78625%	0.78625%
Fund net assets greater than $10 billion	0.76500%	0.76500%
Prior to November 1, 2022, the Funds paid First Trust an annual unitary management fee equal to 0.85% on each Fund’s average daily net assets. First Trust also provides fund reporting services to each Fund for a flat annual fee in the amount of $9.250, which is covered under the annual unitary management fee.
First Trust Capital Partners, LLC (“FTCP”), an affiliate of First Trust, owns a 51% ownership interest in Stonebridge.
The Trust has multiple service agreements with Brown Brothers Harriman & Co. (“BBH”). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Funds. As custodian, BBH is responsible for custody of each Fund’s assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for each Fund.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
April 30, 2023 (Unaudited)
connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended April 30, 2023, the cost of purchases and proceeds from sales of investment securities for each Fund, excluding short-term investments and in-kind transactions, were as follows:
	Purchases	Sales
First Trust Preferred Securities and Income ETF	$ 1,139,434,668	$ 1,506,840,355
First Trust Institutional Preferred Securities and Income ETF	495,630,826	143,120,115

For the six months ended April 30, 2023, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:
	Purchases	Sales
First Trust Preferred Securities and Income ETF	$ 19,963,245	$ 25,710,049
First Trust Institutional Preferred Securities and Income ETF	—	—
5. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as “Creation Units.” Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation (“NSCC”) the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
April 30, 2023 (Unaudited)
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before February 28, 2024.
7. Borrowings
The Trust, on behalf of First Trust Preferred Securities and Income ETF, along with First Trust Series Fund and First Trust Exchange-Traded Fund IV, have a $550 million Credit Agreement with The Bank of Nova Scotia (“Scotia”) as administrative agent for a group of lenders. Prior to March 1, 2023, the commitment amount was $305 million. Scotia charges a commitment fee of 0.25% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans, and an agency fee. First Trust allocates the commitment fee and agency fee amongst the funds that have access to the credit line. To the extent that the Fund accesses the credit line, there would also be an interest fee charged. The Fund did not have any borrowings outstanding during the six months ended April 30, 2023.
8. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there was the following subsequent event:
On May 23, 2023, the Advisor’s Pricing Committee approved changes to the Advisor’s Valuation Procedures for the First Trust Funds, including clarifications to certain pricing methodologies. These changes will be reflected in future reports’ Notes to Financial Statements.

Additional Information
First Trust Exchange-Traded Fund III
April 30, 2023 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Defined Outcome Funds Risk. To the extent a fund’s investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any) may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor’s investment period. Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund’s share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period. Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified

Additional Information (Continued)
First Trust Exchange-Traded Fund III
April 30, 2023 (Unaudited)
by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index or Model Constituent Risk. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund’s shares.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight Financing Rate (“SOFR”) will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

Additional Information (Continued)
First Trust Exchange-Traded Fund III
April 30, 2023 (Unaudited)
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the U.S. has resumed “reasonably” normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund’s shares and result in increased market volatility. During any such events, a fund’s shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund’s shares may widen.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund’s ability to meet its investment objective. Although the funds and the funds’ investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
Preferred Securities Risk. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company’s capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer payment on the securities and, in some cases, redeem the securities prior to a specified date. Preferred securities may also be substantially less liquid than other securities, including common stock.
Valuation Risk. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions (sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots. If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities

Additional Information (Continued)
First Trust Exchange-Traded Fund III
April 30, 2023 (Unaudited)
have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.
NOT FDIC INSURED	NOT BANK GUARANTEED	MAY LOSE VALUE
Liquidity Risk Management Program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Funds and each other fund in the First Trust Fund Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the “Program”) reasonably designed to assess and manage the funds’ liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. The Board of Trustees of the First Trust Funds has appointed First Trust Advisors L.P. (the “Advisor”) as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First Trust Liquidity Committee (the “Liquidity Committee”).
Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund’s portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds’ holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund’s net assets and establishes policies and procedures regarding redemptions in kind.
At the April 17, 2023 meeting of the Board of Trustees, as required by Rule 22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 17, 2022 through the Liquidity Committee’s annual meeting held on March 23, 2023 and assessed the Program’s adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Fund primarily holds assets that are highly liquid investments, the Funds have not adopted any highly liquid investment minimums.
As stated in the written report, during the review period, two funds breached the 15% limitation on illiquid investments for one day each, as a result of an unscheduled week-long closure of the stock exchange in Istanbul following devastating earthquakes in February, causing all Turkish equities to be re-classified as “illiquid” for one day.  Each fund filed a Form N-RN on the day after the breach occurred, and one day later after the breach was cured. No fund with a highly liquid investment minimum breached that minimum during the reporting period. The Advisor concluded that each fund’s investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

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First Trust Exchange-Traded Fund III
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
INVESTMENT SUB-ADVISOR
Stonebridge Advisors LLC
10 Westport Road, Suite C101
Wilton, CT 06897
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

First Trust Exchange-Traded Fund III
First Trust Managed Municipal ETF (FMB)

Semi-Annual Report
For the Six Months Ended
April 30, 2023

First Trust Managed Municipal ETF (FMB)
Semi-Annual Report
April 30, 2023
Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund III (the “Trust”) described in this report (First Trust Managed Municipal ETF; hereinafter referred to as the “Fund”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that the Fund will achieve its investment objectives. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on the Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund’s performance and investment approach.
The statistical information that follows may help you understand the Fund’s performance compared to that of a relevant market benchmark.
It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Managed Municipal ETF (FMB)
Semi-Annual Letter from the Chairman and CEO
April 30, 2023
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for the First Trust Managed Municipal ETF (the “Fund”), which contains detailed information about the Fund for the six months ended April 30, 2023.
It pleases me to write that on May 5, 2023, the World Health Organization officially declared that the coronavirus (“COVID-19”) pandemic no longer qualified as a global health emergency. While the virus officially no longer poses an immediate threat, its full impact on the world economy remains to be seen, in my opinion. Recall, if you will, those early days of the pandemic; companies sent workers home, consumers were afraid or unwilling to leave their homes, supply chains dried up, and grocery shelves were left bare. Hoping to provide relief to their constituents and to bolster economic activity, governments across the globe funneled trillions of dollars in stimulus directly into the hands of their citizens. Unfortunately, economist Milton Friedman’s age-old economic adage “there’s no such thing as a free lunch” still holds. As a result of the U.S. government stimulus, gross domestic product rebounded quickly, but so did inflation.
As many investors are aware, the Federal Reserve (the “Fed”) has been locked in a battle with stubbornly high inflation for several years now. Inflation, as measured by the trailing 12-month rate of change in the Consumer Price Index (“CPI”), surged from 1.4% on December 31, 2020, to 9.1% as of June 30, 2022. Since then, the trailing rate on the CPI has come down, but remains elevated. On April 30, 2023, the CPI stood at 4.9%, well above the Fed’s goal of 2.0%. Surging prices have not been restricted to the U.S. Headline inflation rates in each of the countries that make up the so-called Group of Ten (G-10) stand above the targets set by their central banks, according to data from Bloomberg.
From the Fed’s perspective, monetary policy is the most efficient means to combat rising prices. From December 31, 2020 through May 3, 2023, the Fed increased the Federal Funds target rate (upper bound) a total of ten times, raising the rate from 0.25% to 5.25%. As mentioned, tighter monetary policy resulted in a decrease in the CPI, but there have been casualties in the Fed’s battle with rising prices. The most recent banking turmoil is one example. Another is the spike in mortgage rates. According to Bankrate, the national average for a 30-year mortgage stood at just 2.87% on December 31, 2020. As of May 1, 2023, the average 30-year mortgage rate had surged to 6.88%. Not all the news is negative, however. Driven by a strong U.S. labor market, consumer spending remained robust in April 2023. Notably, American corporations added 253,000 jobs during the month, and the unemployment rate stood at a 53-year low. Bob Carey, Chief Market Strategist at First Trust, recently summed up the current situation, noting that “we’re not out of the woods yet.” That said, even the most difficult situations don’t last forever. In my opinion, like the COVID-19 pandemic, inflation, and the tighter monetary policy it ushered in, will pass with time.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Fund Performance Overview (Unaudited)
First Trust Managed Municipal ETF (FMB)
The First Trust Managed Municipal ETF’s (the “Fund”) primary investment objective is to generate current income that is exempt from regular federal income taxes and its secondary objective is long term capital appreciation. The Fund lists and principally trades its shares on The Nasdaq Stock Market, LLC under the ticker symbol “FMB.” Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including investment borrowings) in municipal debt securities that pay interest that is exempt from regular federal income taxes.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 4/30/23	1 Year Ended 4/30/23	5 Years Ended 4/30/23	Inception (5/13/14) to 4/30/23	5 Years Ended 4/30/23	Inception (5/13/14) to 4/30/23
Fund Performance
NAV	6.54%	1.47%	1.81%	2.76%	9.38%	27.65%
Market Price	6.77%	1.67%	1.81%	2.77%	9.40%	27.77%
Index Performance
Bloomberg Revenue 10 Year (8-12) Index	7.80%	4.86%	2.55%	2.70%	13.40%	27.03%
Total returns for the period since inception are calculated from the inception date of the Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated. The total returns would have been lower if certain fees had not been waived by the Advisor.
The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Prior to January 1, 2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund’s NAV was calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future performance.

Fund Performance Overview (Unaudited) (Continued)
First Trust Managed Municipal ETF (FMB) (Continued)
Sector Allocation	% of Total Investments (including cash)
Hospital	12.6%
Government Obligation Bond - Unlimited Tax	10.5
Insured	8.3
Airport	7.5
Dedicated Tax	6.2
Utility	5.9
Gas	5.8
Certificates of Participation	4.7
Industrial Development Bond	4.4
Education	4.3
Continuing Care Retirement Communities	4.1
Special Assessment	3.8
Government Obligation Bond - Limited Tax	3.5
Water & Sewer	3.2
Pre-refunded/Escrowed-to-maturity	3.1
Higher Education	2.5
Toll Road	2.5
Tobacco	1.8
Mass Transit	1.2
Housing	1.0
Tax Increment	0.6
Student Housing	0.5
Local Housing	0.5
Hotel	0.3
Municipals	0.2
Port	0.2
Other Health	0.1
Pool	0.1
Stadium	0.0*
Cash	0.6
Total	100.0%

*	Amount is less than 0.1%.

Credit Quality(1)	% of Total Investments (including cash)
AAA	6.7%
AA	34.1
A	31.2
BBB	12.9
BB	2.7
B	0.8
Not Rated	10.8
Short Rated Only	0.2
Cash	0.6
Total	100.0%

Fund Allocation	% of Net Assets
Municipal Bonds	98.4%
Net Other Assets and Liabilities**	1.6
Total	100.0%

**	Includes variation margin on futures contracts.

(1)	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Fund Performance Overview (Unaudited) (Continued)
First Trust Managed Municipal ETF (FMB) (Continued)

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Performance in municipal bond investment strategies can be impacted from the benefits of purchasing odd lot positions. The impact of these investments can be particularly meaningful when funds have limited assets under management and may not be a sustainable source of performance as a fund grows in size.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Portfolio Management
First Trust Managed Municipal ETF (FMB)
Semi-Annual Report
April 30, 2023 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust” or the “Advisor”) serves as the investment advisor to the First Trust Managed Municipal ETF (the “Fund”). First Trust is responsible for the ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Portfolio Management Team
Johnathan N. Wilhelm, Senior Vice President, Senior Portfolio Manager
Tom Byron, Senior Vice President, Senior Portfolio Manager
The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund. Johnathan N. Wilhelm has served as portfolio manager since 2014 and Tom Byron has served as portfolio manager since 2022.

First Trust Managed Municipal ETF (FMB)
Understanding Your Fund Expenses
April 30, 2023 (Unaudited)
As a shareholder of the First Trust Managed Municipal ETF (the “Fund”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2023.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Annualized Expense Ratio Based on the Six-Month Period (a)	Expenses Paid During the Six-Month Period (b)
First Trust Managed Municipal ETF (FMB)
Actual	$1,000.00	$1,065.40	0.55%	$2.82
Hypothetical (5% return before expenses)	$1,000.00	$1,022.07	0.55%	$2.76

(a)	These expense ratios reflect expense waivers. See Note 3 in the Notes to Financial Statements.
(b)	Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (November 1, 2022 through April 30, 2023), multiplied by 181/365 (to reflect the six-month period).

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS – 98.4%
	Alabama – 3.7%
$225,000	AL Cmnty Clg Sys Brd of Trustees Rev Bishop St Cmnty Clg, BAM	4.00%	01/01/35	$234,169
500,000	AL St Port Auth Docks Facs Rev Ref Docks Facs Rev, Ser A, AGM, AMT	5.00%	10/01/25	517,087
940,000	Birmingham AL Wtrwks Brd Wtr Rev Ref Sr, Ser A (Pre-refunded maturity 01/01/27)	4.00%	01/01/34	986,759
7,695,000	Black Belt Energy Gas Dist AL Gas Proj Rev Gas Proj Rev Bonds, Proj No. 7, Ser C-1 (Mandatory put 12/01/26)	4.00%	10/01/52	7,675,242
1,000,000	Black Belt Energy Gas Dist AL Gas Proj Rev Gas Proj, Ser E	5.00%	06/01/26	1,032,699
1,250,000	Black Belt Energy Gas Dist AL Gas Proj Rev Gas Proj, Ser F (Mandatory put 12/01/28)	5.50%	11/01/53	1,331,363
10,070,000	Black Belt Energy Gas Dist AL Gas Proj Rev Proj No. 6, Ser B (Mandatory put 12/01/26)	4.00%	10/01/52	10,044,144
5,000,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser C-1 (Mandatory put 6/01/29)	5.25%	02/01/53	5,314,282
6,500,000	Eutaw AL Indl Dev Brd Poll Control Rev Adj Ref Ala Pwr Co Pj (a)	3.90%	06/01/28	6,500,000
415,000	Gulf Shores AL Ref Warrants, Ser A	5.00%	12/15/35	451,473
310,000	Gulf Shores AL Ref Warrants, Ser A	5.00%	12/15/38	333,728
400,000	Homewood AL Eductnl Bldg Auth Rev Ref Samford Univ Proj, Ser A	4.00%	12/01/33	411,973
950,000	Homewood AL Eductnl Bldg Auth Rev Ref Samford Univ Proj, Ser A	4.00%	12/01/34	971,099
450,000	Infirmary Hlth Sys AL Spl Care Facs Fing Auth Rev Infirmary Hlth Sys Inc, Ser A	5.00%	02/01/36	463,708
930,000	Leeds AL Pub Eductnl Bldg Auth Eductnl Facs Rev Ref Edu, AGM	4.00%	04/01/29	951,249
695,000	Leeds AL Pub Eductnl Bldg Auth Eductnl Facs Rev Ref Edu, AGM	4.00%	04/01/30	710,994
4,000,000	Lower AL Gas Dist Gas Proj Rev Gas Proj Rev Bonds Proj 2 (Mandatory put 12/01/25)	4.00%	12/01/50	4,000,429
1,000,000	Midcity Impt Dist AL Spl Assmnt Rev	4.50%	11/01/42	803,375
325,000	Mobile AL Impt Dist Sales Tax Rev McGowin Park Proj, Ser A	5.00%	08/01/25	321,851
500,000	Mobile Cnty AL Impt Warrants (Pre-refunded maturity 08/01/25)	5.00%	08/01/30	524,730
1,105,000	Prichard AL Wtrwks & Swr Brd Wtr & Swr Rev Ref (b)	4.00%	11/01/30	609,216
1,565,000	Prichard AL Wtrwks & Swr Brd Wtr & Swr Rev Ref (b)	4.00%	11/01/31	847,109
1,605,000	Prichard AL Wtrwks & Swr Brd Wtr & Swr Rev Ref (b)	4.00%	11/01/32	836,588
1,395,000	Prichard AL Wtrwks & Swr Brd Wtr & Swr Rev Ref (b)	4.00%	11/01/33	713,140
1,765,000	Prichard AL Wtrwks & Swr Brd Wtr & Swr Rev Ref (b)	4.00%	11/01/34	866,913
1,840,000	Prichard AL Wtrwks & Swr Brd Wtr & Swr Rev Ref (b)	4.00%	11/01/35	866,870
3,000,000	SE AL St Gas Sply Dist Gas Sply Rev Proj #2, Ser A (Mandatory put 06/01/24)	4.00%	06/01/49	3,002,918
8,050,000	SE Energy Auth AL Cmdy Sply Rev Proj #1, Ser A (Mandatory put 10/01/28)	4.00%	11/01/51	8,005,977
2,000,000	SE Energy Auth AL Cmdy Sply Rev Proj #4, Ser B-1 (Mandatory put 08/01/28)	5.00%	05/01/53	2,085,001
1,500,000	Southeast Energy Auth AL Cmdy Sply Rev Var Proj No 3 (Mandatory put 12/01/29)	5.50%	01/01/53	1,621,435
1,040,000	Troy AL Ref Warrants, BAM	4.00%	07/01/35	1,047,869
105,000	UAB Medicine Fin Auth AL Rev Ref UAB Medicine, Ser B	5.00%	09/01/34	111,372
5,000,000	UAB Medicine Fin Auth AL Rev Ref UAB Medicine, Ser B2	5.00%	09/01/41	5,192,260
				69,387,022
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Alaska – 0.2%
$1,880,000	AK St Indl Dev & Export Auth Pwr Rev Ref Snettisham Hydroelectric Proj, AMT	4.00%	01/01/28	$1,881,748
450,000	Nthrn AK Tobacco Securitization Corp Tobacco Stlmt Rev Ref Sr, Ser A, Class 1	4.00%	06/01/39	434,215
1,500,000	Nthrn AK Tobacco Securitization Corp Tobacco Stlmt Rev Ref Sr, Ser A, Class 1	4.00%	06/01/40	1,430,515
				3,746,478
	Arizona – 2.3%
1,000,000	AZ St Indl Dev Auth Edu Rev Acads of Math & Science Proj (c)	5.00%	07/01/49	923,191
595,000	AZ St Indl Dev Auth Edu Rev Cadence Cmps Proj, Ser A (c)	4.00%	07/15/30	569,414
925,000	AZ St Indl Dev Auth Edu Rev Cadence Cmps Proj, Ser A (c)	4.00%	07/15/40	783,792
175,000	AZ St Indl Dev Auth Edu Rev Doral Acdmy NV Fire Mesa & Red Rock Cmps Proj, Ser A	5.00%	07/15/39	171,185
500,000	AZ St Indl Dev Auth Edu Rev Macombs Fac Proj Social Bonds, Ser A	4.00%	07/01/41	445,265
375,000	AZ St Indl Dev Auth Edu Rev Ref Basis Sch Projs, Ser D (c)	5.00%	07/01/37	370,852
880,000	AZ St Indl Dev Auth Edu Rev Ref Basis Schs Projs, Ser A (c)	5.00%	07/01/26	884,124
1,030,000	AZ St Indl Dev Auth Edu Rev Ref Basis Schs Projs, Ser G (c)	5.00%	07/01/37	1,018,606
500,000	AZ St Indl Dev Auth Edu Rev Ref Doral Acdmy of Northern NV Proj, Ser A (c)	4.00%	07/15/51	377,421
950,000	AZ St Indl Dev Auth Edu Rev Ref Doral Acdmy of Northern NV Proj, Ser A (c)	4.00%	07/15/56	697,075
800,000	AZ St Indl Dev Auth Edu Rev Somerset Acdmy of LV Aliante & Skye Canyon Cmps Proj, Ser A (c)	4.00%	12/15/51	582,401
500,000	AZ St Indl Dev Auth Edu Rev, Ser A (c)	4.00%	07/15/30	477,910
415,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Social Bonds Equitable Sch Revolving Fund, Ser A	5.00%	11/01/31	448,006
465,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Social Bonds Equitable Sch Revolving Fund, Ser A	5.00%	11/01/37	486,864
595,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Social Bonds Equitable Sch Revolving Fund, Ser A	4.00%	11/01/38	577,362
750,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Social Bonds Equitable Sch Revolving Fund, Ser A	4.00%	11/01/39	720,147
3,800,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Social Bonds Equitable Sch Revolving Fund, Ser A	4.00%	11/01/46	3,435,585
1,000,000	AZ St Indl Dev Auth Rev Lincoln S Beltway Proj	5.00%	08/01/28	1,109,532
2,000,000	Chandler AZ Indl Dev Auth Indl Dev Rev Var Intel Corp Proj, Ser 2022-2, AMT (Mandatory put 09/01/27)	5.00%	09/01/52	2,084,583
4,000,000	Glendale AZ Indl Dev Auth Sr Living Facs Rev Ref Sun Hlth Svcs, Ser A	5.00%	11/15/42	3,826,055
1,350,000	Maricopa Cnty AZ Elem Sch Dist #25 Liberty, Ser A, AGM	5.00%	07/01/32	1,530,875
200,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Greathearts AZ Projs, Ser C	5.00%	07/01/25	204,568
830,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Trad Schs Proj	4.00%	07/01/30	847,539
435,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Trad Schs Proj	4.00%	07/01/31	443,379
450,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Trad Schs Proj	4.00%	07/01/32	457,598
700,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Trad Schs Proj	4.00%	07/01/33	710,115
985,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Trad Schs Proj	4.00%	07/01/34	995,229
1,025,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Trad Schs Proj	4.00%	07/01/35	1,028,775
500,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Horizon Cmnty Learning Ctr Proj	5.00%	07/01/35	486,719
500,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Legacy Trad Sch Proj	4.00%	07/01/34	505,192

See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Arizona (Continued)
$1,100,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Legacy Trad Schs Proj Auth, Ser B (c)	5.00%	07/01/39	$1,058,611
1,000,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Legacy Trad Schs Proj Auth, Ser B (c)	5.00%	07/01/49	892,893
400,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Paradise Schs Projs Paragon Mgmt Inc (c)	4.00%	07/01/26	392,642
1,475,000	Maricopa Cnty AZ Spl Hlthcare Dist Aka Maricopa Integrated Hlth Sys, Ser C	5.00%	07/01/27	1,611,215
300,000	Phoenix AZ Indl Dev Auth Edu Rev Fac Legacy Trad Schs Projs, Ser A (c)	4.00%	07/01/26	292,073
3,655,000	Phoenix AZ Indl Dev Auth Edu Rev Ref Basis Schs Projs, Ser A (c)	5.00%	07/01/35	3,666,638
5,000,000	Phoenix AZ Indl Dev Auth Hotel Rev Sr Falcon Properties LLC Proj, Ser A (c)	4.00%	12/01/41	4,222,767
300,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Downtown Phoenix Stdt Hsg II LLC AZ St Univ Proj, Ser A	5.00%	07/01/32	314,225
300,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Downtown Phoenix Stdt Hsg II LLC AZ St Univ Proj, Ser A	5.00%	07/01/33	313,395
300,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Downtown Phoenix Stdt Hsg II LLC AZ St Univ Proj, Ser A	5.00%	07/01/34	311,577
350,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Downtown Phoenix Stdt Hsg II LLC AZ St Univ Proj, Ser A	5.00%	07/01/35	361,209
700,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Downtown Phoenix Stdt Hsg II LLC AZ St Univ Proj, Ser A	5.00%	07/01/44	702,900
200,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Ref Downtown Phoenix Stdt Hsg LLC AZ St Univ Proj, Ser A	5.00%	07/01/26	205,100
1,000,000	Tempe AZ Indl Dev Auth Rev Ref Friendship Vlg of Tempe Proj, Ser A	4.00%	12/01/38	806,318
1,030,000	Yavapai Cnty AZ Jail Dist Rev, BAM	4.00%	07/01/32	1,092,329
				43,443,251
	Arkansas – 0.0%
610,000	AR Dev Fin Auth Hlthcare Rev Baptist Hlth	4.00%	12/01/44	591,182
350,000	Univ of Central Arkansas AR Rev, Ser A, AGM	5.00%	11/01/34	372,741
				963,923
	California – 8.0%
1,245,000	Burbank CA Wtr & Pwr Elec Rev	5.00%	06/01/43	1,385,640
3,000,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Green Bond Clean Energy Proj, Ser B-1 (Mandatory put 08/01/29)	5.00%	07/01/53	3,194,334
4,500,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Green Bond, Ser A-1 (Mandatory put 08/01/28)	4.00%	05/01/53	4,547,844
2,000,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Green Bond, Ser B-1 (Mandatory put 08/01/31)	4.00%	02/01/52	2,018,540
225,000	CA Cnty CA Tobacco Securitization Agy Tobacco Settle Ref Sonoma Cnty Securitization Corp, Ser A	5.00%	06/01/31	250,782
200,000	CA Cnty CA Tobacco Securitization Agy Tobacco Settle Ref Sonoma Cnty Securitization Corp, Ser A	5.00%	06/01/32	222,350
230,000	CA Cnty CA Tobacco Securitization Agy Tobacco Settle Ref Sonoma Cnty Securitization Corp, Ser A	5.00%	06/01/33	254,890
150,000	CA Cnty CA Tobacco Securitization Agy Tobacco Settle Ref Sonoma Cnty Securitization Corp, Ser A	4.00%	06/01/34	153,846
250,000	CA Cnty CA Tobacco Securitization Agy Tobacco Settle Ref Sonoma Cnty Securitization Corp, Ser A	4.00%	06/01/36	252,592
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$450,000	CA Cnty CA Tobacco Securitization Agy Tobacco Stlmt Sr Ref, Ser A	5.00%	06/01/32	$497,342
1,000,000	CA Sch Fin Auth Sch Fac Rev Alliance Clg Ready Pub Schs Proj, Ser C (c)	4.50%	07/01/26	1,013,877
460,000	CA Sch Fin Auth Sch Fac Rev Granada Hills Chrt Oblig Grp (c)	5.00%	07/01/32	475,863
480,000	CA Sch Fin Auth Sch Fac Rev Granada Hills Chrt Oblig Grp (c)	5.00%	07/01/33	496,059
2,000,000	CA Sch Fin Auth Sch Fac Rev Granada Hills Chrt Oblig Grp (c)	5.00%	07/01/43	2,023,787
1,325,000	CA Sch Fin Auth Sch Fac Rev Kipp SoCal Pub Schs, Ser A (c)	5.00%	07/01/39	1,376,105
455,000	CA Sch Fin Auth Sch Fac Rev Ref HTH Learning Proj, Ser A (c)	4.00%	07/01/26	445,191
800,000	CA Sch Fin Auth Sch Fac Rev Ref HTH Learning Proj, Ser A (c)	5.00%	07/01/32	790,116
655,000	CA Sch Fin Auth Sch Fac Rev, Ser A (c)	5.00%	07/01/40	660,140
1,055,000	CA St	5.00%	10/01/45	1,199,073
225,000	CA St Ent Dev Auth Lease Rev Riverside Cnty Library Fac Proj	4.00%	11/01/37	226,901
480,000	CA St Hlth Facs Fing Auth Rev Adventist Hlth Sys W, Ser A	4.00%	03/01/33	479,997
400,000	CA St Hlth Facs Fing Auth Rev Ref Sutter Hlth, Ser B	5.00%	11/15/33	431,043
600,000	CA St Hlth Facs Fing Auth Rev Sutter Hlth, Ser A	5.00%	11/15/33	655,204
445,000	CA St Muni Fin Auth Chrt Sch Lease Rev Vista Chrt Middle Sch Proj (b)	5.38%	07/01/34	446,133
500,000	CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace Acdmy Proj (c)	4.00%	07/01/26	483,663
500,000	CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace Acdmy Proj, Ser A (c)	5.00%	07/01/38	478,677
1,515,000	CA St Muni Fin Auth Mobile Home Park Rev Sr Caritas Affordable Hsg Inc Projs, Ser A	5.25%	08/15/39	1,538,408
1,805,000	CA St Muni Fin Auth Mobile Home Park Rev Sr Caritas Affordable Hsg Inc Projs, Ser A	5.25%	08/15/49	1,827,585
1,000,000	CA St Muni Fin Auth Ref Palomar Hlth, Ser A, AGM, COPS	5.25%	11/01/35	1,129,026
200,000	CA St Muni Fin Auth Rev Channing House Proj, Ser B	5.00%	05/15/37	211,875
1,000,000	CA St Muni Fin Auth Rev Cmnty Hlth Sys, Ser A	4.00%	02/01/40	970,216
1,000,000	CA St Muni Fin Auth Rev Cmnty Hlth Sys, Ser A	4.00%	02/01/41	962,022
500,000	CA St Muni Fin Auth Rev Ref Eisenhower Med Ctr, Ser A	5.00%	07/01/34	527,441
1,250,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/33	1,257,190
600,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/34	602,879
1,000,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/35	1,002,538
1,000,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/36	999,072
2,130,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/39	2,057,597
3,420,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	5.00%	10/01/44	3,495,247
680,000	CA St Muni Fin Auth Rev Ref Retmnt Hsg Fdtn Oblig Grp, Ser A	5.00%	11/15/27	754,135
650,000	CA St Muni Fin Auth Rev Sr Lien Linxs APM Proj, Ser A, AMT	5.00%	06/30/28	692,918
1,500,000	CA St Muni Fin Auth Sol Wst Disp Rev Var Waste Mgmt Inc Proj Remk, AMT (Mandatory put 06/01/23)	3.95%	10/01/45	1,499,901
2,000,000	CA St Muni Fin Auth Spl Fac Rev United Airls Inc Proj, AMT	4.00%	07/15/29	1,950,517
200,000	CA St Muni Fin Auth Sr Living Rev Ref Mt San Antonio Gardens Proj	4.00%	11/15/27	192,597
1,000,000	CA St Muni Fin Auth Stdt Hsg Rev Green Bond Orchard Park Stdt Hsg Proj, BAM	4.00%	05/15/40	983,001
1,000,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Ref Wst Mgmt Inc, Ser A1, AMT	3.38%	07/01/25	995,941
5,000,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Var Rep Svcs Inc Proj Remk, Ser A-1, AMT (Mandatory put 07/17/23) (c)	3.70%	11/01/42	4,993,656
5,990,000	CA St Poll Control Fin Auth Wtr Furnishing Rev Plant Bonds, AMT (c)	5.00%	07/01/37	5,992,351
1,000,000	CA St Pub Wks Brd Lease Rev Various Capital Proj, Ser B	4.00%	05/01/37	1,033,380
4,015,000	CA St Ref, AGM	5.25%	08/01/32	4,891,018
500,000	CA St Ref, Ser C	5.00%	09/01/32	527,256

See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$2,000,000	CA St Sch Fin Auth Chrt Sch Rev Arts in Action Chrt Schs, Ser A (c)	5.00%	06/01/40	$1,696,795
500,000	CA St Sch Fin Auth Chrt Sch Rev Summit Pub Schs (c)	5.00%	06/01/37	493,025
350,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (c)	5.00%	12/01/30	361,015
450,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (c)	5.00%	12/01/33	464,086
500,000	CA Stwd Cmntys Dev Auth Rev Ref CA Baptist Univ, Ser A (c)	5.00%	11/01/32	511,915
100,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/30	104,680
195,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/31	204,186
370,000	Chino CA Cmnty Facs Dist Spl Tax #2003-3 Impt Area #7	5.00%	09/01/30	396,682
300,000	Chino Vly CA Unif Sch Dist, Ser B	5.00%	08/01/38	338,113
250,000	Chino Vly CA Unif Sch Dist, Ser B	5.00%	08/01/39	280,602
1,000,000	CSCDA Cmnty Impt Auth CA Essential Hsg Rev the Link Glendale Social Bonds, Ser A-2 (c)	4.00%	07/01/56	715,745
1,000,000	CSCDA Cmnty Impt Auth CA Essential Hsg Rev Union S Bay Social Bonds, Ser A-2 (c)	4.00%	07/01/56	747,940
2,160,000	Etiwanda CA Sch Dist Cmnty Facs Dist #9 Spl Tax Ref	5.00%	09/01/35	2,253,731
130,000	Folsom Ranch CA Fing Auth Spl Tax Rev Cmnty Facs Dist No 19 Mangini	4.00%	09/01/24	129,877
155,000	Folsom Ranch CA Fing Auth Spl Tax Rev Cmnty Facs Dist No 19 Mangini	4.00%	09/01/25	155,568
165,000	Folsom Ranch CA Fing Auth Spl Tax Rev White Rock Springs Ranch	4.00%	09/01/39	156,064
170,000	Folsom Ranch CA Fing Auth Spl Tax Rev White Rock Springs Ranch	4.00%	09/01/40	158,479
175,000	Folsom Ranch CA Fing Auth Spl Tax Rev White Rock Springs Ranch	4.00%	09/01/41	161,512
250,000	Fontana CA Spl Tax Spl Tax the Meadows	4.00%	09/01/27	253,675
265,000	Fontana CA Spl Tax Spl Tax the Meadows	4.00%	09/01/28	270,527
280,000	Fontana CA Spl Tax Spl Tax the Meadows	4.00%	09/01/29	287,314
535,000	Fontana CA Spl Tax Spl Tax the Meadows	4.00%	09/01/36	526,913
500,000	Foothill-De Anza CA Cmnty Clg Dist Ref, COPS (Pre-refunded maturity 10/01/24)	5.00%	04/01/32	514,673
300,000	Gilroy CA Unif Sch Dist Election 2016	4.00%	08/01/39	302,778
1,360,000	Hawthorne CA Cmnty Redev Agy Successor Agy Tax Allocation Ref Sub, AGM	5.00%	09/01/32	1,435,719
175,000	Irvine CA Unif Sch Dist Spl Tax Cmnty Facs Dist No 09-1, Ser A	5.00%	09/01/31	189,065
365,000	Irvine CA Unif Sch Dist Spl Tax Cmnty Facs Dist No 09-1, Ser A	5.00%	09/01/32	393,391
125,000	Irvine CA Unif Sch Dist Spl Tax Cmnty Facs Dist No 09-1, Ser A	5.00%	09/01/34	133,740
1,000,000	Kern CA Cmnty Clg Dist, Ser D	5.25%	08/01/40	1,151,688
825,000	Lammersville CA Jt Unif Sch Dist Spl Tax Cmnty Facs Dist #2014-1 Impt Area #1 Mountain House Sch Facs	5.00%	09/01/42	846,510
1,045,000	Lammersville CA Jt Unif Sch Dist Spl Tax Cmnty Facs Dist #2014-1 Mountain House Sch Facs	4.00%	09/01/49	913,892
835,000	Live Oak CA Sch Dist Santa Cruz Cnty Ref (Pre-refunded maturity 08/01/26)	5.00%	08/01/30	897,486
45,000	Long Beach CA Bond Fin Auth Nat Gas Pur Rev, Ser A	5.25%	11/15/23	45,226
190,000	Los Angeles CA Dept of Arpts Arpt Rev Prerefunded Subord Ref, Ser D, AMT (Pre-refunded maturity 11/15/31)	5.00%	05/15/33	217,789
4,000,000	Los Angeles CA Dept of Arpts Arpt Rev Ref Sub Priv Activity, Ser A, AMT	5.00%	05/15/39	4,309,461
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$1,500,000	Los Angeles CA Dept of Arpts Arpt Rev Sr Bonds Green Bond Priv Activity, Ser G, AMT	5.00%	05/15/34	$1,691,446
1,500,000	Los Angeles CA Dept of Arpts Arpt Rev Sr Bonds Green Bond Priv Activity, Ser G, AMT	5.50%	05/15/35	1,748,306
1,340,000	Los Angeles CA Dept of Arpts Arpt Rev Sr Bonds Priv Activity, Ser H, AMT	5.00%	05/15/41	1,442,312
400,000	Los Angeles CA Dept of Arpts Arpt Rev Sub Los Angeles Intl Arpt, Ser B, AMT	5.00%	05/15/31	417,768
2,000,000	Los Angeles CA Dept of Arpts Arpt Rev Subord Los Angeles Intl Arpt, Ser F, AMT	5.00%	05/15/36	2,145,999
3,310,000	Los Angeles CA Dept of Arpts Arpt Rev Unrefunded Subord Ref, Ser D, AMT	5.00%	05/15/33	3,728,751
100,000	Marina CA Redev Agy Successor Agy Tax Allocation Hsg, Ser B	5.00%	09/01/33	106,107
1,260,000	Marina Coast CA Wtr Dist Enterprise Rev, COPS	4.00%	06/01/44	1,264,740
325,000	Menifee CA Union Sch Dist Pub Fing Auth Spl Tax Rev Ref, Ser A	5.00%	09/01/28	338,498
175,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/30	187,715
150,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/31	160,822
145,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/32	155,300
165,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/33	176,504
1,710,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/44	1,751,905
1,450,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/48	1,474,517
110,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax #2018-1 Grantline 208	5.00%	09/01/26	115,137
200,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax Rev Grantline 208 Cmnty Fac Dt #2018-1	4.00%	09/01/50	176,481
500,000	River Islands CA Pub Fing Auth Spl Tax Cmnty Facs Dist #2003-1, Ser A	5.00%	09/01/43	501,049
500,000	River Islands CA Pub Fing Auth Spl Tax Cmnty Facs Dist #2019-1 Phase 2 Pub Impts	4.00%	09/01/33	493,586
215,000	Riverside CA Unif Sch Dist Cmnty Facs Dt #33 Citrus Heights II Spl Tax	4.00%	09/01/27	216,103
225,000	Riverside CA Unif Sch Dist Cmnty Facs Dt #33 Citrus Heights II Spl Tax	4.00%	09/01/28	226,754
500,000	Riverside CA Unif Sch Dist Election of 2016, Ser B	4.00%	08/01/35	517,396
625,000	Rocklin CA Unif Sch Dist Cmnty Facs Dist Subord, Ser 2019, BAM	4.00%	09/15/35	647,957
110,000	Roseville CA Spl Tax	5.00%	09/01/30	118,173
100,000	Roseville CA Spl Tax	5.00%	09/01/31	107,347
350,000	Roseville CA Spl Tax Svsp Westpark Federico Cmnty Facs Dt No 1	4.00%	09/01/37	339,729
640,000	Roseville CA Spl Tax Svsp Westpark Federico Cmnty Facs Dt No 1	4.00%	09/01/46	577,149
205,000	Roseville CA Spl Tax Vlg CFD #1	4.00%	09/01/32	207,844
225,000	Roseville CA Spl Tax Vlg CFD #1	4.00%	09/01/37	218,163
310,000	Roseville CA Spl Tax Vlg CFD #1	4.00%	09/01/41	289,016
520,000	Roseville CA Spl Tax Vlg CFD #1	4.00%	09/01/46	465,534
710,000	Roseville CA Spl Tax Vlg CFD #1	4.00%	09/01/51	617,236
400,000	S San Francisco CA Pub Facs Fing Auth Lease Rev Police Station Proj, Ser A	4.00%	06/01/34	431,993
260,000	Sacramento CA Spl Tax	4.00%	09/01/30	260,906
220,000	Sacramento CA Spl Tax	4.00%	09/01/31	220,692
315,000	Sacramento CA Spl Tax	4.00%	09/01/32	315,512
515,000	Sacramento CA Spl Tax	4.00%	09/01/33	514,397
615,000	Sacramento CA Spl Tax	4.00%	09/01/35	600,539

See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$500,000	Sacramento CA Transient Occupancy Tax Rev Sub Convention Ctr Complex, Ser C	5.00%	06/01/35	$543,866
645,000	San Diego Cnty CA Ltd Rev Obligs Ref Sanford Burnham Prebys Med Discovery Institute, Ser A	5.00%	11/01/25	678,718
2,000,000	San Diego Cnty CA Regl Arpt Auth Arpt Rev Subord, Ser B, AMT	5.00%	07/01/46	2,101,468
945,000	San Diego Cnty CA Regl Arpt Auth Sr, Ser B, AMT (Pre-refunded maturity 07/01/23)	5.00%	07/01/30	947,134
1,250,000	San Diego Cnty CA Regl Transprtn Commn Sales Tax Rev, Ser A	5.00%	04/01/35	1,339,591
6,000,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev, Ser A, AMT	5.00%	05/01/38	6,355,390
1,000,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev, Ser A, AMT	5.00%	05/01/39	1,055,562
2,000,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev, Ser E, AMT	5.00%	05/01/40	2,102,447
700,000	San Francisco CA City & Cnty Dcnty Dev Spl Tax Dist No Mission Rock Fac & Svcs, Ser A (c)	4.00%	09/01/41	627,628
185,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1	4.00%	09/01/29	188,464
145,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1	4.00%	09/01/30	147,167
335,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1	4.00%	09/01/31	339,249
245,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1	4.00%	09/01/32	247,731
300,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1	4.00%	09/01/33	302,772
525,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1	4.00%	09/01/42	482,918
1,000,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1, Ser 2021	4.00%	09/01/46	888,784
280,000	San Francisco City & Cnty CA Redev Agy Successor Agy Tax Ref Mission Bay N Redev Proj, Ser A	5.00%	08/01/35	298,050
1,000,000	San Luis Coastal CA Unif Sch Dist Election of 2022, Ser A	5.00%	08/01/42	1,136,046
800,000	San Luis Obispo CA Cmnty Facs Dist #2019-1 Spl Tax	4.00%	09/01/36	787,103
2,110,000	San Luis Obispo Cnty CA Fing Auth Lease Rev Multiple Capital Projs Ref, Ser A	5.25%	11/15/40	2,372,571
1,665,000	San Luis Obispo Cnty CA Fing Auth Lease Rev Multiple Capital Projs Ref, Ser A	5.25%	11/15/41	1,868,219
4,000,000	Sanger CA Fing Auth Wstwtr Rev Ref, AGM (Pre-refunded maturity 06/15/24)	5.00%	06/15/34	4,150,401
150,000	Simi Vly CA Unif Sch Dist, Ser B	4.00%	08/01/32	157,736
375,000	Simi Vly CA Unif Sch Dist, Ser B	4.00%	08/01/39	380,065
160,000	Tahoe Truckee CA Unif Sch Dist, COPS, BAM	4.00%	06/01/35	164,086
255,000	Tahoe Truckee CA Unif Sch Dist, COPS, BAM	4.00%	06/01/36	259,612
100,000	Temecula Vly Unif Sch Dist Fing Auth CA Spl Tax Rev, BAM	5.00%	09/01/34	104,063
385,000	Temescal Vly CA Wtr Dist Spl Tax Terramor Cmnty Facs Dist #4 Impt Area #1	4.00%	09/01/23	384,819
1,000,000	Tobacco Securitization Auth Nthrn CA Tobacco Stlmt Rev Ref Sr Bonds Sacramento Co Tobacco Secur Corp Class 1, Ser A	4.00%	06/01/37	1,005,177
1,000,000	Tobacco Securitization Auth Sthrn CA Tobacco Stlmt Rev Ref San Diego Co Asset Securitization Corp Class 1, Ser A	5.00%	06/01/34	1,091,233
1,500,000	Tobacco Securitization Auth Sthrn CA Tobacco Stlmt Rev Ref San Diego Co Tobacco Securitization Corp, Ser A, Class 1	5.00%	06/01/35	1,625,489
650,000	Tulare CA Loc Hlthcare Dist Ref, BAM	4.00%	08/01/35	671,540
865,000	Tustin CA Cmnty Fac Dist Spl Tax Ref #06-1 Legacy Columbus Vlgs, Ser A	5.00%	09/01/35	901,514
300,000	Vacaville CA Unif Sch Dist, Ser D	4.00%	08/01/35	310,937
600,000	Vacaville CA Unif Sch Dist, Ser D	4.00%	08/01/37	612,780
500,000	Vacaville CA Unif Sch Dist, Ser D	4.00%	08/01/38	507,843
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$1,050,000	Victor CA Elem Sch Dist Cmnty Facs Dist Spl Tax Ref 2005-1, BAM	5.00%	09/01/46	$1,109,640
				150,784,814
	Colorado – 7.2%
5,000,000	Adams & Weld Cntys CO Sch Dist #27J Brighton	5.00%	12/01/40	5,180,249
1,125,000	Allison Vly Met Dist #2 CO Ref	4.70%	12/01/47	923,219
1,625,000	Bennett Ranch Met Dist #1 CO, Ser A	5.00%	12/01/41	1,500,435
225,000	Breckenridge CO Ref, Ser B, COPS	5.00%	12/01/32	260,623
1,340,000	Brighton Crossing Met Dist #6 CO, Ser A	5.00%	12/01/50	1,147,452
455,000	Buffalo Ridge CO Met Dist Ref & Impt Sr, Ser A, BAM	5.00%	12/01/25	477,597
250,000	Buffalo Ridge CO Met Dist Ref & Impt Sr, Ser A, BAM	5.00%	12/01/26	268,179
750,000	Cascade Ridge Met Dist CO	5.00%	12/01/51	626,419
400,000	CO Eductnl & Cultural Auth Rev Ref W Ridge Acdmy Chrt Sch Proj, Ser A	5.00%	06/01/49	402,387
700,000	CO St Bldg Excellent Schs Today, Ser O, COPS	5.00%	03/15/31	788,643
1,920,000	CO St Eductnl & Cultural Facs Auth Rev Chrt Sch Loveland Classical Schs Proj (c)	5.00%	07/01/36	1,862,231
660,000	CO St Eductnl & Cultural Facs Auth Rev Ref & Impt Chrt Sch Univ Lab Bldg Corp (c)	5.00%	12/15/28	682,066
2,245,000	CO St Eductnl & Cultural Facs Auth Rev Ref & Impt Chrt Sch Univ Lab Bldg Corp (c)	5.00%	12/15/35	2,305,261
4,000,000	CO St Eductnl & Cultural Facs Auth Rev Ref & Impt Chrt Sch Univ Lab Bldg Corp (c)	5.00%	12/15/45	4,052,847
1,020,000	CO St Eductnl & Cultural Facs Auth Rev Univ Denver Proj, Ser A	4.00%	03/01/35	1,038,416
1,750,000	CO St Hlth Facs Auth Rev Parkview Med Ctr Proj, Ser A	4.00%	09/01/50	1,478,119
3,000,000	CO St Hlth Facs Auth Rev Ref Adventhealth Oblig, Ser A	4.00%	11/15/38	2,998,809
1,245,000	CO St Hlth Facs Auth Rev Ref Christian Living Neighborhoods Proj	5.00%	01/01/31	1,177,345
250,000	CO St Hlth Facs Auth Rev Ref Commonspirit Hlth, Ser A-1	5.00%	08/01/35	266,617
4,630,000	CO St Hlth Facs Auth Rev Ref Commonspirit Hlth, Ser A-1	4.00%	08/01/39	4,510,656
1,500,000	CO St Hlth Facs Auth Rev Ref Commonspirit Hlth, Ser A-2	5.00%	08/01/34	1,610,535
3,025,000	CO St Hlth Facs Auth Rev Ref Commonspirit Hlth, Ser A-2	5.00%	08/01/44	3,124,838
300,000	CO St Hlth Facs Auth Rev Ref Frasier Meadows Retmnt Cmnty Proj, Ser A	5.00%	05/15/25	302,012
350,000	CO St Hlth Facs Auth Rev Ref Frasier Meadows Retmnt Cmnty Proj, Ser A	5.00%	05/15/26	352,932
10,640,000	CO St Hlth Facs Auth Rev Ref Scl Hlth Sys, Ser B	4.00%	01/01/40	10,664,288
625,000	CO St Hlth Facs Auth Rev Sr Living Ralston Creek Arvada Proj, Ser A (b) (d)	5.25%	11/01/32	300,000
325,000	CO St Ref, COPS	4.00%	06/15/37	332,289
2,500,000	CO St, Ser A, COPS	5.00%	12/15/34	2,916,034
1,085,000	CO St, Ser A, COPS	4.00%	12/15/37	1,108,211
495,000	Colorado Springs CO Pikes Peak Americas Mountain Enterprise Pikes Peak	5.00%	12/01/25	517,701
1,585,000	Colorado Springs CO Pikes Peak Americas Mountain Enterprise Pikes Peak	5.25%	12/01/48	1,723,871
180,000	Crystal Vly CO Met Dist #2 Ref, Ser A, AGM	4.00%	12/01/32	194,015
325,000	Crystal Vly CO Met Dist #2 Ref, Ser A, AGM	4.00%	12/01/33	349,219
500,000	Crystal Vly CO Met Dist #2 Ref, Ser A, AGM	4.00%	12/01/34	533,983
330,000	Crystal Vly CO Met Dist #2 Ref, Ser A, AGM	4.00%	12/01/35	348,215
500,000	Crystal Vly CO Met Dist #2 Ref, Ser A, AGM	4.00%	12/01/36	521,125
5,000,000	Denver City & Cnty CO Arpt Rev Ref Sub Sys, Ser A, AMT	5.00%	12/01/32	5,396,005
5,000,000	Denver City & Cnty CO Arpt Rev Ref Sub Sys, Ser A, AMT	5.00%	12/01/34	5,362,061
975,000	Denver City & Cnty CO Arpt Rev Ref Sub Sys, Ser A, AMT	5.00%	12/01/38	1,025,626

See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Colorado (Continued)
$900,000	Denver City & Cnty CO Arpt Rev Ref, Ser D, AMT	5.50%	11/15/33	$1,067,782
1,300,000	Denver City & Cnty CO Arpt Rev Ref, Ser D, AMT	5.75%	11/15/41	1,495,803
4,465,000	Denver City & Cnty CO Arpt Rev, Ser A, AMT	5.00%	11/15/41	4,798,491
1,500,000	Denver City & Cnty CO Arpt Rev, Ser A, AMT	5.50%	11/15/42	1,680,482
3,190,000	Denver City & Cnty CO Sch Dist 1 Ref, Ser B	3.50%	12/01/28	3,215,327
1,000,000	Denver CO City & Cnty Dedicated Tax Rev, Ser A-1	5.00%	08/01/41	1,038,092
600,000	Denver CO Hlth & Hosp Auth 550 Acoma Inc, COPS	5.00%	12/01/26	629,021
1,790,000	Denver CO Intl Busn Ctr CO Met Dist #1 Subord, Ser B	6.00%	12/01/48	1,785,667
2,000,000	Elbert & Hwy 86 CO Comml Spl Rev & Tax Supported Ref Sr Bonds, Ser A (c)	5.00%	12/01/51	1,675,855
525,000	Firestone CO Wtr Enterprise Rev Ref, BAM	4.00%	12/01/37	539,365
600,000	Firestone CO Wtr Enterprise Rev Ref, BAM	4.00%	12/01/39	603,609
375,000	Flying Horse CO Met Dist #2 Ref, Ser A, AGM	5.00%	12/01/33	431,911
225,000	Flying Horse CO Met Dist #2 Ref, Ser A, AGM	4.00%	12/01/38	228,676
200,000	Flying Horse CO Met Dist #2 Ref, Ser A, AGM	4.00%	12/01/39	201,073
2,735,000	Hunters Overlook Metro Dist #5 CO Sr Bonds, Ser A	5.00%	12/01/49	2,489,053
1,000,000	Independence Met Dist #3 CO, Ser A	6.25%	12/01/49	914,244
1,000,000	Jefferson Ctr CO Met Dist # 1 Spl Rev, Ser A-2	4.38%	12/01/47	816,678
860,000	Lakes at Centerra Met Dist No 2 CO Impt, Ser A	4.63%	12/01/27	839,014
1,000,000	Lanterns Met Dist #1 CO Sr, Ser A	5.00%	12/01/49	918,785
300,000	Larimer Weld & Boulder Cnty CO Sch Dist #R-2J Thompson	5.00%	12/15/30	339,846
100,000	Lorson Ranch Met Dist #2 CO	4.00%	12/01/24	100,156
170,000	Lorson Ranch Met Dist #2 CO	5.00%	12/01/27	177,173
3,260,000	Mirabelle Met Dist #2 CO Sr, Ser A	5.00%	12/01/39	3,111,315
1,170,000	Mirabelle Met Dist #2 CO Sr, Ser A	5.00%	12/01/49	1,049,546
1,700,000	Nexus N at DIA Met Dist CO	5.00%	12/01/51	1,475,014
2,460,000	Park Creek CO Met Dist Rev Ref Sr Ltd Property Tax Supported, Ser A	5.00%	12/01/24	2,522,853
150,000	Park Creek CO Met Dist Rev Ref Sr Ltd Property Tax Supported, Ser A	5.00%	12/01/31	155,483
150,000	Park Creek CO Met Dist Rev Ref Sr Ltd Property Tax Supported, Ser A	5.00%	12/01/34	154,734
155,000	Park Creek CO Met Dist Rev Ref Sr Ltd Property Tax Supported, Ser A	5.00%	12/01/35	159,507
2,000,000	Park Creek CO Met Dist Rev Ref Sr Ltd Property Tax Supported, Ser A	5.00%	12/01/45	2,033,045
2,950,000	Park Creek CO Met Dist Rev Sr Lien, Ser A, AGM	4.00%	12/01/34	3,081,485
1,040,000	Park Creek CO Met Dist Rev Sr Lien, Ser A, AGM	4.00%	12/01/36	1,059,999
420,000	Park Creek CO Met Dist Rev Sr, Ser A	5.00%	12/01/30	463,889
30,000	Park Creek CO Met Dist Rev Sr, Ser A, NATL-RE	5.00%	12/01/24	30,818
1,150,000	Peak Met Dist #1 CO, Ser A (c)	5.00%	12/01/51	1,000,753
920,000	Pinon Pines Met Dist #2 CO MDD	5.00%	12/01/40	875,509
1,195,000	Pinon Pines Met Dist #2 CO MDD	5.00%	12/01/50	1,058,568
500,000	Prairie Ctr CO Met Dist #3 Ltd Property Tax Supported Pri Ref, Ser A (c)	4.13%	12/15/27	493,466
2,500,000	Prairie Ctr CO Met Dist #3 Ltd Property Tax Supported Pri Ref, Ser A (c)	5.00%	12/15/41	2,466,187
700,000	Prairie Ctr Met Dist #7 CO	4.88%	12/15/44	603,975
5,235,000	Rampart Range CO Met Dist #1 Ltd Tax Supported & Spl Rev Ref & Impt, AGM	5.00%	12/01/42	5,483,372
1,000,000	Ridgeline Vista Met Dist CO, Ser A	5.25%	12/01/60	957,238
2,500,000	Riverwalk Metro Dist #2 CO, Ser A	5.00%	12/01/42	2,265,039
1,000,000	Sagebrush Farm Met Dist #1 CO Sr Bonds, Ser A	6.38%	12/01/42	1,005,981
550,000	Serenity Ridge CO Met Dist #2 Ref, Ser A (Pre-refunded maturity 12/01/23)	5.13%	12/01/37	571,675
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Colorado (Continued)
$1,500,000	Sky Ranch Cmnty Auth Brd CO Sr Bonds, Ser A	5.75%	12/01/52	$1,410,854
175,000	Sterling Hills CO W Met Dist Ref	5.00%	12/01/32	189,574
1,800,000	Takoda CO Met Dist Ref	6.00%	12/01/36	1,965,271
825,000	Third Creek Met Dist #1 CO, Ser A-1	4.50%	12/01/37	708,504
825,000	Third Creek Met Dist #1 CO, Ser A-1	4.50%	12/01/42	661,968
1,400,000	Thompson Crossing Met Dist #4 CO Ref	5.00%	12/01/39	1,328,807
500,000	Trails at Crowfoot Met Dist #3 CO Sr Ser, Ser A	5.00%	12/01/39	479,306
1,210,000	Transport Met Dist #3 CO MDD, Ser 2021 A-1	5.00%	12/01/51	974,253
1,500,000	Westerly Met Dist #4 CO Sr, Ser A	5.00%	12/01/50	1,306,929
				135,721,550
	Connecticut – 2.7%
2,000,000	CT St Hlth & Eductnl Facs Auth Rev Covenant Home Inc, Ser B	5.00%	12/01/40	2,012,496
1,000,000	CT St Hlth & Eductnl Facs Auth Rev Quinnipiac Univ Ref, Ser M	5.00%	07/01/36	1,043,368
5,130,000	CT St Hlth & Eductnl Facs Auth Rev Ref Fairfield Univ, Ser R	4.00%	07/01/42	4,961,679
1,030,000	CT St Hlth & Eductnl Facs Auth Rev Ref Fairfield Univ, Ser R	4.00%	07/01/47	958,216
1,000,000	CT St Hlth & Eductnl Facs Auth Rev Ref Fairfield Univ, Ser S	5.00%	07/01/26	1,061,076
2,250,000	CT St Hlth & Eductnl Facs Auth Rev Ref Quinnipiac Univ, Ser L	5.00%	07/01/31	2,335,959
200,000	CT St Hlth & Eductnl Facs Auth Rev Ref Quinnipiac Univ, Ser L	4.00%	07/01/33	202,498
500,000	CT St Hlth & Eductnl Facs Auth Rev, Ser A	5.00%	07/01/34	547,678
4,700,000	CT St Hlth & Eductnl Facs Auth Rev, Ser A	4.00%	07/01/37	4,662,921
300,000	CT St Hsg Fin Auth Hsg Fin Mtge Prog Ref, Subser A-1	3.65%	11/15/32	298,752
1,765,000	CT St Muni Elec Energy Coop Pwr Sply Sys Rev Ref, Ser A	5.00%	01/01/38	1,944,889
5,490,000	CT St Spl Tax Oblig Rev, Ser A	5.00%	05/01/41	6,097,363
1,445,000	CT St, Ser A	5.00%	04/15/29	1,572,283
500,000	CT St, Ser A	4.00%	01/15/36	521,991
5,000,000	CT St, Ser A	4.00%	01/15/37	5,152,292
5,145,000	CT St, Ser A	4.00%	04/15/37	5,278,817
5,695,000	CT St, Ser A	4.00%	01/15/38	5,794,431
560,000	CT St, Ser E	4.00%	10/15/35	572,846
625,000	Hamden CT, BAM	6.00%	08/15/33	721,570
500,000	Harbor Point CT Infra Impt Dist Spl Oblig Rev Ref Harbor Point Proj Ltd (c)	5.00%	04/01/39	500,062
1,500,000	Univ of Connecticut CT, Ser A	5.00%	11/01/36	1,634,392
3,730,000	Univ of Connecticut CT, Ser A	5.00%	02/15/41	4,056,272
				51,931,851
	Delaware – 0.6%
325,000	DE St Hlth Facs Auth Rev Beebe Med Ctr	5.00%	06/01/26	340,148
4,335,000	DE St Hlth Facs Auth Rev Ref Christiana Hlth Care Sys Oblig Grp, Ser A	5.00%	10/01/35	4,816,231
3,000,000	DE St Hlth Facs Auth Rev Ref Christiana Hlth Care Sys Oblig Grp, Ser A	5.00%	10/01/38	3,254,041
2,076,000	Millsboro DE Spl Oblig Ref Plantation Lakes Spl Dev Dist (c)	5.00%	07/01/28	2,088,665
				10,499,085
	District of Columbia – 0.8%
1,745,000	Dist of Columbia Wtr & Swr Auth Pub Util Rev Green Bond, Ser A	5.00%	10/01/39	1,889,174
1,640,000	Met WA DC Arpts Auth Arpt Sys Rev Ref, AMT	5.00%	10/01/35	1,728,157
5,100,000	Met WA DC Arpts Auth Arpt Sys Rev Ref, Ser A, NATL-RE, AMT	5.00%	10/01/34	5,170,109
3,175,000	Met Washington DC Arpts Auth Arpt Sys Rev Ref, Ser A, AMT	5.00%	10/01/33	3,525,593
1,000,000	Washington DC Met Area Transit Auth Gross Rev	5.00%	07/01/33	1,083,625

See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	District of Columbia (Continued)
$885,000	Washington DC Met Area Transit Auth Gross Rev Ref, Ser A-1	5.00%	07/01/29	$969,172
				14,365,830
	Florida – 6.2%
380,000	Academical Vlg CDD FL Spl Assmnt Rev CDD	2.88%	05/01/25	367,999
1,000,000	Academical Vlg CDD FL Spl Assmnt Rev CDD	3.63%	05/01/40	808,559
545,000	Alachua Cnty FL Hlth Facs Auth CCRC Ref Oak Hammock at The Univ of FL Inc Proj	4.00%	10/01/40	433,736
2,945,000	Alachua Cnty FL Hlth Facs Auth Ref Shands Teaching Hosp & Clinics Inc, Ser B-1	5.00%	12/01/37	3,100,986
955,000	Berry Bay CDD FL Spl Assmnt Rev Assmnt Area One	3.63%	05/01/41	765,171
1,250,000	Berry Bay CDD FL Spl Assmnt Rev Assmnt Area One	4.00%	05/01/51	983,720
200,000	Bexley CDD FL Spl Assmnt Rev	4.10%	05/01/26	198,603
95,000	Brookstone CDD FL Spl Assmnt Rev CDD (e)	3.88%	11/01/23	94,780
2,725,000	Broward Cnty FL Arpt Sys Rev, Ser A, AMT	5.00%	10/01/38	2,893,029
1,450,000	Broward Cnty FL Convention Ctr Hotel Rev First Tier	5.00%	01/01/32	1,711,762
2,000,000	Coco Palms FL CDD Spl Assmnt	4.50%	05/01/32	1,978,933
500,000	Creekview CDD FL Spl Assmnt Rev Phase I Proj	3.88%	05/01/27	488,058
1,000,000	Cross Creek N CDD FL Spl Assmnt	4.50%	05/01/52	902,676
1,000,000	Cypress Ml Cmnty Dev Dist FL Spl Assmt CDD Assmnt Area Two Proj	4.00%	06/15/40	862,958
420,000	Edgewater E CDD FL Spl Assmnt Rev Assmnt Area One	2.50%	05/01/26	394,074
1,000,000	Edgewater E CDD FL Spl Assmnt Rev Assmnt Area One	4.00%	05/01/51	782,221
1,000,000	Edgewater E CDD FL Spl Assmnt Rev Assmnt Area Two	4.00%	05/01/52	776,423
180,000	Epperson N CDD FL Capital Impt Rev Assmnt Area #2	2.50%	05/01/26	169,866
1,165,000	Epperson N CDD FL Capital Impt Rev Assmnt Area Three, Ser A	3.40%	11/01/41	890,001
1,250,000	Fallschase Cmnty Dev Dist FL Spl Assmnt	3.38%	05/01/41	968,193
200,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/26	198,571
155,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/29	153,860
310,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/35	296,671
450,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/45	381,626
750,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/55	599,178
725,000	FL St Govtl Util Auth Rev Ref, AGM	4.00%	10/01/37	740,377
825,000	FL St Govtl Util Auth Rev Ref, AGM	4.00%	10/01/38	836,348
1,000,000	Fort Pierce FL Utils Auth Ref, Ser A, AGM	5.00%	10/01/35	1,152,401
180,000	Harmony FL CDD Capital Impt Rev Ref, Ser 2015	4.75%	05/01/25	180,391
365,000	Heritage Harbour FL N CDD Capital Impt Rev Ref Sr Lien, Ser A-1, AGM	5.00%	05/01/25	377,818
1,000,000	Jacksonville FL Hlthcare Facs Rev Ref Baptist Hlth	5.00%	08/15/35	1,077,331
1,000,000	Jacksonville FL Spl Rev Ref Spl Rev, Ser B	5.00%	10/01/28	1,069,108
6,000,000	Jea FL Elec Sys Rev Ref Subord, Ser A	4.00%	10/01/35	6,180,694
480,000	Jea FL Wtr & Swr Rev Subord Ref, Ser A	4.00%	10/01/37	489,408
500,000	Jea FL Wtr & Swr Rev Subord Ref, Ser A	4.00%	10/01/38	507,654
500,000	Jea FL Wtr & Swr Rev Subord Ref, Ser A	4.00%	10/01/39	503,288
1,230,000	Lakeland FL Hosp Sys Rev Lakeland Regl Hlth (Pre-refunded maturity 11/15/24)	5.00%	11/15/33	1,267,387
155,000	Lakewood Ranch FL Stewardship Dist Spl Assmnt Rev Ref Country Club E Proj, AGM	4.50%	05/01/26	160,834
460,000	Lee Cnty FL Indl Dev Auth Hlthcr Facs Rev Shell Point Oblig Grp	4.00%	11/15/30	439,193
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$1,115,000	Lee Cnty FL Indl Dev Auth Hlthcr Facs Rev Shell Point Oblig Grp	4.00%	11/15/31	$1,059,112
1,000,000	Lee Cnty FL Indl Dev Auth Shell Point/Waterside Hlth Proj	5.00%	11/15/39	980,146
300,000	Lee Cnty FL Loc Optional Gas Tax Rev	5.00%	08/01/40	326,369
1,250,000	Lee Cnty FL Loc Optional Gas Tax Rev	5.00%	08/01/41	1,357,042
4,225,000	Lee Memorial Hlth Sys Fl Hosp Rev Ref, Ser A-1	5.00%	04/01/44	4,404,951
1,265,000	Miami FL Spl Oblg Ref Street & Sidewalk Impt Prog, Ser A, AGM (c)	5.00%	01/01/35	1,377,344
95,000	Miami World Ctr CDD FL Spl Assmnt	4.00%	11/01/23	94,913
275,000	Miami World Ctr CDD FL Spl Assmnt	4.75%	11/01/27	278,720
2,000,000	Miami World Ctr CDD FL Spl Assmnt	5.13%	11/01/39	2,002,954
6,000,000	Miami-Dade Cnty FL Aviation Rev Ref	5.00%	10/01/41	6,222,869
2,575,000	Miami-Dade Cnty FL Aviation Rev Ref, Ser A, AMT	5.00%	10/01/38	2,609,722
2,625,000	Miami-Dade Cnty FL Aviation Rev Ref, Ser B, AMT	5.00%	10/01/40	2,694,882
445,000	Miami-Dade Cnty FL Indl Dev Auth Doral Acdmy Proj	5.00%	01/15/25	448,736
550,000	Miami-Dade Cnty FL Indl Dev Auth Doral Acdmy Proj	5.00%	01/15/32	567,289
1,210,000	Miami-Dade Cnty FL Indl Dev Auth Doral Acdmy Proj	5.00%	01/15/37	1,223,288
2,000,000	Miami-Dade Cnty FL Seaport Rev Ref Sr Bonds, Ser A, AMT	5.00%	10/01/41	2,118,834
1,080,000	Miami-Dade Cnty FL Spl Oblig Sub Ref	5.00%	10/01/35	1,130,961
225,000	N Park Isle Cmnty Dev Dist FL Spl Assmnt Rev Assmnt Area One	3.63%	05/01/24	223,284
800,000	N Park Isle Cmnty Dev Dist FL Spl Assmnt Rev Assmnt Area One	4.00%	05/01/30	772,819
1,545,000	N Park Isle Cmnty Dev Dist FL Spl Assmnt Rev Assmnt Area One	4.50%	05/01/40	1,422,174
780,000	N Sumter Cnty FL Util Dependent Dist Util Rev Sumter Wtr Conservation Auth Proj, AGM	4.00%	10/01/41	773,782
355,000	Nthrn Palm Beach Cnty FL Impt Dist	5.00%	08/01/37	355,238
145,000	Orange Cnty FL Hlth Facs Auth Rev Orlando Hlth Oblig Grp, Ser A	5.00%	10/01/36	163,358
500,000	Orange Cnty FL Hlth Facs Auth Rev Orlando Hlth Oblig Grp, Ser A	5.00%	10/01/37	557,845
1,500,000	Orange Cnty FL Hlth Facs Auth Rev Orlando Hlth Oblig Grp, Ser A	5.00%	10/01/41	1,633,528
680,000	Orange Cnty FL Hlth Facs Auth Rev Presbyterian Retmnt Cmntys Proj	5.00%	08/01/29	687,363
345,000	Orange Cnty FL Hlth Facs Auth Rev Presbyterian Retmnt Cmntys Proj	5.00%	08/01/34	347,511
2,000,000	Orange Cnty FL Hlth Facs Auth Rev Ref Orlando Hlth Inc, Ser A	5.00%	10/01/39	2,094,349
825,000	Orange Cnty FL Hlth Facs Auth Rev Ref Presbyterian Retmnt Cmntys	5.00%	08/01/31	851,784
1,000,000	Orange Cnty FL Hlth Facs Auth Rev Ref Presbyterian Retmnt Cmntys (Forward refunding maturity 08/01/23)	5.00%	08/01/41	1,032,465
800,000	Palm Beach Cnty FL Hlth Facs Auth Hosp Rev Baptist Hlth S FL Oblig Grp	5.00%	08/15/23	803,813
200,000	Panama City Beach FL Capital Impt Rev Front Beach Road Proj	5.00%	11/01/32	230,643
685,000	Panama City Beach FL Capital Impt Rev Front Beach Road Proj	5.00%	11/01/33	787,663
1,880,000	Pasco Cnty FL Sch Brd, Ser C, AGM, COPS	5.00%	08/01/34	2,156,368
4,500,000	Polk Cnty FL Indl Dev Auth Mineral Dev LLC Secondary Phosphate Tailings Recovery Proj (c)	5.88%	01/01/33	4,540,850
85,000	Rhodine Road N CDD FL Spl Assmnt	3.50%	05/01/24	84,319
815,000	Rhodine Road N CDD FL Spl Assmnt	4.50%	05/01/40	764,200
500,000	Ridge at Apopka CDD Fl Spl Assmnt	5.38%	05/01/42	495,085
350,000	Rivington CDD FL Spl Assmnt Rev 2022 Assmnt Area	3.25%	05/01/27	333,835
305,000	Rivington CDD FL Spl Assmnt Rev Assmnt Area	2.88%	05/01/25	294,974

See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$205,000	Saint Johns Cnty FL Indl Dev Auth Sr Living Rev Ref Vicar’s Landing Proj, Ser A	4.00%	12/15/31	$185,023
500,000	Saint Johns Cnty FL Indl Dev Auth Sr Living Rev Ref Vicar’s Landing Proj, Ser A	4.00%	12/15/36	417,695
1,175,000	Saint Johns Cnty FL Indl Dev Auth Sr Living Rev Ref Vicar’s Landing Proj, Ser A	4.00%	12/15/41	909,135
10,000,000	Saint Lucie Cnty FL Sol Wst Disp Ref FL Pwr & Light Co Pj (a)	4.05%	05/01/24	10,000,000
335,000	San Simeon Cmnty Dev Dist FL Spl Assmnt (c)	4.13%	06/15/39	294,333
1,745,000	Sarasota Natl FL CDD Spl Assmnt Ref	4.00%	05/01/39	1,517,709
1,615,000	Sawyers Landing CDD FL Spl Assmnt Rev	4.13%	05/01/41	1,358,408
3,635,000	Sawyers Landing CDD FL Spl Assmnt Rev	4.25%	05/01/53	2,872,894
2,250,000	SE Overtown Park W Cmnty Redev Agy FL Tax, Ser A-1 (c)	5.00%	03/01/30	2,280,726
210,000	Shell Point Cmnty Dev Dist FL Spl Assmnt (c)	4.00%	11/01/24	208,819
2,730,000	Stoneybrook FL S CDD Spl Assmnt Rev Assmnt Area Two, A Proj	5.13%	11/01/34	2,807,251
1,285,000	Summer Woods CDD FL Spl Assmnt Area Two 2020 Proj	4.00%	05/01/50	1,012,792
500,000	Tallahassee FL Energy Sys Rev Energy Sys	5.00%	10/01/29	513,481
125,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	5.00%	07/01/27	133,538
120,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	5.00%	07/01/31	132,452
200,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	5.00%	07/01/32	219,912
250,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	5.00%	07/01/33	273,657
250,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	5.00%	07/01/34	271,775
455,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	5.00%	07/01/35	489,491
400,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	4.00%	07/01/38	400,147
300,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	4.00%	07/01/39	296,803
230,000	Tampa FL Rev Ref The Univ of Tampa Proj, Ser A	5.00%	04/01/34	252,732
1,000,000	Tern Bay CDD FL Spl Assmnt	3.13%	06/15/27	940,526
1,250,000	Tern Bay CDD FL Spl Assmnt	4.00%	06/15/42	1,052,118
90,000	Timber Creek CDD FL Spl Assmnt Rev (c)	4.13%	11/01/24	89,671
100,000	UCF Stadium Corp FL Rev Ref, Ser A	5.00%	03/01/24	100,937
75,000	Villamar CDD FL Spl Assmnt	3.75%	05/01/24	74,548
70,000	Vlg FL CDD #6 Spl Assmnt Rev Ref	4.00%	05/01/25	71,019
500,000	Volusia Cnty FL Eductnl Fac Auth Ref Embry Riddle Aeronautical Univ Inc Proj, Ser A	4.00%	10/15/37	502,125
835,000	Westside FL CDD Spl Assmnt Rev Ref (c)	4.10%	05/01/37	755,662
210,000	WildBlue CDD FL Spl Assmnt (c)	3.50%	06/15/24	208,052
				117,132,699
	Georgia – 4.2%
8,980,000	Atlanta GA Arpt Passenger Fac Charge Rev Arpt Rev Subord, Ser D, AMT	4.00%	07/01/37	9,007,168
1,000,000	Atlanta GA Arpt Rev Ref, Ser C, AMT	4.00%	07/01/39	988,178
3,000,000	Atlanta GA Arpt Rev, Ser A	5.00%	07/01/42	3,324,807
650,000	Atlanta GA Tax Allocation Ref Eastside Proj (Pre-refunded maturity 01/01/26)	5.00%	01/01/30	688,969
3,500,000	Bartow Cnty GA Dev Auth Var Ref GA Pwr Co Plt Bowen Proj First Series Remk (Mandatory put 03/08/28)	3.95%	12/01/32	3,526,364
1,300,000	Brookhaven Dev Auth GA Children’s Hlthcare of Atlanta, Ser A	5.00%	07/01/35	1,454,481
4,400,000	Burke Cnty GA Dev Auth Poll Control Rev GA Pwr Co Plant Vogtle Proj Remk, Ser 1 (a)	4.10%	11/01/48	4,400,000
6,000,000	Burke Cnty GA Dev Auth Poll Control Rev Var GA Pwr Co Vogtle, Ser 1 (a)	3.95%	07/01/49	6,000,000
6,700,000	Burke Cnty GA Dev Auth Poll Control Rev Var Ref GA Pwr Co Plant Vogtle Proj (a)	4.20%	11/01/52	6,700,000
625,000	De Kalb GA Priv Hosp Auth Children’s Hlthcare of Atlanta, Ser B	4.00%	07/01/37	638,219
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Georgia (Continued)
$500,000	Etowah GA Wtr & Swr Auth Rev Ref, BAM	4.00%	03/01/34	$518,951
350,000	Etowah GA Wtr & Swr Auth Rev Ref, BAM	4.00%	03/01/35	360,140
400,000	Etowah GA Wtr & Swr Auth Rev Ref, BAM	4.00%	03/01/36	409,565
2,775,000	Fulton Cnty GA Rsdl Care Facs Elderly Auth Retmnt Fac Rev Ref Lenbrook Sq Fdtn Inc	5.00%	07/01/31	2,794,979
750,000	GA St Hgr Edu Facs Auth Rev Ref USG Real Estate Fdtn II LLC Projs	5.00%	06/15/34	830,889
890,000	GA St Hgr Edu Facs Auth Rev Ref USG Real Estate Fdtn II LLC Projs	5.00%	06/15/35	979,656
2,525,000	GA St Hsg & Fin Auth Rev SF Mtge, Ser C	3.25%	12/01/33	2,498,922
40,000	Gainesville & Hall Cnty GA Hosp Auth Ref NE GA Hlth Sys Inc Proj, Ser A	5.00%	02/15/26	41,812
250,000	Geo L Smith II GA Congress Ctr Auth Convention Ctr Hotel First Tier, Ser A	4.00%	01/01/36	233,278
1,000,000	Geo L Smith II GA Congress Ctr Auth Convention Ctr Hotel First Tier, Ser A	4.00%	01/01/54	810,390
175,000	Main Street Nat Gas Inc GA Gas Rev, Ser A	5.50%	09/15/23	175,680
1,000,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A	5.00%	05/15/27	1,027,442
2,630,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A	5.00%	05/15/30	2,747,737
2,500,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 06/01/30)	5.00%	06/01/53	2,637,918
1,625,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 09/01/27)	4.00%	07/01/52	1,632,830
14,500,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 12/01/29)	4.00%	09/01/52	14,444,032
4,000,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser B (Mandatory put 03/01/30)	5.00%	07/01/53	4,276,147
2,500,000	Monroe Cnty GA Dev Auth Poll Control Rev Var Ref GA Pwr Co Plant Scherer Proj Remk, Ser 2 (Mandatory put 03/06/26)	3.88%	12/01/41	2,513,252
600,000	Muni Elec Auth of GA Plant Vogtle Units 3 & 4 Proj J Bonds, Ser A, AGM	5.00%	07/01/38	660,129
350,000	Muni Elec Auth of GA Ref Plant Vogtle Units 3 & 4 Proj J, Ser A, AGM	4.00%	01/01/39	351,606
320,000	Muni Elec Auth of GA Ref Plant Vogtle Units 3 & 4 Proj J, Ser A, AGM	4.00%	01/01/40	320,917
275,000	Priv Clgs & Univs Auth GA Ref Mercer Univ Proj	5.00%	10/01/29	306,273
1,175,000	Priv Clgs & Univs Auth GA Savannah Clg of Art & Design Proj (Pre-refunded maturity 04/01/24)	5.00%	04/01/33	1,195,236
500,000	Priv Clgs & Univs Auth GA Savannah Clg of Art & Design Proj (Pre-refunded maturity 04/01/24)	5.00%	04/01/44	508,611
				79,004,578
	Guam – 0.4%
1,000,000	Guam Govt Wtrwks Auth Wtr & Wstwtr Sys Rev, Ser A	5.00%	01/01/50	1,013,483
5,000,000	Guam Intl Arpt Auth Prerefunded Gen, Ser C, AMT, AGM (Pre-refunded maturity 10/01/23)	6.13%	10/01/43	5,050,627
1,400,000	Guam Intl Arpt Auth Ref Gen, Ser C, AMT (Forward refunding 10/01/23)	6.38%	10/01/43	1,415,598
300,000	Guam Port Auth Port Rev, Ser B, AMT	5.00%	07/01/32	321,802
				7,801,510
	Hawaii – 0.7%
3,460,000	HI St Arpts Sys Rev, Ser A, AMT	5.00%	07/01/43	3,580,661
1,750,000	HI St Dept of Budget & Fin Spl Purp Rev Ref Hawaiian Elec Co Inc, Ser A, AMT	3.10%	05/01/26	1,700,463

See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Hawaii (Continued)
$4,980,000	HI St, Ser FG	4.00%	10/01/33	$5,116,699
455,000	Honolulu City & Cnty HI Wstwtr Sys Rev Ref First Bond Resolution, Ser B	5.00%	07/01/40	497,274
2,450,000	Honolulu City & Cnty HI Wstwtr Sys Rev Ref Sr First Bd Resolution, Ser B	4.00%	07/01/32	2,507,720
				13,402,817
	Idaho – 0.2%
1,265,000	ID St Hlth Facs Auth Rev Ref Madison Memorial Hosp	5.00%	09/01/30	1,294,729
1,000,000	ID St Hlth Facs Auth Rev Ref Madison Memorial Hosp	5.00%	09/01/37	1,006,465
2,000,000	ID St Hlth Facs Auth Rev Ref St Lukes Hlth Sys Proj, Ser A	5.00%	03/01/34	2,141,643
				4,442,837
	Illinois – 4.2%
1,210,000	Bolingbrook IL Ref, Ser A	4.00%	01/01/35	1,158,919
1,000,000	Bolingbrook IL Ref, Ser A, AGM	5.00%	01/01/30	1,099,923
1,000,000	Bolingbrook IL Ref, Ser A, AGM	5.00%	01/01/31	1,098,980
1,000,000	Chicago IL Brd Of Edu Dedicated Capital Impt Tax	5.25%	04/01/36	1,099,217
1,250,000	Chicago IL Brd Of Edu Dedicated Capital Impt Tax	5.25%	04/01/37	1,360,345
500,000	Chicago IL Brd of Edu Ref Dedicated, Ser C	5.00%	12/01/30	518,271
3,435,000	Chicago IL Brd of Edu Ref, Ser B	5.00%	12/01/30	3,627,698
2,600,000	Chicago IL Chicago Wks, Ser A	5.00%	01/01/35	2,802,476
2,000,000	Chicago IL Chicago Wks, Ser A	5.50%	01/01/41	2,126,973
305,000	Chicago IL O’Hare Intl Arpt Rev Ref Gen Sr Lien, Ser A, AMT	5.00%	01/01/30	315,706
325,000	Chicago IL O’Hare Intl Arpt Rev Ref Sr Lien O’hare Intl Arpt, Ser C, AMT	5.00%	01/01/34	362,923
3,070,000	Chicago IL O’Hare Intl Arpt Rev Ref Sr Lien, Ser A, AMT	5.00%	01/01/36	3,277,500
600,000	Chicago IL O’Hare Intl Arpt Rev Ref Sr Lien, Ser A, AMT	5.00%	01/01/37	636,349
1,500,000	Chicago IL O’Hare Intl Arpt Rev Ref, Ser A, AMT	5.00%	01/01/33	1,527,964
2,675,000	Chicago IL O’Hare Intl Arpt Rev, Ser C, AMT	5.00%	01/01/31	2,728,108
610,000	Chicago IL O’Hare Intl Arpt Rev, Ser C, AMT	5.00%	01/01/34	620,963
2,155,000	Chicago IL Park Dist Ref, Ser A	4.00%	01/01/37	2,162,416
450,000	Chicago IL Ref 2003B Remk	5.25%	01/01/29	459,883
1,155,000	Chicago IL Ref Proj, Ser A	5.00%	01/01/35	1,158,174
185,000	Chicago IL Ref Proj, Ser A (Forward refunding maturity 01/01/24)	5.00%	01/01/27	186,166
500,000	Chicago IL Ref, Ser A	5.63%	01/01/29	533,788
500,000	Chicago IL Ref, Ser C	5.00%	01/01/25	511,427
645,000	Chicago IL Ref, Ser C	5.00%	01/01/26	668,376
270,000	Chicago IL Ref, Ser C	5.00%	01/01/38	273,218
145,000	Chicago IL Ref, Ser C, CABS	(f)	01/01/24	140,865
125,000	Chicago IL Ref, Ser C, CABS	(f)	01/01/25	116,552
2,060,000	Chicago IL, Ser A	5.00%	01/01/27	2,159,512
2,425,000	DuPage & Cook Cntys IL Twp High Sch Dist #86 Hinsdale	4.00%	01/15/36	2,509,772
505,000	Hampshire IL Spl Svc Area #14 Spl Tax Ref Lakewood Crossing, BAM	4.00%	03/01/25	512,997
170,000	Hillside IL Tax Incr Rev Ref	5.00%	01/01/24	170,551
305,000	IL St	5.00%	05/01/23	305,000
240,000	IL St	5.00%	05/01/24	243,278
125,000	IL St	5.00%	06/01/27	131,105
325,000	IL St Fin Auth Acad Facs Lease Rev Univ of Illinois at Urbana-Champaign Proj, Ser A	5.00%	10/01/33	356,540
850,000	IL St Fin Auth Acad Facs Lease Rev Univ of Illinois at Urbana-Champaign Proj, Ser A	5.00%	10/01/34	928,381
970,000	IL St Fin Auth Acad Facs Lease Rev Univ of Illinois at Urbana-Champaign Proj, Ser A	5.00%	10/01/35	1,048,920
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Illinois (Continued)
$300,000	IL St Fin Auth Acad Facs Lease Rev Univ of Illinois at Urbana-Champaign Proj, Ser A	5.00%	10/01/36	$321,039
1,000,000	IL St Fin Auth Rev Centegra Hlth Sys, Ser A (Pre-refunded maturity 09/01/24)	5.00%	09/01/39	1,025,057
500,000	IL St Fin Auth Rev Loc Govt Prog E Prairie Sch Dist #73 Proj, BAM	5.00%	12/01/30	557,797
845,000	IL St Fin Auth Rev Ref Mercy Hlth Sys Oblig Grp	5.00%	12/01/33	881,771
35,000	IL St Fin Auth Rev Ref Presbyterian Homes Oblig Grp, Ser A	5.00%	11/01/24	35,397
1,010,000	IL St Fin Auth Rev Sthrn IL Hlthcare, Ser A	5.00%	03/01/47	1,028,090
500,000	IL St Fin Auth Stdt Hsg & Acad Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/27	510,150
95,000	IL St Fin Auth Stdt Hsg & Acad Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/31	97,273
465,000	IL St Fin Auth Stdt Hsg & Acad Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/32	475,213
320,000	IL St Ref	4.00%	08/01/25	320,583
115,000	IL St Ref, Ser B	5.00%	10/01/24	117,266
3,175,000	IL St Sales Tax Rev Junior Oblig, Ser A, BAM	3.00%	06/15/34	2,983,023
100,000	IL St Sales Tax Rev Ref Junior Oblig Build IL Bonds, Ser C	5.00%	06/15/29	108,386
1,500,000	IL St, Ser A	5.00%	12/01/26	1,585,020
2,500,000	IL St, Ser A	5.50%	03/01/42	2,767,172
2,000,000	IL St, Ser B	4.00%	12/01/37	1,968,366
750,000	IL St, Ser B (g)	5.25%	05/01/38	823,851
1,000,000	IL St, Ser B (g)	5.25%	05/01/39	1,093,947
6,200,000	IL St, Ser C	5.00%	11/01/29	6,638,775
1,250,000	IL St, Ser D	5.00%	11/01/23	1,258,583
1,005,000	IL St, Ser D	5.00%	11/01/24	1,026,078
325,000	IL St, Ser D	5.00%	11/01/26	343,163
1,500,000	Lincolnwood IL Tax Incr Allocation Rev Nts Dist 1860 Dev Proj, Ser A, COPS (c)	4.82%	01/01/41	1,373,501
500,000	Macon Cnty IL Sch Dist #61 Ref, Ser C, AGM	4.00%	01/01/28	520,445
1,175,000	Madison Bond Etc Cntys IL Cmnty Unit Sch Dist #5, Ser B, AGM	5.50%	02/01/39	1,312,054
700,000	Madison Bond Etc Cntys IL Cmnty Unit Sch Dist #5, Ser B, AGM	5.50%	02/01/40	778,118
3,635,000	Morton Grove-Niles Wtr Commn IL Wtr, Ser A	5.00%	12/01/41	3,923,226
405,000	Peoria IL Ref, Ser C, AGM	4.00%	01/01/33	429,405
1,000,000	Piatt Champaign & De Witt Cntys IL Cmnty Unit Sch Dist #25 Ref, Ser B, BAM	5.00%	11/01/33	1,069,729
145,000	Railsplitter IL Tobacco Stlmt Auth	5.00%	06/01/26	153,632
645,000	Rockford IL Ref Wtrwks Sys, Ser B, BAM	5.00%	12/15/26	694,342
110,000	Romeoville IL Rev Ref Lewis Univ Proj	5.00%	10/01/24	110,973
125,000	Romeoville IL Rev Ref Lewis Univ Proj	5.00%	10/01/25	126,564
2,740,000	Schaumburg IL Ref	4.00%	12/01/23	2,749,803
1,560,000	Woodford McLean & Livingston Cntys IL Cmnty United Sch Dist, Ser B, BAM	4.00%	11/01/36	1,613,599
				79,760,627
	Indiana – 1.5%
2,270,000	Avon IN Cmnty Sch Bldg Corp	5.00%	01/15/41	2,474,022
3,080,000	Borden Henryville Multi Sch Bldg Corp IN	5.00%	07/15/39	3,404,399
1,920,000	Carmel IN Loc Pub Impt Bond Bank Multipurpose, Ser 2016	5.00%	07/15/34	2,030,508
250,000	Fort Wayne IN Mf Hsg Rev Silver Birch at Cook Road (c)	5.30%	01/01/32	219,600
3,000,000	IN Fin Auth Midwestern Disaster Relief Rev OH Vly Elec Corp Proj Remk, Ser A	4.25%	11/01/30	3,004,879

See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Indiana (Continued)
$1,500,000	IN St Fin Auth Envrnmntl Rev Ref Var Duke Energy IN Inc Proj Remk, Ser A-1, AMT (Mandatory put 06/01/32)	4.50%	05/01/35	$1,521,879
4,000,000	IN St Fin Auth Envrnmntl Rev Var Ref Fulcrum Centerpoint LLC Proj, AMT (Mandatory put 11/15/23)	4.50%	12/15/46	3,989,747
930,000	IN St Fin Auth Hosp Rev Goshen Hlth, Ser A	4.00%	11/01/36	936,456
1,330,000	IN St Fin Auth Hosp Rev Goshen Hlth, Ser A	4.00%	11/01/37	1,325,991
1,000,000	IN St Fin Auth Hosp Rev Reid Hlth, AGM	5.00%	01/01/40	1,083,993
700,000	IN St Fin Auth Rev Eductnl Facs Rock Creek Cmnty Acdmy Proj, Ser A (e)	5.25%	07/01/28	698,696
1,000,000	IN St Fin Auth Rev Eductnl Facs Rock Creek Cmnty Acdmy Proj, Ser A (e)	5.88%	07/01/38	1,003,213
460,000	IN St Fin Auth Rev Greencroft Oblig Grp, Ser A (Forward refunding maturity 11/15/23)	5.75%	11/15/28	464,158
55,000	IN St Fin Auth Rev Greencroft Oblig Grp, Ser A (Forward refunding maturity 11/15/23)	6.00%	11/15/28	55,563
500,000	IN St Fin Auth Rev Marian Univ Proj, Ser A	5.00%	09/15/34	531,807
1,500,000	IN St Fin Auth Rev Priv Activity OH River Bridges E End Xing P3 Proj, Ser A (Pre-refunded maturity 07/01/23)	5.00%	07/01/40	1,503,786
275,000	IN St Fin Auth Rev Ref Rev Cmnty Fdtn of NW IN	5.00%	09/01/31	291,944
550,000	NW Hendricks IN Multi-Bldg Corp	4.00%	07/15/30	582,171
400,000	NW Hendricks IN Multi-Bldg Corp	4.00%	07/15/32	422,655
500,000	NW Hendricks IN Multi-Bldg Corp	4.00%	07/15/33	527,685
1,690,000	Plainfield IN Mf Hsg Rev Glasswater Creek Proj	5.38%	09/01/38	1,365,851
1,500,000	Whiting IN Envrnmntl Facs Rev Ref BP Products N America Inc Proj, Ser A, AMT (Mandatory put 06/05/26)	5.00%	12/01/44	1,544,042
330,000	Zionsville IN Cmnty Schs Bldgcorp	4.00%	07/15/33	346,629
				29,329,674
	Iowa – 0.8%
1,000,000	Altoona IA, Ser A, COPS, BAM	5.00%	06/01/33	1,116,528
720,000	Altoona IA, Ser A, COPS, BAM	5.00%	06/01/34	803,586
2,385,000	Coralville IA Ref, Ser A	5.00%	05/01/38	2,437,983
2,000,000	IA St Fin Auth Midwstrn Disaster Area Rev Ref IA Fertilizer Company Proj (Mandatory put 12/01/42)	5.00%	12/01/50	2,008,989
8,190,000	Pefa Inc IA Gas Proj Rev (Mandatory put 09/01/26)	5.00%	09/01/49	8,436,212
200,000	Tobacco Stlmt Auth IA Tobacco Stlmt Rev Ref Sr, Ser A-2, Class 1	5.00%	06/01/32	221,842
300,000	Tobacco Stlmt Auth IA Tobacco Stlmt Rev Ref Sr, Ser A-2, Class 1	4.00%	06/01/35	304,418
200,000	Tobacco Stlmt Auth IA Tobacco Stlmt Rev Ref Sr, Ser A-2, Class 1	4.00%	06/01/38	196,928
300,000	Tobacco Stlmt Auth IA Tobacco Stlmt Rev Ref Sr, Ser A-2, Class 1	4.00%	06/01/39	292,697
				15,819,183
	Kansas – 0.9%
875,000	Goddard KS Sales Tax Spl Oblg Rev Ref Olympic Park Star Bond Proj	3.60%	06/01/30	827,678
4,210,000	Johnson & Miami Cntys KS Unif Sch Dist #230 Spring Hill, Ser A	5.00%	09/01/35	4,601,442
1,240,000	KS Muni Energy Agy Pwr Proj Rev Dogwood Proj, Ser A, BAM	5.00%	04/01/29	1,314,165
1,470,000	KS Muni Energy Agy Pwr Proj Rev Dogwood Proj, Ser A, BAM	5.00%	04/01/30	1,557,498
500,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/31	522,395
625,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/32	652,322
575,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/33	599,636
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Kansas (Continued)
$500,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/34	$518,690
525,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/35	540,326
600,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/36	613,811
1,045,000	Lenexa KS Hlthcare Fac Rev Ref Lakeview Vlg Inc, Ser A	5.00%	05/15/26	1,052,579
2,000,000	Wyandotte Cnty Kansas City KS Unif Govt Util Sys Rev Impt, Ser A	5.00%	09/01/40	2,045,671
475,000	Wyandotte Cnty Kansas City KS Unif Govt Util Sys Rev Ref & Impt, Ser A	5.00%	09/01/29	484,780
2,000,000	Wyandotte Cnty KS Kansas City Unif Govt Spl Oblg Rev Ref Vlg E Proj Areas 2B 3 5 (c)	5.75%	09/01/39	1,938,124
150,000	Wyandotte Cnty KS Unif Sch Dist #202, Ser A, AGM (Pre-refunded maturity 09/01/27)	5.00%	09/01/32	164,655
				17,433,772
	Kentucky – 2.8%
2,350,000	Bowling Green KY Wtr & Swr Rev, AGM	4.00%	06/01/32	2,415,567
500,000	Hazard KY Hlthcare Rev Ref Appalachian Regl Hlthcare Proj	4.00%	07/01/39	483,176
3,500,000	KY Bond Dev Corp Indl Bldg Rev KY Communications Network Auth Proj, BAM	5.00%	09/01/49	3,764,652
145,000	KY St Econ Dev Fin Auth Baptist Hlthcare Sys, Ser B	5.00%	08/15/28	155,979
275,000	KY St Econ Dev Fin Auth Baptist Hlthcare Sys, Ser B	5.00%	08/15/36	289,114
3,000,000	KY St Econ Dev Fin Auth Baptist Hlthcare Sys, Ser B	5.00%	08/15/41	3,107,598
160,000	KY St Econ Dev Fin Auth Hlth Sys Rev Norton Hlthcare Inc, Ser B, CABS, NATL-RE	(f)	10/01/25	146,450
625,000	KY St Econ Dev Fin Auth Ref Commonspirit Hlth, Ser A-1	4.00%	08/01/38	612,146
3,795,000	KY St Econ Dev Fin Auth Ref Commonspirit Hlth, Ser A-1	5.00%	08/01/44	3,920,251
730,000	KY St Econ Dev Fin Auth Ref Commonspirit Hlth, Ser A-2	5.00%	08/01/35	778,522
895,000	KY St Econ Dev Fin Auth Ref Commonspirit Hlth, Ser A-2	5.00%	08/01/36	947,139
5,620,000	KY St Office Building Proj, Ser A, COPS	5.00%	04/15/38	6,057,600
5,000,000	KY St Property & Bldgs Commn Revs Proj #124, Ser A, AGM	5.00%	11/01/37	5,533,314
6,300,000	KY St Pub Energy Auth Gas Sply Rev Var, Ser C (Mandatory put 02/01/28)	4.00%	02/01/50	6,309,288
440,000	KY St Univ Proj, COPS, BAM	4.00%	11/01/46	425,309
1,500,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Norton Hlthcare Inc, Ser A	4.00%	10/01/39	1,452,451
500,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Norton Hlthcare Inc, Ser A	4.00%	10/01/40	471,090
3,315,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Ref Norton Hlthcare Inc, Ser A	5.00%	10/01/30	3,494,979
1,120,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Ref Norton Hlthcare Inc, Ser A	5.00%	10/01/31	1,178,728
290,000	Louisville & Jefferson Cnty KY Met Swr Dist Swr & Drain Sys Green Bond, Ser A	5.00%	05/15/29	333,082
12,000,000	Meade Cnty KY Indl Bldg Rev Var Nucor Steel Brandenburg Proj Green Bond, Ser B-1 (a)	4.85%	08/01/61	12,000,000
				53,876,435
	Louisiana – 1.3%
1,260,000	E Baton Rouge Parish LA Capital Impts Dist MOVEBR Sales, Ser T	4.00%	08/01/35	1,325,088
1,520,000	E Baton Rouge Parish LA Capital Impts Dist MOVEBR Sales, Ser T	4.00%	08/01/36	1,584,985
2,530,000	E Baton Rouge Parish LA Capital Impts Dist MOVEBR Sales, Ser T	4.00%	08/01/38	2,547,509
6,500,000	E Baton Rouge Parish LA Swr Commn Rev Ref, Ser A	4.00%	02/01/45	6,327,302

See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Louisiana (Continued)
$1,000,000	LA Pub Facs Auth Rev Ref Ochsner Clinic Fdtn Proj	5.00%	05/15/36	$1,052,080
250,000	LA St Loc Govt Envrnmntl Facs & Cmnty Dev Auth Rev Ascension Psh Courthouse Proj	5.00%	11/01/31	267,776
1,700,000	LA St Loc Govt Envrnmntl Facs & Cmnty Dev Auth Rev Ref Hosp Womans Fdtn Proj, Ser A	5.00%	10/01/37	1,777,794
1,500,000	LA St Loc Govt Envrnmntl Facs & Cmnty Dev Auth Rev Ref Westlake Chemical Corp Proj Remk	3.50%	11/01/32	1,387,299
380,000	LA Stadium & Exposition Dist LA Ref Sr, Ser A	5.00%	07/01/31	380,222
750,000	New Orleans LA Aviation Brd Gen Arpt N Term, Ser B, AMT	5.00%	01/01/28	787,476
750,000	New Orleans LA Aviation Brd Gen Arpt N Term, Ser B, AMT	5.00%	01/01/29	789,238
200,000	New Orleans LA Aviation Brd Gen Arpt N Term, Ser B, AMT	5.00%	01/01/31	210,189
1,305,000	New Orleans LA Wtr Rev (Pre-refunded maturity 12/01/25)	5.00%	12/01/34	1,375,464
1,050,000	New Orleans LA Wtr Rev Ref (Pre-refunded maturity 12/01/24)	5.00%	12/01/28	1,082,395
1,000,000	Saint John the Baptist Parish LA Rev Var Ref Marathon Oil Corp Proj Remk, Subser 2017B-1 (Mandatory put 07/01/24)	2.13%	06/01/37	977,751
625,000	Shreveport LA Wtr & Swr Rev Junior Lien, Ser A, AGM	5.00%	12/01/32	696,661
1,650,000	Shreveport LA Wtr & Swr Rev, Ser B, BAM	5.00%	12/01/30	1,679,146
				24,248,375
	Maryland – 1.2%
2,000,000	Baltimore Cnty MD	5.00%	03/01/29	2,285,310
565,000	Baltimore Cnty MD Rev Ref Oak Crest Vlg Inc Fac	4.00%	01/01/39	531,618
650,000	Baltimore Cnty MD Rev Ref Oak Crest Vlg Inc Fac	4.00%	01/01/40	604,207
600,000	Baltimore Cnty MD Rev Ref Riderwood Vlg Inc Proj	4.00%	01/01/33	601,384
685,000	Baltimore Cnty MD Rev Ref Riderwood Vlg Inc Proj	4.00%	01/01/34	684,909
650,000	Baltimore Cnty MD Rev Ref Riderwood Vlg Inc Proj	4.00%	01/01/36	633,771
700,000	Baltimore Cnty MD Rev Ref Riderwood Vlg Inc Proj	4.00%	01/01/38	665,337
2,020,000	Baltimore MD Spl Oblig Ref E Baltimore Rsrch Park Proj, Ser A	5.00%	09/01/38	2,035,404
100,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (c)	2.75%	06/01/24	97,891
125,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (c)	2.80%	06/01/25	120,165
135,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (c)	2.85%	06/01/26	127,681
1,000,000	Gaithersburg MD Econ Dev Rev Ref Proj Asbury MD Oblig Grp, Ser A	4.50%	01/01/25	995,987
550,000	Harford Cnty MD Spl Oblg Ref Beechtree Estates Proj	4.00%	07/01/36	563,153
500,000	MD St Econ Dev Corp Stdt Hsg Rev Bowie St Univ Proj	4.00%	07/01/40	466,327
600,000	MD St Econ Dev Corp Stdt Hsg Rev Ref Sr Univ MD Proj	4.00%	07/01/24	598,152
2,490,000	MD St Econ Dev Corp Stdt Hsg Rev Ref Univ MD Clg Park Projs, AGM	5.00%	06/01/35	2,611,559
5,000,000	MD St First Ser	4.00%	06/01/29	5,055,024
500,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Adventist Hlthcare Oblig Grp, Ser A	5.50%	01/01/26	520,635
800,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Anne Arundel Hlth Sys, Ser A	5.00%	07/01/30	851,388
1,000,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Anne Arundel Hlth Sys, Ser A	5.00%	07/01/32	1,063,567
250,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Stevenson Univ Proj, Ser A	4.00%	06/01/35	250,700
225,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Stevenson Univ Proj, Ser A	4.00%	06/01/36	222,576
750,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Stevenson Univ Proj, Ser A	4.00%	06/01/46	676,802
1,000,000	MD St Ref, Ser 2-C	5.00%	08/01/24	1,024,932
				23,288,479
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Massachusetts – 0.7%
$2,000,000	MA St Bay Transprtn Auth Sales Tax Rev Ref Sr, Ser B	5.25%	07/01/30	$2,298,344
2,155,000	MA St Bay Transprtn Auth Sales Tax Rev Sr, Ser A	5.00%	07/01/45	2,218,162
250,000	MA St Dev Fin Agy Rev Linden Ponds Inc Fac (c)	5.00%	11/15/28	262,005
3,920,000	MA St Port Auth Ref, Ser A, AMT	5.00%	07/01/32	4,309,301
1,555,000	MA St Port Auth, Ser C, AMT	5.00%	07/01/31	1,710,616
2,000,000	MA St Transprtn Fund Rev Rail Enhancement Prog, Ser A	5.00%	06/01/45	2,058,504
				12,856,932
	Michigan – 3.3%
240,000	Detroit MI Downtown Dev Auth Tax Incr Rev Ref Catalyst Dev Proj, Ser A, AGM	5.00%	07/01/32	243,536
500,000	Detroit MI Downtown Dev Auth Tax Incr Rev Ref Catalyst Dev Proj, Ser A, AGM	5.00%	07/01/33	506,739
250,000	Genesee Cnty MI Swr Disp Sys Rev, Ser A, BAM	4.00%	06/01/30	267,687
150,000	Genesee Cnty MI Swr Disp Sys Rev, Ser A, BAM	4.00%	06/01/32	159,448
155,000	Genesee Cnty MI Swr Disp Sys Rev, Ser A, BAM	4.00%	06/01/36	161,746
100,000	Genesee Cnty MI Swr Disp Sys Rev, Ser A, BAM	4.00%	06/01/37	103,407
150,000	Genesee Cnty MI Swr Disp Sys Rev, Ser A, BAM	4.00%	06/01/38	153,749
735,000	Grand Traverse Cnty MI Hosp Fin Auth Munson Hlthcare Oblig Grp, Ser A	5.00%	07/01/44	759,968
1,000,000	Great Lakes MI Wtr Auth Wtr Sply Sys Rev Ref Sr Lien, Ser C	5.00%	07/01/31	1,069,028
55,000	Kalamazoo MI Econ Dev Corp Heritage Cmnty of Kalamazoo Revel Creek Proj Temps 60, Ser B2	2.63%	05/15/25	52,613
4,965,000	Kalamazoo MI Hosp Fin Auth Unrefunded Ref Bronson Hlthcare Grp	4.00%	05/15/36	4,966,113
1,195,000	Lake Shore MI Pub Schs, Ser I	5.00%	11/01/37	1,353,259
1,000,000	Marquette MI Brd of Light & Pwr Elec Util Sys Rev Ref, Ser A	5.00%	07/01/29	1,059,523
890,000	MI St Fin Auth Ltd Oblig Rev Ref Clg for Creative Studies Proj	5.00%	12/01/25	893,528
325,000	MI St Fin Auth Rev Loc Govt Loan Prog Great Lakes Wtr Auth Ref, Ser C	5.00%	07/01/27	336,042
2,000,000	MI St Fin Auth Rev Multi Modal Mclaren Hlth Care, Ser A	4.00%	02/15/47	1,892,782
375,000	MI St Fin Auth Rev Prerefunded CHE Trinity Hlth Credit Grp Ref, Ser 2013-5 (Pre-refunded maturity 12/01/29)	4.00%	12/01/40	410,014
2,460,000	MI St Fin Auth Rev Ref 2nd Lien Great Lakes Wtr Auth, Ser C-7, NATL-RE	5.00%	07/01/29	2,505,261
1,070,000	MI St Fin Auth Rev Ref Beaumont Spectrum Consolidation, Ser A	5.00%	04/15/33	1,242,842
2,155,000	MI St Fin Auth Rev Ref CHE Trinity Hlth Credit Grp Remk, Ser 2013-4	5.00%	12/01/39	2,297,742
4,050,000	MI St Fin Auth Rev Ref Henry Ford Hlth Sys	4.00%	11/15/35	4,035,004
2,565,000	MI St Fin Auth Rev Ref Henry Ford Hlth Sys	4.00%	11/15/36	2,529,504
4,000,000	MI St Fin Auth Rev Ref Henry Ford Hlth Sys	5.00%	11/15/41	4,096,430
2,000,000	MI St Fin Auth Rev Ref Hosp McLaren Hlth Care, Ser B	5.00%	05/15/33	2,063,687
1,000,000	MI St Fin Auth Rev Ref Loc Govt Loan Prog Great Lakes Wtr Auth, Ser D-1	5.00%	07/01/34	1,039,710
7,000,000	MI St Fin Auth Rev Ref Loc Govt Loan Prog Great Lakes Wtr Auth, Ser D4	5.00%	07/01/30	7,108,736
2,405,000	MI St Fin Auth Rev Ref Loc Govt Loan Prog Great Lakes Wtr Auth, Ser D4	5.00%	07/01/34	2,439,335
125,000	MI St Fin Auth Rev Ref Loc Govt Loan Prog, Ser F1	3.88%	10/01/23	124,674
4,000,000	MI St Fin Auth Rev Ref Sr Lien Great Lakes Wtr Auth, Ser C-6	5.00%	07/01/33	4,060,305
2,500,000	MI St Fin Auth Rev Ref Sr Turbo, Ser A-2	5.00%	06/01/40	2,609,069
565,000	MI St Hosp Fin Auth Ref Ascension Sr Credit Remk, Ser F7	5.00%	11/15/47	578,691
1,000,000	MI St Univ Revs Brd of Trustees, Ser B	5.00%	02/15/34	1,116,284
650,000	Midland MI Pub Schs Sch Bldg & Site, Ser II	5.00%	05/01/35	731,642
4,500,000	Univ of Michigan MI, Ser A	3.00%	04/01/28	4,500,646

See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Michigan (Continued)
$1,990,000	Utica MI Cmnty Schs Ref Sch Bldg & Site	5.00%	05/01/31	$2,114,229
2,800,000	Wayne Cnty MI Arpt Auth Rev Ref, Ser F, AMT	5.00%	12/01/25	2,907,250
				62,490,223
	Minnesota – 0.4%
370,000	Duluth MN Indep Sch Dist #709 Ref, Ser B, COPS	5.00%	02/01/27	396,335
2,500,000	MN Muni Gas Agy Cmdy Sply Rev, Ser A	4.00%	12/01/25	2,526,523
580,000	Saint Paul MN Hsg & Redev Auth Hlthcare Fac Rev Ref HealthPartners Oblig Grp, Ser A	5.00%	07/01/30	602,204
4,000,000	Saint Paul MN Hsg & Redev Auth Hlthcare Fac Rev Ref HealthPartners Oblig Grp, Ser A	5.00%	07/01/32	4,144,914
				7,669,976
	Mississippi – 0.6%
2,700,000	MS St Busn Fin Corp Sol Wst Disp Rev Adj MS Pwr Co Proj Remk, AMT (a)	4.10%	07/01/25	2,700,000
5,000,000	MS St Hosp Equipment & Facs Auth Baptist Memorial Hlth Care, Ser A	5.00%	09/01/41	5,075,001
2,000,000	MS St, Ser A (Pre-refunded maturity 11/01/26)	5.00%	11/01/33	2,160,213
500,000	W Rankin MS Util Auth Rev, AGM (Pre-refunded maturity 01/01/25)	5.00%	01/01/32	516,501
1,215,000	W Rankin MS Util Auth Rev, AGM (Pre-refunded maturity 01/01/25)	5.00%	01/01/33	1,255,098
				11,706,813
	Missouri – 1.1%
285,000	Bridgeton MO Spl Oblig Rev Ref, Ser A	4.00%	12/01/30	301,589
300,000	Bridgeton MO Spl Oblig Rev Ref, Ser A	4.00%	12/01/31	317,110
2,150,000	Jackson Cnty MO Consol Sch Dist #4	4.00%	03/01/31	2,236,306
2,000,000	Jackson Cnty MO Consol Sch Dist #4	5.00%	03/01/35	2,130,474
700,000	Jackson Cnty MO Spl Oblig Ref Truman Sports Complex Proj	5.00%	12/01/31	717,233
1,670,000	Joplin MO Indl Dev Auth Hlth Facs Rev Ref Freeman Hlth Sys	5.00%	02/15/26	1,692,893
220,000	Lincoln Cnty MO Pub Wtr Sply Dist #1 Ref, COPS	4.00%	07/01/30	227,561
415,000	Lincoln Cnty MO Pub Wtr Sply Dist #1 Ref, COPS	4.00%	07/01/31	429,179
1,000,000	Lincoln Cnty MO Pub Wtr Sply Dist #1 Ref, COPS	4.00%	07/01/38	1,001,095
340,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Bethesda Hlth Grp Inc Ref	4.00%	08/01/36	296,812
410,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Bethesda Hlth Grp Inc Ref	4.00%	08/01/41	329,939
750,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Ref Mosaic Hlth Sys, Ser A	5.00%	02/15/32	818,895
710,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Ref Mosaic Hlth Sys, Ser A	4.00%	02/15/39	711,044
245,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs	5.00%	02/01/25	245,444
1,000,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs Projs	4.00%	02/01/27	966,481
650,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs Projs	4.00%	02/01/28	621,732
1,960,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs Projs	4.00%	02/01/29	1,854,571
2,120,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs Projs	4.00%	02/01/31	1,954,225
555,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs Projs	4.00%	02/01/32	505,343
160,000	MO St Hlth & Eductnl Facs Auth Med Rsrch Lutheran Svcs, Ser A	5.00%	02/01/28	160,639
1,295,000	Saint Louis Cnty MO Spl Oblg Convention Ctr, Ser A	5.25%	12/01/38	1,431,697
1,040,000	Saint Louis MO Muni Fin Corp Sales Tax Leasehold Rev Ref	5.00%	02/15/28	1,088,233
				20,038,495
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Montana – 0.0%
$740,000	MT St Fac Fin Auth Rev Ref	5.00%	02/15/25	$757,445
130,000	MT St Fac Fin Auth Rev Ref	5.00%	02/15/29	137,428
				894,873
	Nebraska – 0.4%
5,870,000	Centrl Plains Energy Proj NE Gas Proj Rev Ref Proj #3, Ser A	5.00%	09/01/29	6,227,072
500,000	NE St Pub Pwr Dist Rev Gen, Ser C	5.00%	01/01/35	518,731
				6,745,803
	Nevada – 0.8%
750,000	Carson City NV Hosp Rev Ref Carson Tahoe Regl Med Ctr, Ser A	5.00%	09/01/30	796,850
715,000	Clark Cnty NV Impt Dist Ref Spl Loc Impt #151	4.50%	08/01/23	715,707
1,750,000	Clark Cnty NV Poll Control Rev Var Ref NV Pwr Co Proj Remk (Mandatory put 03/31/26)	3.75%	01/01/36	1,764,077
4,000,000	Clark Cnty NV Sch Dist, Ser A	5.00%	06/15/37	4,501,278
250,000	Las Vegas NV Spl Impt Dist #616 Spl Impt Dist No 816 Summerlin Vlg 22	2.25%	06/01/27	225,588
250,000	Las Vegas NV Spl Impt Dist #616 Spl Impt Dist No 816 Summerlin Vlg 22	2.50%	06/01/28	222,133
1,230,000	Las Vegas Vly NV Wtr Dist Ref Wtr Impt, Ser A	5.00%	06/01/46	1,273,475
115,000	N Las Vegas NV Loc Impt Vly Vista Spl Impt Dist #64	3.50%	06/01/24	114,065
135,000	N Las Vegas NV Loc Impt Vly Vista Spl Impt Dist #64	3.75%	06/01/25	133,430
170,000	N Las Vegas NV Loc Impt Vly Vista Spl Impt Dist #64	3.75%	06/01/26	166,504
240,000	N Las Vegas NV Loc Impt Vly Vista Spl Impt Dist #64	3.75%	06/01/27	232,777
335,000	NV Dept of Busn & Ind NV Doral Acdmy, Ser A (c)	5.00%	07/15/27	336,848
300,000	Reno NV Capital Impt Rev Ref, Ser A-1, AGM	5.00%	06/01/29	322,171
950,000	Reno NV Capital Impt Rev Ref, Ser A-1, AGM	5.00%	06/01/30	1,020,965
275,000	Reno NV Capital Impt Rev Ref, Ser A-1, AGM	5.00%	06/01/31	294,996
375,000	Sparks NV Tourism Impt Dist #1 Rev Ref Sales Tax Sr, Ser A (c)	2.50%	06/15/24	366,851
1,770,000	Washoe Cnty NV Hwy Rev Ref Fuel Tax	5.00%	02/01/42	1,892,617
				14,380,332
	New Jersey – 2.3%
1,600,000	Newark NJ, Ser D, BANS	4.00%	09/29/23	1,600,257
150,000	NJ St Econ Dev Auth Motor Vehcl Sur Rev, Ser A, NATL-RE	5.25%	07/01/24	152,187
2,130,000	NJ St Econ Dev Auth Mtr Vehcl Surcharge Rev Ref, Subser A, BAM	5.00%	07/01/23	2,134,845
450,000	NJ St Econ Dev Auth Mtr Vehcl Surcharge Rev Ref, Subser A, BAM	5.00%	07/01/28	486,684
2,000,000	NJ St Econ Dev Auth Ref Sch Facs Constr, Ser N-1, NATL-RE	5.50%	09/01/23	2,012,085
500,000	NJ St Econ Dev Auth Ref, Ser A, BAM	5.00%	06/15/23	500,871
2,000,000	NJ St Econ Dev Auth Rev Portal N Bridge Proj NJ Transit Transprtn Proj Bonds, Ser A	5.25%	11/01/40	2,220,977
3,250,000	NJ St Econ Dev Auth Rev Sch Facs Constr Prog, Ser LLL	5.00%	06/15/39	3,478,116
2,930,000	NJ St Econ Dev Auth Rev Sch Facs Constr Prog, Ser LLL	5.00%	06/15/44	3,097,228
350,000	NJ St Econ Dev Auth Rev Self Designated Social Bonds, Ser QQQ	4.00%	06/15/35	360,775
1,050,000	NJ St Econ Dev Auth Rev Social Bonds, Ser QQQ	5.00%	06/15/31	1,185,418
490,000	NJ St Econ Dev Auth Spl Fac Rev Ref Port Newark Container Terminal LLC Proj, AMT	5.00%	10/01/25	498,216
1,290,000	NJ St Transprtn Trust Fund Auth Cap Apprec Transprtn Sys, Ser C, AMBAC	(f)	12/15/25	1,181,904
165,000	NJ St Transprtn Trust Fund Auth Fed Hwy Reimb Nts, Ser A-1, GARVEE	5.00%	06/15/28	174,405

See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New Jersey (Continued)
$2,500,000	NJ St Transprtn Trust Fund Auth Fun Auth Transprtn Prog Bonds, Ser CC	5.25%	06/15/43	$2,753,749
1,750,000	NJ St Transprtn Trust Fund Auth Ref Transprtn Sys Bonds, Ser A	5.00%	12/15/28	1,931,757
140,000	NJ St Transprtn Trust Fund Auth Ref Transprtn Sys Bonds, Ser A	5.00%	12/15/39	149,827
3,040,000	NJ St Transprtn Trust Fund Auth Ref Transprtn Sys, Ser A	5.00%	12/15/26	3,234,771
500,000	NJ St Transprtn Trust Fund Auth Ref Transprtn Sys, Ser A	5.00%	12/15/30	550,130
2,250,000	NJ St Transprtn Trust Fund Auth Transprtn Prog Bonds, Ser AA	5.00%	06/15/31	2,470,424
1,000,000	NJ St Transprtn Trust Fund Auth Transprtn Prog Bonds, Ser AA	5.00%	06/15/34	1,090,595
1,400,000	NJ St Transprtn Trust Fund Auth Transprtn Sys, Ser D	5.25%	12/15/23	1,414,291
105,000	NJ St Transprtn Trust Fund Auth Transprtn Sys, Ser D	5.00%	12/15/24	107,733
220,000	NJ St Transprtn Trust Fund Auth, Ser BB	5.00%	06/15/31	241,553
2,000,000	NJ St Turnpike Auth Turnpike Rev, Ser A	5.00%	01/01/32	2,046,181
500,000	Tobacco Stlmt Fing Corp NJ Ref, Ser A	5.00%	06/01/27	537,330
1,850,000	Tobacco Stlmt Fing Corp NJ Ref, Ser A	5.00%	06/01/37	1,956,615
5,505,000	Tobacco Stlmt Fing Corp NJ Ref, Ser A	5.25%	06/01/46	5,759,100
1,010,000	Tobacco Stlmt Fing Corp NJ Ref, Subser B	5.00%	06/01/46	1,005,847
				44,333,871
	New Mexico – 0.5%
325,000	Albuquerque NM Muni Sch Dist #12, Ser A	4.00%	08/01/32	344,985
265,000	Albuquerque NM Refuse Removal & Disp Rev	5.00%	07/01/31	307,115
185,000	Albuquerque NM Refuse Removal & Disp Rev	5.00%	07/01/32	214,231
290,000	Albuquerque NM Refuse Removal & Disp Rev	5.00%	07/01/33	334,301
1,000,000	Farmington NM Poll Control Rev Var Ref Pub Svc Co of NM San Juan Proj Remk, Ser D (Mandatory put 06/01/23)	1.10%	06/01/40	997,162
565,000	Los Ranchos De Albuquerque NM Eductnl Facs Rev Ref Albuquerque Acdmy Proj	4.00%	09/01/33	589,112
375,000	Los Ranchos De Albuquerque NM Eductnl Facs Rev Ref Albuquerque Acdmy Proj	4.00%	09/01/34	387,980
300,000	Los Ranchos De Albuquerque NM Eductnl Facs Rev Ref Albuquerque Acdmy Proj	4.00%	09/01/35	307,064
150,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref	4.00%	10/01/23	149,454
230,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref	4.20%	10/01/24	227,356
240,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref	4.30%	10/01/25	235,522
250,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref	4.45%	10/01/26	243,584
260,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref	4.55%	10/01/27	251,709
365,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref	5.00%	10/01/33	355,451
825,000	NM St Hosp Equipment Loan Council Hosp Rev Ref	5.00%	06/01/32	893,973
1,000,000	NM St Hosp Equipment Loan Council Hosp Rev Ref	4.00%	06/01/33	1,011,654
1,360,000	NM St Hosp Equipment Loan Council Hosp Rev Ref	4.00%	06/01/34	1,365,057
520,000	Santa Fe NM Retmnt Fac Rev El Castillo Retmnt Proj, Ser A	5.00%	05/15/34	493,329
				8,709,039
	New York – 7.1%
460,000	Buffalo NY Muni Wtr Fin Auth, Ser A, AGM	4.00%	07/01/49	470,393
415,000	Build NYC Res Corp NY Rev Social Bond Kipp NYC Pub Sch Facs Canal W Proj	5.00%	07/01/36	442,048
2,000,000	Build NYC Res Corp NY Rev Social Bond Kipp NYC Pub Sch Facs Canal W Proj	5.00%	07/01/42	2,061,911
2,700,000	Chautauqua Cnty NY Capital Res Corp Exempt Facs Rev Var Ref NRG Energy Proj Remk (Mandatory put 04/03/28)	4.25%	04/01/42	2,694,921
1,750,000	Dundee NY Centrl Sch Dist, BANS	3.50%	06/23/23	1,749,249
715,000	Hempstead Town NY Loc Dev Corp Rev Ref Hofstra Univ Proj, Ser A	4.00%	07/01/40	708,834
495,000	Hudson Yards Infra Corp NY 2nd Indenture Rev Ref, Ser A	5.00%	02/15/38	526,449
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New York (Continued)
$5,000,000	Long Island NY Pwr Auth Elec Sys Rev Elec Sys Rev Gen, Ser A, BAM	5.00%	09/01/44	$5,050,270
350,000	Long Island NY Pwr Auth Elec Sys Rev Ref, Ser A	5.00%	09/01/35	402,537
500,000	Long Island NY Pwr Auth Elec Sys Rev Ref, Ser A	4.00%	09/01/39	503,024
2,150,000	Met Transprtn Auth NY Rev Ref Transprtn, Subser C-1	5.00%	11/15/34	2,203,173
840,000	Monroe Cnty NY Indl Dev Corp Rev Ref Nazareth Clg of Rochester Proj, Ser A	5.00%	10/01/23	843,351
5,000,000	New York City NY Hsg Dev Corp Mf Hsg Rev Sustainable Dev Bonds, Ser F-2A (Mandatory put 12/22/26)	3.40%	11/01/62	4,992,887
750,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev 2nd Gen Resolution, Sec CC-1	4.00%	06/15/42	751,198
175,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Ref 2nd Gen Resolution, Subser EE-2	5.00%	06/15/40	190,346
2,000,000	New York City NY Transitional Fin Auth Rev Future Tax Sec Sub, Subser D-1	5.50%	11/01/45	2,308,958
1,000,000	New York City NY Transitional Fin Auth Rev Future Tax Secured Sub Fiscal 2016, Ser A-1	5.00%	08/01/37	1,036,603
1,500,000	New York City NY Transitional Fin Auth Rev Future Tax Sub, Subser E-1	5.00%	02/01/37	1,571,994
10,000,000	New York City NY Transitional Fin Auth Rev Sub, Ser B-1	4.00%	11/01/37	10,173,211
2,500,000	New York City NY Transitional Fin Auth Rev Sub, Ser B-1	4.00%	11/01/38	2,530,941
4,000,000	New York City NY Transitional Fin Auth Rev Subord, Ser A-1	5.25%	08/01/40	4,617,081
500,000	New York St Dorm Auth Revs Non St Supported Debt Ref-Northwell Hlth Oblig Grp, Ser A	5.00%	05/01/38	547,223
1,000,000	NY City NY Transitional Fin Auth Bldg Aid Rev Subord Ref, Ser S-2A	5.00%	07/15/34	1,112,786
10,400,000	NY NY Adj Fiscal 2020, Subser B-3 (a)	3.97%	10/01/46	10,400,000
415,000	NY NY Fiscal 2020, Ser B-1	4.00%	10/01/37	424,280
5,690,000	NY NY Fiscal 2020, Ser B-1	4.00%	10/01/40	5,705,484
6,000,000	NY NY Fiscal 2022, Subser D-1	5.25%	05/01/39	6,939,593
5,730,000	NY NY, Ser B, Subser B-1	5.25%	10/01/39	6,662,760
2,925,000	NY NY, Ser B, Subser B-1	5.25%	10/01/41	3,360,805
6,000,000	NY NY, Ser F-1	5.00%	03/01/43	6,598,684
280,000	NY St Dorm Auth Revs Non St Supported Debt Ref New Sch, Ser A	5.00%	07/01/31	322,077
475,000	NY St Dorm Auth Revs Non St Supported Debt Sch Dists Bd Fing Prog, Ser A, AGM	4.00%	10/01/35	494,655
8,000,000	NY St Dorm Auth Sales Tax Rev Ref Grp 3, Ser E	5.00%	03/15/38	8,732,455
1,925,000	NY St Dorm Auth St Personal Income Tax Rev Ref, Ser A	3.00%	03/15/42	1,597,056
2,850,000	NY St Dorm Auth St Personal Income Tax Rev Ref, Ser E	5.00%	03/15/34	2,988,944
195,000	NY St Thruway Auth Gen Rev Jr Indebtedness Obl Subord, Ser B	4.00%	01/01/45	188,592
2,225,000	NY St Thruway Auth Personal Income Tax Rev Ref Bidding Grp 3	5.00%	03/15/40	2,497,131
4,185,000	NY St Thruway Auth Personal Income Tax Rev Ref Bidding Grp 3	5.00%	03/15/41	4,672,735
1,250,000	NY St Transprtn Dev Corp Spl Fac Rev Delta Air Lines Inc LaGuardia Arpt Terminals C&D Redev, AMT	4.00%	10/01/30	1,232,611
2,720,000	NY St Transprtn Dev Corp Spl Fac Rev Delta Air Lines Inc LaGuardia Arpt Terminals C&D Redev, AMT	5.00%	10/01/35	2,871,655
200,000	NY St Urban Dev Corp Rev Ref St Personal Income Tax Rev, Ser C	5.00%	03/15/44	218,259
2,000,000	Onondaga Cnty NY Trust Cultural Res Rev Ref Syracuse Univ Proj	5.00%	12/01/39	2,222,026
500,000	Port Auth of NY & NJ NY Consol One Hundred Eighty Fifth Ref, AMT	5.00%	09/01/23	502,160

See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New York (Continued)
$465,000	Port Auth of NY & NJ NY Ref Consol, Ser 186, AMT	5.00%	10/15/35	$471,009
5,000,000	Port Auth of NY & NJ NY Ref, 194th Ser	5.00%	10/15/34	5,248,764
700,000	Suffolk NY Tobacco Asset Securitization Corp Tobacco Stlmt Ref Tobacco Stlmt Asset Backed Sr Bonds, Ser A-2	4.00%	06/01/50	627,328
150,000	Syracuse Regl Arpt Auth NY Sr Arpt Rev Ref, AMT	4.00%	07/01/36	145,103
8,000,000	Tsasc Inc NY Tsasc Inc Rev Ref Turbo Sub, Ser B	5.00%	06/01/48	7,417,882
2,165,000	Util Debt Securitization Auth NY Ref Restructuring Bonds, Ser TE-1	5.00%	12/15/39	2,508,651
400,000	Yonkers NY Econ Dev Corp Eductnl Rev Chrt Sch Edu Excellence Proj, Ser A	4.00%	10/15/29	375,426
850,000	Yonkers NY, Ser F, BAM	5.00%	11/15/40	953,346
500,000	Yonkers NY, Ser F, BAM	5.00%	11/15/41	557,444
				134,426,303
	North Carolina – 0.7%
250,000	Buncombe Cnty NC Ltd Oblig Ref Rev, Ser A	5.00%	06/01/29	286,478
890,000	Charlotte NC Arpt Rev Charlotte Douglas Intl Arp, Ser B, AMT	5.00%	07/01/29	981,260
575,000	Charlotte-Mecklenburg NC Hosp Auth Hlthcare Sys Rev Ref Carolinas Hlthcare Sys, Ser A	5.00%	01/15/34	606,560
750,000	Greenville NC Comb Enterprise Sys Rev Ref	5.00%	04/01/28	801,864
1,330,000	Monroe NC Comb Enterprise Sys Rev Ref	5.00%	03/01/28	1,411,676
1,000,000	NC St Agric & Tech Univ Ref Gen, Ser A	5.00%	10/01/40	1,033,237
400,000	NC St Capital Facs Fin Agy Eductnl Facs Rev Ref High Point Univ	5.00%	05/01/28	435,005
900,000	NC St Capital Facs Fin Agy Stdt Rev Ref Hsg NC A&T Univ Fdtn Proj, Ser A, AGC	5.00%	06/01/26	932,902
1,270,000	NC St Med Care Commn Hlthcare Facs Rev the Presbyterian Homes Oblig Grp, Ser A	5.00%	10/01/45	1,217,097
1,500,000	NC St Med Care Commn Hosp Rev Caromont Hlth, Ser B (Mandatory put 02/01/26)	5.00%	02/01/51	1,582,524
1,500,000	NC St Med Care Commn Retmnt Facs Rev Pennybyrn at Maryfield Proj, Ser A	5.00%	10/01/50	1,330,544
630,000	NC St Med Care Commn Retmnt Facs Rev Ref United Methodist Retmnt Homes, Ser A (Pre-refunded maturity 10/01/23)	5.00%	10/01/29	653,108
470,000	NC St Med Care Commn Retmnt Facs Rev Ref United Methodist Retmnt Homes, Ser A (Pre-refunded maturity 10/01/23)	5.00%	10/01/32	487,239
750,000	NC St Med Care Commn Retmnt Facs Rev Ref United Methodist Retmnt Homes, Ser A (Pre-refunded maturity 10/01/23)	5.00%	10/01/37	777,510
500,000	NC St Med Care Commn Retmnt Facs Rev Ref United Methodist Retmnt Homes, Ser A (Pre-refunded maturity 10/01/23)	5.00%	10/01/47	518,340
				13,055,344
	North Dakota – 0.0%
500,000	Grand Forks ND Hlthcare Sys Rev Altru Hlth Sys Ref	4.00%	12/01/36	466,114
	Ohio – 3.5%
750,000	Akron Bath Copley Jt Twp OH Hosp Dist Ref Summa Hlth Oblig Grp Hosp Facs Rev	4.00%	11/15/35	730,646
900,000	Akron Bath Copley Jt Twp OH Hosp Dist Ref Summa Hlth Oblig Grp Hosp Facs Rev	4.00%	11/15/36	849,972
2,600,000	Allen Cnty OH Hosp Facs Rev Ref, Ser A	5.00%	08/01/42	2,734,013
500,000	American Muni Pwr OH Inc OH Rev Ref Fremont Energy Ctr Proj, Ser A	4.00%	02/15/37	502,364
100,000	Bowling Green OH St Univ Ref, Ser A	4.00%	06/01/38	101,330
195,000	Bowling Green OH St Univ Ref, Ser A	4.00%	06/01/39	196,429
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Ohio (Continued)
$3,000,000	Buckeye OH Tobacco Stlmt Fing Auth Ref Sr, Ser A-2, Class 1	4.00%	06/01/37	$2,990,112
2,400,000	Buckeye OH Tobacco Stlmt Fing Auth Ref Sr, Ser B-2, Class 2	5.00%	06/01/55	2,240,434
1,000,000	Butler Cnty OH Hosp Facs Ref UC Hlth	5.00%	11/15/31	1,063,176
370,000	Butler Cnty OH Port Auth Econdev Lease Rev Ref Cmnty First Solutions Oblg Grp Proj, Ser A	4.00%	05/15/46	350,397
1,000,000	Chillicothe OH City Sch Dist Ref, AGM	4.00%	12/01/31	1,018,529
80,000	Cleveland OH Pub Pwr Sys Rev Prerefunded Ref, Ser A, AGM	5.00%	11/15/24	82,432
420,000	Cleveland OH Pub Pwr Sys Rev Unrefunded Ref, Ser A, AGM	5.00%	11/15/24	432,272
5,000,000	Columbus OH, Ser A	3.00%	07/01/27	5,012,134
310,000	Hamilton Cnty OH Hosp Facs Rev Ref Trihealth Inc Oblig Grp Proj, Ser A	5.00%	08/15/31	349,019
250,000	Hamilton Cnty OH Hosp Facs Rev Ref Trihealth Inc Oblig Grp Proj, Ser A	5.00%	08/15/32	281,228
380,000	Hamilton Cnty OH Hosp Facs Rev Ref Trihealth Inc Oblig Grp Proj, Ser A	5.00%	08/15/33	426,717
2,100,000	Hamilton Cnty OH Hosp Facs Rev UC Hlth	4.00%	09/15/50	1,706,691
960,000	Miami Cnty OH Hosp Facs Rev Ref & Impt Kettering Hlth Network Oblig Grp	5.00%	08/01/32	1,043,684
1,000,000	Miami Cnty OH Hosp Facs Rev Ref & Impt Kettering Hlth Network Oblig Grp	5.00%	08/01/33	1,083,296
3,000,000	Miami Cnty OH Hosp Facs Rev Ref & Impt Kettering Hlth Network Oblig Grp	5.00%	08/01/36	3,180,195
575,000	Miamisburg OH City Sch Dist Ref (Pre-refunded maturity 12/01/25)	5.00%	12/01/35	608,256
400,000	Montgomery Cnty OH Hosp Rev Ref Kettering Hlth Network Oblig Grp Proj	4.00%	08/01/37	403,981
1,375,000	Montgomery Cnty OH Hosp Rev Ref Kettering Hlth Network Oblig Grp Proj	4.00%	08/01/41	1,338,773
600,000	NE OH Med Univ Gen Recpts Ref, Ser A	4.00%	12/01/35	596,227
1,760,000	NW OH Loc Sch Dist Hamilton & Butler Cntys Sch Impt (Pre-refunded maturity 12/01/23)	5.00%	12/01/45	1,778,351
2,500,000	OH St Air Quality Dev Auth American Elec Pwr Co Proj Remk, Ser A (Mandatory put 10/01/29)	2.40%	12/01/38	2,204,491
5,750,000	OH St Air Quality Dev Auth Exempt Facs Rev AMG Vanadium Proj, AMT (c)	5.00%	07/01/49	5,315,794
3,000,000	OH St Air Quality Dev Auth OH Vly Elec Corp Proj Remk, Ser B, AMT (Mandatory put 10/01/29)	2.60%	06/01/41	2,663,002
1,000,000	OH St Air Quality Dev Auth Ref American Elec Pwr Company Proj Remk, Ser B, AMT (Mandatory put 10/01/24)	2.10%	07/01/28	964,610
2,225,000	OH St Air Quality Dev Auth Ref OH Vly Elec Corp Proj, Ser A	3.25%	09/01/29	2,079,573
1,000,000	OH St Air Quality Dev Auth Var Ref Duke Energy Corp Proj, Ser A, AMT (Mandatory put 06/01/27)	4.25%	11/01/39	1,002,609
2,000,000	OH St Air Quality Dev Auth Var Ref Duke Energy Corp Proj, Ser B (Mandatory put 06/01/27)	4.00%	09/01/30	2,003,757
1,000,000	OH St Hgr Eductnl Fac Commn Ref Rev Judson Oblig Grp 2020 Proj, Ser A	5.00%	12/01/45	905,781
2,455,000	OH St Hosp Rev Ref Univ Hosps Hlth Sys Inc, Ser E	4.00%	01/15/40	2,379,159
500,000	OH St Hosp Rev Ref Var Univ Hosps Hlth Sys Inc, Ser C (a)	3.75%	01/15/51	500,000
150,000	OH St Hosp Rev Ref, Ser A	5.00%	01/15/33	165,592
325,000	OH St Hosp Rev Ref, Ser A	5.00%	01/15/35	355,271
500,000	OH St Hosp Rev Ref, Ser A	4.00%	01/15/38	489,446
700,000	OH St Wtr Dev Auth Rev Sustainability Bond, Ser A	5.00%	12/01/39	808,218
1,000,000	OH St Wtr Dev Auth Rev Sustainability Bond, Ser A	5.00%	12/01/40	1,147,494
1,000,000	OH St Wtr Dev Auth Rev Sustainability Bond, Ser A	5.00%	12/01/41	1,142,356
2,500,000	OH St, Ser T	5.00%	05/01/32	2,726,832

See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Ohio (Continued)
$6,325,000	Ross Cnty OH Hosp Rev Ref Adena Hlth Sys Oblig Grp Proj	5.00%	12/01/39	$6,594,475
550,000	Sharonville OH Spl Oblg Rev	4.00%	12/01/39	557,523
500,000	Sharonville OH Spl Oblg Rev	4.00%	12/01/40	504,005
1,115,000	Upper Arlington OH Spl Oblig Non Tax Rev Kingsdale Mixed Use Dev, Ser A	5.00%	12/01/40	1,213,886
				66,824,532
	Oklahoma – 0.8%
900,000	Catoosa OK Indl Auth Sales Tax Rev	4.50%	10/01/32	855,463
6,000,000	OK St Dev Fin Auth Sr OK Proton Ctr, Ser A1 (c)	7.25%	09/01/51	6,200,294
2,815,000	Oklahoma City OK Arpt Trust Junior Lien, AMT	5.00%	07/01/34	3,011,583
1,000,000	Oklahoma Cnty OK Fin Auth Eductnl Facs Lease Rev Midwest City De City Pub Schs Proj	5.00%	10/01/25	1,044,792
1,000,000	Oklahoma Cnty OK Fin Auth Eductnl Facs Lease Rev Midwest City De City Pub Schs Proj	5.00%	10/01/26	1,064,747
1,000,000	Tulsa Cnty OK Indl Auth Sr Living Cmnty Rev Ref Montereau Inc Proj	5.00%	11/15/25	1,023,874
250,000	Tulsa Cnty OK Indl Auth Sr Living Cmnty Rev Ref Montereau Inc Proj	5.00%	11/15/26	257,748
1,000,000	Weatherford OK Indl Trust Eductnl Facs Lease Rev Weatherford Pub Schs Proj	5.00%	03/01/31	1,107,617
				14,566,118
	Oregon – 1.0%
500,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Rose Villa Proj, Ser A	5.25%	11/15/50	442,424
170,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Sr Living Willamette View Proj, Ser A	4.00%	05/15/26	166,479
250,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Sr Living Willamette View Proj, Ser A	5.00%	11/15/32	244,619
1,250,000	Medford OR Hosp Facs Auth Rev Ref Asante Proj, Ser A	5.00%	08/15/34	1,391,439
2,035,000	OR St Dept of Admin Svcs Lottery Rev, Ser A	5.00%	04/01/35	2,182,179
1,100,000	OR St Facs Auth Rev Ref Univ Portland, Ser A	5.00%	04/01/32	1,141,918
500,000	Oregon City OR	4.00%	06/01/37	518,195
1,890,000	Port of Portland OR Arpt Rev Portland Intl Arpt, Ser 25B, AMT	5.00%	07/01/29	2,071,597
1,000,000	Port of Portland OR Arpt Rev Portland Intl Arpt, Ser 25B, AMT	5.00%	07/01/38	1,058,952
2,500,000	Portland OR Swr Sys Rev 2nd Lien, Ser A	4.50%	05/01/31	2,614,842
4,950,000	Tri Cnty OR Met Transprtn Dist, Ser A, GARVEE	5.00%	10/01/32	5,428,703
725,000	Tri-Cnty OR Met Transprtn Dist, Ser A	4.00%	09/01/39	742,481
1,000,000	Union Cnty OR Hosp Fac Auth Grande Ronde Hosp	5.00%	07/01/47	1,018,774
				19,022,602
	Pennsylvania – 6.5%
1,500,000	Allegheny Cnty PA Hosp Dev Auth Ref Allegheny Hlth Network Oblig Grp Issue, Ser A	5.00%	04/01/32	1,610,081
505,000	Allegheny Cnty PA Hosp Dev Auth Ref Univ Pittsburgh Med Ctr, Ser A	5.00%	07/15/34	556,845
3,050,000	Allegheny Cnty PA Hosp Dev Auth Ref Univ Pittsburgh Med Ctr, Ser A	4.00%	07/15/35	3,090,463
2,180,000	Allegheny Cnty PA Hosp Dev Auth Ref Univ Pittsburgh Med Ctr, Ser A	4.00%	07/15/36	2,195,097
2,095,000	Allegheny Cnty PA Hosp Dev Auth Ref Univ Pittsburgh Med Ctr, Ser A	4.00%	07/15/37	2,098,742
2,650,000	Allegheny Cnty PA Hosp Dev Auth Ref Univ Pittsburgh Med Ctr, Ser A	4.00%	07/15/38	2,645,879
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Pennsylvania (Continued)
$900,000	Armstrong PA Sch Dist Ref, Ser A, BAM	5.00%	03/15/31	$1,025,513
500,000	Armstrong PA Sch Dist Ref, Ser A, BAM	4.00%	03/15/37	512,083
460,000	Berks Cnty PA Indl Dev Auth Hlthcare Facs Rev Ref Highlands at Wyomissing, Ser A	5.00%	05/15/32	464,506
735,000	Bucks Cnty PA Indl Dev Auth Hosp Rev St Luke’s Univ Hlth Network Proj	4.00%	08/15/38	718,233
1,050,000	Bucks Cnty PA Indl Dev Auth Hosp Rev St Luke’s Univ Hlth Network Proj	4.00%	08/15/44	981,394
1,185,000	Bucks Cnty PA Indl Dev Auth Ref Pennswood Vlg Proj, Ser A	5.00%	10/01/32	1,183,187
415,000	Bucks Cnty PA Indl Dev Auth Ref Pennswood Vlg Proj, Ser A	5.00%	10/01/33	413,317
765,000	Chester Cnty PA Indl Dev Auth Renaissance Acdmy Chrt Sch	5.00%	10/01/34	768,927
1,000,000	Cmwlth Fing Auth PA Tobacco Master Stlmt Payment Rev Tobacco Master Stlmt Payment Bonds	5.00%	06/01/25	1,034,311
410,000	Cmwlth Fing Auth PA Tobacco Master Stlmt Payment Rev Tobacco Master Stlmt Payment Bonds	5.00%	06/01/26	432,057
500,000	Colonial PA Sch Dist	5.00%	02/15/36	514,585
300,000	Colonial PA Sch Dist, Ser A	5.00%	02/15/34	312,685
270,000	Conestoga Vly PA Sch Dist	4.00%	02/01/31	284,900
300,000	Conestoga Vly PA Sch Dist	4.00%	02/01/32	314,969
50,000	Cumberland Cnty PA Muni Auth Prerefunded Ref Diakon Lutheran Ministries Proj (Pre-refunded maturity 01/01/25)	5.00%	01/01/30	51,650
105,000	Cumberland Cnty PA Muni Auth Prerefunded Ref Diakon Lutheran Ministries Proj (Pre-refunded maturity 01/01/25)	5.00%	01/01/30	108,465
65,000	Cumberland Cnty PA Muni Auth Prerefunded Ref Diakon Lutheran Ministries Proj (Pre-refunded maturity 01/01/25)	5.00%	01/01/38	67,145
285,000	Cumberland Cnty PA Muni Auth Prerefunded Ref Diakon Lutheran Ministries Proj (Pre-refunded maturity 01/01/25)	5.00%	01/01/38	294,406
1,150,000	Cumberland Cnty PA Muni Auth Ref Diakon Lutheran Social Ministries	5.00%	01/01/25	1,163,280
1,000,000	Cumberland Cnty PA Muni Auth Ref Diakon Lutheran Social Ministries	5.00%	01/01/33	1,008,113
1,660,000	Cumberland Cnty PA Muni Auth Ref Messiah Vlg Proj	5.00%	07/01/28	1,654,664
145,000	Cumberland Cnty PA Muni Auth Unrefunded Ref Diakon Lutheran Ministries Proj	5.00%	01/01/30	146,095
350,000	Cumberland Cnty PA Muni Auth Unrefunded Ref Diakon Lutheran Ministries Proj	5.00%	01/01/38	350,973
280,000	Deer Creek PA Drain Basin Allegheny Cnty Swr Rev Ref, AGM	4.00%	12/01/34	294,175
390,000	Deer Creek PA Drain Basin Allegheny Cnty Swr Rev Ref, AGM	4.00%	12/01/35	406,076
1,165,000	Dover PA Area Sch Dist, BAM	4.00%	04/01/32	1,217,314
100,000	Dubois PA Hosp Auth Penn Highlands Hlthcare	5.00%	07/15/32	107,166
115,000	Dubois PA Hosp Auth Penn Highlands Hlthcare	5.00%	07/15/33	123,096
245,000	Dubois PA Hosp Auth Penn Highlands Hlthcare	5.00%	07/15/34	261,449
290,000	Dubois PA Hosp Auth Penn Highlands Hlthcare	5.00%	07/15/35	307,715
715,000	E Hempfield Twp PA Indl Dev Auth Ref Willow Vly Cmntys Proj	5.00%	12/01/28	743,359
770,000	E Hempfield Twp PA Indl Dev Auth Ref Willow Vly Cmntys Proj	5.00%	12/01/29	800,277
2,500,000	Geisinger PA Auth Hlth Sys Rev Ref Geisinger Hlth Sys, Ser A-1	5.00%	02/15/45	2,560,564
760,000	Hermitage PA Muni Auth Ref, Ser C	4.00%	02/01/31	804,657
515,000	Hermitage PA Muni Auth Ref, Ser C	4.00%	02/01/33	539,011
1,730,000	Kiski Vly PA Wtr Poll Control Auth Ref, AGM	4.00%	09/01/42	1,713,435
480,000	Lancaster Cnty PA Hosp Auth Hlthcare Facs Rev Moravian Manors Inc Proj, Ser A	5.00%	06/15/30	469,300
1,110,000	Lancaster Cnty PA Hosp Auth Hlthcare Facs Rev Moravian Manors Inc Proj, Ser A	5.00%	06/15/38	1,017,136
1,000,000	Lancaster Cnty PA Hosp Auth Penn St Hlth	5.00%	11/01/38	1,073,673
1,000,000	Lancaster Cnty PA Hosp Auth Penn St Hlth	5.00%	11/01/39	1,069,680

See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Pennsylvania (Continued)
$1,735,000	Lancaster Cnty PA Hosp Auth Penn St Hlth	5.00%	11/01/40	$1,847,710
750,000	Lancaster Cnty PA Hosp Auth Ref, St Annes Retmnt Cmnty Inc Proj	5.00%	03/01/45	614,412
550,000	Latrobe PA Indl Dev Auth Univ Rev Ref Seton Hill Univ	4.00%	03/01/46	449,185
2,415,000	Latrobe PA Indl Dev Auth Univ Rev Ref Seton Hill Univ	4.00%	03/01/51	1,897,943
405,000	Lebanon PA Auth Swr Rev Ref Green Bond, BAM	4.00%	12/15/29	423,473
420,000	Lebanon PA Auth Swr Rev Ref Green Bond, BAM	4.00%	12/15/30	438,690
3,000,000	Lehigh Cnty PA Indl Dev Auth Ref Ppl Elec Util Corp Proj Remk, Ser A	3.00%	09/01/29	2,960,211
500,000	Maxatawny Twp PA Muni Auth Rev Diakon Lutheran Social Ministries Proj, Ser A	5.00%	01/01/41	480,678
1,090,000	Mechanicsburg PA Area Sch Dist, Ser A	4.00%	03/01/38	1,106,501
300,000	Mifflinburg PA Area Sch Dist Ref, Ser A	4.00%	06/15/35	313,088
550,000	Mifflinburg PA Area Sch Dist Ref, Ser A	4.00%	06/15/36	570,291
610,000	Mifflinburg PA Area Sch Dist Ref, Ser A	4.00%	06/15/38	624,054
1,000,000	Montgomery Cnty PA Hgr Edu & Hlth Auth Ref Thomas Jefferson Univ Proj	4.00%	09/01/34	1,015,166
1,000,000	Montgomery Cnty PA Hgr Edu & Hlth Auth Ref Thomas Jefferson Univ Proj	4.00%	09/01/35	1,007,954
2,000,000	Montgomery Cnty PA Hgr Edu & Hlth Auth Ref Thomas Jefferson Univ Proj	4.00%	09/01/44	1,879,651
2,750,000	Montgomery Cnty PA Indl Dev Auth Exempt Facs Rev Var Constellation Energy Genration LLC Proj Ref, Ser A (Mandatory put 04/03/28)	4.10%	04/01/53	2,798,992
480,000	Montgomery Cnty PA Indl Dev Auth Ref Meadowood Sr Living Proj, Ser A	5.00%	12/01/26	489,268
100,000	Montgomery Cnty PA Indl Dev Auth Ref Waverly Heights Ltd Proj	4.00%	12/01/33	101,666
200,000	Montgomery Cnty PA Indl Dev Auth Ref Waverly Heights Ltd Proj	4.00%	12/01/34	202,519
580,000	Montgomery Cnty PA Indl Dev Auth Ref Waverly Heights Ltd Proj	5.00%	12/01/44	593,892
140,000	Northampton Cnty PA Gen Purp Auth Clg Rev Ref Moravian Clg	5.00%	10/01/25	142,961
225,000	Northampton Cnty PA Gen Purp Auth Clg Rev Ref Moravian Clg	5.00%	10/01/26	232,251
540,000	Northampton Cnty PA Gen Purp Auth Clg Rev Ref Moravian Clg	5.00%	10/01/31	560,363
1,800,000	Northampton Cnty PA Gen Purp Auth Hosp Rev Ref St Luke’s Univ Hlth Network Proj, Ser A	5.00%	08/15/28	1,903,753
500,000	PA St 2nd, Ser CR, AGM	4.00%	09/15/31	520,878
50,000	PA St Econ Dev Fin Auth Rev UPMC Rev, Ser B	4.00%	03/15/40	49,095
2,000,000	PA St Econ Dev Fing Auth T/E Priv Activity Rev the Penndot Major Bridges Package One Proj P3 Proj, AMT	5.25%	06/30/35	2,223,215
5,835,000	PA St Econ Dev Fing Auth T/E Priv Activity Rev the Penndot Major Bridges Package One Proj P3 Proj, AMT	5.25%	06/30/36	6,404,528
1,105,000	PA St Hgr Eductnl Facs Auth Rev Ref Drexel Univ	5.00%	05/01/34	1,158,862
2,810,000	PA St Hsg Fin Agy SF Mtge Rev Non Ace, Ser 123B	3.45%	10/01/32	2,766,550
880,000	PA St Hsg Fin Agy SF Mtge Rev Non Ace, Ser 125B, AMT	3.70%	10/01/47	840,784
5,410,000	PA St Hsg Fin Agy SF Mtge Rev, Ser 127B	3.55%	10/01/33	5,359,730
1,000,000	PA St Turnpike Commn Turnpike Rev Ref	5.00%	12/01/33	1,029,289
750,000	PA St Turnpike Commn Turnpike Rev Ref Subord First Series	5.00%	12/01/38	838,537
1,000,000	PA St Turnpike Commn Turnpike Rev Ref, Ser B	5.25%	12/01/41	1,119,944
545,000	PA St Turnpike Commn Turnpike Rev Ref, Ser B	5.25%	12/01/42	606,017
2,875,000	PA St Turnpike Commn Turnpike Rev Sub, Ser A, BAM	5.00%	12/01/44	3,067,396
550,000	PA St Turnpike Commn Turnpike Rev Subord, Ser A-1	5.00%	12/01/30	580,970
4,500,000	PA St Turnpike Commn Turnpike Rev, Subser A	4.00%	12/01/45	4,345,216
200,000	Parkland PA Sch Dist, Ser B	4.00%	02/01/34	211,177
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Pennsylvania (Continued)
$300,000	Parkland PA Sch Dist, Ser B	4.00%	02/01/35	$315,191
1,200,000	Philadelphia PA Arpt Rev Ref Priv Activity, AGM, AMT	4.00%	07/01/38	1,192,749
750,000	Philadelphia PA Arpt Rev Ref Priv Activity, AGM, AMT	4.00%	07/01/40	731,755
620,000	Philadelphia PA Auth for Indl Dev Chrt Sch Rev Mast Chrt Sch Proj	5.00%	08/01/40	626,714
375,000	Philadelphia PA Auth for Indl Dev Chrt Sch Rev Mast Chrt Sch Proj	5.00%	08/01/50	368,697
2,250,000	Philadelphia PA Auth for Indl Dev Chrt Sch Rev Philadelphia E&T Chrt High Sch, Ser A	4.00%	06/01/41	1,866,364
290,000	Philadelphia PA Gas Wks Rev Ref	5.00%	08/01/25	301,381
1,000,000	Philadelphia PA Gas Wks Rev Ref 1998 General Ordinance, 14th Ser	5.00%	10/01/29	1,056,088
2,000,000	Philadelphia PA Gas Wks Rev Ref 1998 General Ordinance, 14th Ser	5.00%	10/01/34	2,086,516
500,000	Philadelphia PA Ref, Ser A	5.00%	08/01/26	533,392
500,000	Philadelphia PA Ref, Ser A	5.00%	08/01/27	545,504
750,000	Philadelphia PA Ref, Ser A (Pre-refunded maturity 01/15/24)	5.25%	07/15/28	761,112
2,000,000	Philadelphia PA, Ser A	4.00%	05/01/41	1,967,163
3,260,000	Philadelphia PA, Ser B, BAM	5.00%	02/01/34	3,719,356
300,000	Pittsburgh PA Wtr & Swr Auth, Ser B, AGM	5.00%	09/01/32	344,880
205,000	Pittsburgh PA Wtr & Swr Auth, Ser B, AGM	5.00%	09/01/34	233,120
2,000,000	S Estrn PA Transprtn Auth Asset Impt Prog	5.25%	06/01/40	2,297,045
3,650,000	S Estrn PA Transprtn Auth Asset Impt Prog	5.25%	06/01/41	4,174,295
300,000	S Wayne Cnty PA Wtr & Swr Auth Wtr & Swr Rev Ref, BAM	4.00%	02/15/34	315,344
325,000	S Wayne Cnty PA Wtr & Swr Auth Wtr & Swr Rev Ref, BAM	4.00%	02/15/35	339,335
235,000	S Wayne Cnty PA Wtr & Swr Auth Wtr & Swr Rev Ref, BAM	4.00%	02/15/36	243,306
405,000	Southcentrl PA General Auth Rev Ref Hanover Hosp Inc	5.00%	12/01/23	408,290
390,000	Upper Darby PA Sch Dist, AGM	4.00%	04/01/31	415,827
250,000	Upper Darby PA Sch Dist, AGM	4.00%	04/01/34	263,561
300,000	Upper Darby PA Sch Dist, AGM	4.00%	04/01/35	314,257
250,000	Upper Darby PA Sch Dist, AGM	4.00%	04/01/36	259,646
200,000	Upper Darby PA Sch Dist, Ser A, BAM	4.00%	04/01/39	203,716
300,000	Upper Darby PA Sch Dist, Ser A, BAM	4.00%	04/01/40	302,824
300,000	Upper Darby PA Sch Dist, Ser A, BAM	4.00%	04/01/42	299,730
245,000	Upper Darby PA Sch Dist, Ser A, BAM	4.00%	04/01/43	243,524
105,000	W Cornwall Twp PA Muni Auth Ref Lebanon Vly Brethren Home Proj, Ser A	4.00%	11/15/28	100,072
135,000	W Cornwall Twp PA Muni Auth Ref Lebanon Vly Brethren Home Proj, Ser A	4.00%	11/15/29	127,333
215,000	W Cornwall Twp PA Muni Auth Ref Lebanon Vly Brethren Home Proj, Ser A	4.00%	11/15/36	185,606
1,970,000	Westmoreland Cnty PA Muni Auth Ref, BAM	5.00%	08/15/42	2,006,108
				122,437,309
	Puerto Rico – 0.8%
5,000,000	Puerto Rico Cmwlth Restructured, Ser A1	4.00%	07/01/33	4,586,334
6,558,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1	4.50%	07/01/34	6,576,682
429,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(f)	07/01/27	355,713
1,536,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(f)	07/01/31	1,045,333

See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Puerto Rico (Continued)
$3,500,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-2	4.33%	07/01/40	$3,263,075
				15,827,137
	Rhode Island – 0.3%
150,000	Providence RI Pub Bldgs Auth Rev, Ser B, AGM	5.00%	06/15/31	165,269
320,000	Providence RI Pub Bldgs Auth Rev, Ser B, AGM	5.00%	06/15/33	351,911
230,000	Providence RI Pub Bldgs Auth Rev, Ser B, AGM	5.00%	06/15/35	250,499
1,125,000	RI St Hlth & Eductnl Bldg Corp Rev Ref Hosp Fing Lifespan Oblig Grp	5.00%	05/15/29	1,157,951
1,460,000	RI St Hlth & Eductnl Bldg Corp Rev Ref Hosp Fing Lifespan Oblig Grp	5.00%	05/15/32	1,499,723
1,700,000	RI St Hlth & Eductnl Bldg Corp Rev Ref Hosp Fing Lifespan Oblig Grp	5.00%	05/15/39	1,713,268
				5,138,621
	South Carolina – 0.8%
2,250,000	Berkeley Cnty SC Assmnt Rev Nexton Impt Dist	4.25%	11/01/40	1,943,366
1,000,000	Greenville SC Hosp Sys Brd Hosp Facs Rev, Ser B	5.00%	05/01/30	1,015,819
1,310,000	Lancaster Cnty SC Assmnt Rev Ref Walnut Creek Impt Dist, Ser A-1	5.00%	12/01/26	1,312,639
1,000,000	Lancaster Cnty SC Assmnt Rev Ref Walnut Creek Impt Dist, Ser A-1	5.00%	12/01/31	1,000,758
1,000,000	SC St Jobs Econ Dev Auth Econ Dev Rev Ref The Woodlands at Furman	5.25%	11/15/47	935,903
1,075,000	SC St Jobs Econ Dev Auth Econ Dev Rev Woodlands at Furman Proj, Ser A	5.00%	11/15/54	931,713
30,000	SC St Jobs Econ Dev Auth Hosp Rev Ref Palmetto Hlth, Ser A	5.00%	08/01/23	30,127
2,375,000	SC St Pub Svc Auth Rev Ref Santee Cooper, Ser C, AGM	5.50%	12/01/39	2,706,775
2,000,000	SC St Pub Svc Auth Rev Ref Santee Cooper, Ser C, AGM	5.50%	12/01/40	2,265,689
1,995,000	SC St Pub Svc Auth Rev Ref Santee Cooper, Ser C, AGM	5.50%	12/01/42	2,239,307
355,000	SC St Pub Svc Auth Rev Ref, Ser A	4.00%	12/01/35	356,512
				14,738,608
	South Dakota – 0.2%
1,000,000	Lincoln Cnty SD Econ Dev Rev Ref Augustana Clg Assoc Proj, Ser A	4.00%	08/01/51	814,002
510,000	SD St Brd of Rgts Hsg & Auxiliary Fac Sys Rev	5.00%	04/01/31	541,998
505,000	SD St Brd of Rgts Hsg & Auxiliary Fac Sys Rev	5.00%	04/01/32	535,169
1,000,000	SD St Brd of Rgts Hsg & Auxiliary Fac Sys Rev Ref Hsg & Auxiliary Facs Sys	5.00%	04/01/30	1,082,355
420,000	SD St Brd of Rgts Hsg & Auxiliary Fac Sys Rev, Ser B	5.00%	04/01/29	430,560
105,000	SD St Hlth & Eductnl Facs Auth Ref Sanford Oblig Grp	5.00%	11/01/35	109,037
200,000	SD St Hlth & Eductnl Facs Auth Ref Westhills Vlg Retmnt Cmnty Issue	3.00%	09/01/28	192,563
640,000	SD St Hlth & Eductnl Facs Auth Ref Westhills Vlg Retmnt Cmnty Issue	3.00%	09/01/32	587,559
				4,293,243
	Tennessee – 1.6%
250,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Ref Commonspirit Hlth, Ser A-1	5.00%	08/01/34	268,422
200,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Ref Commonspirit Hlth, Ser A-1	4.00%	08/01/37	197,222
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Tennessee (Continued)
$825,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Ref Commonspirit Hlth, Ser A-2	5.00%	08/01/34	$885,794
2,500,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Ref Commonspirit Hlth, Ser A-2	5.00%	08/01/44	2,582,511
325,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Ref Stdt Hsg CDFI Phase I	5.00%	10/01/23	325,927
2,500,000	Lewisburg TN Indl Dev Brd Sol Wst Disp Rev Var Ref Waste Mgmt TN Proj Remk, AMT (Mandatory put 08/01/23)	3.88%	07/02/35	2,500,000
865,000	Met Govt Nashville & Davidson Cnty TN Elec Rev Sys, Ser A	5.00%	05/15/35	938,437
1,385,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Ref Lipscomb Univ Proj, Ser A	5.00%	10/01/29	1,416,534
600,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Ref Trevecca Nazarene Univ Proj	5.00%	10/01/29	619,414
400,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Ref Trevecca Nazarene Univ Proj	5.00%	10/01/34	413,545
700,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Ref Trevecca Nazarene Univ Proj	5.00%	10/01/39	703,004
3,000,000	Met Govt Nashville & Davidson Cnty TN, Ser A	4.00%	01/01/37	3,150,080
600,000	Met Nashville TN Arpt Auth Arpt Rev, Ser B, AMT	5.25%	07/01/35	677,597
750,000	Met Nashville TN Arpt Auth Arpt Rev, Ser B, AMT	5.50%	07/01/38	844,549
4,000,000	TN Energy Acq Corp Cmdy Proj Rev, Ser A (Mandatory put 11/01/31)	5.00%	05/01/52	4,236,388
5,435,000	TN St Energy Acq Corp Gas Rev Proj, Ser A (Mandatory put 05/01/23)	4.00%	05/01/48	5,435,000
5,000,000	TN St Sch Bond Auth Hgr Eductnl Facs 2nd Prog Ref, Ser B (Pre-refunded maturity 11/01/25)	5.00%	11/01/45	5,260,143
				30,454,567
	Texas – 7.1%
415,000	Arlington TX Hgr Edu Fin Corp Edu Rev	5.00%	08/15/33	466,020
525,000	Arlington TX Hgr Edu Fin Corp Edu Rev	5.00%	08/15/34	594,228
565,000	Arlington TX Hgr Edu Fin Corp Edu Rev	4.00%	08/15/35	581,428
1,645,000	Arlington TX Hgr Edu Fin Corp Edu Rev Ref Legacy Trad Schs TX Proj, Ser A	4.13%	02/15/41	1,255,169
2,000,000	Arlington TX Hsg Fin Corp Mf Hsg Rev Var 6900 Matlok Road (Mandatory put 04/01/27)	4.50%	04/01/41	2,053,447
450,000	Austin TX Arpt Sys Rev, AMT	5.00%	11/15/33	457,543
350,000	Austin TX Arpt Sys Rev, AMT	5.00%	11/15/35	388,123
3,150,000	Austin TX Arpt Sys Rev, Ser B, AMT	5.00%	11/15/37	3,353,657
2,630,000	Austin TX Elec Util Sys Rev Ref (g)	5.00%	11/15/41	2,969,586
3,735,000	Austin TX Ref	3.15%	09/01/28	3,763,694
4,000,000	Austin TX Wtr & Wstwtr Sys Rev Ref	5.00%	11/15/42	4,237,248
910,000	Bexar Cnty Tx Rev Ref Tax Exempt Venue Proj	4.00%	08/15/38	914,605
600,000	Brd of Managers TX Jt Guadalupe Cnty City of Seguin Hosp Mtg Ref	5.00%	12/01/24	599,566
305,000	Celina TX Spl Assmnt Rev Ref the Lakes at Mustang Ranch Pub Impt Dt Phase #1 Proj, BAM	4.00%	09/01/29	316,026
350,000	Centrl TX Regl Mobility Auth Rev Ref	5.00%	01/01/27	366,333
850,000	Centrl TX Regl Mobility Auth Rev Sr Lien, Ser A (Pre-refunded maturity 07/01/25)	5.00%	01/01/29	886,839
130,000	Centrl TX Regl Mobility Auth Rev, Ser B	5.00%	01/01/35	144,600
700,000	Centrl TX Regl Mobility Auth Rev, Ser B	5.00%	01/01/38	758,589
445,000	Centrl TX Regl Mobility Auth Rev, Ser B	5.00%	01/01/39	479,263
600,000	Centrl TX Regl Mobility Auth Rev, Ser B	4.00%	01/01/40	586,402
640,000	Centrl TX Regl Mobility Auth Rev, Ser B	4.00%	01/01/41	620,398

See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$500,000	Clifton TX Hgr Edu Fin Corp Edu Rev Idea Pub Schs	5.00%	08/15/32	$500,689
645,000	Clifton TX Hgr Edu Fin Corp Edu Rev, Ser A	4.00%	12/01/25	636,202
415,000	Corpus Christi TX Util Sys Rev Junior Lien, Ser B	5.00%	07/15/35	482,115
1,300,000	Dallas TX Area Rapid Transit Sales Tax Rev Ref, Ser A	4.00%	12/01/34	1,377,468
490,000	Dallas TX Hotel Occupancy Tax Rev Ref	4.00%	08/15/37	483,793
4,350,000	Dallas-Fort Worth TX Intl Arpt Rev Ref, Ser A	4.00%	11/01/36	4,457,923
500,000	El Paso TX Ref, Ser A	4.00%	08/15/36	514,094
505,000	Gainesville TX CTFs Oblig	5.00%	02/15/36	575,544
535,000	Gainesville TX CTFs Oblig	5.00%	02/15/37	604,460
1,170,000	Galveston Cnty TX Muni Util Dist #54 Ref	2.50%	12/01/31	1,016,632
1,750,000	Galveston TX Indep Sch Dist	5.00%	02/01/37	1,944,149
1,000,000	Harris Cnty TX Cultural Edu Facs Fin Corp Med Facs Rev Ref Baylor Clg of Med	4.00%	11/15/30	1,026,995
1,100,000	Harris Cnty TX Ref Sr Lien Toll Road, Ser B	5.00%	08/15/36	1,132,023
2,600,000	Harris Cnty TX Ref Sr Lien, Ser A	5.00%	08/15/36	2,716,135
2,000,000	Harris Cnty TX Toll Road Rev Ref, Ser A	3.00%	08/15/37	1,754,183
1,500,000	Hidalgo Cnty TX Regl Mobility Auth Toll & Vehcl Registration Sr Lien, Ser A	4.00%	12/01/37	1,391,757
1,770,000	Houston TX Arpt Sys Rev Ref United Airls Inc Terminal E Proj, Ser A, AMT	5.00%	07/01/27	1,788,065
2,750,000	Houston TX Arpt Sys Rev Ref United Airls Inc Terminal Impt Proj, Ser B-2, AMT	5.00%	07/15/27	2,778,551
2,500,000	Houston TX Arpt Sys Rev Sub, Ser A, AMT	4.00%	07/01/39	2,464,630
250,000	Houston TX Arpt Sys Rev Sub, Ser A, AMT	4.00%	07/01/40	243,918
750,000	Houston TX Arpt Sys Rev United Airlines Inc Terminal E Proj, Ser A, AMT	4.00%	07/01/41	650,954
2,000,000	Houston TX Arpt Sys Rev United Airls Inc Terminal Impt Proj, Ser B-1, AMT	4.00%	07/15/41	1,735,522
1,000,000	Houston TX Hotel Occupancy Tax & Spl Rev Ref Convention & Entertainment Facs Dept	5.00%	09/01/32	1,098,659
1,000,000	Houston TX Util Sys Rev Ref 1st Lien Subord, Ser D	5.00%	11/15/29	1,057,146
225,000	Imperial Redev Dist TX, BAM	4.50%	05/01/26	233,695
225,000	Imperial Redev Dist TX, BAM	4.50%	05/01/27	236,632
675,000	Justin TX Spl Assmnt Rev Timberbrook Pub Imp Dt #1 Imp Area #2 Proj (c)	3.38%	09/01/41	532,798
500,000	Kyle TX Spl Assmnt Rev 6 Creeks Pid #1 (c)	4.63%	09/01/39	476,471
430,000	La Vernia TX Hgr Edu Fin Corp Edu Rev Meridian World Sch (c)	4.35%	08/15/25	435,597
410,000	La Vernia TX Hgr Edu Fin Corp Edu Rev Meridian World Sch, Ser A (c)	4.20%	08/15/25	414,786
1,250,000	Laredo TX Cmnty Clg Dist Combined Fee Rev Ref, BAM	4.00%	08/01/33	1,282,022
1,290,000	Leander TX Spl Assmnt Rev Crystal Springs Pub Impt Dist Proj Accd Inv (c)	5.13%	09/01/38	1,289,798
1,000,000	Leonard TX Indep Sch Dist, BAM	5.00%	02/15/42	1,097,965
500,000	Liberty Hill TX Indep Sch Dist Ref	5.00%	08/01/30	534,676
3,795,000	Liberty Hill TX Indep Sch Dist Ref, Ser A	5.00%	02/01/36	4,387,885
700,000	Lower CO River TX Auth Trans Contract Rev Ref Lcra Trans Svcs Corp Proj	5.00%	05/15/33	740,164
400,000	Lower Colorado River TX Auth Trans Contract Rev Ref LCRA Trans Svcs Corp Proj	5.00%	05/15/37	424,651
610,000	Lower Colorado River TX Auth Trans Contract Rev Ref LCRA Trans Svcs Corp Proj	5.00%	05/15/38	645,960
1,000,000	Lower Colorado River TX Auth Trans Contract Rev Ref LCRA Trans Svcs Corp Proj	5.00%	05/15/40	1,053,297
370,000	Mission TX CTFs Oblig, AGM	5.00%	02/15/30	403,541
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$4,000,000	Mission TX Econ Dev Corp Sol Wst Disp Rev Var Rep Svcs Inc Proj Remk, Ser A, AMT (Mandatory put 08/01/23)	3.50%	05/01/50	$4,000,000
1,570,000	N Fort Bend TX Wtr Auth Wtr Sys Rev Ref, BAM	3.00%	12/15/35	1,462,436
700,000	N Parkway Muni Mgmt Dist #1 TX Contract Rev Legacy Hills Pub Impt Dt Phase #1A-1B Impts (c)	4.25%	09/15/51	595,453
2,003,000	N Parkway Muni Mgmt Dist #1 TX Spl Assmnt Rev Major Impts Proj (c)	4.75%	09/15/41	1,887,817
2,250,000	N TX Tollway Auth Rev Ref 2nd Tier, Ser B	5.00%	01/01/31	2,359,301
1,000,000	N TX Tollway Auth Rev Ref First Tier Bonds, Ser A	5.25%	01/01/38	1,134,298
5,950,000	N TX Tollway Auth Rev Ref First Tier Bonds, Ser A	4.00%	01/02/38	6,011,511
1,525,000	N TX Tollway Auth Rev Ref Sys Second Tier, Ser B	5.00%	01/01/31	1,541,569
250,000	N TX Tollway Auth Rev Ref, Ser A	5.00%	01/01/33	261,983
1,415,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Longhorn Vlg Proj	5.00%	01/01/31	1,378,890
1,200,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Longhorn Vlg Proj	5.00%	01/01/32	1,160,600
2,000,000	New Hope Cultural Edu Facs Fincorp TX Edu Rev Ref Jubilee Acad Ctr (c)	4.00%	08/15/36	1,702,769
505,000	Newark Hgr Edu Fin Corp TX Edu Rev Hughen Ctr Inc Proj, Ser A	5.00%	08/15/32	575,950
4,710,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Methodist Hosp of Dallas Proj	4.00%	10/01/41	4,721,134
2,690,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Ref Baylor Scott & White Hlth Proj, Ser A	5.00%	11/15/45	2,760,114
750,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Ref Cook Children’s Med Ctr	4.00%	12/01/35	769,010
750,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Var Baylor Scott & White Hlth Proj, Ser F (Mandatory put 11/15/30)	5.00%	11/15/52	842,936
1,500,000	Tarrant Cnty TX Hosp Dist	5.25%	08/15/37	1,752,834
250,000	TX St Muni Gas Acq & Sply Corp III Gas Sply Rev Ref	5.00%	12/15/29	261,966
5,000,000	TX St Priv Activity Bond Surface Transprtn Corp Rev Ref Sr N Tarrant Express Managed Lanes Proj, Ser A	5.00%	12/31/34	5,344,877
2,450,000	TX St Priv Activity Bond Surface Transprtn Corp Rev Ref Sr N Tarrant Express Managed Lanes Proj, Ser A	5.00%	12/31/36	2,577,300
2,750,000	TX St Priv Activity Bond Surface Transprtn Corp Rev Segment 3C Proj, AMT	5.00%	06/30/58	2,759,794
2,510,000	TX St Transprtn Commn Central TX Turnpike Sys Rev Ref, Ser A	5.00%	08/15/39	2,709,876
865,000	TX St Transprtn Commn Central TX Turnpike Sys Rev Ref, Ser B	5.00%	08/15/37	880,669
785,000	TX St Wtr Dev Brd St Wtr Implementation Fund, Ser A	5.00%	04/15/30	865,338
250,000	TX St Wtr Dev Brd St Wtr Implementation Rev Fund for TX	4.00%	10/15/32	256,977
2,175,000	TX Wtr Dev Brd St Wtr Implementation Rev Fund Master Trust	5.00%	10/15/34	2,595,367
5,000,000	TX Wtr Dev Brd St Wtr Implementation Rev Fund Master Trust	4.70%	10/15/41	5,430,903
150,000	Univ of Houston TX Univ Revs Ref, Ser A	5.00%	02/15/26	159,095
1,560,000	Uptown Dev Auth TX Incr Contract Rev, Ser A	5.00%	09/01/36	1,593,055
500,000	Viridian TX Muni Mgmt Dist Ref Util Impt, BAM	6.00%	12/01/26	522,904
155,000	Viridian TX Muni Mgmt Dist Road Impt, BAM	5.00%	12/01/26	156,948
125,000	Viridian TX Muni Mgmt Dist Util Impt, BAM	5.00%	12/01/26	126,571
1,605,000	W Harris Cnty TX Regl Wtr Auth Wtr Sys Rev Ref, BAM	3.00%	12/15/36	1,404,796
				134,979,350
	Utah – 1.0%
4,400,000	Black Desert Pub Infra Dist Sr Bonds, Ser A (c)	4.00%	03/01/51	3,337,057
1,370,000	Grand Cnty Sch Dist Loc Bldg Auth UT, AGM	5.00%	12/15/30	1,434,288
1,400,000	Grand Cnty Sch Dist Loc Bldg Auth UT, AGM	5.00%	12/15/31	1,461,387
1,515,000	Grand Cnty Sch Dist Loc Bldg Auth UT, AGM	5.00%	12/15/32	1,580,654

See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Utah (Continued)
$4,000,000	Intermountain Pwr Agy UT Pwr Sply Rev Ref, Ser A	5.00%	07/01/42	$4,431,166
1,750,000	Military Installation Dev Auth UT Tax Allocation Rev, Ser A-1	4.00%	06/01/52	1,265,483
2,750,000	Military Installation Dev Auth UT Tax Allocation Rev, Ser A-2	4.00%	06/01/52	1,973,324
400,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Ref Quest Acdmy	5.00%	04/15/32	418,093
325,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Ref Quest Acdmy	5.00%	04/15/37	334,176
1,590,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Wallace Stegner Acdmy Proj, Ser A (c)	5.00%	06/15/49	1,413,991
750,000	UT St Telecommunication Open Infra Agy Sales Tax Ref	5.25%	06/01/33	887,158
1,145,000	UT St Transit Auth Sales Tax Rev Ref Sub, Ser A (Pre-refunded maturity 06/15/25)	5.00%	06/15/35	1,196,713
				19,733,490
	Vermont – 0.3%
550,000	Burlington VT Ref Lakeview Garage Proj, Ser A, COPS	5.00%	12/01/24	566,023
745,000	VT St Econ Dev Auth Mtge Rev Ref Wake Robin Corp Proj, Ser A	5.00%	05/01/25	744,859
585,000	VT St Econ Dev Auth Mtge Rev Ref Wake Robin Corp Proj, Ser A	5.00%	05/01/26	584,034
2,000,000	VT St Econ Dev Auth Solid Wst Disp Rev Var Casella Waste Sys Inc Remk, AMT (Mandatory put 04/03/28) (c)	4.63%	04/01/36	1,971,849
2,500,000	VT St Eductnl & Hlth Bldgs Fing Agy Rev Ref Univ of VT Med Ctr, Ser A	5.00%	12/01/33	2,631,202
				6,497,967
	Virginia – 1.3%
2,000,000	Botetourt Cnty VA Rsdl Care Fac Rev Ref Glebe Inc, Ser A	6.00%	07/01/44	1,987,955
1,000,000	Chesapeake VA Hosp Auth Hosp Fac Rev Ref Chesapeake Regl Med Ctr	4.00%	07/01/35	1,025,160
1,365,000	Fairfax Cnty VA Econ Dev Auth Fac Rev Green Bond Cnty Fac Proj, Ser A	5.00%	10/01/39	1,536,330
4,590,000	Loudoun Cnty VA, Ser A	4.00%	12/01/41	4,653,917
1,100,000	Norfolk VA Redev & Hsg Auth Rev Ft Norfolk Retmnt Cmnty Harbors Edge Proj, Ser A	4.00%	01/01/29	1,003,506
5,595,000	Richmond VA Pub Util Rev, Ser A	4.00%	01/15/38	5,725,873
200,000	VA Clg Bldg Auth Eductnl Facs Rev Ref Regent Univ Proj	4.00%	06/01/36	186,857
350,000	VA Clg Bldg Auth Eductnl Facs Rev Ref Regent Univ Proj	4.00%	06/01/46	296,130
2,000,000	VA St Pub Bldg Auth Pub Facs Rev, Ser C, AMT	5.00%	08/01/33	2,110,791
1,000,000	VA St Res Auth Infra Rev Ref Infra VA Pooled Fing Prog, Ser C	4.00%	11/01/33	1,035,920
750,000	VA St Small Busn Fing Auth Rsdl Fac Care Rev Ref Lifespire of VA	4.00%	12/01/31	699,655
1,570,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Ref Westminster Canterbury on Chesapeake Bay	5.00%	09/01/32	1,572,803
1,000,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Ref Westminster Canterbury on Chesapeake Bay	5.00%	09/01/35	980,998
275,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Ref Westminster Canterbury on Chesapeake Bay	5.00%	09/01/36	265,635
1,185,000	Wstrn VA Regl Jail Auth Regl Jail Facs Rev Prerefunded Ref (Pre-refunded maturity 12/01/26)	5.00%	12/01/34	1,276,196
1,180,000	Wstrn VA Regl Jail Auth Regl Jail Facs Rev Unrefunded Ref	5.00%	12/01/34	1,253,808
				25,611,534
	Washington – 2.7%
1,235,000	Benton Cnty WA Pub Util Dist #1 Ref	4.00%	11/01/36	1,261,446
1,250,000	Centrl Puget Sound WA Regl Transit Auth Sales & Use Tax Green Bond Ref & Impt, Ser S-1 (Pre-refunded maturity 11/01/25)	5.00%	11/01/35	1,316,582
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Washington (Continued)
$945,000	Centrl Puget Sound WA Regl Transit Auth Sales Tax & Motor Ve Green Bond, Ser S-1	5.00%	11/01/31	$1,016,110
1,250,000	Energy NW WA Elec Rev Ref Columbia Generating Sys, Ser A	5.00%	07/01/38	1,287,458
1,500,000	FYI Properties WA Lease Rev Ref Green Bond WA Dis Proj	5.00%	06/01/38	1,614,461
530,000	Kalispel Tribe of Indians Priority Dist WA Rev, Ser A (c)	5.00%	01/01/32	547,151
585,000	Pierce Cnty WA Sch Dist #403 Bethel	5.00%	12/01/36	653,725
2,445,000	Port of Seattle WA Rev Ref Intermediate Lein Priv Activity, Ser C, AMT	5.00%	08/01/33	2,726,205
1,725,000	Port of Seattle WA Rev Ref Intermediate Lein Priv Activity, Ser C, AMT	5.00%	08/01/46	1,819,389
5,000,000	Port of Seattle WA Rev Ref Intermediate Lien Priv Activity, Ser C, AMT	5.00%	08/01/39	5,376,969
1,895,000	Port of Seattle WA Rev Ref Intermediate Lien, Ser B, AMT	5.00%	08/01/35	2,102,962
2,315,000	Port of Seattle WA Rev Ref Intermediate Lien, Ser B, AMT	5.00%	08/01/37	2,520,447
2,000,000	Port of Seattle WA Rev Ref Intermediate Lien, Ser B, AMT	5.00%	08/01/39	2,166,015
500,000	Snohomish Cnty WA Hsg Auth	5.00%	04/01/34	547,164
1,760,000	WA St Convention Ctr Pub Facs Dist Sub	4.00%	07/01/58	1,457,210
3,240,000	WA St Convention Ctr Pub Facs Dist Sub for Exchange Pur Green Bond 2021 1st Priority, Ser B	4.00%	07/01/58	2,677,994
525,000	WA St Hgr Edu Facs Auth Seattle Univ Proj Rev	4.00%	05/01/45	497,157
305,000	WA St Hlthcare Facs Auth Seattle Cancer Care Alliance (c)	5.00%	12/01/28	332,019
450,000	WA St Hlthcare Facs Auth Seattle Cancer Care Alliance (c)	5.00%	12/01/32	500,669
2,100,000	WA St Hsg Fin Commn Nonprofit Hsg Rev Heron’s Key, Ser A (Pre-refunded maturity 07/01/25) (c)	7.00%	07/01/45	2,259,184
50,000	WA St Hsg Fin Commn Nonprofit Hsg Rev Ref Emerald Heights Proj	5.00%	07/01/28	50,118
2,430,401	WA St Hsg Fin Commn Social Ctf, Ser A-1	3.50%	12/20/35	2,282,865
3,000,000	WA St Various Purp, Ser A	5.50%	08/01/29	3,015,996
2,000,000	WA St Various Purp, Ser D	5.00%	02/01/35	2,024,842
4,000,000	WA St, Ser A-3 Bid Grp 3	5.00%	08/01/45	4,444,267
4,000,000	WA St, Ser B	5.00%	02/01/36	4,113,966
2,000,000	WA St, Ser C	5.00%	02/01/42	2,220,311
				50,832,682
	West Virginia – 0.4%
5,000,000	Kanawha Cnty WV Cnty Commn Stdt Hsg Rev WV Univ Fndtn Proj (Pre-refunded maturity 07/01/23) (c)	6.75%	07/01/45	5,026,550
1,000,000	S Charleston WV Spl Dist Excise Tax Ref S Charleston Park Place Proj, Ser A (c)	4.25%	06/01/42	795,759
1,000,000	WV St Econ Dev Auth Sol Wst Disp Facs Var Sr Arch Res Proj, AMT (Mandatory put 07/01/25)	5.00%	07/01/45	1,001,987
				6,824,296
	Wisconsin – 2.1%
825,000	Fond Du Lac WI Sch Dist, Ser A, BAM	4.00%	04/01/35	858,550
1,255,000	Fond Du Lac WI Sch Dist, Ser A, BAM	4.00%	04/01/36	1,295,830
1,375,000	Pub Fin Auth WI Chrt Sch Rev Eno River Acdmy Proj, Ser A (c)	5.00%	06/15/54	1,228,110
500,000	Pub Fin Auth WI Chrt Sch Rev Founders of Acdmy Las Vegas Proj, Ser A (c)	5.00%	07/01/40	464,027
1,240,000	Pub Fin Auth WI Chrt Sch Rev Ltd American Prep Acdmy Las Vegas Proj, Ser A (c)	4.20%	07/15/27	1,183,285
1,250,000	Pub Fin Auth WI Chrt Sch Rev Ltd American Prep Acdmy Las Vegas Proj, Ser A (c)	5.13%	07/15/37	1,153,064
2,000,000	Pub Fin Auth WI Edu Rev Coral Acdmy of Science Las Vegas, Ser A	4.00%	07/01/51	1,638,622

See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Wisconsin (Continued)
$1,285,000	Pub Fin Auth WI Edu Rev Ref Mountain Island Chrt Sch Ltd	4.00%	07/01/27	$1,279,468
1,730,000	Pub Fin Auth WI Edu Rev Ref Mountain Island Chrt Sch Ltd	5.00%	07/01/37	1,738,554
2,000,000	Pub Fin Auth WI Edu Rev Ref Mountain Island Chrt Sch Ltd	5.00%	07/01/52	1,961,646
1,275,000	Pub Fin Auth WI Edu Rev Triad Eductnl Sers Inc, Ser A	4.00%	06/15/41	1,087,684
425,000	Pub Fin Auth WI Eductnl Rev Piedmont Cmnty Chrt Sch	5.00%	06/15/34	445,878
1,000,000	Pub Fin Auth WI Exempt Facs Rev Ref Celanese Proj, Ser B, AMT	5.00%	12/01/25	1,015,669
1,250,000	Pub Fin Auth WI Hosp Rev Ref Renown Regl Med Ctr Proj, Ser A	4.00%	06/01/35	1,240,644
2,000,000	Pub Fin Auth WI Hosp Rev Ref Renown Regl Med Ctr Proj, Ser A	4.00%	06/01/39	1,877,546
600,000	Pub Fin Auth WI Retmnt Cmntys Rev Acts Retmnt Life Cmntys Inc Oblig Grp, Ser A	4.00%	11/15/37	526,621
1,450,000	Pub Fin Auth WI Retmnt Fac Rev Ref Penick Vlg Oblig Grp (c)	5.00%	09/01/49	1,108,928
1,000,000	Pub Fin Auth WI Retmnt Fac Rev Southminster (c)	5.00%	10/01/43	864,125
2,000,000	Pub Fin Auth WI Rev Green Bond Fargo Moorhead Met Area Flood Mgmnt, AMT	4.00%	03/31/56	1,607,471
1,500,000	Pub Fin Auth WI Rev Sr Proton Intl AR LLC, Ser A (c)	6.50%	01/01/41	1,200,330
600,000	Pub Fin Auth WI Rev TX Biomedical Rsrch Institute Proj, Ser A	4.00%	06/01/37	570,817
535,000	Pub Fin Auth WI Rev TX Biomedical Rsrch Institute Proj, Ser A	4.00%	06/01/38	502,060
1,595,000	Pub Fin Auth WI Stdt Hsg Rev Nc A&T Real Estate Fdtn LLC Proj, Ser B	5.00%	06/01/39	1,574,130
1,300,000	WI St Gen Fund Annual Approp Rev Ref, Ser B (Pre-refunded maturity 06/01/26)	5.00%	05/01/34	1,387,332
750,000	WI St Hlth & Eductnl Facs Auth Rev Bellin Memorial Hosp Inc, Ser A	5.00%	12/01/39	804,218
100,000	WI St Hlth & Eductnl Facs Auth Rev Marshfield Clinic Hlth Sys, Ser A	4.00%	02/15/36	100,190
3,650,000	WI St Hlth & Eductnl Facs Auth Rev Ref Ascension Hlth Credit Grp, Ser A	5.00%	11/15/36	3,789,883
1,780,000	WI St Hlth & Eductnl Facs Auth Rev Ref Beloit Hlth Sys Inc	4.00%	07/01/36	1,791,784
1,175,000	WI St Hlth & Eductnl Facs Auth Rev Ref Prohealth Care Oblig Grp	5.00%	08/15/31	1,203,944
175,000	WI St Hlth & Eductnl Facs Auth Rev Ref Prohealth Care Oblig Grp	5.00%	08/15/33	178,816
700,000	WI St Hlth & Eductnl Facs Auth Rev Ref Rogers Memorial Hosp Inc, Ser A	5.00%	07/01/44	720,804
435,000	WI St Hlth & Eductnl Facs Auth Rev St Johns Cmntys Inc Proj, Ser A (Pre-refunded maturity 09/15/23)	5.00%	09/15/30	437,558
2,000,000	WI St Ref, Ser 3	4.00%	11/01/34	2,083,424
				38,921,012
	Wyoming – 0.2%
1,750,000	Consol Muni Elec Pwr Sys WY Jt Pwrs Brd Sys Jt Pwrs Brd Ref Electrical Sys Proj	5.25%	06/01/38	1,977,221
1,000,000	Consol Muni Elec Pwr Sys WY Jt Pwrs Brd Sys Jt Pwrs Brd Ref Electrical Sys Proj	5.25%	06/01/39	1,123,483
				3,100,704
Total Investments – 98.4%	1,863,962,680
(Cost $1,901,534,100)
Net Other Assets and Liabilities – 1.6%	29,481,553
Net Assets – 100.0%	$1,893,444,233
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Futures Contracts (See Note 2D - Futures Contracts in the Notes to Financial Statements):
Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
10-Year U.S. Treasury Notes	Short	243	Jun 2023	$ (27,994,359)	$(888,469)
Ultra 10-Year U.S. Treasury Notes	Short	598	Jun 2023	(72,628,969)	(2,124,469)
				$(100,623,328)	$(3,012,938)

(a)	Variable Rate Demand bond. Interest rate is reset periodically by the agent based on current market conditions.
(b)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(c)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by the Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2023, securities noted as such amounted to $116,021,235 or 6.1% of net assets.
(d)	This issuer is in default.
(e)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Note 2C - Restricted Securities in the Notes to Financial Statements).
(f)	Zero coupon bond.
(g)	When-issued security. The interest rate shown reflects the rate in effect at April 30, 2023. Interest will begin accruing on the security’s first settlement date.

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BANS	Bond Anticipation Notes
CABS	Capital Appreciation Bonds
COPS	Certificates of Participation
GARVEE	Grant Anticipation Revenue Vehicle
NATL-RE	National Public Finance Guarantee Corp.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
ASSETS TABLE
	Total Value at 4/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$ 1,863,962,680	$ —	$ 1,863,962,680	$ —

LIABILITIES TABLE
	Total Value at 4/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts**	$ (3,012,938)	$ (3,012,938)	$ —	$ —

*	See Portfolio of Investments for state and territory breakout.
**	Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day’s variation margin is presented on the Statement of Assets and Liabilities.

See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Statement of Assets and Liabilities
April 30, 2023 (Unaudited)
ASSETS:
Investments, at value (Cost $1,901,534,100)	$ 1,863,962,680
Cash	9,725,587
Cash segregated as collateral for open futures contracts	2,400,552
Receivables:
Interest	25,692,192
Investment securities sold	8,912,376
Total Assets	1,910,693,387
LIABILITIES:
Payables:
Investment securities purchased	8,063,933
Fund shares redeemed	7,603,818
Investment advisory fees	1,018,997
Variation margin	562,406
Total Liabilities	17,249,154
NET ASSETS	$1,893,444,233
NET ASSETS consist of:
Paid-in capital	$ 2,080,665,931
Par value	373,000
Accumulated distributable earnings (loss)	(187,594,698)
NET ASSETS	$1,893,444,233
NET ASSET VALUE, per share	$50.76
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	37,300,002
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Statement of Operations
For the Six Months Ended April 30, 2023 (Unaudited)
INVESTMENT INCOME:
Interest	$ 33,365,352
Other	47,920
Total investment income	33,413,272
EXPENSES:
Investment advisory fees	6,138,939
Total expenses	6,138,939
Fees waived by the investment advisor	(939,126)
Net expenses	5,199,813
NET INVESTMENT INCOME (LOSS)	28,213,459
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(18,097,602)
Futures contracts	1,520,784
Net realized gain (loss)	(16,576,818)
Net change in unrealized appreciation (depreciation) on:
Investments	117,241,410
Futures contracts	(10,235,563)
Net change in unrealized appreciation (depreciation)	107,005,847
NET REALIZED AND UNREALIZED GAIN (LOSS)	90,429,029
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 118,642,488

See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Statements of Changes in Net Assets
	Six Months Ended 4/30/2023 (Unaudited)	Year Ended 10/31/2022
OPERATIONS:
Net investment income (loss)	$ 28,213,459	$ 48,947,788
Net realized gain (loss)	(16,576,818)	(108,248,928)
Net increase from payment by the advisor	—	5,130
Net change in unrealized appreciation (depreciation)	107,005,847	(237,070,854)
Net increase (decrease) in net assets resulting from operations	118,642,488	(296,366,864)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(28,397,652)	(48,226,078)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	187,450,485	434,158,734
Cost of shares redeemed	(142,062,941)	(725,159,348)
Net increase (decrease) in net assets resulting from shareholder transactions	45,387,544	(291,000,614)
Total increase (decrease) in net assets	135,632,380	(635,593,556)
NET ASSETS:
Beginning of period	1,757,811,853	2,393,405,409
End of period	$1,893,444,233	$1,757,811,853
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	36,350,002	42,350,002
Shares sold	3,750,000	8,100,000
Shares redeemed	(2,800,000)	(14,100,000)
Shares outstanding, end of period	37,300,002	36,350,002
See Notes to Financial Statements

First Trust Managed Municipal ETF (FMB)
Financial Highlights
For a share outstanding throughout each period
	Six Months Ended 4/30/2023 (Unaudited)	Year Ended October 31,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$ 48.36	$ 56.51	$ 55.40	$ 55.38	$ 51.75	$ 53.16
Income from investment operations:
Net investment income (loss)	0.74	1.20	1.13	1.23	1.35	1.35
Net realized and unrealized gain (loss)	2.41	(8.17)	1.12	0.05	3.67	(1.41)
Total from investment operations	3.15	(6.97)	2.25	1.28	5.02	(0.06)
Distributions paid to shareholders from:
Net investment income	(0.75)	(1.18)	(1.12)	(1.23)	(1.36)	(1.35)
Return of capital	—	—	(0.02)	(0.03)	(0.03)	—
Total distributions	(0.75)	(1.18)	(1.14)	(1.26)	(1.39)	(1.35)
Net asset value, end of period	$50.76	$48.36	$56.51	$55.40	$55.38	$51.75
Total return (a)	6.54%	(12.47)% (b)	4.06% (b)	2.33%	9.79%	(0.12)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 1,893,444	$ 1,757,812	$ 2,393,405	$ 1,714,485	$ 1,135,258	$ 455,371
Ratio of total expenses to average net assets	0.65% (c)	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net expenses to average net assets	0.55% (c)	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets	2.99% (c)	2.23%	1.99%	2.24%	2.53%	2.60%
Portfolio turnover rate (d)	17%	63%	9%	35%	26%	42%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. For some periods, the total returns would have been lower if certain fees had not been waived by the advisor.
(b)	During the fiscal years ended October 31, 2022 and 2021, the Fund received reimbursements from the advisor in the amounts of $5,130 and $4,688, respectively, each representing less than $0.01 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Managed Municipal ETF (FMB)
April 30, 2023 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund III (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of seventeen funds that are offering shares. This report covers the First Trust Managed Municipal ETF (the “Fund”), a diversified series of the Trust, which trades under the ticker “FMB” on The Nasdaq Stock Market LLC. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The primary investment objective of the Fund is to generate current income that is exempt from regular federal income taxes and its secondary objective is long term capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including investment borrowings) in municipal debt securities that pay interest that is exempt from regular federal income taxes. There can be no assurance that the Fund will achieve its investment objectives. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Municipal securities and other debt securities are fair valued on the basis of fair valuations provided by a third-party pricing service approved by the Advisor’s Pricing Committee, which may use the following valuation inputs when available:
1)	benchmark yields;
2)	reported trades;
3)	broker/dealer quotes;
4)	issuer spreads;
5)	benchmark securities;
6)	bids and offers; and
7)	reference data including market research publications.
Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a Fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.
Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Notes to Financial Statements (Continued)
First Trust Managed Municipal ETF (FMB)
April 30, 2023 (Unaudited)
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
1)	the credit conditions in the relevant market and changes thereto;
2)	the liquidity conditions in the relevant market and changes thereto;
3)	the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
4)	issuer-specific conditions (such as significant credit deterioration); and
5)	any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the “1933 Act”)) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the fundamental business data relating to the issuer;
2)	an evaluation of the forces which influence the market in which these securities are purchased and sold;
3)	the type, size and cost of the security;
4)	the financial statements of the issuer;
5)	the credit quality and cash flow of the issuer, based on the Advisor’s or external analysis;
6)	the information as to any transactions in or offers for the security;
7)	the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;
8)	the coupon payments;
9)	the quality, value and salability of collateral, if any, securing the security; and
10)	other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

Notes to Financial Statements (Continued)
First Trust Managed Municipal ETF (FMB)
April 30, 2023 (Unaudited)
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of April 30, 2023, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
C. Restricted Securities
The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of April 30, 2023, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.
Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
Brookstone CDD FL Spl Assmnt Rev CDD, 3.88%, 11/01/23	01/24/18	$95,000	$99.77	$95,000	$94,780	0.01%
IN St Fin Auth Rev Eductnl Facs Rock Creek Cmnty Acdmy Proj, Ser A, 5.25%, 07/01/28	09/04/18	700,000	99.81	704,653	698,696	0.04
IN St Fin Auth Rev Eductnl Facs Rock Creek Cmnty Acdmy Proj, Ser A, 5.88%, 07/01/38	09/04/18	1,000,000	100.32	1,003,184	1,003,213	0.05
				$1,802,837	$1,796,689	0.10%
D. Futures Contracts
The Fund may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in “Net realized gain (loss) on futures contracts” on the Statement of Operations.
Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked to market daily with the change in value recognized as a component of “Net change in unrealized appreciation (depreciation) on futures contracts” on the Statement of Operations. This daily fluctuation in the value of the contracts is also known as variation margin and is included in “Variation margin” payable or receivable on the Statement of Assets and Liabilities.
If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.
Restricted cash segregated as collateral for futures contracts in the amount of $2,400,552 is shown as “Cash segregated as collateral for open futures contracts” on the Statement of Assets and Liabilities.

Notes to Financial Statements (Continued)
First Trust Managed Municipal ETF (FMB)
April 30, 2023 (Unaudited)
E. Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid monthly by the Fund, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by the Fund during the fiscal year ended October 31, 2022, was as follows:
Distributions paid from:
Ordinary income	$174,605
Capital gains	—
Tax-exempt income	48,051,473
Return of capital	—
As of October 31, 2022, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$440,113
Accumulated capital and other gain (loss)	(122,643,308)
Net unrealized appreciation (depreciation)	(155,636,339)
F. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
In addition, the Fund intends to invest in such municipal securities to allow it to pay shareholders “exempt dividends” as defined in the Code.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2019, 2020, 2021, and 2022 remain open to federal and state audit. As of April 30, 2023, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2022, for federal income tax purposes, the Fund had $122,643,308 of capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2022, the Fund had no net ordinary losses.

Notes to Financial Statements (Continued)
First Trust Managed Municipal ETF (FMB)
April 30, 2023 (Unaudited)
As of April 30, 2023, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$1,901,534,100	$22,153,064	$(62,737,422)	$(40,584,358)
G. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (See Note 3).
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of the Fund’s assets and is responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250, which is covered under the annual unitary management fee. Effective November 1, 2022, the annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the schedule below.
Breakpoints
Fund net assets up to and including $2.5 billion	0.65000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.63375%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.61750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.60125%
Fund net assets greater than $10 billion	0.58500%
Prior to November 1, 2022, the Fund paid First Trust an annual unitary management fee equal to 0.65% of its average daily net assets.
Pursuant to a contractual agreement, First Trust waived management fees of 0.15% of average daily net assets until March 1, 2023. First Trust does not have the right to recover the fees waived. The Fee Waiver Agreement terminated on March 1, 2023. During the six months ended April 30, 2023, the Advisor waived fees of $939,126.
During the fiscal year ended October 31, 2022, the Fund received a payment from the Advisor of $5,130 in connection with a trade error.
The Trust has multiple service agreements with Brown Brothers Harriman & Co. (“BBH”). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BBH is responsible for custody of the Fund’s assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for the Fund.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in

Notes to Financial Statements (Continued)
First Trust Managed Municipal ETF (FMB)
April 30, 2023 (Unaudited)
connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended April 30, 2023, the cost of purchases and proceeds from sales of investments, excluding short term investments and in-kind transactions, were $396,299,767 and $311,425,409, respectively.
For the six months ended April 30, 2023, the Fund had no in-kind transactions.
5. Derivative Transactions
The following table presents the type of derivatives held by the Fund at April 30, 2023, the primary underlying risk exposure and the location of these instruments as presented on the Statement of Assets and Liabilities.
		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Futures contracts	Interest Rate Risk	Unrealized appreciation on futures contracts*	$ —	Unrealized depreciation on futures contracts*	$ 3,012,938
*Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day’s variation margin is presented on the Statement of Assets and Liabilities.
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended April 30, 2023, on derivative instruments, as well as the primary underlying risk exposure associated with each instrument.
Statement of Operations Location
Interest Rate Risk Exposure
Net realized gain (loss) on futures contracts	$1,520,784
Net change in unrealized appreciation (depreciation) on futures contracts	(10,235,563)
During the six months ended April 30, 2023, the notional value of futures contracts opened and closed were $598,450,129 and $621,597,802, respectively.
The Fund does not have the right to offset financial assets and liabilities related to futures contracts on the Statement of Assets and Liabilities.
6. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as “Creation Units.” Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation (“NSCC”) the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees,

Notes to Financial Statements (Continued)
First Trust Managed Municipal ETF (FMB)
April 30, 2023 (Unaudited)
stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before February 28, 2024.
8. Borrowings
The Trust, on behalf of the Fund, along with First Trust Series Fund and First Trust Exchange-Traded Fund IV has a $550 million Credit Agreement with The Bank of Nova Scotia (“Scotia”) as administrative agent for a group of lenders. Prior to March 1, 2023, the commitment amount was $305 million. Scotia charges a commitment fee of 0.25% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans, and an agency fee. First Trust allocates the commitment fee and agency fee amongst the funds that have access to the credit line. To the extent that the Fund accesses the credit line, there would also be an interest fee charged. The Fund did not have any borrowings outstanding during the six months ended April 30, 2023.
9. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
10. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there was the following subsequent event:
On May 23, 2023, the Advisor’s Pricing Committee approved changes to the Advisor’s Valuation Procedures for the First Trust Funds, including clarifications to certain pricing methodologies. These changes will be reflected in future reports’ Notes to Financial Statements.

Additional Information
First Trust Managed Municipal ETF (FMB)
April 30, 2023 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Defined Outcome Funds Risk. To the extent a fund’s investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any) may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor’s investment period. Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund’s share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period. Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified

Additional Information (Continued)
First Trust Managed Municipal ETF (FMB)
April 30, 2023 (Unaudited)
by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index or Model Constituent Risk. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund’s shares.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight Financing Rate (“SOFR”) will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

Additional Information (Continued)
First Trust Managed Municipal ETF (FMB)
April 30, 2023 (Unaudited)
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the U.S. has resumed “reasonably” normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund’s shares and result in increased market volatility. During any such events, a fund’s shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund’s shares may widen.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund’s ability to meet its investment objective. Although the funds and the funds’ investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
Preferred Securities Risk. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company’s capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer payment on the securities and, in some cases, redeem the securities prior to a specified date. Preferred securities may also be substantially less liquid than other securities, including common stock.
Valuation Risk. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions (sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots. If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities

Additional Information (Continued)
First Trust Managed Municipal ETF (FMB)
April 30, 2023 (Unaudited)
have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.
NOT FDIC INSURED	NOT BANK GUARANTEED	MAY LOSE VALUE
Liquidity Risk Management Program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund and each other fund in the First Trust Fund Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the “Program”) reasonably designed to assess and manage the funds’ liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. The Board of Trustees of the First Trust Funds has appointed First Trust Advisors L.P. (the “Advisor”) as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First Trust Liquidity Committee (the “Liquidity Committee”).
Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund’s portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds’ holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund’s net assets and establishes policies and procedures regarding redemptions in kind.
At the April 17, 2023 meeting of the Board of Trustees, as required by Rule 22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 17, 2022 through the Liquidity Committee’s annual meeting held on March 23, 2023 and assessed the Program’s adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Fund primarily holds assets that are highly liquid investments, the Fund has not adopted any highly liquid investment minimum.
As stated in the written report, during the review period, two funds breached the 15% limitation on illiquid investments for one day each, as a result of an unscheduled week-long closure of the stock exchange in Istanbul following devastating earthquakes in February, causing all Turkish equities to be re-classified as “illiquid” for one day.  Each fund filed a Form N-RN on the day after the breach occurred, and one day later after the breach was cured. No fund with a highly liquid investment minimum breached that minimum during the reporting period. The Advisor concluded that each fund’s investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

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First Trust Exchange-Traded Fund III
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

First Trust Exchange-Traded Fund III
First Trust Long/Short Equity ETF (FTLS)

Semi-Annual Report
For the Six Months Ended
April 30, 2023

First Trust Long/Short Equity ETF (FTLS)
Semi-Annual Report
April 30, 2023
Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund III (the “Trust”) described in this report (First Trust Long/Short Equity ETF; hereinafter referred to as the “Fund”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on the Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund’s performance and investment approach.
The statistical information that follows may help you understand the Fund’s performance compared to that of a relevant market benchmark.
It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Long/Short Equity ETF (FTLS)
Semi-Annual Letter from the Chairman and CEO
April 30, 2023
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for the First Trust Long/Short Equity ETF (the “Fund”), which contains detailed information about the Fund for the six months ended April 30, 2023.
It pleases me to write that on May 5, 2023, the World Health Organization officially declared that the coronavirus (“COVID-19”) pandemic no longer qualified as a global health emergency. While the virus officially no longer poses an immediate threat, its full impact on the world economy remains to be seen, in my opinion. Recall, if you will, those early days of the pandemic; companies sent workers home, consumers were afraid or unwilling to leave their homes, supply chains dried up, and grocery shelves were left bare. Hoping to provide relief to their constituents and to bolster economic activity, governments across the globe funneled trillions of dollars in stimulus directly into the hands of their citizens. Unfortunately, economist Milton Friedman’s age-old economic adage “there’s no such thing as a free lunch” still holds. As a result of the U.S. government stimulus, gross domestic product rebounded quickly, but so did inflation.
As many investors are aware, the Federal Reserve (the “Fed”) has been locked in a battle with stubbornly high inflation for several years now. Inflation, as measured by the trailing 12-month rate of change in the Consumer Price Index (“CPI”), surged from 1.4% on December 31, 2020, to 9.1% as of June 30, 2022. Since then, the trailing rate on the CPI has come down, but remains elevated. On April 30, 2023, the CPI stood at 4.9%, well above the Fed’s goal of 2.0%. Surging prices have not been restricted to the U.S. Headline inflation rates in each of the countries that make up the so-called Group of Ten (G-10) stand above the targets set by their central banks, according to data from Bloomberg.
From the Fed’s perspective, monetary policy is the most efficient means to combat rising prices. From December 31, 2020 through May 3, 2023, the Fed increased the Federal Funds target rate (upper bound) a total of ten times, raising the rate from 0.25% to 5.25%. As mentioned, tighter monetary policy resulted in a decrease in the CPI, but there have been casualties in the Fed’s battle with rising prices. The most recent banking turmoil is one example. Another is the spike in mortgage rates. According to Bankrate, the national average for a 30-year mortgage stood at just 2.87% on December 31, 2020. As of May 1, 2023, the average 30-year mortgage rate had surged to 6.88%. Not all the news is negative, however. Driven by a strong U.S. labor market, consumer spending remained robust in April 2023. Notably, American corporations added 253,000 jobs during the month, and the unemployment rate stood at a 53-year low. Bob Carey, Chief Market Strategist at First Trust, recently summed up the current situation, noting that “we’re not out of the woods yet.” That said, even the most difficult situations don’t last forever. In my opinion, like the COVID-19 pandemic, inflation, and the tighter monetary policy it ushered in, will pass with time.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Fund Performance Overview (Unaudited)
First Trust Long/Short Equity ETF (FTLS)
The First Trust Long/Short Equity ETF’s (the “Fund”) investment objective is to seek to provide investors with long-term total return. Under normal conditions, the Fund will expose at least 80% of its net assets (including investment borrowings) to U.S. exchange-listed equity securities and/or U.S. exchange-traded funds (“ETFs”) that provide exposure to U.S. exchange-listed equity securities. The Fund pursues its investment objective by establishing long and short positions in its portfolio of U.S. exchange-listed equity securities and ETFs. The Fund’s portfolio may include U.S. exchange-listed equity securities of non-U.S. issuers, including the securities of non-U.S. issuers traded on U.S. exchanges in the form of depositary receipts.
The Fund’s portfolio is composed of both long and short positions in equity securities and ETFs. As opposed to taking long positions in which an investor seeks to profit from increases in the price of a security, short selling is a technique that will be used by the Fund to try and profit from the falling price of a security. Short selling involves selling a security that has been borrowed from a third party with the intention of buying an identical security back at a later date to return to that third party.
Having both long and short positions in an equity security portfolio is a common way to create returns that are independent of market moves. One advantage of a long and short portfolio is that the long and short positions may offset one another in a manner that results in a lower net exposure to the direction of the market. In addition, cash balances arising from the use of short selling typically will be held in money market instruments.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 4/30/23	1 Year Ended 4/30/23	5 Years Ended 4/30/23	Inception (9/8/14) to 4/30/23	5 Years Ended 4/30/23	Inception (9/8/14) to 4/30/23
Fund Performance
NAV	6.55%	4.33%	6.64%	7.18%	37.93%	81.99%
Market Price	6.55%	4.35%	6.64%	7.18%	37.91%	82.06%
Index Performance
S&P 500® Index	8.63%	2.66%	11.45%	10.94%	71.93%	145.17%
Total returns for the period since inception are calculated from the inception date of the Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.
The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Prior to January 1, 2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund’s NAV was calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future performance.

Fund Performance Overview (Unaudited) (Continued)
First Trust Long/Short Equity ETF (FTLS)
Portfolio Sector Allocation	% of Total Investments – Long Positions
Information Technology	26.9%
Health Care	17.5
Consumer Staples	10.1
Industrials	9.8
Energy	8.4
Consumer Discretionary	7.8
Financials	6.7
Materials	6.0
Communication Services	5.1
Real Estate	1.7
Total	100.0%

Portfolio Sector Allocation	% of Total Investments Sold Short
Industrials	24.2%
Financials	15.2
Consumer Staples	9.9
Consumer Discretionary	9.9
Health Care	9.6
Communication Services	9.3
Materials	8.9
Information Technology	8.2
Energy	4.8
Total	100.0%
Top Ten Investments – Long Positions	% of Net Assets
Apple, Inc.	4.5%
Microsoft Corp.	3.2
Hershey (The) Co.	2.8
Centene Corp.	2.7
Workday, Inc., Class A	2.6
Dow, Inc.	2.6
Cisco Systems, Inc.	2.5
Cognizant Technology Solutions Corp., Class A	2.5
AT&T, Inc.	2.5
AbbVie, Inc.	2.2
Total	28.1%

Top Ten Investments Sold Short	% of Net Assets
Trade Desk (The), Inc., Class A	-0.9%
Dollar Tree, Inc.	-0.9
Walt Disney (The) Co.	-0.9
Kroger (The) Co.	-0.9
Air Products & Chemicals, Inc.	-0.8
Automatic Data Processing, Inc.	-0.8
General Dynamics Corp.	-0.8
Norfolk Southern Corp.	-0.8
Johnson Controls International PLC	-0.7
DuPont de Nemours, Inc.	-0.7
Total	-8.2%

Fund Allocation	% of Net Assets
Common Stocks	95.0%
Real Estate Investment Trusts	1.4
Master Limited Partnerships	1.0
Common Stocks Sold Short	(27.5)
Exchange-Traded Funds Sold Short	(1.1)
Real Estate Investment Trusts Sold Short	(0.1)
Net Other Assets and Liabilities*	31.3
Total	100.0%

*	Includes variation margin on futures contracts.

Fund Performance Overview (Unaudited) (Continued)
First Trust Long/Short Equity ETF (FTLS)

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Portfolio Management
First Trust Long/Short Equity ETF (FTLS)
Semi-Annual Report
April 30, 2023 (Unaudited)
Investment Advisor
First Trust Advisors L.P. (“First Trust”) is the investment advisor to First Trust Long/Short Equity ETF (the “Fund” or “FTLS”). In this capacity, First Trust is responsible for the selection and ongoing monitoring of the investments in the Fund’s portfolio and certain other services necessary for the management of the portfolio.
Portfolio Management Team
John Gambla – CFA, Senior Portfolio Manager of First Trust, Alternatives Investment Team
Rob A. Guttschow – CFA, Senior Portfolio Manager of First Trust, Alternatives Investment Team
The portfolio managers are primarily and jointly responsible for the day to day management of the Fund. Each portfolio manager has served in such capacity for the Fund since 2014.

First Trust Long/Short Equity ETF (FTLS)
Understanding Your Fund Expenses
April 30, 2023 (Unaudited)
As a shareholder of the First Trust Long/Short Equity ETF (the “Fund”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2023.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Annualized Expense Ratio Based on the Six-Month Period (a)	Expenses Paid During the Six-Month Period (a)(b)
First Trust Long/Short Equity ETF (FTLS)
Actual	$1,000.00	$1,065.50	1.47%	$7.53
Hypothetical (5% return before expenses)	$1,000.00	$1,017.50	1.47%	$7.35

(a)	Annualized expense ratio and expenses paid during the six-month period do not include fees and expenses of the underlying funds in which the Fund invests.
(b)	Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (November 1, 2022 through April 30, 2023), multiplied by 181/365 (to reflect the six-month period).

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments
April 30, 2023 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS – 95.0%
	Aerospace & Defense – 0.4%
6,925	Boeing (The) Co. (a)	$1,431,951
1,244	TransDigm Group, Inc.	951,660
		2,383,611
	Air Freight & Logistics – 0.4%
12,521	FedEx Corp.	2,852,033
	Automobile Components – 1.0%
131,032	BorgWarner, Inc.	6,306,570
	Automobiles – 0.7%
26,067	Tesla, Inc. (a)	4,283,069
	Banks – 0.9%
11,977	Citigroup, Inc.	563,757
30,395	Commerce Bancshares, Inc.	1,697,561
27,341	JPMorgan Chase & Co. (b)	3,779,620
		6,040,938
	Beverages – 2.3%
230,375	Monster Beverage Corp. (a) (b)	12,901,000
10,424	PepsiCo, Inc.	1,989,837
		14,890,837
	Biotechnology – 3.9%
90,256	AbbVie, Inc. (b)	13,639,487
35,416	Gilead Sciences, Inc.	2,911,550
27,208	Incyte Corp. (a)	2,024,547
19,158	Vertex Pharmaceuticals, Inc. (a) (b)	6,527,705
		25,103,289
	Broadline Retail – 1.5%
81,614	Amazon.com, Inc. (a) (b)	8,606,196
14,936	eBay, Inc.	693,479
		9,299,675
	Building Products – 2.7%
44,345	Allegion PLC	4,899,236
126,493	Carrier Global Corp.	5,289,937
65,909	Owens Corning	7,039,740
		17,228,913
	Capital Markets – 1.6%
33,904	Cboe Global Markets, Inc.	4,736,389
24,600	CME Group, Inc.	4,569,942
14,607	Tradeweb Markets, Inc., Class A	1,028,479
		10,334,810
	Chemicals – 4.3%
47,449	Corteva, Inc.	2,900,083
301,311	Dow, Inc. (b)	16,391,318
77,809	Eastman Chemical Co.	6,556,964
17,709	LyondellBasell Industries N.V., Class A	1,675,449
		27,523,814
	Commercial Services & Supplies – 0.9%
22,667	ABM Industries, Inc.	965,161
See Notes to Financial Statements

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS (Continued)
	Commercial Services & Supplies (Continued)
120,508	Rollins, Inc.	$5,091,463
		6,056,624
	Communications Equipment – 4.3%
345,347	Cisco Systems, Inc. (b)	16,317,646
40,317	F5, Inc. (a)	5,416,992
19,016	Motorola Solutions, Inc.	5,541,262
		27,275,900
	Construction Materials – 0.1%
4,906	Eagle Materials, Inc.	727,118
	Containers & Packaging – 0.8%
85,018	Graphic Packaging Holding Co.	2,096,544
79,618	O-I Glass, Inc. (a)	1,789,016
28,426	Sealed Air Corp.	1,364,164
		5,249,724
	Diversified Consumer Services – 0.7%
41,563	Frontdoor, Inc. (a)	1,137,164
16,109	Grand Canyon Education, Inc. (a)	1,912,138
37,102	Stride, Inc. (a)	1,593,902
		4,643,204
	Diversified Telecommunication Services – 3.0%
907,915	AT&T, Inc. (b)	16,042,858
15,209	Iridium Communications, Inc.	965,315
57,812	Verizon Communications, Inc.	2,244,840
		19,253,013
	Electrical Equipment – 0.6%
83,689	Sensata Technologies Holding PLC	3,636,287
	Electronic Equipment, Instruments & Components – 1.3%
19,748	Belden, Inc.	1,557,920
18,457	IPG Photonics Corp. (a)	2,122,186
31,047	TD SYNNEX Corp.	2,764,425
71,032	Vontier Corp.	1,927,098
		8,371,629
	Entertainment – 0.1%
41,150	Warner Bros Discovery, Inc. (a)	560,051
	Financial Services – 1.5%
16,151	Berkshire Hathaway, Inc., Class B (a)	5,306,411
1,695	Mastercard, Inc., Class A	644,151
14,767	Visa, Inc., Class A (b)	3,436,724
		9,387,286
	Food Products – 4.5%
66,133	Hershey (The) Co. (b)	18,058,277
136,837	Hormel Foods Corp.	5,533,688
50,561	McCormick & Co., Inc.	4,441,784
53,396	Nomad Foods Ltd. (a)	1,003,845
		29,037,594

See Notes to Financial Statements

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS (Continued)
	Ground Transportation – 0.8%
290,129	Lyft, Inc., Class A (a)	$2,973,822
71,915	Uber Technologies, Inc. (a)	2,232,961
		5,206,783
	Health Care Equipment & Supplies – 0.3%
21,049	QuidelOrtho Corp. (a)	1,893,358
	Health Care Providers & Services – 5.1%
247,702	Centene Corp. (a) (b)	17,074,099
29,920	Henry Schein, Inc. (a)	2,417,835
10,232	UnitedHealth Group, Inc.	5,035,065
54,505	Universal Health Services, Inc., Class B	8,194,827
		32,721,826
	Hotels, Restaurants & Leisure – 1.6%
3,928	Booking Holdings, Inc. (a) (b)	10,551,826
	Household Durables – 1.2%
23,527	Century Communities, Inc.	1,584,308
363,423	Newell Brands, Inc.	4,415,590
273	NVR, Inc. (a)	1,594,320
		7,594,218
	Household Products – 2.1%
29,300	Church & Dwight Co., Inc.	2,845,616
86,078	Colgate-Palmolive Co.	6,869,024
22,118	Procter & Gamble (The) Co.	3,458,813
		13,173,453
	Insurance – 2.5%
35,791	Aon PLC, Class A (b)	11,638,517
4,199	Chubb Ltd.	846,351
11,073	Kinsale Capital Group, Inc.	3,617,660
		16,102,528
	Interactive Media & Services – 1.8%
56,707	Alphabet, Inc., Class A (a) (b)	6,086,930
46,264	Alphabet, Inc., Class C (a) (b)	5,006,690
41,149	ZipRecruiter, Inc., Class A (a)	697,064
		11,790,684
	IT Services – 4.0%
269,315	Cognizant Technology Solutions Corp., Class A (b)	16,080,799
69,112	GoDaddy, Inc., Class A (a)	5,230,396
50,934	Wix.com Ltd. (a)	4,442,973
		25,754,168
	Life Sciences Tools & Services – 2.0%
53,407	Illumina, Inc. (a) (b)	10,978,343
8,236	Medpace Holdings, Inc. (a)	1,648,353
		12,626,696
	Machinery – 0.5%
14,941	AGCO Corp.	1,851,787
8,679	Watts Water Technologies, Inc., Class A	1,403,655
		3,255,442
See Notes to Financial Statements

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS (Continued)
	Metals & Mining – 0.6%
47,666	Arconic Corp. (a)	$1,179,733
19,506	Franco-Nevada Corp.	2,960,621
		4,140,354
	Oil, Gas & Consumable Fuels – 7.2%
121,690	Canadian Natural Resources Ltd.	7,419,439
32,773	Cenovus Energy, Inc.	550,586
3,971	Cheniere Energy, Inc.	607,563
30,975	Chevron Corp.	5,221,765
19,538	Chord Energy Corp.	2,780,844
37,557	Civitas Resources, Inc.	2,593,311
5,791	ConocoPhillips	595,836
40,481	Exxon Mobil Corp.	4,790,522
30,038	FLEX LNG Ltd.	1,033,608
11,773	HF Sinclair Corp.	519,307
4,685	Marathon Petroleum Corp.	571,570
65,706	Murphy Oil Corp.	2,412,067
75,350	Occidental Petroleum Corp.	4,636,286
16,902	PDC Energy, Inc.	1,099,475
5,972	Phillips 66	591,228
5,041	Pioneer Natural Resources Co.	1,096,670
45,887	SandRidge Energy, Inc. (a)	650,219
120,068	TotalEnergies SE, ADR	7,675,947
4,435	Valero Energy Corp.	508,561
29,846	World Fuel Services Corp.	705,559
		46,060,363
	Pharmaceuticals – 5.8%
41,664	AstraZeneca PLC, ADR	3,050,638
421,376	Elanco Animal Health, Inc. (a)	3,990,431
14,153	Jazz Pharmaceuticals PLC (a)	1,988,072
69,084	Johnson & Johnson (b)	11,309,051
20,698	Novartis AG, ADR	2,122,994
82,578	Perrigo Co. PLC	3,071,076
718,365	Viatris, Inc.	6,702,345
28,982	Zoetis, Inc.	5,094,456
		37,329,063
	Professional Services – 2.1%
462,039	Clarivate PLC (a)	4,093,665
11,541	Insperity, Inc.	1,413,311
103,563	SS&C Technologies Holdings, Inc.	6,062,578
22,755	TriNet Group, Inc. (a)	2,111,209
		13,680,763
	Real Estate Management & Development – 0.2%
18,732	Howard Hughes (The) Corp. (a)	1,449,295
	Semiconductors & Semiconductor Equipment – 3.1%
4,122	Broadcom, Inc.	2,582,433
410,968	Intel Corp. (b)	12,764,666
15,760	NVIDIA Corp.	4,373,242
		19,720,341

See Notes to Financial Statements

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS (Continued)
	Software – 9.1%
13,667	Adobe, Inc. (a)	$5,160,112
223,784	Dropbox, Inc., Class A (a)	4,551,767
67,502	Microsoft Corp. (b)	20,740,664
15,458	Salesforce, Inc. (a)	3,066,403
95,142	Smartsheet, Inc., Class A (a)	3,888,454
89,871	Workday, Inc., Class A (a) (b)	16,728,588
66,253	Zoom Video Communications, Inc., Class A (a)	4,069,922
		58,205,910
	Specialty Retail – 0.5%
27,037	Children’s Place (The), Inc. (a)	801,377
3,082	Lowe’s Cos., Inc.	640,532
5,910	Murphy USA, Inc.	1,626,609
		3,068,518
	Technology Hardware, Storage & Peripherals – 4.5%
170,817	Apple, Inc. (b)	28,984,229
	Textiles, Apparel & Luxury Goods – 0.5%
74,148	Capri Holdings, Ltd. (a)	3,077,142
	Tobacco – 0.9%
121,920	Altria Group, Inc.	5,792,419
	Trading Companies & Distributors – 1.1%
11,732	SiteOne Landscape Supply, Inc. (a)	1,733,285
15,223	Watsco, Inc.	5,272,943
		7,006,228
	Total Common Stocks	609,631,596
	(Cost $585,258,498)
REAL ESTATE INVESTMENT TRUSTS – 1.4%
	Industrial REITs – 0.7%
36,087	Prologis, Inc.	4,519,897
	Office REITs – 0.7%
162,095	Douglas Emmett, Inc.	2,087,784
77,477	Kilroy Realty Corp.	2,265,427
		4,353,211
	Total Real Estate Investment Trusts	8,873,108
	(Cost $9,441,441)
MASTER LIMITED PARTNERSHIPS – 1.0%
	Oil, Gas & Consumable Fuels – 1.0%
44,965	Cheniere Energy Partners, L.P.	2,050,854
117,861	EnLink Midstream, LLC (c)	1,156,216
44,578	Magellan Midstream Partners, L.P.	2,487,452
26,984	Viper Energy Partners, L.P. (c)	794,409
	Total Master Limited Partnerships	6,488,931
	(Cost $6,840,344)
Total Investments – 97.4%	624,993,635
(Cost $601,540,283)

See Notes to Financial Statements

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT – (27.5)%
	Aerospace & Defense – (1.0)%
(10,411)	BWX Technologies, Inc.	$(672,342)
(23,063)	General Dynamics Corp.	(5,035,575)
(134,140)	Virgin Galactic Holdings, Inc. (a)	(488,270)
		(6,196,187)
	Automobiles – (0.7)%
(353,333)	Rivian Automotive, Inc., Class A (a)	(4,529,729)
	Banks – (1.1)%
(8,449)	Ameris Bancorp	(283,042)
(5,000)	BOK Financial Corp.	(419,350)
(11,289)	Credicorp Ltd.	(1,529,434)
(10,539)	First Financial Bankshares, Inc.	(308,371)
(33,668)	M&T Bank Corp.	(4,235,434)
(39,924)	Old National Bancorp	(535,381)
		(7,311,012)
	Beverages – (0.1)%
(3,901)	MGP Ingredients, Inc.	(384,951)
	Building Products – (0.7)%
(80,228)	Johnson Controls International PLC	(4,800,843)
	Capital Markets – (0.8)%
(106,116)	Bank of New York Mellon (The) Corp.	(4,519,480)
(4,989)	Hamilton Lane, Inc., Class A	(367,590)
		(4,887,070)
	Chemicals – (1.7)%
(18,225)	Air Products & Chemicals, Inc.	(5,364,711)
(10,013)	Ashland, Inc.	(1,017,421)
(65,985)	DuPont de Nemours, Inc.	(4,600,474)
		(10,982,606)
	Commercial Services & Supplies – (0.7)%
(5,259)	Casella Waste Systems, Inc., Class A (a)	(468,051)
(13,368)	Driven Brands Holdings, Inc. (a)	(410,398)
(2,795)	MSA Safety, Inc.	(362,651)
(6,881)	Tetra Tech, Inc.	(952,124)
(14,996)	Waste Management, Inc.	(2,490,086)
		(4,683,310)
	Communications Equipment – (0.1)%
(10,583)	Viasat, Inc. (a)	(370,722)
	Construction & Engineering – (0.1)%
(17,503)	MDU Resources Group, Inc.	(511,438)
	Consumer Finance – (0.2)%
(3,121)	Credit Acceptance Corp. (a)	(1,527,729)
	Consumer Staples Distribution & Retail – (1.8)%
(11,112)	Chefs’ Warehouse (The), Inc. (a)	(369,585)
(37,340)	Dollar Tree, Inc. (a)	(5,739,531)
(112,390)	Kroger (The) Co.	(5,465,526)
		(11,574,642)
	Containers & Packaging – (0.6)%
(42,607)	Ball Corp.	(2,265,840)

See Notes to Financial Statements

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
	Containers & Packaging (Continued)
(53,573)	WestRock Co.	$(1,603,440)
		(3,869,280)
	Diversified Consumer Services – (0.5)%
(39,846)	H&R Block, Inc.	(1,351,178)
(22,561)	Service Corp. International	(1,583,556)
		(2,934,734)
	Electrical Equipment – (1.3)%
(90,457)	ChargePoint Holdings, Inc. (a)	(784,262)
(393,802)	Plug Power, Inc. (a)	(3,556,032)
(107,957)	Stem, Inc. (a)	(456,658)
(107,226)	SunPower Corp. (a)	(1,417,528)
(106,408)	Sunrun, Inc. (a)	(2,238,824)
		(8,453,304)
	Energy Equipment & Services – (0.4)%
(398,223)	Transocean Ltd. (a)	(2,349,516)
	Entertainment – (0.8)%
(53,377)	Walt Disney (The) Co. (a)	(5,471,142)
	Financial Services – (0.9)%
(66,465)	Block, Inc. (a)	(4,040,407)
(12,119)	Jack Henry & Associates, Inc.	(1,979,518)
		(6,019,925)
	Food Products – (0.9)%
(14,067)	Freshpet, Inc. (a)	(970,201)
(6,856)	Ingredion, Inc.	(727,902)
(2,724)	J&J Snack Foods Corp.	(417,317)
(33,077)	Lamb Weston Holdings, Inc.	(3,698,339)
		(5,813,759)
	Ground Transportation – (1.1)%
(57,453)	Hertz Global Holdings, Inc. (a)	(958,316)
(24,459)	Norfolk Southern Corp.	(4,965,911)
(8,849)	U-Haul Holding Co.	(540,320)
(11,647)	Werner Enterprises, Inc.	(526,095)
		(6,990,642)
	Health Care Equipment & Supplies – (2.0)%
(9,355)	CONMED Corp.	(1,174,707)
(7,260)	Cooper (The) Cos., Inc.	(2,769,327)
(19,998)	Lantheus Holdings, Inc. (a)	(1,708,829)
(15,106)	ResMed, Inc.	(3,639,942)
(25,253)	Zimmer Biomet Holdings, Inc.	(3,496,025)
		(12,788,830)
	Health Care Providers & Services – (0.4)%
(1,748)	Chemed Corp.	(963,585)
(76,498)	R1RCM, Inc. (a)	(1,192,604)
(16,103)	Surgery Partners, Inc. (a)	(638,645)
		(2,794,834)
	Health Care Technology – (0.0)%
(9,857)	Phreesia, Inc. (a)	(311,875)
See Notes to Financial Statements

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
	Hotels, Restaurants & Leisure – (0.9)%
(6,449)	Las Vegas Sands Corp. (a)	$(411,769)
(11,710)	Light & Wonder, Inc. (a)	(705,996)
(83,888)	MGM Resorts International	(3,768,249)
(17,815)	Shake Shack, Inc., Class A (a)	(976,440)
		(5,862,454)
	Insurance – (0.1)%
(9,574)	Ryan Specialty Holdings, Inc. (a)	(391,194)
(10,092)	Trupanion, Inc. (a)	(354,330)
		(745,524)
	IT Services – (0.1)%
(38,593)	Fastly, Inc., Class A (a)	(570,405)
	Leisure Products – (0.1)%
(30,672)	Topgolf Callaway Brands Corp. (a)	(679,998)
	Machinery – (0.2)%
(8,589)	Hillenbrand, Inc.	(391,830)
(1,753)	Kadant, Inc.	(325,760)
(2,516)	Lindsay Corp.	(303,782)
		(1,021,372)
	Media – (1.3)%
(27,904)	Liberty Broadband Corp., Class C (a)	(2,365,701)
(91,513)	Trade Desk (The), Inc., Class A (a)	(5,887,947)
		(8,253,648)
	Metals & Mining – (0.2)%
(11,574)	Royal Gold, Inc.	(1,532,861)
	Oil, Gas & Consumable Fuels – (1.0)%
(16,318)	DT Midstream, Inc.	(803,988)
(12,625)	Enviva, Inc.	(271,437)
(70,733)	Frontline PLC	(1,094,240)
(17,387)	Hess Corp.	(2,522,158)
(43,538)	New Fortress Energy, Inc.	(1,318,766)
(12,244)	Ovintiv, Inc.	(441,764)
		(6,452,353)
	Personal Care Products – (0.1)%
(40,864)	Beauty Health (The) Co. (a)	(468,301)
	Pharmaceuticals – (0.3)%
(33,226)	Catalent, Inc. (a)	(1,665,287)
	Professional Services – (1.7)%
(23,933)	Automatic Data Processing, Inc.	(5,265,260)
(17,790)	Ceridian HCM Holding, Inc. (a)	(1,129,309)
(3,677)	Exponent, Inc.	(338,468)
(12,225)	Paycom Software, Inc. (a)	(3,549,773)
(15,651)	Paycor HCM, Inc. (a)	(367,799)
		(10,650,609)
	Semiconductors & Semiconductor Equipment – (1.3)%
(24,897)	First Solar, Inc. (a)	(4,545,694)
(10,121)	Impinj, Inc. (a)	(894,798)

See Notes to Financial Statements

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
(63,096)	Wolfspeed, Inc. (a)	$(2,937,119)
		(8,377,611)
	Software – (0.9)%
(21,695)	ACI Worldwide, Inc. (a)	(549,534)
(46,546)	Gitlab, Inc., Class A (a)	(1,413,137)
(20,500)	Guidewire Software, Inc. (a)	(1,561,895)
(7,780)	InterDigital, Inc.	(527,017)
(11,323)	Model N, Inc. (a)	(348,748)
(15,216)	nCino, Inc. (a)	(376,292)
(21,120)	NCR Corp. (a)	(470,765)
(9,017)	Procore Technologies, Inc. (a)	(481,598)
		(5,728,986)
	Specialty Retail – (0.7)%
(71,151)	Leslie’s, Inc. (a)	(771,988)
(14,472)	Tractor Supply Co.	(3,450,125)
		(4,222,113)
	Trading Companies & Distributors – (0.2)%
(3,569)	GATX Corp.	(406,545)
(4,664)	Herc Holdings, Inc.	(466,493)
(25,917)	Xometry, Inc., Class A (a)	(359,987)
		(1,233,025)
	Wireless Telecommunication Services – (0.5)%
(22,934)	T-Mobile US, Inc. (a)	(3,300,203)
	Total Common Stocks Sold Short	(176,322,830)
	(Proceeds $185,711,279)
EXCHANGE-TRADED FUNDS SOLD SHORT – (1.1)%
	Capital Markets – (1.1)%
(50,000)	SPDR S&P Homebuilders ETF	(3,546,000)
(77,000)	SPDR S&P Regional Banking ETF	(3,284,820)
	Total Exchange-Traded Funds Sold Short	(6,830,820)
	(Proceeds $6,490,687)
REAL ESTATE INVESTMENT TRUSTS SOLD SHORT – (0.1)%
	Mortgage Real Estate Investment Trusts – (0.1)%
(29,165)	Dynex Capital, Inc.	(345,897)
(29,154)	PennyMac Mortgage Investment Trust	(362,384)
	Total Real Estate Investment Trusts Sold Short	(708,281)
	(Proceeds $752,631)
	Total Investments Sold Short – (28.7)%	(183,861,931)
	(Proceeds $192,954,597)
	Net Other Assets and Liabilities – 31.3%	200,519,050
	Net Assets – 100.0%	$641,650,754
See Notes to Financial Statements

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Futures Contracts (See Note 2C - Futures Contracts in the Notes to Financial Statements):
Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
NASDAQ 100 E-mini Futures	Short	46	Jun 2023	$ (12,254,630)	$(1,154,918)
Russell 2000 E-mini Futures	Short	563	Jun 2023	(49,960,620)	105,865
				$(62,215,250)	$(1,049,053)

(a)	Non-income producing security.
(b)	This security or a portion of this security is segregated as collateral for investments sold short. At April 30, 2023, the segregated value of these securities amounts to $166,196,984.
(c)	This security is taxed as a “C” corporation for federal income tax purposes.

ADR	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
ASSETS TABLE
	Total Value at 4/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 609,631,596	$ 609,631,596	$ —	$ —
Real Estate Investment Trusts*	8,873,108	8,873,108	—	—
Master Limited Partnerships*	6,488,931	6,488,931	—	—
Total Investments	624,993,635	624,993,635	—	—
Futures Contracts**	105,865	105,865	—	—
Total	$ 625,099,500	$ 625,099,500	$—	$—

LIABILITIES TABLE
	Total Value at 4/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks Sold Short*	$ (176,322,830)	$ (176,322,830)	$ —	$ —
Exchange-Traded Funds Sold Short*	(6,830,820)	(6,830,820)	—	—
Real Estate Investment Trusts Sold Short*	(708,281)	(708,281)	—	—
Total Investments	(183,861,931)	(183,861,931)	—	—
Futures Contracts**	(1,154,918)	(1,154,918)	—	—
Total	$ (185,016,849)	$ (185,016,849)	$—	$—

*	See Portfolio of Investments for industry breakout.
**	Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day’s variation margin is presented on the Statement of Assets and Liabilities.

See Notes to Financial Statements

First Trust Long/Short Equity ETF (FTLS)
Statement of Assets and Liabilities
April 30, 2023 (Unaudited)
ASSETS:
Investments, at value (Cost $601,540,283)	$ 624,993,635
Cash	8,697,874
Cash held at broker as collateral for open futures contracts	4,263,400
Restricted Cash	187,638,919
Receivables:
Fund shares sold	2,576,530
Dividends	600,729
Margin interest rebate	247,435
Dividend reclaims	31,448
Total Assets	829,049,970
LIABILITIES:
Investments sold short, at value (proceeds $192,954,597)	183,861,931
Payables:
Investment securities purchased	2,510,074
Variation margin	495,685
Investment advisory fees	492,263
Dividends on investments sold short	39,263
Total Liabilities	187,399,216
NET ASSETS	$641,650,754
NET ASSETS consist of:
Paid-in capital	$ 677,921,216
Par value	124,500
Accumulated distributable earnings (loss)	(36,394,962)
NET ASSETS	$641,650,754
NET ASSET VALUE, per share	$51.54
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	12,450,002
See Notes to Financial Statements

First Trust Long/Short Equity ETF (FTLS)
Statement of Operations
For the Six Months Ended April 30, 2023 (Unaudited)
INVESTMENT INCOME:
Dividends	$ 7,086,786
Margin interest rebate	3,160,107
Interest	498,325
Margin interest income	15,182
Foreign withholding tax	(95,705)
Other	39
Total investment income	10,664,734
EXPENSES:
Investment advisory fees	2,836,467
Dividend expense on investments sold short	1,402,550
Margin interest expense	159,966
Total expenses	4,398,983
NET INVESTMENT INCOME (LOSS)	6,265,751
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(25,566,697)
In-kind redemptions	22,641,247
Futures contracts	1,784,403
Investments sold short	(2,950,794)
Net realized gain (loss)	(4,091,841)
Net change in unrealized appreciation (depreciation) on:
Investments	40,371,293
Futures contracts	(3,272,257)
Investments sold short	(2,656,542)
Net change in unrealized appreciation (depreciation)	34,442,494
NET REALIZED AND UNREALIZED GAIN (LOSS)	30,350,653
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 36,616,404

See Notes to Financial Statements

First Trust Long/Short Equity ETF (FTLS)
Statements of Changes in Net Assets
	Six Months Ended 4/30/2023 (Unaudited)	Year Ended 10/31/2022
OPERATIONS:
Net investment income (loss)	$ 6,265,751	$ 1,938,181
Net realized gain (loss)	(4,091,841)	19,456,397
Net change in unrealized appreciation (depreciation)	34,442,494	(36,459,915)
Net increase (decrease) in net assets resulting from operations	36,616,404	(15,065,337)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(5,607,781)	(701,300)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	272,049,311	184,437,643
Cost of shares redeemed	(186,171,982)	(73,660,960)
Net increase (decrease) in net assets resulting from shareholder transactions	85,877,329	110,776,683
Total increase (decrease) in net assets	116,885,952	95,010,046
NET ASSETS:
Beginning of period	524,764,802	429,754,756
End of period	$641,650,754	$524,764,802
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	10,750,002	8,550,002
Shares sold	5,450,000	3,700,000
Shares redeemed	(3,750,000)	(1,500,000)
Shares outstanding, end of period	12,450,002	10,750,002
See Notes to Financial Statements

First Trust Long/Short Equity ETF (FTLS)
Financial Highlights
For a share outstanding throughout each period
	Six Months Ended 4/30/2023 (Unaudited)	Year Ended October 31,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$ 48.82	$ 50.26	$ 41.86	$ 41.67	$ 38.47	$ 37.78
Income from investment operations:
Net investment income (loss)	0.51	0.19	(0.10)	0.05	0.39	0.26
Net realized and unrealized gain (loss)	2.67	(1.56)	8.63	0.25	3.23	0.67
Total from investment operations	3.18	(1.37)	8.53	0.30	3.62	0.93
Distributions paid to shareholders from:
Net investment income	(0.46)	(0.07)	(0.13)	(0.11)	(0.42)	(0.24)
Net asset value, end of period	$51.54	$48.82	$50.26	$41.86	$41.67	$38.47
Total return (a)	6.55%	(2.74)%	20.41%	0.74%	9.49%	2.45%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 641,651	$ 524,765	$ 429,755	$ 301,375	$ 245,867	$ 155,803
Ratio of total expenses to average net assets (b)	1.47% (c)	1.41%	1.36%	1.55%	1.60%	1.59%
Ratio of total expenses to average net assets excluding dividend expense and margin interest expense (b)	0.95% (c)	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets	2.10% (c)	0.40%	(0.28)%	0.09%	1.03%	0.71%
Portfolio turnover rate (d)	139%	223%	250%	250%	210%	249%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. This ratio does not include these indirect fees and expenses.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Notes to Financial Statements
First Trust Long/Short Equity ETF (FTLS)
April 30, 2023 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund III (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of seventeen funds that are offering shares. This report covers the First Trust Long/Short Equity ETF (the “Fund”), a diversified series of the Trust, which trades under the ticker “FTLS” on the NYSE Arca, Inc. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The investment objective of the Fund is to seek to provide investors with long-term total return. Under normal conditions, the Fund will expose at least 80% of its net assets (including investment borrowings) to U.S. exchange-listed equity securities and/or U.S. exchange-traded funds (“ETFs”) that provide exposure to U.S. exchange-listed equity securities. The Fund pursues its investment objective by establishing long and short positions in its portfolio of U.S. exchange-listed equity securities and ETFs. The Fund’s portfolio may include U.S. exchange-listed equity securities of non-U.S. issuers, including the securities of non-U.S. issuers traded on U.S. exchanges in the form of depositary receipts. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Common stocks, master limited partnerships (“MLPs”), real estate investment trusts (“REITs”), exchange-traded funds and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Securities traded in an over-the-counter market are valued at the mean of their most recent bid and asked price, if available, and otherwise at their last trade price.
Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may

Notes to Financial Statements (Continued)
First Trust Long/Short Equity ETF (FTLS)
April 30, 2023 (Unaudited)
not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
2)	the type of security;
3)	the size of the holding;
4)	the initial cost of the security;
5)	transactions in comparable securities;
6)	price quotes from dealers and/or third-party pricing services;
7)	relationships among various securities;
8)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
9)	an analysis of the issuer’s financial statements;
10)	the existence of merger proposals or tender offers that might affect the value of the security; and
11)	other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of April 30, 2023, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded daily on the accrual basis.
Distributions received from the Fund’s investments in REITs may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. The Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

Notes to Financial Statements (Continued)
First Trust Long/Short Equity ETF (FTLS)
April 30, 2023 (Unaudited)
Distributions received from the Fund’s investments in MLPs generally are comprised of return of capital and investment income. The Fund records estimated return of capital and investment income based on historical information available from each MLP. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.
C. Futures Contracts
The Fund may purchase or sell (i.e., is long or short) exchange-listed futures contracts to gain long or short exposure to broad based equity indexes. Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in “Net realized gain (loss) on futures contracts” on the Statement of Operations.
Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked to market daily with the change in value recognized as a component of “Net change in unrealized appreciation (depreciation) on futures contracts” on the Statement of Operations. This daily fluctuation in the value of the contracts is also known as variation margin and is included in “Variation margin” payable or receivable on the Statement of Assets and Liabilities.
If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.
Restricted cash segregated as collateral for futures contracts in the amount of $4,263,400 is shown as “Cash held at broker as collateral for open futures contracts” on the Statement of Assets and Liabilities.
D. Short Sales
Short sales are utilized for investment and risk management purposes and are transactions in which securities or other instruments (such as options, forwards, futures or other derivative contracts) are sold by the Fund, but are not currently owned in the Fund’s portfolio. When the Fund engages in a short sale, the Fund must borrow the security sold short and deliver the security to the counterparty. Short selling allows the Fund to profit from a decline in a market price to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. The Fund will pay a fee or premium to borrow the securities sold short and is obligated to repay the lenders of the securities. Any dividends or interest that accrues on the securities during the period of the loan are due to the lenders. A gain, limited to the price at which the security was sold short, or a loss, unlimited in size, will be recognized upon the termination of the short sale; which is affected by the Fund purchasing the security sold short and delivering the security to the lender. Any such gain or loss may be offset, completely or in part, by the change in the value of the long portion of the Fund’s portfolio. The Fund is subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund.
The Fund has established an account with Pershing, LLC for the purpose of borrowing securities that the Fund intends to sell short. The Fund is charged interest on debit margin balances at a rate equal to the Overnight Bank Funding Rate (“OBFR”) plus 40 basis points and earns interest on credit margin balances at a rate equal to the OBFR less 30 basis points. With regard to securities held short, the Fund is credited a rebate equal to the market value of its short positions at a rate equal to the OBFR less 25 basis points. This rebate rate applies to easy to borrow securities. Securities that are hard to borrow may earn a rebate that is less than the foregoing or may be subject to a premium charge on a security by security basis. The different rebate rate is determined at the time of a short sale request. For the six months ended April 30, 2023, the Fund had margin interest income of $15,182 and margin interest expense of $159,966, as shown on the Statement of Operations. Restricted cash in the amount of $187,638,919, as shown on the Statement of Assets and Liabilities, is associated with collateral at the broker as of April 30, 2023.
E. Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid quarterly by the Fund, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Notes to Financial Statements (Continued)
First Trust Long/Short Equity ETF (FTLS)
April 30, 2023 (Unaudited)
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by the Fund during the fiscal year ended October 31, 2022, was as follows:
Distributions paid from:
Ordinary income	$701,300
Capital gains	—
Return of capital	—
As of October 31, 2022, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$588,816
Accumulated capital and other gain (loss)	(60,966,459)
Net unrealized appreciation (depreciation)	(7,025,942)
F. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2019, 2020, 2021, and 2022 remain open to federal and state audit. As of April 30, 2023, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2022, for federal income tax purposes, the Fund had $60,966,459 of capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains.
As of April 30, 2023, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$408,585,686	$56,718,422	$(25,221,457)	$31,496,965
G. Expenses
Expenses, other than the investment advisory fee, dividend and interest expenses on investments sold short and other excluded expenses, are paid by the Advisor (See Note 3).

Notes to Financial Statements (Continued)
First Trust Long/Short Equity ETF (FTLS)
April 30, 2023 (Unaudited)
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Pursuant to the Investment Management Agreement, First Trust manages the investment of the Fund’s assets and is responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, acquired fund fees and expenses, dividend expenses on investments sold short, and extraordinary expenses.
Effective November 1, 2022, the annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the schedule below:
Breakpoints
Fund net assets up to and including $2.5 billion	0.95000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.92625%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.90250%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.87875%
Fund net assets greater than $10 billion	0.85500%
Prior to November 1, 2022, the Fund paid First Trust an annual unitary management fee equal to 0.95% of its average daily net assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250, which is covered under the annual unitary management fee. In addition, the Fund incurs acquired fund fees and expenses. The total of the unitary management fee and acquired fund fees and expenses represents the Fund’s total annual operating expenses.
The Trust has multiple service agreements with Brown Brothers Harriman & Co. (“BBH”). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BBH is responsible for custody of the Fund’s assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for the Fund.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended April 30, 2023, the cost of purchases and proceeds from sales of investments, excluding short term investments, investments sold short and in-kind transactions, were $738,479,896 and $705,230,112, respectively. The cost of purchases to cover short sales and the proceeds from short sales were $285,052,215 and $345,113,602, respectively.
For the six months ended April 30, 2023, the cost of in-kind purchases and proceeds from in-kind sales were $262,171,435 and $183,808,655, respectively. The cost of in-kind purchases to cover short sales and the proceeds from in-kind short sales were $0 and $0, respectively.

Notes to Financial Statements (Continued)
First Trust Long/Short Equity ETF (FTLS)
April 30, 2023 (Unaudited)
5. Derivative Transactions
The following table presents the type of derivatives held by the Fund at April 30, 2023, the primary underlying risk exposure and the location of these instruments as presented on the Statement of Assets and Liabilities.
		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Futures contracts	Equity Risk	Unrealized appreciation on futures contracts*	$ 105,865	Unrealized depreciation on futures contracts*	$ 1,154,918
*Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day’s variation margin is presented on the Statement of Assets and Liabilities.
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended April 30, 2023, on derivative instruments, as well as the primary underlying risk exposure associated with each instrument.
Statement of Operations Location
Equity Risk Exposure
Net realized gain (loss) on futures contracts	$1,784,403
Net change in unrealized appreciation (depreciation) on futures contracts	(3,272,257)
During the six months ended April 30, 2023, the notional value of futures contracts opened and closed were $143,971,069 and $158,201,661, respectively.
The Fund does not have the right to offset financial assets and liabilities related to futures contracts on the Statement of Assets and Liabilities.
6. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as “Creation Units.” Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation (“NSCC”) the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee

Notes to Financial Statements (Continued)
First Trust Long/Short Equity ETF (FTLS)
April 30, 2023 (Unaudited)
charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before February 28, 2024.
8. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued, and has determined that there was the following subsequent event:
On May 23, 2023, the Advisor’s Pricing Committee approved changes to the Advisor’s Valuation Procedures for the First Trust Funds, including clarifications to certain pricing methodologies. These changes will be reflected in future reports’ Notes to Financial Statements.

Additional Information
First Trust Long/Short Equity ETF (FTLS)
April 30, 2023 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Defined Outcome Funds Risk. To the extent a fund’s investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any) may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor’s investment period. Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund’s share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period. Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified

Additional Information (Continued)
First Trust Long/Short Equity ETF (FTLS)
April 30, 2023 (Unaudited)
by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index or Model Constituent Risk. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund’s shares.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight Financing Rate (“SOFR”) will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

Additional Information (Continued)
First Trust Long/Short Equity ETF (FTLS)
April 30, 2023 (Unaudited)
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the U.S. has resumed “reasonably” normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund’s shares and result in increased market volatility. During any such events, a fund’s shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund’s shares may widen.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund’s ability to meet its investment objective. Although the funds and the funds’ investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
Preferred Securities Risk. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company’s capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer payment on the securities and, in some cases, redeem the securities prior to a specified date. Preferred securities may also be substantially less liquid than other securities, including common stock.
Valuation Risk. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions (sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots. If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities

Additional Information (Continued)
First Trust Long/Short Equity ETF (FTLS)
April 30, 2023 (Unaudited)
have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.
NOT FDIC INSURED	NOT BANK GUARANTEED	MAY LOSE VALUE
Liquidity Risk Management Program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund and each other fund in the First Trust Fund Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the “Program”) reasonably designed to assess and manage the funds’ liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.  The Board of Trustees of the First Trust Funds has appointed First Trust Advisors L.P. (the “Advisor”) as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First Trust Liquidity Committee (the “Liquidity Committee”).
Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund’s portfolio investments into one of the four liquidity categories specified by Rule 22e-4:  highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments.  The Liquidity Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds’ holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund’s net assets and establishes policies and procedures regarding redemptions in kind.
At the April 17, 2023 meeting of the Board of Trustees, as required by Rule 22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 17, 2022 through the Liquidity Committee’s annual meeting held on March 23, 2023 and assessed the Program’s adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Fund primarily holds assets that are highly liquid investments, the Fund has not adopted any highly liquid investment minimum.
As stated in the written report, during the review period, two funds breached the 15% limitation on illiquid investments for one day each, as a result of an unscheduled week-long closure of the stock exchange in Istanbul following devastating earthquakes in February, causing all Turkish equities to be re-classified as “illiquid” for one day.  Each fund filed a Form N-RN on the day after the breach occurred, and one day later after the breach was cured. No fund with a highly liquid investment minimum breached that minimum during the reporting period. The Advisor concluded that each fund’s investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

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First Trust Exchange-Traded Fund III
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

First Trust Exchange-Traded Fund III
First Trust Emerging Markets Local Currency Bond ETF (FEMB)

Semi-Annual Report
For the Six Months Ended
April 30, 2023

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Semi-Annual Report
April 30, 2023
Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and/or First Trust Global Portfolios Limited (“FTGP” or the “Sub-Advisor”) and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund III (the “Trust”) described in this report (First Trust Emerging Markets Local Currency Bond ETF; hereinafter referred to as the “Fund”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on the Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund’s performance and investment approach.
The statistical information that follows may help you understand the Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Semi-Annual Letter from the Chairman and CEO
April 30, 2023
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for the First Trust Emerging Markets Local Currency Bond ETF (the “Fund”), which contains detailed information about the Fund for the six months ended April 30, 2023.
It pleases me to write that on May 5, 2023, the World Health Organization officially declared that the coronavirus (“COVID-19”) pandemic no longer qualified as a global health emergency. While the virus officially no longer poses an immediate threat, its full impact on the world economy remains to be seen, in my opinion. Recall, if you will, those early days of the pandemic; companies sent workers home, consumers were afraid or unwilling to leave their homes, supply chains dried up, and grocery shelves were left bare. Hoping to provide relief to their constituents and to bolster economic activity, governments across the globe funneled trillions of dollars in stimulus directly into the hands of their citizens. Unfortunately, economist Milton Friedman’s age-old economic adage “there’s no such thing as a free lunch” still holds. As a result of the U.S. government stimulus, gross domestic product rebounded quickly, but so did inflation.
As many investors are aware, the Federal Reserve (the “Fed”) has been locked in a battle with stubbornly high inflation for several years now. Inflation, as measured by the trailing 12-month rate of change in the Consumer Price Index (“CPI”), surged from 1.4% on December 31, 2020, to 9.1% as of June 30, 2022. Since then, the trailing rate on the CPI has come down, but remains elevated. On April 30, 2023, the CPI stood at 4.9%, well above the Fed’s goal of 2.0%. Surging prices have not been restricted to the U.S. Headline inflation rates in each of the countries that make up the so-called Group of Ten (G-10) stand above the targets set by their central banks, according to data from Bloomberg.
From the Fed’s perspective, monetary policy is the most efficient means to combat rising prices. From December 31, 2020 through May 3, 2023, the Fed increased the Federal Funds target rate (upper bound) a total of ten times, raising the rate from 0.25% to 5.25%. As mentioned, tighter monetary policy resulted in a decrease in the CPI, but there have been casualties in the Fed’s battle with rising prices. The most recent banking turmoil is one example. Another is the spike in mortgage rates. According to Bankrate, the national average for a 30-year mortgage stood at just 2.87% on December 31, 2020. As of May 1, 2023, the average 30-year mortgage rate had surged to 6.88%. Not all the news is negative, however. Driven by a strong U.S. labor market, consumer spending remained robust in April 2023. Notably, American corporations added 253,000 jobs during the month, and the unemployment rate stood at a 53-year low. Bob Carey, Chief Market Strategist at First Trust, recently summed up the current situation, noting that “we’re not out of the woods yet.” That said, even the most difficult situations don’t last forever. In my opinion, like the COVID-19 pandemic, inflation, and the tighter monetary policy it ushered in, will pass with time.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Fund Performance Overview (Unaudited)
First Trust Emerging Markets Local Currency Bond ETF (FEMB)
The First Trust Emerging Markets Local Currency Bond ETF’s (the “Fund”) investment objective is to seek maximum total return and current income. The Fund lists and principally trades its shares on The Nasdaq Stock Market LLC (“Nasdaq”) under the ticker symbol “FEMB.” Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in bonds, notes and bills issued or guaranteed by entities incorporated or domiciled in emerging market countries that are denominated in the local currency of the issuer. In implementing the Fund’s investment strategy, First Trust Global Portfolios Limited (the “Sub-Advisor”) seeks to provide current income and enhance capital, while minimizing volatility.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 4/30/23	1 Year Ended 4/30/23	5 Years Ended 4/30/23	Inception (11/4/14) to 4/30/23	5 Years Ended 4/30/23	Inception (11/4/14) to 4/30/23
Fund Performance
NAV	16.79%	5.06%	-2.26%	-1.32%	-10.80%	-10.66%
Market Price	17.25%	5.31%	-2.34%	-1.34%	-11.16%	-10.82%
Index Performance
Bloomberg Emerging Markets Local Currency Government - 10% Country Capped Index	14.92%	4.94%	-0.72%	0.02%	-3.53%	0.17%
JP Morgan GBI-EM Global Diversified Index	16.06%	6.56%	1.62%	-0.71%	-7.83%	-5.90%
Total returns for the period since inception are calculated from the inception date of the Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.
The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Prior to January 1, 2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund’s NAV was calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future performance.

Fund Performance Overview (Unaudited) (Continued)
First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Industry Classification	% of Total Investments
Sovereigns	94.4%
Supranationals	5.6
Total	100.0%

Fund Allocation	% of Net Assets
Foreign Sovereign Bonds and Notes	92.4%
Net Other Assets and Liabilities(1)	7.6
Total	100.0%
Credit Quality(2)	% of Total Investments (including cash)
AAA	5.3%
AA	3.6
AA-	0.6
A+	0.5
A	15.6
A-	5.1
BBB+	11.8
BBB	16.2
BBB-	13.8
BB	10.9
BB-	12.0
B	0.8
Cash	3.8
Total	100.0%

Top Ten Holdings	% of Total Investments
Republic of South Africa Government Bond, 10.50%, 12/21/26	5.7%
Indonesia Treasury Bond, 8.38%, 9/15/26	4.9
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/01/31	4.7
Malaysia Government Bond, 3.90%, 11/30/26	4.7
Indonesia Treasury Bond, 9.00%, 3/15/29	4.6
Republic of South Africa Government Bond, 8.25%, 3/31/32	4.4
Mexican Bonos, 7.50%, 6/03/27	4.3
Indonesia Treasury Bond, 7.00%, 9/15/30	4.0
Thailand Government Bond, 3.65%, 6/20/31	3.9
Malaysia Government Bond, 3.89%, 8/15/29	3.9
Total	45.1%

(1)	Includes forward foreign currency contracts.
(2)	The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO), of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Fund Performance Overview (Unaudited) (Continued)
First Trust Emerging Markets Local Currency Bond ETF (FEMB)

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Portfolio Management
First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Semi-Annual Report
April 30, 2023 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust” or the “Advisor”) serves as the investment advisor to the First Trust Emerging Markets Local Currency Bond ETF (the “Fund”). First Trust is responsible for the ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Investment Sub-Advisor
First Trust Global Portfolios Limited (“FTGP”), an affiliate of First Trust, serves as investment sub-advisor to the Fund. Derek Fulton, Leonardo Da Costa and Anthony Beevers are the Fund’s portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund’s investment portfolio. Established in December 2011, FTGP is an SEC-registered investment advisor based in London. FTGP was established as a United Kingdom-based distributor, advisor and affiliate of First Trust and First Trust Portfolios L.P. and advises on global fixed income and currency portfolios. The global fixed income team at FTGP has experience in managing developing and emerging market fixed income portfolios for high profile European institutions.
Portfolio Management Team
Derek Fulton, Chief Executive Officer, FTGP
Leonardo Da Costa, Portfolio Manager, FTGP
Anthony Beevers, Portfolio Manager, FTGP
The portfolio managers are primarily responsible for the day-to-day management of the Fund. Each portfolio manager has managed the Fund since 2014, except for Anthony Beevers, who has served as a member of the portfolio management team since 2019.

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Understanding Your Fund Expenses
April 30, 2023 (Unaudited)
As a shareholder of the First Trust Emerging Markets Local Currency Bond ETF (the “Fund”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2023.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Actual	$1,000.00	$ 1,167.90	0.85%	$ 4.57
Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	0.85%	$4.26

(a)	Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (November 1, 2022 through April 30, 2023), multiplied by 181/365 (to reflect the six-month period).

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments
April 30, 2023 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN SOVEREIGN BONDS AND NOTES – 92.4%
	Brazil – 11.5%
3,000,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/25	$583,228
22,250,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/27	4,231,598
22,200,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/29	4,083,346
30,500,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/31	5,482,537
				14,380,709
	Chile – 0.5%
275,000,000	Bonos de la Tesoreria de la Republica en Pesos (CLP)	4.50%	03/01/26	324,243
270,000,000	Bonos de la Tesoreria de la Republica en Pesos (CLP) (a) (b)	4.70%	09/01/30	319,199
				643,442
	Colombia – 4.6%
17,165,000,000	Colombian TES (COP)	7.75%	09/18/30	2,969,238
17,750,000,000	Colombian TES (COP)	7.00%	06/30/32	2,779,840
				5,749,078
	Czech Republic – 3.5%
37,810,000	Czech Republic Government Bond (CZK) (b)	2.40%	09/17/25	1,656,051
71,920,000	Czech Republic Government Bond (CZK)	2.00%	10/13/33	2,663,140
				4,319,191
	Hungary – 3.3%
603,000,000	Hungary Government Bond (HUF)	5.50%	06/24/25	1,587,150
764,000,000	Hungary Government Bond (HUF)	6.75%	10/22/28	2,072,910
194,500,000	Hungary Government Bond (HUF)	3.00%	08/21/30	421,159
				4,081,219
	India – 0.4%
40,000,000	India Government Bond (INR)	6.10%	07/12/31	457,496
	Indonesia – 15.5%
77,341,000,000	Indonesia Treasury Bond (IDR)	8.38%	09/15/26	5,610,465
69,702,000,000	Indonesia Treasury Bond (IDR)	9.00%	03/15/29	5,345,150
65,740,000,000	Indonesia Treasury Bond (IDR)	7.00%	09/15/30	4,605,833
41,520,000,000	Indonesia Treasury Bond (IDR)	8.38%	03/15/34	3,191,408
8,786,000,000	Indonesia Treasury Bond (IDR)	8.25%	05/15/36	668,928
				19,421,784
	Israel – 0.6%
2,400,000	Israel Government Bond - Fixed (ILS)	6.25%	10/30/26	709,680
	Malaysia – 10.6%
23,760,000	Malaysia Government Bond (MYR)	3.90%	11/30/26	5,409,037
9,150,000	Malaysia Government Bond (MYR)	3.73%	06/15/28	2,069,165
19,705,000	Malaysia Government Bond (MYR)	3.89%	08/15/29	4,462,249
6,665,000	Malaysia Government Bond (MYR)	2.63%	04/15/31	1,372,983
				13,313,434
	Mexico – 4.2%
93,420,000	Mexican Bonos (MXN)	7.50%	06/03/27	4,918,248
5,240,000	Mexican Bonos (MXN)	7.75%	05/29/31	273,707
				5,191,955
See Notes to Financial Statements

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN SOVEREIGN BONDS AND NOTES (Continued)
	Peru – 3.9%
1,195,000	Peru Government Bond (PEN)	8.20%	08/12/26	$336,863
12,070,000	Peru Government Bond (PEN)	6.95%	08/12/31	3,176,410
5,590,000	Peru Government Bond (PEN)	6.90%	08/12/37	1,421,357
				4,934,630
	Philippines – 3.2%
226,000,000	Philippine Government International Bond (PHP)	6.25%	01/14/36	3,997,721
	Poland – 4.3%
545,000	Republic of Poland Government Bond (PLN)	4.00%	10/25/23	129,721
20,285,000	Republic of Poland Government Bond (PLN)	2.75%	04/25/28	4,231,768
6,110,000	Republic of Poland Government Bond (PLN)	1.75%	04/25/32	1,058,581
				5,420,070
	Romania – 5.0%
11,715,000	Romania Government Bond (RON)	4.75%	02/24/25	2,538,361
17,390,000	Romania Government Bond (RON)	6.70%	02/25/32	3,734,622
				6,272,983
	South Africa – 10.5%
115,425,000	Republic of South Africa Government Bond (ZAR)	10.50%	12/21/26	6,631,014
108,880,000	Republic of South Africa Government Bond (ZAR)	8.25%	03/31/32	5,077,198
30,270,000	Republic of South Africa Government Bond (ZAR)	8.88%	02/28/35	1,389,598
				13,097,810
	Supranationals – 5.1%
100,000,000	African Development Bank (ZAR)	(c)	04/05/46	695,914
277,020,000	Asian Development Bank (INR)	6.20%	10/06/26	3,338,847
116,000,000	International Finance Corp. (INR)	6.30%	11/25/24	1,402,645
62,500,000	International Finance Corp. (MXN)	(c)	02/22/38	982,716
				6,420,122
	Thailand – 4.9%
6,100,000	Thailand Government Bond (THB)	3.63%	06/16/23	179,076
141,775,000	Thailand Government Bond (THB)	3.65%	06/20/31	4,517,377
46,700,000	Thailand Government Bond (THB)	3.39%	06/17/37	1,471,116
				6,167,569
	Turkey – 0.8%
23,800,000	Turkey Government Bond (TRY)	10.60%	02/11/26	1,011,881

Total Investments – 92.4%	115,590,774
(Cost $125,612,133)
Net Other Assets and Liabilities – 7.6%	9,574,353
Net Assets – 100.0%	$125,165,127

See Notes to Financial Statements

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Forward Foreign Currency Contracts
Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 4/30/2023	Sale Value as of 4/30/2023	Unrealized Appreciation/ (Depreciation)
05/19/23	BNS	BRL	8,000,000	USD	1,610,144	$ 1,597,935	$ 1,610,144	$ (12,209)
05/19/23	BNS	CLP	825,000,000	USD	1,031,783	1,019,413	1,031,783	(12,370)
05/19/23	BBH	CNH	44,960,000	USD	6,548,314	6,499,404	6,548,314	(48,910)
05/19/23	BNS	COP	20,100,000,000	USD	4,476,914	4,259,664	4,476,914	(217,250)
05/19/23	BBH	HUF	1,472,500,000	USD	4,243,442	4,323,820	4,243,442	80,378
05/19/23	BNS	INR	120,000,000	USD	1,461,632	1,465,072	1,461,632	3,440
05/19/23	BNS	KRW	4,000,000,000	USD	3,020,464	2,991,690	3,020,464	(28,774)
05/19/23	BBH	MXN	96,800,000	USD	5,303,513	5,363,256	5,303,513	59,743
05/19/23	BNS	PEN	2,800,000	USD	740,976	754,572	740,976	13,596
05/19/23	BNS	PHP	203,450,000	USD	3,677,029	3,671,556	3,677,029	(5,473)
05/19/23	BBH	PLN	5,380,000	USD	1,261,109	1,291,300	1,261,109	30,191
05/19/23	BBH	RON	1,600,000	USD	353,715	357,570	353,715	3,855
05/19/23	BBH	ZAR	11,750,000	USD	641,363	641,274	641,363	(89)
05/19/23	BBH	USD	1,989,874	ILS	7,320,000	1,989,874	2,017,837	(27,963)
05/19/23	BNS	USD	748,615	KRW	1,000,000,000	748,615	747,923	692
05/19/23	BBH	USD	673,301	MXN	12,250,000	673,301	678,718	(5,417)
05/19/23	BNS	USD	1,985,118	PHP	111,250,000	1,985,118	2,007,671	(22,553)
Net Unrealized Appreciation / (Depreciation)								$(189,113)

Counterparty Abbreviations
BBH	Brown Brothers Harriman and Co.
BNS	Bank of Nova Scotia

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2023, securities noted as such amounted to $319,199 or 0.3% of net assets.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(c)	Zero coupon bond.

See Notes to Financial Statements

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Currency Exposure Diversification	% of Total Investments (including cash)†
IDR	16.2%
BRL	13.4
ZAR	12.0
MYR	11.1
COP	9.3
MXN	9.1
HUF	7.0
THB	6.2
PLN	5.7
INR	5.6
RON	5.5
CNH	5.4
PEN	4.8
PHP	4.7
CZK	3.6
KRW	1.9
CLP	1.4
TRY	0.8
EUR	0.0*
ILS	(1.1)
USD	(22.6)
Total	100.0%

†	The weightings include the impact of currency forwards.
*	Amount is less than 0.1%.

Currency Abbreviations
BRL	Brazilian Real
CLP	Chilean Peso
CNH	Chinese Yuan
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

See Notes to Financial Statements

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
ASSETS TABLE
	Total Value at 4/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Foreign Sovereign Bonds and Notes*	$ 115,590,774	$ —	$ 115,590,774	$ —
Forward Foreign Currency Contracts**	191,895	—	191,895	—
Total	$ 115,782,669	$—	$ 115,782,669	$—

LIABILITIES TABLE
	Total Value at 4/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Forward Foreign Currency Contracts**	$ (381,008)	$ —	$ (381,008)	$ —

*	See Portfolio of Investments for country breakout.
**	See the Schedule of Forward Foreign Currency Contracts for contract and currency detail.
See Notes to Financial Statements

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Statement of Assets and Liabilities
April 30, 2023 (Unaudited)
ASSETS:
Investments, at value (Cost $125,612,133)	$ 115,590,774
Cash	1,833,909
Foreign currency (Cost $2,700,880)	2,694,006
Unrealized appreciation on forward foreign currency contracts	191,895
Receivables:
Investment securities sold	5,478,221
Interest	2,461,419
Interest reclaims	203,012
Total Assets	128,453,236
LIABILITIES:
Unrealized depreciation on forward foreign currency contracts	381,008
Payables:
Fund shares redeemed	2,777,279
Investment advisory fees	95,314
Deferred foreign capital gains tax	34,508
Total Liabilities	3,288,109
NET ASSETS	$125,165,127
NET ASSETS consist of:
Paid-in capital	$ 179,042,583
Par value	45,000
Accumulated distributable earnings (loss)	(53,922,456)
NET ASSETS	$125,165,127
NET ASSET VALUE, per share	$27.81
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	4,500,002

See Notes to Financial Statements

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Statement of Operations
For the Six Months Ended April 30, 2023 (Unaudited)
INVESTMENT INCOME:
Interest	$ 4,192,489
Foreign withholding tax	(123,485)
Other	642
Total investment income	4,069,646
EXPENSES:
Investment advisory fees	553,639
Total expenses	553,639
NET INVESTMENT INCOME (LOSS)	3,516,007
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(9,949,143)
Forward foreign currency contracts	1,013,173
Foreign currency transactions	763
Net realized gain (loss)	(8,935,207)
Net change in unrealized appreciation (depreciation) on:
Investments	23,375,101
Forward foreign currency contracts	62,675
Foreign currency translation	142,844
Deferred foreign capital gains tax	(26,264)
Net change in unrealized appreciation (depreciation)	23,554,356
NET REALIZED AND UNREALIZED GAIN (LOSS)	14,619,149
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 18,135,156
See Notes to Financial Statements

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Statements of Changes in Net Assets
	Six Months Ended 4/30/2023 (Unaudited)	Year Ended 10/31/2022
OPERATIONS:
Net investment income (loss)	$ 3,516,007	$ 10,573,692
Net realized gain (loss)	(8,935,207)	(54,957,196)
Net change in unrealized appreciation (depreciation)	23,554,356	(2,763,338)
Net increase (decrease) in net assets resulting from operations	18,135,156	(47,146,842)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(3,656,252)	—
Return of capital	—	(12,906,898)
Total distributions to shareholders	(3,656,252)	(12,906,898)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	41,664,668	48,914,060
Cost of shares redeemed	(47,309,918)	(131,758,936)
Net increase (decrease) in net assets resulting from shareholder transactions	(5,645,250)	(82,844,876)
Total increase (decrease) in net assets	8,833,654	(142,898,616)
NET ASSETS:
Beginning of period	116,331,473	259,230,089
End of period	$125,165,127	$116,331,473
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	4,750,002	8,100,002
Shares sold	1,500,000	1,550,000
Shares redeemed	(1,750,000)	(4,900,000)
Shares outstanding, end of period	4,500,002	4,750,002

See Notes to Financial Statements

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Financial Highlights
For a share outstanding throughout each period
	Six Months Ended 4/30/2023 (Unaudited)	Year Ended October 31,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$ 24.49	$ 32.00	$ 34.36	$ 38.45	$ 36.11	$ 41.55
Income from investment operations:
Net investment income (loss)	0.66	1.74	1.84	1.66	2.25	1.80
Net realized and unrealized gain (loss)	3.41	(7.55)	(2.25)	(3.72)	2.16	(4.76)
Total from investment operations	4.07	(5.81)	(0.41)	(2.06)	4.41	(2.96)
Distributions paid to shareholders from:
Net investment income	(0.75)	—	(1.48)	(0.04)	(1.94)	(0.79)
Return of capital	—	(1.70)	(0.47)	(1.99)	(0.13)	(1.69)
Total distributions	(0.75)	(1.70)	(1.95)	(2.03)	(2.07)	(2.48)
Net asset value, end of period	$27.81	$24.49	$32.00	$34.36	$38.45	$36.11
Total return (a)	16.79%	(18.71)%	(1.53)%	(5.37)%	12.46%	(7.55)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 125,165	$ 116,331	$ 259,230	$ 180,385	$ 148,045	$ 55,976
Ratio of total expenses to average net assets	0.85% (b)	0.85%	0.85%	0.85%	0.85%	0.85% (c)
Ratio of net investment income (loss) to average net assets	5.40% (b)	4.75%	4.55%	4.82%	4.91%	4.63% (c)
Portfolio turnover rate (d)	47%	43%	42%	59%	25%	61%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Includes excise tax.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

Notes to Financial Statements
First Trust Emerging Markets Local Currency Bond ETF (FEMB)
April 30, 2023 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund III (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of seventeen funds that are offering shares. This report covers the First Trust Emerging Markets Local Currency Bond ETF (the “Fund”), a non-diversified series of the Trust, which trades under the ticker “FEMB” on The Nasdaq Stock Market LLC (“Nasdaq”). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified blocks of shares called “Creation Units.”
The Fund is an actively managed exchange-traded fund. The investment objective of the Fund is to seek maximum total return and current income. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in bonds, notes and bills issued or guaranteed by entities incorporated or domiciled in emerging market countries that are denominated in the local currency of the issuer. There can be no assurance the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Corporate bonds, notes and other debt securities are fair valued on the basis of valuations provided by a third-party pricing service approved by the Advisor’s Pricing Committee, which may use the following valuation inputs when available:
1)	benchmark yields;
2)	reported trades;
3)	broker/dealer quotes;
4)	issuer spreads;
5)	benchmark securities;
6)	bids and offers; and
7)	reference data including market research publications.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific

Notes to Financial Statements (Continued)
First Trust Emerging Markets Local Currency Bond ETF (FEMB)
April 30, 2023 (Unaudited)
conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
1)	the credit conditions in the relevant market and changes thereto;
2)	the liquidity conditions in the relevant market and changes thereto;
3)	the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
4)	issuer-specific conditions (such as significant credit deterioration); and
5)	any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Forward foreign currency contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety, and one-hundred eighty day forward rates provided by a third-party pricing service.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the most recent price provided by the pricing service provider(s);
2)	the fundamental business data relating to the issuer, or economic data relating to the country of issue;
3)	an evaluation of the forces which influence the market in which these securities are purchased and sold;
4)	the type, size and cost of the security;
5)	the financial statements of the issuer/borrower, or the financial condition of the country of issue;
6)	the credit quality and cash flow of the issuer, or country of issue, based on the Advisor’s or external analysis;
7)	the information as to any transactions in or offers for the security;
8)	the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;
9)	the coupon payments;
10)	the quality, value and salability of collateral, if any, securing the security;
11)	the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer’s management (for corporate debt only);
12)	the economic, political and social prospects/developments of the country of issue and the assessment of the country’s governmental leaders/officials (for sovereign debt only);
13)	the prospects for the issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and
14)	other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.

Notes to Financial Statements (Continued)
First Trust Emerging Markets Local Currency Bond ETF (FEMB)
April 30, 2023 (Unaudited)
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of April 30, 2023, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
C. Forward Foreign Currency Contracts
The Fund is subject to foreign currency risk in the normal course of pursuing its investment objective. Forward foreign currency contracts are agreements between two parties (“Counterparties”) to exchange one currency for another at a future date and at a specified price. The Fund uses forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund’s foreign currency exposure. These contracts are valued daily, and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in “Unrealized appreciation on forward foreign currency contracts” and “Unrealized depreciation on forward foreign currency contracts” on the Statement of Assets and Liabilities. The change in unrealized appreciation (depreciation) is included in “Net change in unrealized appreciation (depreciation) on forward foreign currency contracts” on the Statement of Operations. When the forward contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or the cost of) the closing transaction and the Fund’s basis in the contract. This realized gain or loss is included in “Net realized gain (loss) on forward foreign currency contracts” on the Statement of Operations. Risks arise from the possible inability of Counterparties to meet the terms of their contracts and from movement in currency, securities values and interest rates. Due to the risks, the Fund could incur losses in excess of the net unrealized value shown on the Forward Foreign Currency Contracts table in the Portfolio of Investments. In the event of default by the Counterparty, the Fund will provide notice to the Counterparty of the Fund’s intent to convert the currency held by the Fund into the currency that the Counterparty agreed to exchange with the Fund. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.
D. Foreign Currency
The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statement of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are included in “Net change in unrealized appreciation (depreciation) on investments” on the Statement of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Statement of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statement of Operations.
E. Offsetting on the Statement of Assets and Liabilities
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statement of Assets and Liabilities and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or

Notes to Financial Statements (Continued)
First Trust Emerging Markets Local Currency Bond ETF (FEMB)
April 30, 2023 (Unaudited)
potential effect of offsetting arrangements on the Fund’s financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.
This disclosure, if applicable, is included within each Fund’s Portfolio of Investments under the heading “Offsetting Assets and Liabilities.” For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting arrangements (“MNAs”) or similar agreements on the Statement of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.
At April 30, 2023, derivative assets and liabilities (by type) on a gross basis are as follows:
Gross Amounts not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Amounts Received	Net Amount
Forward Foreign Currency Contracts*	$ 191,895	$ —	$ 191,895	$ (100,107)	$ —	$ 91,788
Gross Amounts not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Amounts Pledged	Net Amount
Forward Foreign Currency Contracts*	$ (381,008)	$ —	$ (381,008)	$ 100,107	$ —	$ (280,901)
* The respective Counterparties for each contract are disclosed in the Forward Foreign Currency Contracts table in the Portfolio of Investments.
F. Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid monthly by the Fund, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by the Fund during the fiscal year ended October 31, 2022, was as follows:

Notes to Financial Statements (Continued)
First Trust Emerging Markets Local Currency Bond ETF (FEMB)
April 30, 2023 (Unaudited)
Distributions paid from:
Ordinary income	$—
Capital gains	—
Return of capital	12,906,898
As of October 31, 2022, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$—
Accumulated capital and other gain (loss)	(27,770,776)
Net unrealized appreciation (depreciation)	(40,630,584)
G. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2019, 2020, 2021, and 2022 remain open to federal and state audit. As of April 30, 2023, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2022, the Fund had $27,770,776 of capital loss carryforward available to the extent provided by regulations to offset future capital gains.
As of April 30, 2023, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$125,612,133	$1,819,121	$(12,029,593)	$(10,210,472)
H. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (See Note 3).
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for supervising the selection and ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
The Trust, on behalf of the Fund, and First Trust have retained First Trust Global Portfolios Limited (“FTGP” or the “Sub-Advisor”), an affiliate of First Trust, to serve as investment sub-advisor. In this capacity, FTGP is responsible for the selection and ongoing monitoring of the securities in the Fund’s investment portfolio. FTGP receives a sub-advisory fee equal to 40% of any remaining monthly unitary fee paid to the Advisor after the Fund’s average expenses accrued during the most recent twelve months are subtracted from the unitary fee for that month. First Trust is responsible for the expenses of the Fund including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, Rule 12b-1 distribution and service fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, and

Notes to Financial Statements (Continued)
First Trust Emerging Markets Local Currency Bond ETF (FEMB)
April 30, 2023 (Unaudited)
extraordinary expenses. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250, which is covered under the annual unitary management fee. Effective November 1, 2022, the annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the schedule below:
Breakpoints
Fund net assets up to and including $2.5 billion	0.85000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.82875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.80750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.78625%
Fund net assets greater than $10 billion	0.76500%
Prior to November 1, 2022, the Fund paid First Trust an annual unitary management fee equal to 0.85% of its average daily net assets.
The Trust has multiple service agreements with Brown Brothers Harriman & Co. (“BBH”). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BBH is responsible for custody of the Fund’s assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for the Fund.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended April 30, 2023, the cost of purchases and proceeds from sales of investments, excluding short term investments and in-kind transactions, were $56,914,109 and $61,302,405, respectively.
For the six months ended April 30, 2023, the Fund had no in-kind transactions.
5. Derivative Transactions
The following table presents the type of derivatives held by the Fund at April 30, 2023, the primary underlying risk exposure and the location of these instruments as presented on the Statement of Assets and Liabilities.
		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Forward foreign currency contracts	Currency Risk	Unrealized appreciation on forward foreign currency contracts	$ 191,895	Unrealized depreciation on forward foreign currency contracts	$ 381,008
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended April 30, 2023, on derivative instruments, as well as the primary underlying risk exposure associated with each instrument.
Statement of Operations Location
Currency Risk Exposure
Net realized gain (loss) on forward foreign currency contracts	$1,013,173
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	62,675

Notes to Financial Statements (Continued)
First Trust Emerging Markets Local Currency Bond ETF (FEMB)
April 30, 2023 (Unaudited)
For the six months ended April 30, 2023, the notional values of forward foreign currency contracts opened and closed were $435,698,662 and $426,208,636, respectively.
6. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as “Creation Units.” Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation (“NSCC”) the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before February 28, 2024.
8. Borrowings
The Trust, on behalf of the Fund, along with First Trust Series Fund and First Trust Exchange-Traded Fund IV has a $550 million Credit Agreement with The Bank of Nova Scotia (“Scotia”) as administrative agent for a group of lenders. Prior to March 1, 2023, the commitment amount was $305 million. Scotia charges a commitment fee of 0.25% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans, and an agency fee. First Trust allocates the commitment fee and agency fee amongst the funds that have access to the credit line. To the extent that the Fund accesses the credit line, there would also be an interest fee charged. The Fund did not have any borrowings outstanding during the six months ended April 30, 2023.

Notes to Financial Statements (Continued)
First Trust Emerging Markets Local Currency Bond ETF (FEMB)
April 30, 2023 (Unaudited)
9. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
10. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there was the following subsequent event:
On May 23, 2023, the Advisor’s Pricing Committee approved changes to the Advisor’s Valuation Procedures for the First Trust Funds, including clarifications to certain pricing methodologies. These changes will be reflected in future reports’ Notes to Financial Statements.

Additional Information
First Trust Emerging Markets Local Currency Bond ETF (FEMB)
April 30, 2023 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Defined Outcome Funds Risk. To the extent a fund’s investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any) may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor’s investment period. Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund’s share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period. Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified

Additional Information (Continued)
First Trust Emerging Markets Local Currency Bond ETF (FEMB)
April 30, 2023 (Unaudited)
by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index or Model Constituent Risk. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund’s shares.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight Financing Rate (“SOFR”) will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

Additional Information (Continued)
First Trust Emerging Markets Local Currency Bond ETF (FEMB)
April 30, 2023 (Unaudited)
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the U.S. has resumed “reasonably” normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund’s shares and result in increased market volatility. During any such events, a fund’s shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund’s shares may widen.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund’s ability to meet its investment objective. Although the funds and the funds’ investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
Preferred Securities Risk. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company’s capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer payment on the securities and, in some cases, redeem the securities prior to a specified date. Preferred securities may also be substantially less liquid than other securities, including common stock.
Valuation Risk. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions (sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots. If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities

Additional Information (Continued)
First Trust Emerging Markets Local Currency Bond ETF (FEMB)
April 30, 2023 (Unaudited)
have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.
NOT FDIC INSURED	NOT BANK GUARANTEED	MAY LOSE VALUE
Liquidity Risk Management Program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund and each other fund in the First Trust Fund Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the “Program”) reasonably designed to assess and manage the funds’ liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. The Board of Trustees of the First Trust Funds has appointed First Trust Advisors L.P. (the “Advisor”) as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First Trust Liquidity Committee (the “Liquidity Committee”).
Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund’s portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds’ holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund’s net assets and establishes policies and procedures regarding redemptions in kind.
At the April 17, 2023 meeting of the Board of Trustees, as required by Rule 22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 17, 2022 through the Liquidity Committee’s annual meeting held on March 23, 2023 and assessed the Program’s adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Fund primarily holds assets that are highly liquid investments, the Fund has not adopted any highly liquid investment minimum.
As stated in the written report, during the review period, two funds breached the 15% limitation on illiquid investments for one day each, as a result of an unscheduled week-long closure of the stock exchange in Istanbul following devastating earthquakes in February, causing all Turkish equities to be re-classified as “illiquid” for one day.  Each fund filed a Form N-RN on the day after the breach occurred, and one day later after the breach was cured. No fund with a highly liquid investment minimum breached that minimum during the reporting period. The Advisor concluded that each fund’s investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

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First Trust Exchange-Traded Fund III
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
INVESTMENT SUB-ADVISOR
First Trust Global Portfolios Limited
Floor 2
8 Angel Court
London EC2R 7HJ
England
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

First Trust Exchange-Traded Fund III
First Trust RiverFront Dynamic Developed International ETF (RFDI)

First Trust RiverFront Dynamic Europe ETF (RFEU)

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)

Semi-Annual Report
For the Six Months Ended
April 30, 2023

First Trust Exchange-Traded Fund III
Semi-Annual Report
April 30, 2023

Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and/or RiverFront Investment Group, LLC (“RIG” or the “Sub-Advisor”) and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund III (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, the “Funds”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on each Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund’s performance and investment approach.
The statistical information that follows may help you understand each Fund’s performance compared to that of a relevant market benchmark.
It is important to keep in mind that the opinions expressed by personnel of the Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Exchange-Traded Fund III
Semi-Annual Letter from the Chairman and CEO
April 30, 2023
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for the First Trust RiverFront Dynamic International ETFs (the “Funds”), which contains detailed information about the Funds for the six months ended April 30, 2023.
It pleases me to write that on May 5, 2023, the World Health Organization officially declared that the coronavirus (“COVID-19”) pandemic no longer qualified as a global health emergency. While the virus officially no longer poses an immediate threat, its full impact on the world economy remains to be seen, in my opinion. Recall, if you will, those early days of the pandemic; companies sent workers home, consumers were afraid or unwilling to leave their homes, supply chains dried up, and grocery shelves were left bare. Hoping to provide relief to their constituents and to bolster economic activity, governments across the globe funneled trillions of dollars in stimulus directly into the hands of their citizens. Unfortunately, economist Milton Friedman’s age-old economic adage “there’s no such thing as a free lunch” still holds. As a result of the U.S. government stimulus, gross domestic product rebounded quickly, but so did inflation.
As many investors are aware, the Federal Reserve (the “Fed”) has been locked in a battle with stubbornly high inflation for several years now. Inflation, as measured by the trailing 12-month rate of change in the Consumer Price Index (“CPI”), surged from 1.4% on December 31, 2020, to 9.1% as of June 30, 2022. Since then, the trailing rate on the CPI has come down, but remains elevated. On April 30, 2023, the CPI stood at 4.9%, well above the Fed’s goal of 2.0%. Surging prices have not been restricted to the U.S. Headline inflation rates in each of the countries that make up the so-called Group of Ten (G-10) stand above the targets set by their central banks, according to data from Bloomberg.
From the Fed’s perspective, monetary policy is the most efficient means to combat rising prices. From December 31, 2020 through May 3, 2023, the Fed increased the Federal Funds target rate (upper bound) a total of ten times, raising the rate from 0.25% to 5.25%. As mentioned, tighter monetary policy resulted in a decrease in the CPI, but there have been casualties in the Fed’s battle with rising prices. The most recent banking turmoil is one example. Another is the spike in mortgage rates. According to Bankrate, the national average for a 30-year mortgage stood at just 2.87% on December 31, 2020. As of May 1, 2023, the average 30-year mortgage rate had surged to 6.88%. Not all the news is negative, however. Driven by a strong U.S. labor market, consumer spending remained robust in April 2023. Notably, American corporations added 253,000 jobs during the month, and the unemployment rate stood at a 53-year low. Bob Carey, Chief Market Strategist at First Trust, recently summed up the current situation, noting that “we’re not out of the woods yet.” That said, even the most difficult situations don’t last forever. In my opinion, like the COVID-19 pandemic, inflation, and the tighter monetary policy it ushered in, will pass with time.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Funds again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Fund Performance Overview (Unaudited)
First Trust RiverFront Dynamic Developed International ETF (RFDI)
The investment objective of First Trust RiverFront Dynamic Developed International ETF (the “Fund”) is to provide capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in a portfolio of equity securities of developed market companies, including through investments in common stock, depositary receipts, and common and preferred shares of real estate investment trusts (“REITs”), and forward foreign currency exchange contracts and currency spot transactions used to hedge the Fund’s exposure to the currencies in which the equity securities of such developed market companies are denominated (each, a “Developed Market currency” and, collectively, the “Developed Market currencies”). Developed market companies are those companies (i) whose securities are traded principally on a stock exchange in a developed market country, (ii) that have a primary business office in a developed market country, or (iii) that have at least 50% of their assets in, or derive at least 50% of their revenues or profits from, a developed market country. Developed market countries currently include the countries comprising the Morgan Stanley Capital International World Index or countries considered to be developed by the World Bank, the International Finance Corporation or the United Nations. Under normal market conditions, the Fund invests in at least three countries and at least 40% of its net assets in countries other than the United States. Shares of the Fund are listed on The Nasdaq Stock Market LLC under the ticker symbol “RFDI.”
The Fund utilizes a dynamic currency hedging strategy through the use of forward foreign currency exchange contracts and currency spot transactions to hedge up to 100% of the Fund’s currency exposure. As a result of this hedging strategy, the portion of the Fund’s portfolio securities which are subject to currency hedging transactions may vary widely, from 0% to 100% of the portfolio securities. A forward contract on foreign currency is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days agreed upon by the parties from the date of the contract, at a price set on the date of the contract. A forward foreign currency exchange contract may reduce the Fund’s exposure to changes in the value of the currency it will deliver and increase its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of the Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. The Fund also may enter into currency spot transactions as part of its dynamic currency hedging strategy. A currency spot transaction is an agreement between two parties to buy or sell a specific currency for delivery on a date that is typically two business days from the date of the agreement, as opposed to a date set in the future. The underlying currencies of the forward foreign currency exchange contracts and currency spot transactions included in the Fund’s policy relating to the investment of at least 80% of its net assets (including investment borrowings) will be limited to Developed Market currencies.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 4/30/23	1 Year Ended 4/30/23	5 Years Ended 4/30/23	Inception (4/13/16) to 4/30/23	5 Years Ended 4/30/23	Inception (4/13/16) to 4/30/23
Fund Performance
NAV	18.36%	-1.38%	0.84%	4.53%	4.28%	36.62%
Market Price	18.45%	-1.02%	0.77%	4.52%	3.89%	36.52%
Index Performance
MSCI EAFE Index	24.19%	8.42%	3.63%	6.43%	19.53%	55.12%
(See Notes to Fund Performance Overview on page 9.)

Fund Performance Overview (Unaudited) (Continued)
First Trust RiverFront Dynamic Developed International ETF (RFDI) (Continued)
Sector Allocation	% of Total Investments
Financials	16.1%
Consumer Discretionary	16.0
Health Care	14.8
Industrials	13.2
Consumer Staples	9.4
Materials	8.9
Energy	6.0
Communication Services	5.6
Information Technology	5.5
Utilities	2.5
Real Estate	2.0
Total	100.0%

Fund Allocation	% of Net Assets
Common Stocks	97.0%
Real Estate Investment Trusts	2.0
Net Other Assets and Liabilities	1.0
Total	100.0%
Top Ten Holdings	% of Total Investments
Nestle S.A.	3.0%
Roche Holding AG	2.5
Novo Nordisk A.S., Class B	2.5
LVMH Moet Hennessy Louis Vuitton SE	2.3
Novartis AG	2.1
3i Group PLC	1.9
BHP Group Ltd.	1.9
Rio Tinto PLC	1.7
Unilever PLC	1.5
Kuehne + Nagel International AG	1.5
Total	20.9%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust RiverFront Dynamic Europe ETF (RFEU)
The investment objective of First Trust RiverFront Dynamic Europe ETF (the “Fund”) is to provide capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in a portfolio of equity securities of European companies, including through investments in common stock, depositary receipts, and common and preferred shares of real estate investment trusts (“REITs”), and forward foreign currency exchange contracts and currency spot transactions used to hedge the Fund’s exposure to the currencies in which the equity securities of such European companies are denominated (each, a “European currency” and, collectively, the “European currencies”). European companies are those companies (i) whose securities are traded principally on a stock exchange in a European country, (ii) that have a primary business office in a European country, or (iii) that have at least 50% of their assets in, or derive at least 50% of their revenues or profits from, a European country. The Fund considers a European country to be any member country of the European Union or any country included in the MSCI Europe Index. The Fund generally focuses its European company  investments in Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Luxembourg, the  Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and/or the United Kingdom. Shares of the Fund are listed on The Nasdaq Stock Market LLC under the ticker symbol “RFEU.”
The Fund utilizes a dynamic currency hedging strategy through the use of forward foreign currency exchange contracts and currency spot transactions to hedge up to 100% of the Fund’s currency exposure. As a result of this hedging strategy, the portion of the Fund’s portfolio securities which are subject to currency hedging transactions may vary widely, from 0% to 100% of the portfolio securities. A forward contract on foreign currency is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days agreed upon by the parties from the date of the contract, at a price set on the date of the contract. A forward foreign currency exchange contract may reduce the Fund’s exposure to changes in the value of the currency it will deliver and increase its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of the Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. The Fund also may enter into currency spot transactions as part of its dynamic currency hedging strategy. A currency spot transaction is an agreement between two parties to buy or sell a specific currency for delivery on a date that is typically two business days from the date of the agreement, as opposed to a date set in the future. The underlying currencies of the forward foreign currency exchange contracts and currency spot transactions included in the Fund’s policy relating to the investment of at least 80% of its net assets (including investment borrowings) will be limited to European currencies.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 4/30/23	1 Year Ended 4/30/23	5 Years Ended 4/30/23	Inception (4/13/16) to 4/30/23	5 Years Ended 4/30/23	Inception (4/13/16) to 4/30/23
Fund Performance
NAV	18.98%	0.96%	2.08%	5.96%	10.83%	50.38%
Market Price	19.25%	0.79%	1.99%	5.94%	10.34%	50.16%
Index Performance
MSCI Europe Index	28.24%	12.03%	4.63%	6.93%	25.41%	60.33%
(See Notes to Fund Performance Overview on page 9.)

Fund Performance Overview (Unaudited) (Continued)
First Trust RiverFront Dynamic Europe ETF (RFEU) (Continued)
Sector Allocation	% of Total Investments
Consumer Discretionary	17.0%
Health Care	14.7
Financials	14.0
Industrials	13.5
Consumer Staples	11.5
Energy	8.1
Communication Services	6.9
Information Technology	6.1
Materials	4.0
Utilities	2.5
Real Estate	1.7
Total	100.0%

Fund Allocation	% of Net Assets
Common Stocks	96.9%
Real Estate Investment Trusts	1.1
Net Other Assets and Liabilities	2.0
Total	100.0%
Top Ten Holdings	% of Total Investments
Nestle S.A.	4.5%
Novo Nordisk A.S., Class B	3.7
LVMH Moet Hennessy Louis Vuitton SE	3.5
ASML Holding N.V.	3.4
TotalEnergies SE	2.4
Unilever PLC	2.2
HSBC Holdings PLC	2.2
Shell PLC	2.1
Allianz SE	1.8
GSK PLC	1.6
Total	27.4%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
The investment objective of First Trust RiverFront Dynamic Emerging Markets ETF (the “Fund”) is to provide capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in a portfolio of equity securities of emerging market companies, including through investments in common stock, depositary receipts, and common and preferred shares of real estate investment trusts (“REITs”), and forward foreign currency exchange contracts and currency spot transactions used to hedge the Fund’s exposure to the currencies in which the equity securities of such emerging market companies are denominated (each, an “Emerging Market currency” and, collectively, the “Emerging Market currencies”). The Fund considers an emerging market company to be one (i) domiciled or with a principal place of business or primary securities trading market in an emerging market country, or (ii) that derives a substantial portion of its total revenues or profits from emerging market countries. The Fund considers an emerging market country to be any country whose issuers are included in the Morgan Stanley Capital International Emerging Markets Index and/or those countries considered to be developing by the World Bank, the International Finance Corporation or the United Nations. The Fund generally focuses its emerging market company investments in Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Malaysia, Mexico, Morocco, Nigeria, Peru, the Philippines, Poland, Qatar, Russia, South Africa, South Korea, Taiwan, Thailand, Turkey and/or the United Arab Emirates. Shares of the Fund are listed on The Nasdaq Stock Exchange LLC under the ticker symbol “RFEM.”
The Fund utilizes a dynamic currency hedging strategy through the use of forward foreign currency exchange contracts and currency spot transactions to hedge up to 100% of the Fund’s currency exposure. As a result of this hedging strategy, the portion of the Fund’s portfolio securities which are subject to currency hedging transactions may vary widely, from 0% to 100% of the portfolio securities. A forward contract on foreign currency is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days agreed upon by the parties from the date of the contract, at a price set on the date of the contract. A forward foreign currency exchange contract may reduce the Fund’s exposure to changes in the value of the currency it will deliver and increase its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of the Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. The Fund also may enter into currency spot transactions as part of its dynamic currency hedging strategy. A currency spot transaction is an agreement between two parties to buy or sell a specific currency for delivery on a date that is typically two business days from the date of the agreement, as opposed to a date set in the future. The underlying currencies of the forward foreign currency exchange contracts and currency spot transactions included in the Fund’s policy relating to the investment of at least 80% of its net assets (including investment borrowings) will be limited to Emerging Market currencies.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 4/30/23	1 Year Ended 4/30/23	5 Years Ended 4/30/23	Inception (6/14/16) to 4/30/23	5 Years Ended 4/30/23	Inception (6/14/16) to 4/30/23
Fund Performance
NAV	14.30%	-6.02%	-2.64%	4.49%	-12.54%	35.24%
Market Price	14.36%	-5.64%	-2.67%	4.45%	-12.67%	34.94%
Index Performance
MSCI Emerging Markets Index	16.36%	-6.51%	-1.05%	5.39%	-5.12%	43.46%
(See Notes to Fund Performance Overview on page 9.)

Fund Performance Overview (Unaudited) (Continued)
First Trust RiverFront Dynamic Emerging Markets ETF (RFEM) (Continued)
Sector Allocation	% of Total Investments
Information Technology	32.3%
Materials	10.2
Financials	9.9
Consumer Discretionary	8.8
Communication Services	7.8
Industrials	7.7
Consumer Staples	7.7
Energy	6.6
Health Care	4.5
Utilities	3.1
Real Estate	1.4
Total	100.0%

Fund Allocation	% of Net Assets
Common Stocks	97.8%
Real Estate Investment Trusts	1.0
Net Other Assets and Liabilities*	1.2
Total	100.0%

*	Includes forward foreign currency contracts.
Top Ten Holdings	% of Total Investments
Taiwan Semiconductor Manufacturing Co., Ltd.	8.5%
Tencent Holdings Ltd.	4.4
Samsung Electronics Co., Ltd.	3.5
Alibaba Group Holding Ltd.	2.0
Tata Consultancy Services Ltd.	1.7
Infosys Ltd.	1.7
MediaTek, Inc.	1.6
Petroleo Brasileiro S.A. (Preference Shares)	1.5
Petroleo Brasileiro S.A.	1.5
Wal-Mart de Mexico S.A.B. de C.V.	1.4
Total	27.8%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Notes to Fund Performance Overview (Unaudited)
Total returns for the periods since inception are calculated from the inception date of each Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.
Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Prior to January 1, 2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund’s NAV was calculated. Since shares of each Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future performance.

Portfolio Management
First Trust Exchange-Traded Fund III
Semi-Annual Report
April 30, 2023 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust”) serves as the investment advisor to the First Trust RiverFront Dynamic Developed International ETF (“RFDI”), the First Trust RiverFront Dynamic Europe ETF (“RFEU”), and the First Trust RiverFront Dynamic Emerging Markets ETF (“RFEM”) (each a “Fund” and collectively, the “Funds”). First Trust is responsible for the ongoing monitoring of each Fund’s investment portfolio, managing each Fund’s business affairs and providing certain administrative services necessary for the management of each Fund.
Sub-Advisor
RiverFront Investment Group, LLC
RiverFront Investment Group, LLC (“RIG”) is an SEC-registered investment advisor located in Richmond, Virginia. It is majority owned by its employees, and Baird Financial Corporation is a minority owner of RiverFront Investment Holding Group, LLC. The firm provides asset management services to a series of global tactical asset allocation portfolios and registered investment companies, including mutual funds and exchange-traded products.
Portfolio Management Team
Adam Grossman, CFA, Portfolio Manager of RIG
Chris Konstantinos, CFA, Portfolio Manager of RIG
Scott Hays, CFA, Senior Portfolio Manager of RIG
Each of the portfolio managers is primarily and jointly responsible for the day-to-day management of the Funds. Adam Grossman and Chris Konstantinos have managed the Funds since 2016. Scott Hays has managed the Funds since 2023.

First Trust Exchange-Traded Fund III
Understanding Your Fund Expenses
April 30, 2023 (Unaudited)
As a shareholder of First Trust RiverFront Dynamic Developed International ETF, First Trust RiverFront Dynamic Europe ETF or First Trust RiverFront Dynamic Emerging Markets ETF (each a “Fund” and collectively, the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs (in U.S. dollars) of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2023.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust RiverFront Dynamic Developed International ETF (RFDI)
Actual	$1,000.00	$1,183.60	0.83%	$4.49
Hypothetical (5% return before expenses)	$1,000.00	$1,020.68	0.83%	$4.16
First Trust RiverFront Dynamic Europe ETF (RFEU)
Actual	$1,000.00	$1,189.80	0.83%	$4.51
Hypothetical (5% return before expenses)	$1,000.00	$1,020.68	0.83%	$4.16
First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Actual	$1,000.00	$1,143.00	0.95%	$5.05
Hypothetical (5% return before expenses)	$1,000.00	$1,020.08	0.95%	$4.76

(a)	Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (November 1, 2022 through April 30, 2023), multiplied by 181/365 (to reflect the six-month period).

First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments
April 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 97.0%
	Australia – 7.5%
46,782	ALS Ltd. (b)	$408,301
78,466	BHP Group Ltd. (b)	2,328,674
60,908	Coles Group Ltd. (b)	735,779
5,788	Commonwealth Bank of Australia (b)	383,027
56,126	Fortescue Metals Group Ltd. (b)	785,294
140,968	Harvey Norman Holdings Ltd. (b)	338,550
52,532	Iluka Resources Ltd. (b)	386,004
188,299	Medibank Pvt Ltd. (b)	445,621
139,484	Metcash Ltd. (b)	361,475
10,776	Rio Tinto Ltd. (b)	808,250
252,404	South32 Ltd. (b)	713,484
179,674	Viva Energy Group Ltd. (b) (c) (d)	371,386
27,311	Wesfarmers Ltd. (b)	944,781
14,112	Woodside Energy Group Ltd. (b)	320,206
		9,330,832
	Austria – 0.3%
42,208	UNIQA Insurance Group AG (b)	378,719
	Belgium – 0.2%
37,362	Proximus S.A.D.P. (b)	318,496
	Bermuda – 0.3%
21,218	Orient Overseas International Ltd. (b)	431,090
	Canada – 4.4%
31,475	ARC Resources Ltd.	390,984
95,385	B2Gold Corp.	375,246
11,379	Canadian Natural Resources Ltd.	693,398
12,519	Imperial Oil Ltd.	638,124
14,731	Northland Power, Inc.	361,629
19,028	Pembina Pipeline Corp.	626,378
9,480	Restaurant Brands International, Inc.	664,583
19,693	Suncor Energy, Inc.	616,583
16,696	Tourmaline Oil Corp.	750,109
4,981	West Fraser Timber Co., Ltd.	360,289
		5,477,323
	Denmark – 3.9%
276	AP Moller - Maersk A.S., Class A (b)	493,265
299	AP Moller - Maersk A.S., Class B (b)	540,458
4,838	Carlsberg A.S., Class B (b)	800,674
18,237	Novo Nordisk A.S., Class B (b)	3,033,807
		4,868,204
	Finland – 0.3%
7,144	Elisa Oyj (b)	443,652
	France – 7.7%
36,119	AXA S.A. (b)	1,178,930
Shares	Description	Value

	France (Continued)
686	Christian Dior SE (b)	$629,571
569	Hermes International (b)	1,235,342
1,581	Kering S.A. (b)	1,012,420
9,356	La Francaise des Jeux SAEM (b) (c) (d)	399,893
2,972	LVMH Moet Hennessy Louis Vuitton SE (b)	2,858,711
11,446	TotalEnergies SE (b)	731,399
9,481	Vinci S.A. (b)	1,172,716
3,534	Wendel SE (b)	396,442
		9,615,424
	Germany – 6.0%
17,920	Bayer AG (b)	1,182,653
8,289	Bayerische Motoren Werke AG (b)	929,068
73,206	Deutsche Bank AG (b)	804,730
21,150	Deutsche Post AG (b)	1,017,307
67,942	E.ON SE (b)	898,719
1,838	Hapag-Lloyd AG (b) (c) (d)	571,530
14,747	Mercedes-Benz Group AG (b)	1,150,060
3,982	SAP SE (b)	538,829
2,567	Siemens AG (b)	423,125
		7,516,021
	Greece – 0.6%
24,562	Hellenic Telecommunications Organization S.A. (b)	358,892
21,862	OPAP S.A. (b)	372,807
		731,699
	Hong Kong – 0.4%
41,200	AIA Group Ltd. (b)	448,548
	Israel – 0.6%
5,650	Check Point Software Technologies Ltd. (e)	719,584
	Italy – 2.8%
25,671	ACEA S.p.A. (b)	376,469
117,950	Banca Mediolanum S.p.A. (b)	1,066,426
47,422	Credito Emiliano S.p.A. (b)	364,061
64,718	Eni S.p.A. (b)	977,721
62,543	Poste Italiane S.p.A. (b) (c) (d)	650,881
		3,435,558
	Japan – 22.5%
8,100	Advantest Corp. (b)	631,249
20,200	Asahi Group Holdings Ltd. (b)	780,409
32,800	Bandai Namco Holdings, Inc. (b)	745,066
29,000	Chugai Pharmaceutical Co., Ltd. (b)	748,364
3,900	Disco Corp. (b)	444,036
3,300	Fast Retailing Co., Ltd. (b)	781,445
13,800	Hakuhodo DY Holdings, Inc. (b)	162,610
36,200	Honda Motor Co., Ltd. (b)	960,134

See Notes to Financial Statements

First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Japan (Continued)
8,700	Hoya Corp. (b)	$912,239
29,900	ITOCHU Corp. (b)	991,928
38,300	Japan Tobacco, Inc. (b)	824,097
32,400	KDDI Corp. (b)	1,011,468
58,600	Marubeni Corp. (b)	831,721
69,600	Mitsubishi Chemical Group Corp. (b)	408,318
27,800	Mitsubishi Corp. (b)	1,030,709
13,300	Mitsui OSK Lines Ltd. (b)	329,715
61,500	Mizuho Financial Group, Inc. (b)	891,494
16,250	Nintendo Co., Ltd. (b)	687,008
29,900	Nippon Telegraph & Telephone Corp. (b)	912,368
24,900	Nippon Yusen KK (b)	588,609
8,800	Nissan Chemical Corp. (b)	391,090
18,600	Niterra Co., Ltd. (b)	389,853
6,700	Nitto Denko Corp. (b)	433,143
4,300	Obic Co., Ltd. (b)	662,523
5,500	Oracle Corp., Japan (b)	394,728
46,000	ORIX Corp. (b)	782,576
36,300	Recruit Holdings Co., Ltd. (b)	1,018,346
45,300	Santen Pharmaceutical Co., Ltd. (b)	381,137
4,200	SCREEN Holdings Co., Ltd. (b)	341,625
21,000	Sega Sammy Holdings, Inc. (b)	392,522
34,200	Sekisui House Ltd. (b)	703,106
5,200	Shimano, Inc. (b)	804,193
33,100	Shin-Etsu Chemical Co., Ltd. (b)	944,536
12,500	Shinko Electric Industries Co., Ltd. (b)	371,144
15,300	Shionogi & Co., Ltd. (b)	684,898
44,200	SoftBank Corp. (b)	497,640
600	Sojitz Corp. (b)	12,637
25,500	Sumitomo Mitsui Financial Group, Inc. (b)	1,042,278
30,800	Takeda Pharmaceutical Co., Ltd. (b)	1,021,302
8,400	Tokyo Electron Ltd. (b)	961,846
21,900	Tokyo Gas Co., Ltd. (b)	448,578
22,500	USS Co., Ltd. (b)	378,090
16,100	ZOZO, Inc. (b)	338,814
		28,069,592
	Luxembourg – 0.7%
147,522	B&M European Value Retail S.A. (b)	890,583
	Netherlands – 3.1%
2,631	ASML Holding N.V. (b)	1,669,666
2,220	Ferrari N.V. (b)	618,599
197,278	Koninklijke KPN N.V. (b)	719,450
6,954	Wolters Kluwer N.V. (b)	921,361
		3,929,076
Shares	Description	Value

	New Zealand – 0.8%
305,192	Spark New Zealand Ltd. (b)	$988,869
	Norway – 0.9%
5,570	Aker ASA, Class A (b)	340,448
8,483	Salmar ASA (b)	376,887
9,626	Yara International ASA (b)	387,628
		1,104,963
	Portugal – 0.6%
99,412	Navigator (The) Co., S.A. (b)	364,883
77,278	NOS SGPS S.A. (b)	339,743
		704,626
	Singapore – 1.2%
201,200	Singapore Exchange Ltd. (b)	1,447,961
	Spain – 3.2%
138,337	Banco Bilbao Vizcaya Argentaria S.A. (b)	1,012,764
165,861	Banco Santander S.A., ADR	575,538
14,223	Cia de Distribucion Integral Logista Holdings S.A. (b)	386,253
25,546	Endesa S.A. (b)	573,066
27,679	Industria de Diseno Textil S.A. (b)	951,514
24,212	Red Electrica Corp. S.A. (b)	440,206
		3,939,341
	Sweden – 0.1%
4,788	Boliden AB (b)	171,108
	Switzerland – 14.1%
28,131	ABB Ltd. (b)	1,014,788
3,274	Banque Cantonale Vaudoise (b)	344,505
36,319	EFG International AG (b)	349,511
6,107	Kuehne + Nagel International AG (b)	1,809,236
28,701	Nestle S.A. (b)	3,682,039
25,882	Novartis AG (b)	2,647,571
1,572	Partners Group Holding AG (b)	1,525,993
9,957	Roche Holding AG (b)	3,117,937
2,168	Roche Holding AG (b)	733,654
9,282	SGS SA (b)	839,978
2,620	Sonova Holding AG (b)	830,871
4,310	Straumann Holding AG (b)	648,442
		17,544,525
	United Kingdom – 14.5%
105,903	3i Group PLC (b)	2,356,239
16,082	Admiral Group PLC (b)	467,409
6,607	AstraZeneca PLC (b)	972,306
74,261	Barratt Developments PLC (b)	467,207
75,123	BP PLC (b)	504,000
74,354	Evraz PLC (b) (e) (f) (g)	0
75,472	GSK PLC (b)	1,360,999
38,919	Hargreaves Lansdown PLC (b)	394,026
197,512	HSBC Holdings PLC (b)	1,423,538

See Notes to Financial Statements

First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	United Kingdom (Continued)
40,878	IG Group Holdings PLC (b)	$377,366
68,258	Imperial Brands PLC (b)	1,689,665
33,311	Inchcape PLC (b)	339,121
64,079	Investec PLC (b)	357,211
124,213	J Sainsbury PLC (b)	431,641
34,529	RELX PLC (b)	1,150,461
71,400	Rightmove PLC (b)	516,799
33,447	Rio Tinto PLC (b)	2,126,306
13,705	Shell PLC (b)	421,130
279,911	Taylor Wimpey PLC (b)	451,739
33,239	Unilever PLC (b)	1,850,818
200,212	Virgin Money UK PLC (b)	393,496
		18,051,477
	United States – 0.3%
10,290	Ovintiv, Inc.	371,263
	Total Common Stocks	120,928,534
	(Cost $112,284,150)
REAL ESTATE INVESTMENT TRUSTS (a) – 2.0%
	Australia – 0.3%
46,990	Charter Hall Group (b)	349,598
	Singapore – 0.3%
229,800	Keppel DC REIT (b)	371,555
	Spain – 0.4%
33,151	Inmobiliaria Colonial Socimi S.A. (b)	211,917
41,589	Merlin Properties Socimi S.A. (b)	367,722
		579,639
	United Kingdom – 1.0%
25,649	Big Yellow Group PLC (b)	394,813
84,910	British Land (The) Co., PLC (b)	427,797
31,495	Safestore Holdings PLC (b)	392,596
		1,215,206
	Total Real Estate Investment Trusts	2,515,998
	(Cost $2,304,714)
	Total Investments – 99.0%	123,444,532
	(Cost $114,588,864)
	Net Other Assets and Liabilities – 1.0%	1,215,833
	Net Assets – 100.0%	$124,660,365

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At April 30, 2023, securities noted as such are valued at $116,300,824 or 93.3% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Non-income producing security.
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(g)	This security’s value was determined using significant unobservable inputs (see Note 2A – Portfolio Valuation in the Notes to Financial Statements).

ADR	American Depositary Receipt

Currency Exposure Diversification	% of Total Investments
Euro	25.1%
Japanese Yen	22.7
British Pound Sterling	16.3
Swiss Franc	14.2
Australian Dollar	7.9
Danish Krone	4.0
Canadian Dollar	3.8
United States Dollar	2.0
Singapore Dollar	1.5
Norwegian Krone	0.9
New Zealand Dollar	0.8
Hong Kong Dollar	0.7
Swedish Krona	0.1
Total	100.0%

See Notes to Financial Statements

First Trust RiverFront Dynamic Developed International ETF (RFDI)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 4/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Canada	$ 5,477,323	$ 5,477,323	$ —	$ —
Israel	719,584	719,584	—	—
Spain	3,939,341	575,538	3,363,803	—
United Kingdom	18,051,477	—	18,051,477	—**
United States	371,263	371,263	—	—
Other Country Categories*	92,369,546	—	92,369,546	—
Real Estate Investment Trusts*	2,515,998	—	2,515,998	—
Total Investments	$ 123,444,532	$ 7,143,708	$ 116,300,824	$—**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. Level 3 investments values are based on unobservable and non-quantitative inputs.
See Notes to Financial Statements

First Trust RiverFront Dynamic Europe ETF (RFEU)
Portfolio of Investments
April 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 96.9%
	Australia – 0.7%
850	Rio Tinto Ltd. (b)	$63,754
	Austria – 1.7%
1,703	Erste Group Bank AG (b)	61,920
3,267	Raiffeisen Bank International AG (b) (c)	50,186
6,456	Telekom Austria AG	50,366
		162,472
	Belgium – 0.5%
950	KBC Ancora (b)	45,722
	Canada – 0.7%
2,188	Suncor Energy, Inc.	68,506
	Denmark – 5.4%
31	AP Moller - Maersk A.S., Class A (b)	55,403
33	AP Moller - Maersk A.S., Class B (b)	59,649
2,039	Novo Nordisk A.S., Class B (b)	339,197
528	Pandora A.S. (b)	48,873
		503,122
	Finland – 0.5%
1,563	TietoEVRY OYJ (b)	49,944
	France – 13.9%
840	Amundi S.A. (b) (d) (e)	55,032
76	Christian Dior SE (b)	69,748
28	Hermes International (b)	60,790
461	Ipsen S.A. (b)	55,903
177	Kering S.A. (b)	113,345
78	L’Oreal S.A. (b)	37,278
332	LVMH Moet Hennessy Louis Vuitton SE (b)	319,345
7,451	Orange S.A. (b)	96,982
1,965	Rexel S.A. (b)	45,516
391	Sanofi (b)	42,137
199	Sartorius Stedim Biotech (b)	53,312
3,511	TotalEnergies SE (b)	224,353
1,057	Vinci S.A. (b)	130,742
		1,304,483
	Germany – 13.5%
677	Allianz SE (b)	169,999
923	Bayerische Motoren Werke AG (b)	103,454
533	Bayerische Motoren Werke AG (Preference Shares) (b)	56,655
801	Brenntag SE (b)	65,285
2,431	Deutsche Post AG (b)	116,930
7,563	E.ON SE (b)	100,042
1,372	Fresenius Medical Care AG & Co., KGaA (b)	66,575
204	Hapag-Lloyd AG (b) (d) (e)	63,434
744	HUGO BOSS AG (b)	56,091
Shares	Description	Value

	Germany (Continued)
342	K+S AG (b)	$6,822
1,644	Mercedes-Benz Group AG (b)	128,209
450	SAP SE (b)	60,892
147	Sartorius AG (Preference Shares) (b)	57,137
291	Siemens AG (b)	47,966
16,311	Telefonica Deutschland Holding AG (b)	55,115
515	Volkswagen AG (Preference Shares) (b)	70,323
308	Wacker Chemie AG (b)	47,633
		1,272,562
	Greece – 0.5%
2,997	OPAP S.A. (b)	51,107
	Italy – 2.3%
30,832	A2A S.p.A. (b)	54,400
2,267	Azimut Holding S.p.A. (b)	50,636
7,208	Eni S.p.A. (b)	108,894
		213,930
	Jersey – 2.8%
2,751	Experian PLC (b)	97,399
19,858	Glencore PLC (b)	117,214
16,309	Man Group PLC (b)	46,643
		261,256
	Luxembourg – 1.0%
8,141	B&M European Value Retail S.A. (b)	49,147
987	RTL Group S.A. (b)	46,264
		95,411
	Netherlands – 8.3%
3,366	ABN AMRO Bank N.V. (b) (d) (e)	53,948
497	ASML Holding N.V. (b)	315,402
124	Ferrari N.V. (b)	34,552
837	Heineken Holding N.V. (b)	80,336
697	OCI N.V. (b)	18,366
5,651	Stellantis N.V. (b)	93,731
1,893	STMicroelectronics N.V. (b)	80,977
775	Wolters Kluwer N.V. (b)	102,683
		779,995
	Norway – 3.3%
756	Aker ASA, Class A (b)	46,208
3,267	Equinor ASA (b)	94,061
8,085	Norsk Hydro ASA (b)	59,498
4,790	Telenor ASA (b)	59,770
1,272	Yara International ASA (b)	51,222
		310,759

See Notes to Financial Statements

First Trust RiverFront Dynamic Europe ETF (RFEU)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Spain – 2.9%
1,930	Cia de Distribucion Integral Logista Holdings S.A. (b)	$52,413
3,427	Endesa S.A. (b)	76,877
1,549	Grupo Catalana Occidente S.A. (b)	49,992
157	Red Electrica Corp. S.A. (b)	2,855
20,523	Telefonica S.A. (b)	93,219
		275,356
	Sweden – 1.0%
671	Evolution AB (b) (d) (e)	89,651
	Switzerland – 16.3%
298	Allreal Holding AG (b)	52,883
363	Kuehne + Nagel International AG (b)	107,541
916	Logitech International S.A. (b)	54,206
3,211	Nestle S.A. (b)	411,938
1,312	Novartis AG (b)	134,209
90	Partners Group Holding AG (b)	87,366
433	Roche Holding AG (b)	135,590
266	Roche Holding AG (b)	90,015
803	SGS SA (b)	72,668
227	Sonova Holding AG (b)	71,988
286	Straumann Holding AG (b)	43,029
136	Swiss Life Holding AG (b)	89,768
918	Swiss Re AG (b)	92,446
126	Swisscom AG (b)	86,505
		1,530,152
	United Kingdom – 21.6%
4,325	3i Group PLC (b)	96,227
2,145	Admiral Group PLC (b)	62,343
743	AstraZeneca PLC (b)	109,342
7,447	Auto Trader Group PLC (b) (d) (e)	59,554
1,539	Barclays PLC (b)	3,100
8,499	BP PLC (b)	57,020
3,960	British American Tobacco PLC (b)	146,305
46,347	BT Group PLC (b)	92,569
2,038	Burberry Group PLC (b)	66,524
688	Diageo PLC (b)	31,384
3,368	Dunelm Group PLC	48,507
44,089	Evraz PLC (b) (c) (f) (g)	0
8,421	GSK PLC (b)	151,857
28,337	HSBC Holdings PLC (b)	204,235
3,683	Imperial Brands PLC (b)	91,169
1,043	Intertek Group PLC (b)	54,564
16,508	J Sainsbury PLC (b)	57,365
22,331	Legal & General Group PLC (b)	65,888
514	Next PLC (b)	43,611
3,850	RELX PLC (b)	128,277
6,167	Shell PLC (b)	189,501
37,262	Taylor Wimpey PLC (b)	60,136
Shares	Description	Value

	United Kingdom (Continued)
3,711	Unilever PLC (b)	$206,636
		2,026,114
	Total Common Stocks	9,104,296
	(Cost $9,192,850)
REAL ESTATE INVESTMENT TRUSTS (a) – 1.1%
	Belgium – 0.5%
454	Cofinimmo S.A. (b)	43,373
	United Kingdom – 0.6%
11,339	British Land (The) Co., PLC (b)	57,128
	Total Real Estate Investment Trusts	100,501
	(Cost $90,213)
	Total Investments – 98.0%	9,204,797
	(Cost $9,283,063)
	Net Other Assets and Liabilities – 2.0%	186,099
	Net Assets – 100.0%	$9,390,896

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At April 30, 2023, securities noted as such are valued at $9,037,418 or 96.2% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	Non-income producing security.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(e)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(g)	This security’s value was determined using significant unobservable inputs (see Note 2A – Portfolio Valuation in the Notes to Financial Statements).

See Notes to Financial Statements

First Trust RiverFront Dynamic Europe ETF (RFEU)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Currency Exposure Diversification	% of Total Investments
Euro	46.1%
British Pound Sterling	26.0
Swiss Franc	16.6
Danish Krone	5.5
Norwegian Krone	3.4
Swedish Krona	1.0
Canadian Dollar	0.7
Australian Dollar	0.7
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 4/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Austria	$ 162,472	$ 50,366	$ 112,106	$ —
Canada	68,506	68,506	—	—
United Kingdom	2,026,114	48,507	1,977,607	—**
Other Country Categories*	6,847,204	—	6,847,204	—
Real Estate Investment Trusts*	100,501	—	100,501	—
Total Investments	$ 9,204,797	$ 167,379	$ 9,037,418	$ —**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. Level 3 investments values are based on unobservable and non-quantitative inputs.

See Notes to Financial Statements

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments
April 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 97.8%
	Brazil – 13.8%
48,893	Banco do Brasil S.A.	$420,136
52,082	BB Seguridade Participacoes S.A.	358,261
49,514	Bradespar S.A. (Preference Shares)	235,270
58,711	CPFL Energia S.A.	390,088
37,144	Engie Brasil Energia S.A.	307,039
93,566	JBS S.A.	335,786
87,073	Petroleo Brasileiro S.A.	465,583
99,384	Petroleo Brasileiro S.A. (Preference Shares)	472,232
31,610	Petroleo Brasileiro S.A., ADR	335,698
36,254	Petroleo Brasileiro S.A., ADR	344,050
42,877	Suzano S.A.	342,136
21,233	Vale S.A.	308,206
3,960	Vale S.A., ADR	57,064
		4,371,549
	Cayman Islands – 10.9%
58,772	Alibaba Group Holding Ltd. (b) (c)	621,433
24,058	ANTA Sports Products Ltd. (b)	298,950
169,000	China Medical System Holdings Ltd. (b)	280,560
393,425	Country Garden Holdings Co., Ltd. (b)	101,346
12,126	Meituan, Class B (b) (c) (d) (e)	207,239
623,286	Sino Biopharmaceutical Ltd. (b)	345,987
78,219	Sunac China Holdings Ltd. (c)	16,342
31,133	Tencent Holdings Ltd. (b)	1,382,807
100,744	Wisdom Marine Lines Co., Ltd. (b)	210,876
		3,465,540
	Chile – 2.9%
3,695,192	Banco de Chile	393,437
106,376,279	Banco Itau Chile S.A.	239,832
2,664,107	Cia Sud Americana de Vapores S.A.	272,236
		905,505
	Greece – 2.6%
197,874	Eurobank Ergasias Services and Holdings S.A. (b) (c)	279,780
16,802	OPAP S.A. (b)	286,519
115,992	Piraeus Financial Holdings S.A. (b) (c)	274,395
		840,694
	Hong Kong – 1.2%
381,714	Lenovo Group Ltd. (b)	390,523
	India – 15.5%
25,574	Aurobindo Pharma Ltd. (b)	193,327
6,761	Britannia Industries Ltd. (b)	376,979
Shares	Description	Value

	India (Continued)
30,527	HCL Technologies Ltd. (b)	$399,111
15,030	Hindustan Unilever Ltd. (b)	452,399
34,640	Infosys Ltd. (b)	534,467
18,871	Infosys Ltd., ADR	293,255
86,644	ITC Ltd. (b)	451,828
55,787	Jindal Steel & Power Ltd. (b)	399,178
2,184	LTIMindtree Ltd. (b) (d) (e)	118,709
7,278	Reliance Industries Ltd. (b)	216,136
32,407	Sun Pharmaceutical Industries Ltd. (b)	392,000
13,781	Tata Consultancy Services Ltd. (b)	544,855
291,618	Tata Steel Ltd. (b)	386,618
45,762	Vedanta Ltd. (b)	156,982
		4,915,844
	Malaysia – 1.6%
558,200	AFFIN Bank Bhd (b)	254,328
206,800	TIME dotCom Bhd (b)	254,764
		509,092
	Mexico – 3.8%
90,705	Grupo Mexico S.A.B. de C.V., Series B	443,599
132,261	Kimberly-Clark de Mexico S.A.B. de C.V., Class A	298,957
112,417	Wal-Mart de Mexico S.A.B. de C.V.	453,119
		1,195,675
	Philippines – 1.1%
91,770	International Container Terminal Services, Inc. (b)	359,893
	Poland – 0.7%
11,574	Asseco Poland S.A. (b)	234,825
	Russia – 0.0%
59,735	Rosneft Oil Co. PJSC (b) (f) (g)	0
23,602	Severstal PAO (b) (c) (f) (g)	0
		0
	Singapore – 0.8%
80,500	Sembcorp Industries Ltd. (b)	259,021
	South Africa – 3.8%
23,939	Exxaro Resources Ltd. (b)	251,535
34,668	Impala Platinum Holdings Ltd. (b)	337,521
11,344	Kumba Iron Ore Ltd. (b)	275,848
51,056	Vodacom Group Ltd. (b)	349,956
		1,214,860
	South Korea – 14.8%
3,534	Coway Co., Ltd. (b)	129,756
2,564	F&F Co., Ltd. (b)	271,297
7,342	GS Holdings Corp. (b)	218,142

See Notes to Financial Statements

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	South Korea (Continued)
1,094	Hana Financial Group, Inc. (b)	$34,377
22,005	HMM Co., Ltd. (b)	337,057
2,319	Hyundai Motor Co. (b)	343,512
6,894	Kia Corp. (b)	436,620
10,688	KT Corp. (b)	239,868
2,398	Kumho Petrochemical Co., Ltd. (b)	245,216
3,041	LX Semicon Co., Ltd. (b)	240,428
8,228	Meritz Financial Group, Inc. (b)	283,220
51,655	Mirae Asset Securities Co., Ltd. (b)	268,395
338	Orion Corp. (b)	36,645
339	Samsung Biologics Co., Ltd. (b) (c) (d) (e)	198,267
22,165	Samsung Electronics Co., Ltd. (b)	1,090,609
3,294	Samsung SDS Co., Ltd. (b)	289,637
872	SK Square Co., Ltd. (b) (c)	27,790
		4,690,836
	Spain – 0.9%
85,233	Banco Santander S.A. (b)	299,430
	Taiwan – 22.6%
42,848	Evergreen Marine Corp. Taiwan Ltd. (b)	226,303
37,979	Faraday Technology Corp. (b)	204,308
13,574	International Games System Co., Ltd. (b)	237,062
23,035	MediaTek, Inc. (b)	500,869
56,605	Micro-Star International Co., Ltd. (b)	269,044
28,949	Nan Ya Printed Circuit Board Corp. (b)	260,627
25,587	Novatek Microelectronics Corp. (b)	349,803
26,925	Realtek Semiconductor Corp. (b)	315,749
96,607	Ruentex Industries Ltd. (b)	182,101
162,143	Taiwan Semiconductor Manufacturing Co., Ltd. (b)	2,655,188
Shares	Description	Value

	Taiwan (Continued)
3,382	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	$285,103
75,521	Unimicron Technology Corp. (b)	358,826
249,239	United Microelectronics Corp. (b)	400,865
36,090	United Microelectronics Corp., ADR	289,803
139,320	Wan Hai Lines Ltd. (b)	296,203
2,500	Wiwynn Corp. (b)	95,142
116,613	Yang Ming Marine Transport Corp. (b)	240,571
		7,167,567
	Thailand – 0.0%
56,700	TTW PCL, NVDR (b)	14,380
	United Arab Emirates – 0.8%
396,725	Dubai Investments PJSC (b)	265,279
	Total Common Stocks	31,100,513
	(Cost $32,062,025)
REAL ESTATE INVESTMENT TRUSTS (a) – 1.0%
	Malaysia – 1.0%
151,000	IGB Real Estate Investment Trust (b)	59,307
725,000	Sunway Real Estate Investment Trust (b)	261,936
	Total Real Estate Investment Trusts	321,243
	(Cost $323,469)
	Total Investments – 98.8%	31,421,756
	(Cost $32,385,494)
	Net Other Assets and Liabilities – 1.2%	366,432
	Net Assets – 100.0%	$31,788,188

Forward Foreign Currency Contracts
Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 4/30/2023	Sale Value as of 4/30/2023	Unrealized Appreciation/ (Depreciation)
05/31/23	SG	USD	3,092,829	TWD	95,000,000	$ 3,092,829	$ 3,101,194	$ (8,365)

Counterparty Abbreviations
SG	Societe Generale

See Notes to Financial Statements

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At April 30, 2023, securities noted as such are valued at $24,064,524 or 75.7% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	Non-income producing security.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(e)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(g)	This security’s value was determined using significant unobservable inputs (see Note 2A – Portfolio Valuation in the Notes to Financial Statements).

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
Currency Exposure Diversification	% of Total Investments†
USD	15.0%
KRW	14.9
INR	14.7
TWD	11.8
HKD	11.6
BRL	11.6
ZAR	3.9
MXN	3.8
EUR	3.6
CLP	2.9
MYR	2.6
PHP	1.2
AED	0.8
SGD	0.8
PLN	0.7
THB	0.1
RUB	0.0*
Total	100.0%

†	The weightings include the impact of currency forwards.
*	Investment is valued at $0.

Currency Abbreviations
AED	United Arab Emirates Dirham
BRL	Brazilian Real
CLP	Chilean Peso
EUR	Euro
HKD	Hong Kong Dollar
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

See Notes to Financial Statements

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
ASSETS TABLE
	Total Value at 4/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Brazil	$ 4,371,549	$ 4,371,549	$ —	$ —
Cayman Islands	3,465,540	16,342	3,449,198	—
Chile	905,505	905,505	—	—
India	4,915,844	293,255	4,622,589	—
Mexico	1,195,675	1,195,675	—	—
Russia	—**	—	—	—**
Taiwan	7,167,567	574,906	6,592,661	—
Other Country Categories*	9,078,833	—	9,078,833	—
Real Estate Investment Trusts*	321,243	—	321,243	—
Total Investments	$ 31,421,756	$ 7,357,232	$ 24,064,524	$—**

LIABILITIES TABLE
	Total Value at 4/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Forward Foreign Currency Contracts***	$ (8,365)	$ —	$ (8,365)	$ —

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
***	See the Schedule of Forward Foreign Currency Contracts for contract and currency detail.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. Level 3 investments values are based on unobservable and non-quantitative inputs.

See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Statements of Assets and Liabilities
April 30, 2023 (Unaudited)
	First Trust RiverFront Dynamic Developed International ETF (RFDI)	First Trust RiverFront Dynamic Europe ETF (RFEU)	First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
ASSETS:
Investments, at value	$ 123,444,532	$ 9,204,797	$ 31,421,756
Cash	356,208	41,939	191,916
Foreign currency	163,542	9,605	40,900
Receivables:
Dividend reclaims	718,389	138,143	1,135
Dividends	462,898	31,109	243,145
Total Assets	125,145,569	9,425,593	31,898,852
LIABILITIES:
Unrealized depreciation on forward foreign currency contracts	—	—	8,365
Payables:
Investment securities purchased	400,856	28,389	—
Investment advisory fees	84,348	6,308	25,059
Deferred foreign capital gains tax	—	—	77,240
Total Liabilities	485,204	34,697	110,664
NET ASSETS	$124,660,365	$9,390,896	$31,788,188
NET ASSETS consist of:
Paid-in capital	$ 198,779,162	$ 31,341,351	$ 56,673,032
Par value	21,674	1,500	6,000
Accumulated distributable earnings (loss)	(74,140,471)	(21,951,955)	(24,890,844)
NET ASSETS	$124,660,365	$9,390,896	$31,788,188
NET ASSET VALUE, per share	$57.52	$62.61	$52.98
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	2,167,387	150,002	600,002
Investments, at cost	$114,588,864	$9,283,063	$32,385,494
Foreign currency, at cost (proceeds)	$163,583	$9,596	$40,906
See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Statements of Operations
For the Six Months Ended April 30, 2023 (Unaudited)
	First Trust RiverFront Dynamic Developed International ETF (RFDI)	First Trust RiverFront Dynamic Europe ETF (RFEU)	First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
INVESTMENT INCOME:
Dividends	$ 2,894,402	$ 244,903	$ 916,937
Interest	3,865	433	2,749
Foreign withholding tax	(68,967)	79,732	(77,314)
Other	606	119	67
Total investment income	2,829,906	325,187	842,439
EXPENSES:
Investment advisory fees	522,114	40,162	154,824
Total expenses	522,114	40,162	154,824
NET INVESTMENT INCOME (LOSS)	2,307,792	285,025	687,615
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(2,023,139)	(263,675)	(1,536,743)
In-kind redemptions	2,565,641	(539,689)	241,994
Forward foreign currency contracts	(1,159,220)	(131,137)	(189,281)
Foreign currency transactions	(26,413)	(24,022)	12,385
Foreign capital gains tax	—	—	(22,069)
Net realized gain (loss)	(643,131)	(958,523)	(1,493,714)
Net change in unrealized appreciation (depreciation) on:
Investments	19,844,378	2,830,124	4,523,584
Forward foreign currency contracts	(410,206)	(77,750)	(8,739)
Foreign currency translation	62,402	14,082	2,835
Deferred foreign capital gains tax	—	—	18,096
Net change in unrealized appreciation (depreciation)	19,496,574	2,766,456	4,535,776
NET REALIZED AND UNREALIZED GAIN (LOSS)	18,853,443	1,807,933	3,042,062
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 21,161,235	$ 2,092,958	$ 3,729,677

See Notes to Financial Statements

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First Trust Exchange-Traded Fund III
Statements of Changes in Net Assets
	First Trust RiverFront Dynamic Developed International ETF (RFDI)		First Trust RiverFront Dynamic Europe ETF (RFEU)
	Six Months Ended 4/30/2023 (Unaudited)	Year Ended 10/31/2022	Six Months Ended 4/30/2023 (Unaudited)	Year Ended 10/31/2022
OPERATIONS:
Net investment income (loss)	$ 2,307,792	$ 5,437,970	$ 285,025	$ 704,653
Net realized gain (loss)	(643,131)	(14,139,636)	(958,523)	(5,259,007)
Net change in unrealized appreciation (depreciation)	19,496,574	(39,993,438)	2,766,456	(2,592,073)
Net increase (decrease) in net assets resulting from operations	21,161,235	(48,695,104)	2,092,958	(7,146,427)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(1,280,520)	(8,358,471)	(182,268)	(731,214)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	—	16,350,807	—	7,163,511
Cost of shares redeemed	(16,367,557)	(13,466,905)	(11,332,405)	(3,439,455)
Net increase (decrease) in net assets resulting from shareholder transactions	(16,367,557)	2,883,902	(11,332,405)	3,724,056
Total increase (decrease) in net assets	3,513,158	(54,169,673)	(9,421,715)	(4,153,585)
NET ASSETS:
Beginning of period	121,147,207	175,316,880	18,812,611	22,966,196
End of period	$ 124,660,365	$ 121,147,207	$ 9,390,896	$ 18,812,611
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	2,467,387	2,417,387	350,002	300,002
Shares sold	—	300,000	—	100,000
Shares redeemed	(300,000)	(250,000)	(200,000)	(50,000)
Shares outstanding, end of period	2,167,387	2,467,387	150,002	350,002

See Notes to Financial Statements

First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
Six Months Ended 4/30/2023 (Unaudited)	Year Ended 10/31/2022

$ 687,615	$ 2,153,723
(1,493,714)	309,273
4,535,776	(12,935,260)
3,729,677	(10,472,264)

(875,763)	(2,105,337)

5,558,285	—
(5,232,255)	(6,186,633)
326,030	(6,186,633)
3,179,944	(18,764,234)

28,608,244	47,372,478
$ 31,788,188	$ 28,608,244

600,002	700,002
100,000	—
(100,000)	(100,000)
600,002	600,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Financial Highlights
For a share outstanding throughout each period
First Trust RiverFront Dynamic Developed International ETF (RFDI)
	Six Months Ended 4/30/2023 (Unaudited)	Year Ended October 31,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$ 49.10	$ 72.52	$ 54.60	$ 57.70	$ 55.84	$ 63.96
Income from investment operations:
Net investment income (loss)	1.03	2.23	1.21	0.85	1.54	1.34
Net realized and unrealized gain (loss)	7.93	(22.22)	17.89	(2.84)	1.81	(8.00)
Total from investment operations	8.96	(19.99)	19.10	(1.99)	3.35	(6.66)
Distributions paid to shareholders from:
Net investment income	(0.54)	(3.43)	(1.18)	(1.11)	(1.49)	(1.44)
Net realized gain	—	—	—	—	—	(0.02)
Total distributions	(0.54)	(3.43)	(1.18)	(1.11)	(1.49)	(1.46)
Net asset value, end of period	$57.52	$49.10	$72.52	$54.60	$57.70	$55.84
Total return (a)	18.36%	(28.21)%	35.11%	(3.45)%	6.12%	(10.65)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 124,660	$ 121,147	$ 175,317	$ 131,049	$ 245,234	$ 499,726
Ratio of total expenses to average net assets	0.83% (b)	0.83%	0.83%	0.83%	0.83%	0.83%
Ratio of net investment income (loss) to average net assets	3.67% (b)	3.61%	1.79%	1.43%	2.51%	2.28%
Portfolio turnover rate (c)	47%	95%	45%	96%	87%	133%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust RiverFront Dynamic Europe ETF (RFEU)
	Six Months Ended 4/30/2023 (Unaudited)	Year Ended October 31,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$ 53.75	$ 76.55	$ 55.76	$ 59.49	$ 57.23	$ 65.25
Income from investment operations:
Net investment income (loss)	2.11	2.04	0.98	0.96	1.78	1.48
Net realized and unrealized gain (loss)	7.97	(22.71)	21.31	(3.50)	2.20	(7.97)
Total from investment operations	10.08	(20.67)	22.29	(2.54)	3.98	(6.49)
Distributions paid to shareholders from:
Net investment income	(1.22)	(2.13)	(1.50)	(1.19)	(1.72)	(1.53)
Net asset value, end of period	$62.61	$53.75	$76.55	$55.76	$59.49	$57.23
Total return (a)	18.98%	(27.33)%	40.20%	(4.22)%	7.01%	(10.16)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 9,391	$ 18,813	$ 22,966	$ 16,729	$ 38,666	$ 88,706
Ratio of total expenses to average net assets	0.83% (b)	0.83%	0.83%	0.83%	0.83%	0.83%
Ratio of net investment income (loss) to average net assets	5.89% (b)	3.15%	1.29%	1.59%	2.77%	2.45%
Portfolio turnover rate (c)	40%	71%	50%	87%	81%	130%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)
	Six Months Ended 4/30/2023 (Unaudited)	Year Ended October 31,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$ 47.68	$ 67.67	$ 61.57	$ 60.76	$ 56.40	$ 68.64
Income from investment operations:
Net investment income (loss)	1.15	3.48	1.61	1.10	1.79	1.20
Net realized and unrealized gain (loss)	5.61	(20.11)	5.85	1.81	3.94	(11.87)
Total from investment operations	6.76	(16.63)	7.46	2.91	5.73	(10.67)
Distributions paid to shareholders from:
Net investment income	(1.46)	(3.36)	(1.36)	(1.73)	(1.37)	(1.18)
Net realized gain	—	—	—	—	—	(0.30)
Return of capital	—	—	—	(0.37)	—	(0.09)
Total distributions	(1.46)	(3.36)	(1.36)	(2.10)	(1.37)	(1.57)
Net asset value, end of period	$52.98	$47.68	$67.67	$61.57	$60.76	$56.40
Total return (a)	14.30%	(24.97)%	12.01%	4.74%	10.32%	(15.92)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 31,788	$ 28,608	$ 47,372	$ 46,178	$ 72,917	$ 101,512
Ratio of total expenses to average net assets	0.95% (b)	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets	4.22% (b)	5.47%	2.19%	1.92%	2.60%	1.90%
Portfolio turnover rate (c)	49%	75%	32%	89%	116%	126%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund III
April 30, 2023 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund III (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust consists of seventeen funds that are currently offering shares. This report covers the three funds (each a “Fund” and collectively, the “Funds”) listed below. The shares of each Fund are listed and traded on The Nasdaq Stock Market LLC (“Nasdaq”).
First Trust RiverFront Dynamic Developed International ETF – (ticker “RFDI”)
First Trust RiverFront Dynamic Europe ETF – (ticker “RFEU”)
First Trust RiverFront Dynamic Emerging Markets ETF – (ticker “RFEM”)
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
Each Fund is an actively managed exchange-traded fund. The investment objective of each Fund is to provide capital appreciation.
Under normal market conditions, RFDI seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in a portfolio of equity securities of developed market companies, including through investments in common stocks, depositary receipts, common and preferred shares of real estate investment trusts (“REITs”), and forward foreign currency exchange contracts and currency spot transactions used to hedge the Fund’s exposure to the currencies in which the equity securities of such developed market companies are denominated.
Under normal market conditions, RFEU seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in a portfolio of equity securities of European companies, including through investments in common stocks, depositary receipts, common and preferred shares of REITs, and forward foreign currency exchange contracts and currency spot transactions used to hedge the Fund’s exposure to the currencies in which the equity securities of such European companies are denominated.
Under normal market conditions, RFEM seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in a portfolio of equity securities of emerging market companies, including through investments in common stocks, depositary receipts, common and preferred shares of REITs, and forward foreign currency exchange contracts and currency spot transactions used to hedge the Fund’s exposure to the currencies in which the equity securities of such emerging market companies are denominated.
There can be no assurance that a Fund will achieve its investment objective. The Funds may not be appropriate for all investors.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
April 30, 2023 (Unaudited)
thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks, REITs, and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.
Forward foreign currency contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety, and one-hundred eighty day forward rates provided by a third-party pricing service.
Securities traded in an over-the-counter market are valued at the mean of their most recent bid and asked price, if available, and otherwise at their last trade price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
2)	the type of security;
3)	the size of the holding;
4)	the initial cost of the security;
5)	transactions in comparable securities;
6)	price quotes from dealers and/or third-party pricing services;
7)	relationships among various securities;
8)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
9)	an analysis of the issuer’s financial statements;
10)	the existence of merger proposals or tender offers that might affect the value of the security; and
11)	other relevant factors.
If the securities in question are foreign securities, the following additional information may be considered:
1)	the value of similar foreign securities traded on other foreign markets;
2)	ADR trading of similar securities;
3)	closed-end fund or exchange-traded fund trading of similar securities;
4)	foreign currency exchange activity;
5)	the trading prices of financial products that are tied to baskets of foreign securities;
6)	factors relating to the event that precipitated the pricing problem;
7)	whether the event is likely to recur;
8)	whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and
9)	other relevant factors.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
April 30, 2023 (Unaudited)
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of April 30, 2023, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in REITs may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Forward Foreign Currency Contracts
The Funds are subject to foreign currency risk in the normal course of pursuing their investment objectives. Forward foreign currency contracts are agreements between two parties (“Counterparties”) to exchange one currency for another at a future date and at a specified price. The Funds use forward foreign currency contracts to facilitate transactions in foreign securities and to manage each Fund’s foreign currency exposure. These contracts are valued daily, and each Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in “Unrealized appreciation on forward foreign currency contracts” and “Unrealized depreciation on forward foreign currency contracts” on the Statements of Assets and Liabilities. The change in unrealized appreciation (depreciation) is included in “Net change in unrealized appreciation (depreciation) on forward foreign currency contracts” on the Statements of Operations. When the forward contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or the cost of) the closing transaction and the Fund’s basis in the contract. This realized gain or loss is included in “Net realized gain (loss) on forward foreign currency contracts” on the Statements of Operations. Risks arise from the possible inability of Counterparties to meet the terms of their contracts and from movement in currency, securities values and interest rates. Due to the risks, the Funds could incur losses in excess of the net unrealized value shown on the Forward Foreign Currency Contracts table in each Fund’s Portfolio of Investments. In the event of default by the Counterparty, a Fund will provide notice to the

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
April 30, 2023 (Unaudited)
Counterparty of the Fund’s intent to convert the currency held by the Fund into the currency that the Counterparty agreed to exchange with that Fund. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Funds may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Funds may obtain only limited recovery or may obtain no recovery in such circumstances.
D. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are included in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statements of Operations.
E. Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid quarterly by each Fund, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. A Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended October 31, 2022, was as follows:
	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust RiverFront Dynamic Developed International ETF	$ 8,358,471	$ —	$ —
First Trust RiverFront Dynamic Europe ETF	731,214	—	—
First Trust RiverFront Dynamic Emerging Markets ETF	2,105,337	—	—
As of October 31, 2022, the components of distributable earnings on a tax basis for each Fund were as follows:
	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust RiverFront Dynamic Developed International ETF	$ 795,999	$ (82,940,557)	$ (12,391,288)
First Trust RiverFront Dynamic Europe ETF	137,868	(21,011,350)	(2,989,163)
First Trust RiverFront Dynamic Emerging Markets ETF	352,376	(22,354,470)	(5,742,664)
F. Income and Other Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
April 30, 2023 (Unaudited)
Certain countries assess a capital gains tax on securities sold in their local markets. This tax is accrued as the securities in these foreign markets appreciate in value and is paid at the time of sale to the extent a capital gain is realized. Taxes accrued on securities in an unrealized appreciation position are included in “Net change in unrealized appreciation (depreciation) on deferred foreign capital gains tax” on the Statements of Operations. The capital gains tax paid on securities sold is included in “Net realized gain (loss) on foreign capital gains tax” on the Statements of Operations.
India’s Finance Bill, 2018 (“Finance Bill, 2018”) was enacted into law on March 29, 2018 and amongst other provisions, it introduced a long-term capital gains tax beginning April 1, 2018. Long-term capital gains on the sale of listed shares in excess of INR 0.1 million are taxed at the rate of 10% (plus applicable surcharge and cess (which is a type of tax)) subject to satisfaction of certain conditions. Long-term capital gains accruing as of January 31, 2018 are considered exempt due to a grandfather clause in the provision. The aforesaid exemption from long-term capital gains tax is available with respect to shares acquired between October 1, 2004 and March 31, 2018 only if on such acquisitions Securities Transaction Tax (“STT”) was chargeable. Certain exceptions in this regard, such as acquisition of shares in a public offer, bonus, rights issued, etc. for which the condition of chargeability of STT on acquisition is not applicable, have been notified.
In the case of the sale of listed shares held by a Fund for one year or less, the income is classified as short-term capital gains and is taxable at 15% (plus applicable surcharge and cess) provided the shares are sold on the stock exchange and subjected to STT. For above purposes, the applicable rate of surcharge is 2% or 5% (depending on the level of income of the Fund). The Finance Bill, 2018 increases the cess imposed on the sum of tax and surcharge from 3% to 4%. The cess 4% rate is applied to the capital gains tax, resulting in a higher effective rate of capital gains tax.
Where the sale of shares is outside the stock exchange and not subject to STT, the long-term capital gains are taxed at 10% (plus applicable surcharge and cess) and short-term capital gains are taxed at 30% (plus applicable surcharge and cess). The Finance Bill, 2018, approves the carry forward of long-term capital losses to be offset against long-term capital gains. Short-term losses can be netted against both short-term gains and long-term gains.
Until March 31, 2020, dividends received by a Fund from Indian companies were exempt from tax in India because Indian companies were required to pay dividend distribution tax. The Indian Finance Act, 2020 has amended the dividend taxation framework effective April 1, 2020 and accordingly dividends would now be taxable in the hands of the shareholders at 20%, plus applicable surcharge and cess. Subsequent to the Indian Finance Act, 2020, “The Taxation and Other Laws (Relaxation and Amendment of Certain Provisions) Bill, 2020” (the “Bill”) was enacted into law and is effective retroactively to April 1, 2020. The Bill caps the maximum surcharge at 15% of the tax on dividend income earned by the Fund. The highest effective tax rate proposed for non-corporate entities on dividends will be 23.92%. Note, the Fund will not obtain relief under the US-India tax treaty as the treaty rate of 25% is higher than the domestic rate. Any excess taxes withheld can be off-set against capital gains tax liability during the year or claimed as a refund in the annual tax return.
Please note that the above description is based on current provisions of Indian law, and any change or modification made by subsequent legislation, regulation, or administrative or judicial decision could increase the Indian tax liability of a Fund and thus reduce the return to a Fund’s shareholders. There can be no assurance that the Indian tax authorities and/or regulators will not take a position contrary to the views expressed herein. If the Indian tax authorities and/or regulators take a position contrary to the views expressed herein, adverse unpredictable consequences may follow.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2019, 2020, 2021, and 2022 remain open to federal and state audit. As of April 30, 2023, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
April 30, 2023 (Unaudited)
The Funds intend to utilize provisions of the federal income tax laws, which allow them to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Funds are subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2022, for federal income tax purposes, the Funds had non-expiring capital loss carryforwards for federal income tax purposes as follows:
Non-Expiring Capital Loss Carryforward
First Trust RiverFront Dynamic Developed International ETF	$ 82,940,557
First Trust RiverFront Dynamic Europe ETF	21,011,350
First Trust RiverFront Dynamic Emerging Markets ETF	22,354,470
As of April 30, 2023, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust RiverFront Dynamic Developed International ETF	$ 114,588,864	$ 12,968,883	$ (4,113,215)	$ 8,855,668
First Trust RiverFront Dynamic Europe ETF	9,283,063	851,833	(930,099)	(78,266)
First Trust RiverFront Dynamic Emerging Markets ETF	32,385,494	2,827,554	(3,799,657)	(972,103)
G. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (See Note 3).
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for supervising the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
Pursuant to the Investment Management Agreement between First Trust and the Trust, First Trust supervises the investment of the Funds’ assets and is responsible for the expenses of each Fund including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions, acquired fund fees and expenses, if any, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, expenses associated with the execution of portfolio transactions, and extraordinary expenses, which are paid by each respective Fund. First Trust also provides fund reporting services to each Fund for a flat annual fee in the amount of $9,250, which is covered under the annual unitary management fee. Effective November 1, 2022, the annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:
Breakpoints	RFDI	RFEU	RFEM
Fund net assets up to and including $2.5 billion	0.83000%	0.83000%	0.95000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.80925%	0.80925%	0.92625%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.78850%	0.78850%	0.90250%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.76775%	0.76775%	0.87875%
Fund net assets greater than $10 billion	0.74700%	0.74700%	0.85500%

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
April 30, 2023 (Unaudited)
Prior to November 1, 2022, the Funds paid First Trust an annual unitary management fee based on each Fund’s average daily net assets at the following rates:
First Trust RiverFront Dynamic Developed International ETF	0.83%
First Trust RiverFront Dynamic Europe ETF	0.83%
First Trust RiverFront Dynamic Emerging Markets ETF	0.95%
RiverFront Investment Group, LLC (“RIG” or the “Sub-Advisor”) serves as the Funds’ sub-advisor and manages each Fund’s portfolio subject to First Trust’s supervision. Effective November 1, 2022, the sub-advisory fee payable to the Sub-Advisor by First Trust out of its annual unitary management fee will be reduced at certain breakpoints and calculated pursuant to the following schedule:
Breakpoints
Fund net assets up to and including $2.5 billion	0.35000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.34125%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.33250%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.32375%
Fund net assets greater than $10 billion	0.31500%
Prior to November 1, 2022, the Sub-Advisor received a monthly sub-advisory fee calculated at an annual rate of 0.35% of each Fund’s average daily net assets paid by First Trust out of its annual unitary management fee.
The Trust has multiple service agreements with Brown Brothers Harriman & Co. (“BBH”). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Funds. As custodian, BBH is responsible for custody of each Fund’s assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for each Fund.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended April 30, 2023, the cost of purchases and proceeds from sales of investment securities for each Fund, excluding short-term investments and in-kind transactions, were as follows:
	Purchases	Sales
First Trust RiverFront Dynamic Developed International ETF	$ 59,271,638	$ 59,839,167
First Trust RiverFront Dynamic Europe ETF	4,103,256	4,516,531
First Trust RiverFront Dynamic Emerging Markets ETF	15,763,242	15,657,871

For the six months ended April 30, 2023, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:
	Purchases	Sales
First Trust RiverFront Dynamic Developed International ETF	$ —	$ 15,965,412
First Trust RiverFront Dynamic Europe ETF	—	11,174,879
First Trust RiverFront Dynamic Emerging Markets ETF	1,193,396	1,538,662

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
April 30, 2023 (Unaudited)
5. Derivative Transactions
The following table presents the type of derivatives held by the following Fund at April 30, 2023, the primary underlying risk exposure and the location of these instruments as presented on the Statements of Assets and Liabilities.
			Asset Derivatives		Liability Derivatives
Fund	Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
RFEM	Forward foreign currency contracts	Currency Risk	Unrealized appreciation on forward foreign currency contracts	$ —	Unrealized depreciation on forward foreign currency contracts	$ 8,365
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended April 30, 2023, on derivative instruments, as well as the primary underlying risk exposure associated with each instrument.
	Equity Risk
Statements of Operations Location	RFDI	RFEU	RFEM
Currency Risk Exposure
Net realized gain (loss) on forward foreign currency contracts	(1,159,220)	(131,137)	(189,281)
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	(410,206)	(77,750)	(8,739)
For the six months ended April 30, 2023, the notional values of forward foreign currency contracts opened and closed were as follows:
	Opened	Closed
First Trust RiverFront Dynamic Developed International ETF	$ 98,329,711	$ 122,785,247
First Trust RiverFront Dynamic Europe ETF	11,082,880	15,423,595
First Trust RiverFront Dynamic Emerging Markets ETF	41,231,630	41,223,259
The Funds do not have the right to offset financial assets and liabilities related to forward foreign currency contracts on the Statements of Assets and Liabilities.
6. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as “Creation Units.” Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation (“NSCC”) the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
April 30, 2023 (Unaudited)
fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before February 28, 2024.
8. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there was the following subsequent event:
On May 23, 2023, the Advisor’s Pricing Committee approved changes to the Advisor’s Valuation Procedures for the First Trust Funds, including clarifications to certain pricing methodologies. These changes will be reflected in future reports’ Notes to Financial Statements.

Additional Information
First Trust Exchange-Traded Fund III
April 30, 2023 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Defined Outcome Funds Risk. To the extent a fund’s investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any) may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor’s investment period. Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund’s share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period. Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified

Additional Information (Continued)
First Trust Exchange-Traded Fund III
April 30, 2023 (Unaudited)
by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index or Model Constituent Risk. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund’s shares.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight Financing Rate (“SOFR”) will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

Additional Information (Continued)
First Trust Exchange-Traded Fund III
April 30, 2023 (Unaudited)
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the U.S. has resumed “reasonably” normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund’s shares and result in increased market volatility. During any such events, a fund’s shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund’s shares may widen.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund’s ability to meet its investment objective. Although the funds and the funds’ investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
Preferred Securities Risk. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company’s capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer payment on the securities and, in some cases, redeem the securities prior to a specified date. Preferred securities may also be substantially less liquid than other securities, including common stock.
Valuation Risk. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions (sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots. If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.

Additional Information (Continued)
First Trust Exchange-Traded Fund III
April 30, 2023 (Unaudited)
Variable Interest Entities Risk. In order to gain exposure to certain Chinese companies that have been selected by a Fund’s Advisor or Sub-Advisor but are unavailable to direct investment by foreign investors, certain Funds invest significantly in non-Chinese shell companies that have created structures known as variable interest entities (“VIEs”) in order to gain exposure to such Chinese companies. In China, direct ownership of companies in certain sectors by foreign individuals and entities is prohibited. In order to allow for foreign investment in these businesses, many Chinese companies have created VIE structures to enable indirect foreign ownership. In such an arrangement, a Chinese operating company typically establishes an offshore shell company in another jurisdiction, such as the Cayman Islands. That shell company enters into service and other contracts with the Chinese issuer or operating company to obtain economic exposure to the Chinese company, then issues shares on an exchange outside of mainland China, and U.S. investors hold stock in the non-Chinese shell company rather than directly in the Chinese issuer or operating company. This arrangement allows U.S. investors, such as the Fund, to obtain economic exposure to the Chinese issuer or operating company through contractual means rather than through formal equity ownership. Because neither the shell company nor the Fund owns actual equity interests in the Chinese operating company, they do not have the voting rights or other types of control that an equity holder would expect to benefit from. Although VIEs are a longstanding industry practice and well known to officials and regulators in China, VIEs are not formally recognized under Chinese law. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company’s performance and the enforceability of the VIE’s contractual arrangements that establish the links between the Chinese company and the shell company in which the Fund invests. This could considerably impact the financial condition of the shell company in which the Fund invests by limiting its ability to consolidate the financial results of the Chinese operating company into its own financial statements, as well as make the value of the shares held by the Fund effectively worthless. Further, if Chinese officials prohibit the existence of VIEs, the market value of the Fund’s associated holdings would likely suffer significant, and possibly permanent effects, which could negatively impact the Fund’s net asset value and could result in substantial losses. Further, it is uncertain whether any new laws, rules or regulations relating to VIE structures will be adopted or, if adopted, what impact they would have on the value of the Fund’s shares.
VIEs are also subject to the investment risks associated with the underlying Chinese issuer or operating company. Chinese companies are not subject to the same degree of regulatory requirements or accounting standards and oversight as companies in more developed countries. As a result, information about the Chinese securities and VIEs in which the Fund invests may be less reliable and incomplete. There also may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies and VIEs, and shareholders may have limited legal remedies, which could negatively impact the Fund. Additionally, U.S.-listed VIEs may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements. Delisting would significantly decrease the liquidity and value of the securities, decrease the ability of the Fund to invest in such securities and may increase the cost of the Fund if required to seek alternative markets in which to invest in such securities.
NOT FDIC INSURED	NOT BANK GUARANTEED	MAY LOSE VALUE
Liquidity Risk Management Program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Funds and each other fund in the First Trust Fund Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the “Program”) reasonably designed to assess and manage the funds’ liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. The Board of Trustees of the First Trust Funds has appointed First Trust Advisors L.P. (the “Advisor”) as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First Trust Liquidity Committee (the “Liquidity Committee”).
Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund’s portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds’ holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund’s net assets and establishes policies and procedures regarding redemptions in kind.
At the April 17, 2023 meeting of the Board of Trustees, as required by Rule 22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 17, 2022 through the Liquidity Committee’s annual meeting held on March 23, 2023 and assessed the Program’s adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Funds primarily hold assets that are highly liquid investments, the Funds have not adopted any highly liquid investment minimums.

Additional Information (Continued)
First Trust Exchange-Traded Fund III
April 30, 2023 (Unaudited)
As stated in the written report, during the review period, two funds breached the 15% limitation on illiquid investments for one day each, as a result of an unscheduled week-long closure of the stock exchange in Istanbul following devastating earthquakes in February, causing all Turkish equities to be re-classified as “illiquid” for one day. Each fund filed a Form N-RN on the day after the breach occurred, and one day later after the breach was cured. No fund with a highly liquid investment minimum breached that minimum during the reporting period. The Advisor concluded that each fund’s investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

First Trust Exchange-Traded Fund III
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
INVESTMENT SUB-ADVISOR
RiverFront Investment Group, LLC
1214 East Cary Street
Richmond, VA 23219
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the reports to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),or this Item.

Item 11. Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).
(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.
(b)	Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund III
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	July 10, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	July 10, 2023
By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	July 10, 2023

* Print the name and title of each signing officer under his or her signature.